                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No. 33 (File No. 333-91691)                         [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 34 (File No. 811-07623) [X]

                        (Check appropriate box or boxes)

                RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
           (previously IDS Life of New York Variable Annuity Account)
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
               (previously IDS Life Insurance Company of New York)
                               (Name of Depositor)

                  20 Madison Avenue Extension, Albany, NY 12203
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on July 19, 2010 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS

JULY 19, 2010

RIVERSOURCE

RAVA 5 ADVANTAGE(SM) VARIABLE ANNUITY
RAVA 5 SELECT(SM) VARIABLE ANNUITY
RAVA 5 ACCESS(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RAVA 5 Advantage, the RAVA 5 Select, or the RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Dreyfus Variable Investment Trust
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust
- Fidelity(R) Variable Insurance Products -- Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust
  (FTVIPT) -- Class 2
- Goldman Sachs Variable Insurance Trust (VIT)

- Invesco Variable Insurance Funds (previously AIM Variable
  Insurance Funds)
- Janus Aspen Series: Service Shares
- Legg Mason Variable Portfolios I, Inc.
- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds -- Service Shares
- PIMCO Variable Investment Trust (VIT)
- RiverSource Variable Series Trust (RVST)
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.


RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and

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 2  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE
ANNUITY NEW YORK -- PROSPECTUS
needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS


KEY TERMS................................       4
THE CONTRACTS IN BRIEF...................       6
EXPENSE SUMMARY..........................       8
CONDENSED FINANCIAL INFORMATION..........      14
FINANCIAL STATEMENTS.....................      14
THE VARIABLE ACCOUNT AND THE FUNDS.......      14
THE FIXED ACCOUNT........................      16
BUYING YOUR CONTRACT.....................      17
CHARGES..................................      20
VALUING YOUR INVESTMENT..................      25
MAKING THE MOST OF YOUR CONTRACT.........      27
SURRENDERS...............................      33
CHANGING THE ANNUITANT...................      34
CHANGING OWNERSHIP.......................      34
BENEFITS IN CASE OF DEATH -- STANDARD
  DEATH BENEFIT..........................      37
OPTIONAL BENEFITS........................      37
THE ANNUITY PAYOUT PERIOD................      49
TAXES....................................      51
VOTING RIGHTS............................      54
SUBSTITUTION OF INVESTMENTS..............      55
ABOUT THE SERVICE PROVIDERS..............      55
APPENDIX A: THE FUNDS....................      58
APPENDIX B: EXAMPLE -- SURRENDER
  CHARGES................................      65
APPENDIX C: EXAMPLE -- OPTIONAL DEATH
  BENEFITS...............................      72
APPENDIX D: EXAMPLE -- OPTIONAL LIVING
  BENEFITS...............................      74
APPENDIX E: EXAMPLE -- ADDITIONAL RMD
  DISCLOSURE.............................      76
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.................      77





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   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS  3

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITIZATION START DATE: The date when annuity payments begin according to the applicable annuity payment plan.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RETURN: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract at any point in time.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines "owner", "you" and "your".

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


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 4  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE
ANNUITY NEW YORK -- PROSPECTUS

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


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   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS  5

THE CONTRACTS IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule, and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account (if available), subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:

- "Tax Free" Exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See "Taxes -- 1035 Exchanges.")

- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (see "Taxes")

- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 5 Advantage and RAVA 5 Select contracts have surrender charges. RAVA 5 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 5 Advantage and RAVA 5 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (see "Annuity Payout Plans -- Plan E") Does the contract meet your current and anticipated future needs for liquidity?

- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?


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 6  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE
ANNUITY NEW YORK -- PROSPECTUS

- The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (see "Charges")


- How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the SecureSource Stages NY rider, the guaranteed amounts under the rider will be reduced. For SecureSource Stages NY, when a withdrawal is taken you will no longer be eligible to receive any future rider credits available under the rider. In addition, certain surrenders may be subject to a federal income tax penalty. (see "Surrenders")


- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (see "Making the Most of Your
  Contract -- Transferring Among Accounts")

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. (See "Valuing Your Investment.") We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- regular fixed account, which earns interest at rates that we adjust periodically. For RAVA 5 Advantage and RAVA 5 Select contracts, there are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Buying Your Contract", "Transfer Policies" and "The Regular Fixed Account"). For RAVA 5 Access contracts, the regular fixed account is not available (see "The Fixed Account").

- Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see "The Fixed Account -- The Special DCA Fixed Account")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")


SURRENDERS: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. If you have elected SecureSource Stages NY and you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the rider, the guaranteed amounts under the rider will be reduced and you will no longer be eligible to receive any future rider credits available under the rider. In addition, certain surrenders may be subject to a federal income tax penalty. (see "Surrenders")



BENEFITS IN CASE OF DEATH: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see "Benefits in Case of Death -- Standard Death Benefit" and "Optional Benefits")



OPTIONAL BENEFITS: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. We offer optional death benefits and optional living benefits. We currently offer SecureSource Stages NY riders and Accumulation Protector Benefit rider as optional living benefits. SecureSource Stages NY riders are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). SecureSource Stages NY riders may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. This optional living benefit may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. Accumulation


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   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS  7

Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year waiting period or take withdrawals during the waiting period (which provides reduced benefit). Optional living benefits require the use of a PN program investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on considerations before buying optional living benefits, please see "Optional Living
Benefits -- SecureSource Stages 2 Riders -- Important SecureSource Stages 2 Rider Considerations" and "Optional Living Benefits -- Accumulation Protector Benefit Rider." (See "Optional Benefits").



We offer the following optional death benefits: ROPP Death Benefit, MAV Death Benefit and 5-year MAV Death Benefit.


ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account is not available after the annuitization start date. (see "The Annuity Payout Period")

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU SURRENDER ONE OF THESE CONTRACTS.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGES FOR RAVA 5 ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payments surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.


               SEVEN-YEAR SCHEDULE                                TEN-YEAR SCHEDULE
                                                                                SURRENDER CHARGE
  NUMBER OF COMPLETED         SURRENDER CHARGE        NUMBER OF COMPLETED      PERCENTAGE APPLIED
YEARS FROM DATE OF EACH    PERCENTAGE APPLIED TO    YEARS FROM DATE OF EACH     TO EACH PURCHASE
    PURCHASE PAYMENT       EACH PURCHASE PAYMENT        PURCHASE PAYMENT             PAYMENT
           0                         7%                        0                        8%

           1                         7                         1                        8

           2                         7                         2                        8

           3                         6                         3                        7

           4                         5                         4                        6

           5                         4                         5                        5

           6                         2                         6                        4

           7+                        0                         7                        3

                                                               8                        2

                                                               9                        1

                                                              10+                       0


SURRENDER CHARGE FOR RAVA 5 SELECT
(Contingent deferred sales load as a percentage of purchase payments surrendered)


              SURRENDER CHARGE
CONTRACT     PERCENTAGE APPLIED
  YEAR      TO PURCHASE PAYMENTS
    1                 7%

    2                 6

    3                 5

    4                 4

   5+                 0


There are no surrender charges on and after the fourth contract anniversary.


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 8  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE
ANNUITY NEW YORK -- PROSPECTUS

SURRENDER CHARGE FOR RAVA 5 ACCESS:  0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See
"Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

CONTRACT ADMINISTRATIVE CHARGE



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                  MAXIMUM: $50   CURRENT: $30

ANNUAL CONTRACT ADMINISTRATIVE CHARGE IF YOUR CONTRACT VALUE EQUALS    MAXIMUM: $20   CURRENT: $0
OR EXCEEDS $50,000

CONTRACT ADMINISTRATIVE CHARGE AT FULL SURRENDER                       MAXIMUM: $50   CURRENT: $30


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

YOU MUST CHOOSE A PRODUCT, A DEATH BENEFIT GUARANTEE AND THE LENGTH OF YOUR CONTRACT'S SURRENDER CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST.

RAVA 5 ADVANTAGE WITH TEN-YEAR SURRENDER CHARGE SCHEDULE



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             0.85%

ROPP Death Benefit                                                                 1.20

MAV Death Benefit                                                                  1.10

5-year MAV Death Benefit                                                           0.95



RAVA 5 ADVANTAGE WITH SEVEN-YEAR SURRENDER CHARGE



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             0.95%

ROPP Death Benefit                                                                 1.30

MAV Death Benefit                                                                  1.20

5-year MAV Death Benefit                                                           1.05



RAVA 5 SELECT



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             1.20%

ROPP Death Benefit                                                                 1.55

MAV Death Benefit                                                                  1.45

5-year MAV Death Benefit                                                           1.30



RAVA 5 ACCESS



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             1.35%

ROPP Death Benefit                                                                 1.70

MAV Death Benefit                                                                  1.60

5-year MAV Death Benefit                                                           1.45




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 9

OTHER ANNUAL EXPENSES

OPTIONAL LIVING BENEFITS


If eligible, you may select one of the following optional living benefits. The optional living benefits require participation in the PN program. The fees apply only if you select one of these benefits.





ACCUMULATION PROTECTOR BENEFIT(R) (APB(R)) RIDER FEE              MAXIMUM: 1.75%          CURRENT: 1.25%


(Charged annually on the contract anniversary as a percentage of contract value or the minimum contract accumulation value, whichever is greater.)




SECURESOURCE STAGES NY(SM) - SINGLE LIFE RIDER FEE                MAXIMUM: 1.75%          CURRENT: 1.00%

SECURESOURCE STAGES NY(SM) - JOINT LIFE RIDER FEE                 MAXIMUM: 1.75%          CURRENT: 1.00%


(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

ANNUAL OPERATING EXPENSES OF THE FUNDS
THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                1.68%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS*


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)       0.75%      0.25%    0.13%           --%          1.13%


American Century VP Value, Class II                              0.87       0.25       --            --           1.12


Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.14            --           1.17(1)


Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.17            --           1.44(1)
Series, Class B


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93


FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.52       0.25     0.18          0.03           0.98(2)


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.18            --           1.03


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.03            --           0.92


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.09            --           1.07


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.31          0.01           1.42
Shares


Neuberger Berman Advisers Management Trust Socially              0.85       0.25     0.30            --           1.40(3)
Responsive Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares            0.64       0.25     0.11            --           1.00


Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.71       0.25     0.19            --           1.15(4)


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.69           1.37


RVST Disciplined Asset Allocation Portfolios - Aggressive          --       0.25     0.32          0.69           1.26(5)


RVST Disciplined Asset Allocation Portfolios - Conservative        --       0.25     0.21          0.63           1.09(5)


RVST Disciplined Asset Allocation Portfolios - Moderate            --       0.25     0.14          0.66           1.05(5)



--------------------------------------------------------------------------------
 10 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS*(CONTINUED)



(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Disciplined Asset Allocation Portfolios - Moderately          --%      0.25%    0.17%         0.67%          1.09%(5)
Aggressive


RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.19          0.64           1.08(5)
Conservative


RVST RiverSource Variable Portfolio - Balanced Fund (Class       0.46       0.13     0.14            --           0.73
3)


RVST RiverSource Variable Portfolio - Cash Management Fund       0.33       0.25     0.18            --           0.76(6)
(Class 2)


RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.25     0.14            --           0.83(6)
(Class 2)


RVST RiverSource Variable Portfolio - Diversified Equity         0.50       0.25     0.13            --           0.88(6)
Income Fund (Class 2)


RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.25     0.14          0.01           0.84(6)
(Class 2)


RVST RiverSource Variable Portfolio - Global Bond Fund           0.66       0.25     0.18            --           1.09(6),(7)
(Class 2)


RVST RiverSource Variable Portfolio - Global Inflation           0.43       0.25     0.15            --           0.83(6),(7)
Protected Securities Fund (Class 2)


RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.25     0.14            --           0.98(6)
(Class 2)


RVST RiverSource Variable Portfolio - Income Opportunities       0.60       0.25     0.15            --           1.00(6)
Fund (Class 2)


RVST RiverSource Variable Portfolio - Limited Duration Bond      0.47       0.25     0.15            --           0.87(6),(8)
Fund (Class 2)


RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.80       0.25     0.14            --           1.19(6),(7)
(Class 2)


RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.58       0.25     0.14            --           0.97(6)
(Class 2)


RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.15            --           0.50(7)
(Class 3)


RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.25     0.15            --           0.88(6)
Government Fund (Class 2)


RVST RiverSource Variable Portfolio - Strategic Income Fund      0.57       0.25     0.17            --           0.99(6),(8)
(Class 2)


RVST Seligman Variable Portfolio - Growth Fund (Class 2)         0.52       0.25     0.15            --           0.92(6)


RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.61       0.25     0.50            --           1.36(6),(7)
(Class 2)


RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        0.80       0.25     0.16            --           1.21(6),(7)
(Class 2)


RVST Threadneedle Variable Portfolio - Emerging Markets          1.08       0.25     0.21            --           1.54(6),(7)
Fund (Class 2)


RVST Threadneedle Variable Portfolio - International             0.85       0.25     0.18            --           1.28(6)
Opportunity Fund (Class 2)


RVST Variable Portfolio - Aggressive Portfolio (Class 2)           --       0.25     0.04          0.77           1.06(9)


RVST Variable Portfolio - Conservative Portfolio (Class 2)         --       0.25     0.04          0.62           0.91(9)


RVST Variable Portfolio - Moderate Portfolio (Class 2)             --       0.25     0.04          0.70           0.99(9)


RVST Variable Portfolio - Moderately Aggressive Portfolio          --       0.25     0.04          0.74           1.03(9)
(Class 2)


RVST Variable Portfolio - Moderately Conservative Portfolio        --       0.25     0.04          0.66           0.95(9)
(Class 2)


RVST Variable Portfolio - AllianceBernstein International        0.85       0.25     0.18            --           1.28(6),(8)
Value Fund (Class 2)


RVST Variable Portfolio - American Century Diversified Bond      0.47       0.25     0.15            --           0.87(6),(8)
Fund (Class 2)


RVST Variable Portfolio - American Century Growth Fund           0.64       0.25     0.15            --           1.04(6),(8)
(Class 2)


RVST Variable Portfolio - Columbia Wanger International          0.95       0.25     0.22            --           1.42(6),(8)
Equities Fund (Class 2)


RVST Variable Portfolio - Columbia Wanger U.S. Equities          0.88       0.25     0.18            --           1.31(6),(8)
Fund (Class 2)


RVST Variable Portfolio - Davis New York Venture Fund            0.68       0.25     0.13            --           1.06(6),(7)
(Class 2)


RVST Variable Portfolio - Eaton Vance Floating-Rate Income       0.63       0.25     0.17            --           1.05(6),(8)
Fund (Class 2)


RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund       0.81       0.25     0.62            --           1.68(6),(7)
(Class 2)


RVST Variable Portfolio - Invesco International Growth Fund      0.84       0.25     0.17            --           1.26(6),(8)
(Class 2)


RVST Variable Portfolio - J.P. Morgan Core Bond Fund (Class      0.47       0.25     0.16            --           0.88(6),(8)
2)


RVST Variable Portfolio - Jennison Mid Cap Growth Fund           0.75       0.25     0.16            --           1.16(6),(8)
(Class 2)


RVST Variable Portfolio - Marsico Growth Fund (Class 2)          0.64       0.25     0.15            --           1.04(6),(8)


RVST Variable Portfolio - MFS Value Fund (Class 2)               0.64       0.25     0.15            --           1.04(6),(8)


RVST Variable Portfolio - Morgan Stanley Global Real Estate      0.85       0.25     0.19            --           1.29(6),(8)
Fund (Class 2)


RVST Variable Portfolio - NFJ Dividend Value Fund (Class 2)      0.64       0.25     0.15            --           1.04(6),(8)

RVST Variable Portfolio - Partners Small Cap Growth Fund         0.89       0.25     0.19            --           1.33(6),(8)
(Class 2)


RVST Variable Portfolio - Partners Small Cap Value Fund          0.99       0.25     0.15          0.02           1.41(6),(7)
(Class 2)



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS*(CONTINUED)



(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Variable Portfolio - PIMCO Mortgage-Backed Securities       0.48%      0.25%    0.17%           --%          0.90%(6),(8)
Fund (Class 2)


RVST Variable Portfolio - Pyramis(R) International Equity        0.85       0.25     0.18            --           1.28(6),(8)
Fund (Class 2)


RVST Variable Portfolio - UBS Large Cap Growth Fund (Class       0.64       0.25     0.15            --           1.04(6),(8)
2)


RVST Variable Portfolio - Wells Fargo Short Duration             0.47       0.25     0.16            --           0.88(6),(8)
Government Fund (Class 2)


Wells Fargo Advantage VT Core Equity Fund - Class 2              0.63       0.25     0.22            --           1.10


Wells Fargo Advantage VT Opportunity Fund - Class 2              0.75       0.25     0.32          0.02           1.34(10)


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2         0.75       0.25     0.26          0.01           1.27(10)




   * The Funds provided the information on their expenses and we have not independently verified the information.

  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
 (1) The Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% for Columbia High Yield Fund, Variable Series, Class B and 1.20% for Columbia Marsico International Opportunities Fund, Variable Series, Class B, of the Fund's average daily net assets on an annualized basis. These arrangements may be modified or terminated by the Advisor at any time.
 (2) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.96%.
 (3) Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2013, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.18%.
 (4) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. This voluntary undertaking may be amended or withdrawn at any time.
 (5) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.
 (6) Other expenses are based on estimated amounts for the current fiscal year.
 (7) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 1.095% for RVST RiverSource Variable
     Portfolio - Global Bond Fund (Class 2), 0.885% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Class 2), 1.205% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class
     2), 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3), 1.175% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 2), 1.275% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 2), 1.655% for RVST Threadneedle Variable
     Portfolio - Emerging Markets Fund (Class 2), 1.115% for RVST Variable Portfolio - Davis New York Venture Fund (Class 2), 1.325% for RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 2) and 1.325% for RVST Variable Portfolio - Partners Small Cap Value Fund (Class 2).

 (8) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.79% for RVST RiverSource Variable Portfolio - Limited Duration Bond Fund (Class 2), 0.83% for RVST RiverSource Variable Portfolio - Strategic Income Fund (Class 2), 1.17% for RVST Variable Portfolio - AllianceBernstein International Value Fund (Class
     2), 0.80% for RVST Variable Portfolio - American Century Diversified Bond Fund (Class 2), 0.95% for RVST Variable Portfolio - American Century Growth Fund (Class 2), 1.40% for RVST Variable Portfolio - Columbia Wanger International Equities Fund (Class 2), 1.22% for RVST Variable
     Portfolio - Columbia Wanger U.S. Equities Fund (Class 2), 0.83% for RVST Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2), 1.21% for RVST Variable Portfolio - Invesco International Growth Fund (Class 2), 0.80% for RVST Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2), 1.07% for RVST Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2), 0.95% for RVST Variable Portfolio - Marsico Growth Fund (Class 2), 0.89% for RVST Variable Portfolio - MFS Value Fund (Class 2), 1.11% for RVST Variable Portfolio - Morgan Stanley Global Real Estate Fund (Class 2), 0.89% for RVST Variable Portfolio - NFJ Dividend Value Fund (Class 2), 1.32% for RVST Variable Portfolio - Partners Small Cap Growth Fund (Class
     2), 0.80% for RVST Variable Portfolio - PIMCO Mortgage-Backed Securities Fund (Class 2), 1.21% for RVST Variable Portfolio - Pyramis(R) International Equity Fund (Class 2), 0.95% for RVST Variable
     Portfolio - UBS Large Cap Growth Fund (Class 2) and 0.80% for RVST Variable Portfolio - Wells Fargo Short Duration Government Fund (Class 2).

 (9) Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year. Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for each of the Fund's.
(10) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The adviser has contractually agreed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed: 1.09% for Wells Fargo Advantage VT Opportunity Fund - Class 2 and 1.21% for Wells Fargo Advantage VT Small Cap Growth
     Fund - Class 2. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.




--------------------------------------------------------------------------------
 12 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional ROPP and Accumulation Protector Benefit or one of the SecureSource Stages NY riders(1),(3). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 5 ADVANTAGE

With a ten-year
surrender charge
schedule             $1,324      $2,368      $3,208      $5,287           $524       $1,568      $2,608      $5,187

RAVA 5 ADVANTAGE

With a seven-year
surrender charge
schedule              1,234       2,297       3,153       5,269            534        1,597       2,653       5,269

RAVA 5 SELECT         1,259       2,168       2,767       5,477            559        1,668       2,767       5,477

RAVA 5 ACCESS           574       1,711       2,836       5,601            574        1,711       2,836       5,601


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 5 ADVANTAGE

With a ten-year
surrender charge
schedule              $968       $1,319      $1,489      $2,011           $168        $519       $  889      $1,911

RAVA 5 ADVANTAGE

With a seven-year
surrender charge
schedule               879        1,250       1,443       2,023            179         550          943       2,023

RAVA 5 SELECT          904        1,128       1,074       2,296            204         628        1,074       2,296

RAVA 5 ACCESS          220          675       1,153       2,456            220         675        1,153       2,456


(1) In these examples, the contract administrative charge is $50.
(2) In these examples, the contract administrative charge is $30.

(3) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.



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   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS  13

CONDENSED FINANCIAL INFORMATION

As of the date of this prospectus, no contracts had been sold. Therefore, we have not provided any condensed financial information.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the

--------------------------------------------------------------------------------
 14 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, Variable Portfolio funds, Seligman Variable Portfolio funds, Threadneedle Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds, and Variable Portfolio fund of funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.


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   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS  15

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

THE FIXED ACCOUNT

Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 5 Advantage and RAVA 5 Select, unless the PN program is in effect, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See "Making the Most of Your Contract -- Transfer policies".)

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.


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 16  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE
ANNUITY NEW YORK -- PROSPECTUS

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts or PN program investment option you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

- for the Special DCA fixed account and the regular fixed account; and

- for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the Special DCA fixed account for a six month term;

- the Special DCA fixed account for a twelve month term;

- the PN program investment option in effect;

- if no PN program investment option is in effect, to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

If you participate in the PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in the PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our corporate office. You may buy RAVA 5 Advantage, RAVA 5 Select or RAVA 5 Access. Each contract has different mortality and expense risk fees. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and lower mortality and expense risk fees then RAVA 5 Access. RAVA 5

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   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS  17

Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following:

- the regular fixed account(1), subaccounts, the special DCA fixed account and/or the optional PN program in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);

- one of the following optional death benefit riders:

  - ROPP Death Benefit;

  - MAV Death Benefit; or

  - 5-Year MAV Death Benefit; and

- one of the following optional living benefit riders that require the use of the PN program:

  - Accumulation Protector Benefit; or

  - SecureSource Stages NY.

(1) For RAVA 5 Access contracts, the regular fixed account is not available.

The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account (if available) and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. For RAVA 5 Access contracts, the regular fixed account is not available. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000, $2,000 or $10,000 depending on the product and tax qualification (see "Buying Your Contract -- Purchase Payments"). Then, to begin the scheduled payment plan, you will complete and send a form and your first scheduled payment plan payment along with your application. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.

THE ANNUITIZATION START DATE
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.


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 18  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE
ANNUITY NEW YORK -- PROSPECTUS

The annuitization start date must be:

- no earlier than 13 months after the contract's effective date; and no later than

- the owner's 95th birthday or the tenth contract anniversary, if later,

- or such other date as agreed to by us.

Six months prior to your annuitization date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

If you do not make an election, annuity payouts using the contract's default option of annuity payout Plan B -- Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

Please see "SecureSource Stages NY -- Other Provisions" section regarding options under this rider at the annuitization start date.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


If you select the SecureSource Stages NY - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.


PURCHASE PAYMENTS
If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

MINIMUM INITIAL PURCHASE PAYMENTS

                                                                      RAVA 5      RAVA 5     RAVA 5
                                                                    ADVANTAGE     SELECT     ACCESS
                                                                    ---------    -------    -------
QUALIFIED ANNUITIES..............................................     $1,000     $ 2,000    $ 2,000
NONQUALIFIED ANNUITIES...........................................     $2,000     $10,000    $10,000



MINIMUM ADDITIONAL PURCHASE PAYMENTS

  $50
  IF PAYING BY BI-WEEKLY INSTALLMENTS UNDER A SCHEDULED PAYMENT PLAN: $23.08


MAXIMUM TOTAL PURCHASE PAYMENTS* (without corporate office approval) based on your age on the effective date of the payment:

For the first year and total:
  through age 85.............................................................   $1,000,000
  for ages 86 to 90..........................................................   $  100,000
  age 91 or older............................................................   $        0
For each subsequent year:
  through age 85.............................................................   $  100,000
  for ages 86 to 90..........................................................   $   50,000
  age 91 or older............................................................   $        0


* These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. For qualified annuities the Code's limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.


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   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS  19

Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider

Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the waiting period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.

Additional purchase payment restrictions for the SecureSource Stages NY


The riders do prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP.


The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000. These purchase payment restrictions are currently being waived until further notice.


HOW TO MAKE PURCHASE PAYMENTS


 1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up a bank authorization.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees.


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 20  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE
ANNUITY NEW YORK -- PROSPECTUS

The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.

RAVA 5 ADVANTAGE WITH TEN-YEAR SURRENDER CHARGE SCHEDULE


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            0.85%

ROPP Death Benefit(1)                                                             1.20

MAV Death Benefit                                                                 1.10

5-year MAV Death Benefit                                                          0.95



RAVA 5 ADVANTAGE WITH SEVEN-YEAR SURRENDER CHARGE


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            0.95%

ROPP Death Benefit(1)                                                             1.30

MAV Death Benefit                                                                 1.20

5-year MAV Death Benefit                                                          1.05


RAVA 5 SELECT


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            1.20%

ROPP Death Benefit(1)                                                             1.55

MAV Death Benefit                                                                 1.45

5-year MAV Death Benefit                                                          1.30


RAVA 5 ACCESS


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            1.35%

ROPP Death Benefit(1)                                                             1.70

MAV Death Benefit                                                                 1.60

5-year MAV Death Benefit                                                          1.45


(1) Only available for purchase as an optional rider for ages 80 or older on the rider effective date.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.


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   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS  21

SURRENDER CHARGE
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.

If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource Stages NY rider:

CONTRACT WITHOUT SECURESOURCE STAGES NY RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year; or

- current contract earnings.

During the first contract year, the FA is the greater of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.

CONTRACT WITH SECURESOURCE STAGES NY RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Annual Lifetime Payment.

During the first contract year, the FA is the greatest of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;

- current contract earnings; or

- the Remaining Annual Lifetime Payment.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 5 ADVANTAGE:

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1. First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.

2. Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3. Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see "Expense Summary"), and then adding the total surrender charges.


--------------------------------------------------------------------------------
 22 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA 5 SELECT:

A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.

1. First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

SURRENDER CHARGE UNDER RAVA 5 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge will equal the amount you request.

For an example, see Appendix B.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders each year that represent the total free amount for that year;


- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;


  - amounts applied to an annuity payment plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

  - surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

  - amounts we refund to you during the free look period; and

  - death benefits.

  CONTINGENT EVENTS

  - Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

  - Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See
"Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans".)



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   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS  23

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE STAGES NY RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it. If selected, we deduct an annual charge of 1.00 % for SecureSource Stages
NY - Single Life rider or SecureSource Stages NY - Single Life rider.

The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.


We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.


Once you elect the SecureSource Stages NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently the SecureSource Stages NY rider fee does not vary with the PN program investment options selected ; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages NY - Single Life and SecureSource Stages NY - Joint Life rider fee will not exceed a maximum charge of 1.75%.

The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

      (ii)  any ability to make additional purchase payments,

      (iii) any future rider credits, and the credit base (CB) will be permanently reset to zero,

      (iv) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

      (v) the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2. Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.


--------------------------------------------------------------------------------
 24 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the annuitization start date.

ACCUMULATION PROTECTOR BENEFIT RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it. If selected, we deduct an annual charge of 1.25% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently, the Accumulation Protector Benefit rider charge does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 1.75%.

We will not change the Accumulation Protector Benefit rider fee after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the benefit date or after the annuitization start date.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 25
accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways - in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the optional benefits you have selected:

- the Accumulation Protector Benefit rider fee; or

- the SecureSource Stages NY rider fee.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.


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 26  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE
ANNUITY NEW YORK -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account (if available) to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS



                                                                                           NUMBER
By investing an equal number of                               AMOUNT     ACCUMULATION     OF UNITS
dollars each month ...                              MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67
per unit market price is low                         May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high                                 Oct        100            20           5.00



You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account. See the "Special DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Program" below).

As long as you are not participating in the PN program, asset rebalancing is available for use with the Special DCA fixed account (see "Special DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account, as you may choose.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 27

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program investment option that is currently one of five funds of funds, each of which has a particular investment objective and invests in underlying funds.


You are required to participate in the PN program if your contract includes an optional Accumulation Protector Benefit rider or SecureSource Stages NY rider. If your contract does not include one of these riders, you also may elect to participate in the PN program. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



Each of the PN program funds of funds investment options will have the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. Columbia Management Investment Advisers is the investment adviser of each of the PN program funds of funds. Morningstar Associates, LLC will serve as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds investment options. Columbia Management Investment Advisers or an affiliate will serve as investment adviser for all of the underlying funds in which the funds of funds will invest. However, some of the underlying funds will be managed on a day-to-day basis directly by Columbia Management Investment Advisers and some will be managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the funds' board of trustees. The funds of funds have objectives ranging from Conservative to Aggressive, and have the asset class allocation targets and a broad multi-manager approach.


Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of investment options and providing investment advisory services for the PN program investment options, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence Columbia Management Investment Advisers. These competing interests involve compensation that Columbia Management Investment Advisers or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that Columbia Management Investment Advisers does not advise are included in the investment options.

Columbia Management Investment Advisers, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role Columbia Management Investment Advisers may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. Columbia Management Investment Advisers also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions.

Some officers and employees of Columbia Management Investment Advisers are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.


PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which investment option is best for you or whether to remain in a fund of funds. Your financial advisor can help you make this determination, although his or her assistance is not offered in connection with an investment advisory agreement specific to the PN program. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the fund of funds you select or selected after completing the investor questionnaire is appropriate to your ability to withstand


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investment risk. RiverSource Life of NY is not responsible for your decision to participate in the PN program, your selection of a specific investment option, or your decision to change to a different investment option.

Currently, there are five PN program investment options, ranging from conservative to aggressive. You may not use more than one investment option at a time. Each investment option is a fund of funds.

If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment option you have chosen.


You may request a change to your investment option up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional Accumulation Protector Benefit or SecureSource Stages NY rider and you make such a change, we may charge you a higher fee for your rider. (See "Charges -- Optional Living Benefit Charges")If your contract includes SecureSource Stages NY rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Making the Most of Your Contract -- Transferring Among
Accounts -- Market Timing"). If your contract includes the SecureSource Stages NY rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.


We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take a surrender;

- cancel required participation in the program after 30 days written notice; and

- discontinue the PN program. We will give you 30 days written notice of any such change.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By investment in a PN program investment option, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a PN program fund of funds, see the prospectus for such fund of funds.


PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER OR SECURESOURCE STAGES NY RIDER



If you purchase the optional Accumulation Protector Benefit rider or the optional SecureSource Stages NY rider, you are required to participate in the PN program (as it now exists or as we may modify it in the future) under the terms of each rider.


- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the investment options. You cannot select the aggressive investment option as your investment option, or transfer to the aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM UNTIL THE END OF THE WAITING PERIOD.

- SECURESOURCE STAGES NY RIDER: The SecureSource Stages NY rider requires that your contract value be invested in one of the investment options for the life of the contract. We reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. There is no minimum number of investment options that must be offered in connection with the SecureSource Stages NY rider. Currently the limitation is five, each a fund of funds, from which you may select one. Because you cannot terminate the SecureSource Stages NY rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE STAGES NY RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM

If you do not select the optional Accumulation Protector Benefit rider or an optional SecureSource Stages NY rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract. You can elect to participate in the PN program at any time, and you may transfer your contract assets so that they are not invested in accordance with a PN program investment option at any time. You will also cancel the PN program if you initiate transfers other than transfers to one of the current PN program investment options. Partial surrenders do not cancel the PN program.

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Your participation in the PN program will terminate on the date you make a full surrender from your contract or on your annuitization start date.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

FOR RAVA 5 ADVANTAGE AND RAVA 5 SELECT


- Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.



- You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.


- You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program investment option in effect. (See "Special DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

(1) All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

FOR RAVA 5 ACCESS

- Before the annuitization start date, you may transfer contract values between the subaccounts at any time.

- You may not make a transfer to the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program investment option in effect. (See "Special DCA Fixed Account.")


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- After the annuitization start date, you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In

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addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance


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MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

   * Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account (if available) or automated partial surrenders from the regular fixed account (if available), Special DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see "Special DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Program").

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If you have a SecureSource Stages NY rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the regular fixed account)

 3 BY TELEPHONE

Call:
(518) 869-8613

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                Contract value or entire account balance

Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may

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have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after the annuitization start date except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource Stages NY rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the SecureSource Stages NY rider, your benefits under the rider will be reduced (see "Optional Benefits"). Any partial surrender request that exceeds the amount allowed under the rider(s) and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after a partial surrender is $500.

(1) If you elected the SecureSource Stages NY or Accumulation Protector Benefit rider, you do not have the option to request from which account to surrender.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE:  We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

CHANGING THE ANNUITANT

If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe

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is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

The death benefit may change due to a change of ownership.

- If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

- If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.

- If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.

- The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see "Benefits in the Case of Death").

- If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see
  "Charges -- Mortality and Expense Risk Fee").



The Accumulation Protector Benefit rider will continue upon change of ownership. For the SecureSource Stages NY - Single Life rider, the rider will terminate if there is a change of ownership unless (1) the new owner assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change. (See "Optional Benefits.")

The SecureSource Stages NY - Joint Life rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust.).

If we waive our right to terminate the rider for any types of assignments or change of ownership, you will be notified in writing, signed by an officer of the company.

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Benefits" and "Benefits in the Case of Death -- Standard Death Benefit"). If the death benefit applicable to the contract changes due to

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spousal continuation, the mortality and expense risk fee may change as well (see
"Charges -- Mortality and Expense Risk Fee").

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Benefits", "Optional Death Benefits" and "Benefits in the Case of
  Death -- Standard Death Benefit"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee"). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource Stages NY rider will terminate.

  If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

  If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value after any rider charges have been deducted from the variable account; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing ; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value after any rider charges have been deducted; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.

In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


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BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before the annuitization start date while this contract is in force, we will pay the beneficiary as follows:

If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:

- contract value after any rider charges have been deducted; or

- the Return of Purchase Payments (ROPP) value.

If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE STANDARD DEATH BENEFIT AND OPTIONAL DEATH BENEFITS:

ROPP VALUE: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

ADJUSTED PARTIAL SURRENDERS

     PS X DB
     -------
        CV


       PS = the amount by which the contract value is reduced as a result of the partial surrender.

       DB = the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.

       CV = the contract value on the date of (but prior to) the partial surrender.



COVERED LIFE CHANGE: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.


For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

For example of standard death benefit calculation, please see Appendix C.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:

- ROPP Death Benefit;

- MAV Death Benefit; and

- 5- Year MAV Death Benefit.

If you are age 75 or younger at contract issue, you can elect the 5-Year MAV or MAV optional death benefits. If you are age 76-79 at contract issue, you can elect MAV optional death benefit. If you are age 80 or older at contract issue, then you

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may elect the ROPP Death Benefit. ROPP is included in the Standard Death Benefit if you are age 79 or younger at contract issue.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see "Changing Ownership") or continuation of the contract by the spouse under the spousal continuation provision.

The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.

IF YOU ARE AGE 80 OR OLDER AT CONTRACT ISSUE, YOU MAY SELECT THE ROPP DEATH BENEFIT DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. BE SURE TO DISCUSS WITH YOUR FINANCIAL ADVISOR WHETHER OR NOT THIS DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted, or

2. the ROPP Value as described above.

For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

AS DESCRIBED BELOW, IF YOU ARE AGE 75 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT EITHER THE MAV DEATH BENEFIT OR THE 5-YEAR MAV DEATH BENEFIT AT THE TIME YOU PURCHASE YOUR CONTRACT. IF YOU ARE AGE 76-79 AT CONTRACT ISSUE, YOU MAY SELECT THE MAV DEATH BENEFIT. THE MAV DEATH BENEFIT DOES NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND THE 5-YEAR MAV DEATH BENEFIT DOES NOT PROVIDE ANY ADDITIONAL BENEFITS BEFORE THE FIFTH CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR FINANCIAL ADVISOR WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the MAV.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

  (a) the contract value after any rider charges have been deducted, or

  (b) the MAV on that date, but prior to the reset.

If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.


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5-YEAR MAXIMUM ANNIVERSARY VALUE (5-YEAR MAV) DEATH BENEFIT
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the 5-year MAV.

The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

  (a) the contract value after any rider charges have been deducted, or

  (b) the 5-Year MAV on that date, but prior to the reset.

If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

OPTIONAL LIVING BENEFITS
SECURESOURCE STAGES NY RIDERS
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains. The SecureSource Stages NY rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

Your benefits under the rider can be reduced if any of the following occurs:

- If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

- If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund.

The SecureSource Stages NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.

As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time.

Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY
There are two optional SecureSource Stages NY riders available under your contract:

- SecureSource Stages NY  -- Single Life

- SecureSource Stages NY  -- Joint Life


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The information in this section applies to both SecureSource Stages NY riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages NY -- Single Life rider covers one person. The SecureSource Stages NY -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages NY
-- Single Life rider or the SecureSource Stages NY -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages NY rider is an optional benefit that you may select for an additional annual charge if:

- SINGLE LIFE: you are 85 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource Stages NY riders are not available under an inherited qualified annuity.

The SecureSource Stages NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

- SINGLE LIFE: death (see "At Death" heading below).

- JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).

KEY TERMS
The key terms associated with the SecureSource Stages NY rider are:

AGE BANDS: Each age band is associated with a lifetime payment percentage. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band.

ANNUAL STEP-UP: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn or annuitized and is not payable as a death benefit.

CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

EXCESS WITHDRAWAL: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.

EXCESS WITHDRAWAL PROCESSING: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment.

PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

RIDER CREDIT: an amount that can be added to the benefit base for up to ten years based on a rider credit percentage of 8% for the first credit and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Rider credits are available for a ten year rider credit period as follows: If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary. If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.


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WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

IMPORTANT SECURESOURCE STAGES NY RIDER CONSIDERATIONS
You should consider whether a SecureSource Stages NY rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This possibility may present itself when there are multiple contract owners
  -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.

  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. Any withdrawals in the first 10 years (and later, depending on the issue age) will terminate the rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider will be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the investment options under the PN program. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option classification if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:

  1. the BB and PBG, will be reset to the contract value, if less than their current amount; and

  2. the ALP and RALP, if available, will be recalculated.

You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource Stages NY rider may not be cancelled (except as provided under "Rider Termination" heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource Stages NY
  -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages NY -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).


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- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

  For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource Stages NY -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

  INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: younger covered spouse) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50.


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JOINT LIFE: The ALP is established on the earliest of the following dates:

- The rider effective date if the younger covered spouse has already reached age 50.

- The date the younger covered spouse's attained age equals age 50.

- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment.

For Age band:

Single Life

- 50-58, percentage is 4%.

- 59-69, percentage is 5%.

- 70-79, percentage is 5.5%.

- 80 and older, percentage is 6%.

Joint Life

- 50-58, percentage is 3.5%.

- 59-69, percentage is 4.5%.

- 70-79, percentage is 5%.

- 80 and older, percentage is 5.5%.

The age band for the lifetime payment percentage is determined at the following times:

- When the ALP is established: The age band for the lifetime payment percentage is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouse's attained age).

- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouses subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)

- Upon annual step-ups. (see "Annual Step-Ups" below).

- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage.

In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.

DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values benefit base (BB), credit base (CB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:

- On the contract date: The CB, BB and PBG are set equal to the initial purchase payment.

When an additional purchase payment is made: If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.

- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.


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

Whenever a withdrawal is taken:

  (a) if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.

  (b) if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the adjustment amount and the PBG will be reduced by the greater of the amount of the withdrawal or the adjustment amount but it will not be less than zero. The adjustment amount is calculated as follows:

G X H
-----  where:
  I



       G = the amount the contract value is reduced by the withdrawal

       H = the BB or PBG (as applicable) on the date of (but prior to) the withdrawal

       I = the contract value on the date of (but prior to) the withdrawal.

  (c) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

  The PBG will be reset to the lesser of:

  (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

  (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

A X B
-----  where:
  C



       A = the amount of the withdrawal minus the RALP

       B = the PBG minus the RALP on the date of (but prior to) the withdrawal

       C = the contract value on the date of (but prior to) the withdrawal minus the RALP

  The BB will be reduced by an amount as calculated below:

D X E
-----  where:
  F



       D = the amount of the withdrawal minus the RALP

       E = the BB on the date of (but prior to) the withdrawal

       F = the contract value on the date of (but prior to) the withdrawal minus the RALP.

RIDER ANNIVERSARY PROCESSING: The following describes how the BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.


- RIDER CREDITS: If you did not take any withdrawals (including not taking withdrawals before rider credits are available) and you did not decline any rider fee increase, rider credits are available for a ten year period as follows:


  - If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary.

  - If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61.

  If the first rider credit is received on the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. If the first rider credit is received on any other anniversary, the rider credit equals the CB as of the prior anniversary multiplied by 8%. On any subsequent rider credit dates, the rider credit equals the CB as of the prior anniversary multiplied by 6%. If the first rider credit is received on the first anniversary, the BB will be set to the greater of the current BB, or the BB 180 days following the contract date, increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. For rider credits received on any other anniversary, the BB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the last rider credit date, after any adjustment to the BB, and there will be no additional rider credits.

ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any annual rider fee increase, future annual step-ups will no longer be available.

The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as

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follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

- The annual lifetime payment is established;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. See Appendix E for additional information.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages NY -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages NY -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline a rider fee increase, a step-up may be available at the time of spousal continuation. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR SURRENDER: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

  In either case above:

  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

  - We will no longer accept additional purchase payments.

  - No more charges will be collected for the rider.

  - The current ALP is fixed for as long as payments are made.

  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

  - The amount paid in the current contract year will be reduced for any prior withdrawals in that year.


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- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

AT DEATH:

SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

- elect to take the death benefit under the terms of the contract, or

- elect to take the principal back guarantee available under this rider, or

- continue the contract and the SecureSource Stages NY -- Joint Life rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

- If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

- If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band

- will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

- After the date of death, there will be no additional rider credits or annual step-ups.

- The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

If the PBG equals zero, the benefit terminates. No further payments are made.

CONTRACT OWNERSHIP CHANGES AND ASSIGNMENTS:

SINGLE LIFE: The rider will terminate if there is an assignment or a change of ownership unless (1) the new owner or assignee assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change.

JOINT LIFE: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust).


If we waive our right to terminate the rider for any types of assignments or change of ownership other than as specified above, you will be notified in writing, signed by an officer of the company.


ANNUITY PROVISIONS: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages NY rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource Stages NY rider cannot be terminated either by you or us except as follows:


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- The rider will terminate if there are certain changes of ownership. (See
  "Contract Ownership Changes and Assignments" above).


- SINGLE LIFE: after the death benefit is payable, the rider will terminate.

- SINGLE LIFE: spousal continuation will terminate the rider.

- JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

- On the annuitization start date, the rider will terminate.

- You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See "Charges -- SecureSource Stages NY rider fee").

- When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

- Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.

ACCUMULATION PROTECTOR BENEFIT RIDER
The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities, except under 401(a) plans. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages NY rider.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. (See "Making the Most of Your
  Contract -- Portfolio Navigator Program.");


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. Additional purchase payments are limited to $100,000. (see "Additional Purchase Payments with Elective Step Up" below) If we waive any restrictions on additional purchase payments, you will be notified in writing signed by an officer of the company;


- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under

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

  the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years. (see "Waiting Period" below).

Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

  (a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

  (b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

The waiting period can restart on the latest contract anniversary if you change your investment option, resulting in a rider fee increase of more than 0.20 percentage points, and the remaining waiting period before the change was less than three years.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

  1. 80% of the contract value on the contract anniversary; or

  2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total charge for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.


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The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

CHANGE OF OWNERSHIP OR ASSIGNMENT

A change of ownership or assignment to an institutional investor, settlement company, or other non-natural owner who is not holding for the sole benefit of the original owner will terminate the rider. If we waive our right to terminate the rider for any type of assignments or ownership changes as specified above, you will be notified in writing, signed by an officer of the company.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

The rider will terminate before the benefit date without paying a benefit on the date:

- you take a full surrender;

- on the annuitization start date; or

- the contract terminates as a result of the death benefit being paid; or

- when a beneficiary elects an alternative payment plan which is an inherited
  IRA.

The rider will terminate on the benefit date.

For an example, see Appendix D.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under annuity payout Plan E (See Charges
-- Surrender charge under Annuity Payout Plan E").

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date, after any rider charges have been deducted (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts on the annuitization start date.


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In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days the annuitization start date:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5% (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or


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- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource Stages NY rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider's payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (JOINT LIFE: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.

You must select a payout plan as of the annuitization start date set forth in your contract.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payments guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan, to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


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If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of the nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, or qualified long-term care, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a or qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there are may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.

ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.


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QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRASs) are subject to special required minimum distribution rules.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.


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State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or income state taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by


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 54  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE
ANNUITY NEW YORK -- PROSPECTUS

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 55

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

- marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

- providing service to contract owners; and

- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO FINANCIAL ADVISORS
- The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.


--------------------------------------------------------------------------------
 56 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 57

APPENDIX A: THE FUNDS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high     Columbia Management
Yield Fund,        level of income and capital appreciation.    Investment Advisers,
Variable Series,                                                LLC, advisor; MacKay
Class B                                                         Shields LLC, subadviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
International                                                   Investment Advisers,
Opportunities                                                   LLC, adviser; Marsico
Fund, Variable                                                  Capital Management, LLC,
Series, Class B                                                 subadviser.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR),
Service Class 2    Normally invests at least 80% of assets in   investment manager; FMR
                   securities of companies with medium market   U.K., FMR Far East, sub-
                   capitalizations. May invest in companies     advisers.
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares             a secondary goal.                            Advisers, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth.              Morgan Stanley
UIF Mid Cap                                                     Investment Management
Growth Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen.
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in securities of         Management LLC
Management Trust   companies that meet the Fund's financial
Socially           criteria and social policy.
Responsive
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 58 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.
Class
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     Columbia Management
Asset Allocation   consistent with an aggressive level of       Investment Advisers, LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     Columbia Management
Asset Allocation   consistent with a conservative level of      Investment Advisers, LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     Columbia Management
Asset Allocation   consistent with a moderate level of risk.    Investment Advisers, LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     Columbia Management
Asset Allocation   consistent with a moderate aggressive level  Investment Advisers, LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     Columbia Management
Asset Allocation   consistent with a moderate conservative      Investment Advisers, LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        Columbia Management
Variable           through a combination of capital growth and  Investment Advisers, LLC
Portfolio - Bala-  current income.
nced Fund (Class
3)
----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 59

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks maximum current income consistent      Columbia Management
Variable           with liquidity and stability of principal.   Investment Advisers, LLC
Portfolio - Cash
Management Fund
(Class 2)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     Columbia Management
Variable           attempting to conserve the value of the      Investment Advisers, LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
(Class 2)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   Columbia Management
Variable           a secondary goal, steady growth of capital.  Investment Advisers, LLC
Portfolio - Dive-
rsified Equity
Income Fund
(Class 2)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  Columbia Management
Variable                                                        Investment Advisers, LLC
Portfolio - Dyna-
mic Equity Fund
(Class 2)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   Columbia Management
Variable           return through income and growth of          Investment Advisers, LLC
Portfolio - Glob-  capital.
al Bond Fund
(Class 2)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        Columbia Management
Variable           return that exceeds the rate of inflation    Investment Advisers, LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
(Class 2)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      Columbia Management
Variable           growth as a secondary objective.             Investment Advisers, LLC
Portfolio - High
Yield Bond Fund
(Class 2)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      Columbia Management
Variable           income and capital appreciation.             Investment Advisers, LLC
Portfolio - Inco-
me Opportunities
Fund (Class 2)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks level of current income consistent     Columbia Management
Variable           with preservation of capital.                Investment Advisers, LLC
Portfolio - Limi-
ted Duration Bond
Fund (Class 2)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     Columbia Management
Variable                                                        Investment Advisers, LLC
Portfolio - Mid
Cap Growth Fund
(Class 2)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           Columbia Management
Variable                                                        Investment Advisers, LLC
Portfolio - Mid
Cap Value Fund
(Class 2)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        Columbia Management
Variable                                                        Investment Advisers, LLC
Portfolio - S&P
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       Columbia Management
Variable           safety of principal consistent with          Investment Advisers, LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
(Class 2)
----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 60 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks high level of current income and       Columbia Management
Variable           capital growth as a secondary objective.     Investment Advisers, LLC
Portfolio - Stra-
tegic Income Fund
(Class 2)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              Columbia Management
Variable                                                        Investment Advisers, LLC
Portfolio - Grow-
th Fund (Class 2)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           Columbia Management
Variable                                                        Investment Advisers, LLC
Portfolio - Larg-
er-Cap Value Fund
(Class 2)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              Columbia Management
Variable                                                        Investment Advisers,
Portfolio - Smal-                                               LLC, adviser
ler-Cap Value
Fund (Class 2)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              Columbia Management
Variable                                                        Investment Advisers,
Portfolio - Emer-                                               LLC, adviser;
ging Markets Fund                                               Threadneedle
(Class 2)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  Columbia Management
Variable                                                        Investment Advisers,
Portfolio - In-                                                 LLC, adviser;
ternational                                                     Threadneedle
Opportunity Fund                                                International Limited,
(Class 2)                                                       an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 61

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              Columbia Management
Portfolio - Al-                                                 Investment Advisers,
lianceBernstein                                                 LLC, adviser;
International                                                   AllianceBernstein L.P.,
Value Fund (Class                                               subadviser.
2)
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of current income.          Columbia Management
Portfolio - Amer-                                               Investment Advisers,
ican Century                                                    LLC, adviser; American
Diversified Bond                                                Century Investment
Fund (Class 2)                                                  Management, Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              Columbia Management
Portfolio - Amer-                                               Investment Advisers,
ican Century                                                    LLC, adviser; American
Growth Fund                                                     Century Investment
(Class 2)                                                       Management, Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              Columbia Management
Portfolio - Colu-                                               Investment Advisers,
mbia Wanger                                                     LLC, adviser; Columbia
International                                                   Wanger Asset Management
Equities Fund                                                   LLC, subadviser.
(Class 2)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              Columbia Management
Portfolio - Colu-                                               Investment Advisers,
mbia Wanger U.S.                                                LLC, adviser; Columbia
Equities Fund                                                   Wanger Asset Management
(Class 2)                                                       LLC, subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 2)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of current income.          Columbia Management
Portfolio - Eaton                                               Investment Advisers,
Vance Floating-                                                 LLC, adviser; Eaton
Rate Income Fund                                                Vance Management,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
2)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              Columbia Management
Portfolio - Inve-                                               Investment Advisers,
sco International                                               LLC, adviser; Invesco
Growth Fund                                                     Advisers, Inc.,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 62 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks high level of current income while     Columbia Management
Portfolio - J.P.   conserving the value of the investment for   Investment Advisers,
Morgan Core Bond   the longest period of time.                  LLC, adviser; J.P.
Fund (Class 2)                                                  Morgan Investment
                                                                Management Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              Columbia Management
Portfolio - Jenn-                                               Investment Advisers,
ison Mid Cap                                                    LLC, adviser; Jennison
Growth Fund                                                     Associates LLC,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico Growth Fund                                                 LLC, adviser; Marsico
(Class 2)                                                       Capital Management, LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              Columbia Management
Portfolio - MFS                                                 Investment Advisers,
Value Fund (Class                                               LLC, adviser;
2)                                                              Massachusetts Financial
                                                                Services Company,
                                                                subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks to provide current income and capital  Columbia Management
Portfolio - Morg-  appreciation.                                Investment Advisers,
an Stanley Global                                               LLC, adviser; Morgan
Real Estate Fund                                                Stanley Investment
(Class 2)                                                       Management Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks to provide long-term growth of         Columbia Management
Portfolio - NFJ    capital and income.                          Investment Advisers,
Dividend Value                                                  LLC, adviser; NFJ
Fund (Class 2)                                                  Investment Group LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; TCW
Growth Fund                                                     Investment Management
(Class 2)                                                       Company, London Company
                                                                of Virginia, doing
                                                                business as The London
                                                                Company and Wells
                                                                Capital Management
                                                                Incorporated,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital appreciation.        Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
2)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST Variable      Seeks to provide total return through        Columbia Management
Portfolio - PIMCO  current income and capital appreciation.     Investment Advisers,
Mortgage-Backed                                                 LLC, adviser; Pacific
Securities Fund                                                 Investment Management
(Class 2)                                                       Company LLC, subadviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term growth of capital.           Columbia Management
Portfolio - Pyra-                                               Investment Advisers,
mis(R)                                                          LLC, adviser; Pyramis
International                                                   Global Advisers, LLC,
Equity Fund                                                     subadviser.
(Class 2)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              Columbia Management
Portfolio - UBS                                                 Investment Advisers,
Large Cap Growth                                                LLC, adviser; UBS Global
Fund (Class 2)                                                  Asset Management
                                                                (Americas) Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 63

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks to provide current income consistent   Columbia Management
Portfolio - Wells  with capital preservation.                   Investment Advisers,
Fargo Short                                                     LLC, adviser; Wells
Duration                                                        Capital Management
Government Fund                                                 Incorporated,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks capital growth with the potential for  Wells Fargo Funds
Advantage VT Core  current income.                              Management, LLC, adviser
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 64 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

     PPS   =    PPSC + PPF
     PPSC  =    purchase payments surrendered that could be subject to a surrender charge
           =    (PS - FA) / (CV - FA) x (PP - PPF)
     PPF   =    purchase payments surrendered that are not subject to a surrender charge
           =    FA - contract earnings, but not less than zero
     PP    =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     PS    =    amount the contract value is reduced by the surrender
     FA    =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     CV    =    contract value prior to the surrender


When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50.000.00     50.000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 65

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                                                                      PS:    60,000.00     40,000.00

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)
                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    60,000.00     40,000.00
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =    50,000.00     50,000.00

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:    50,000.00     50,000.00
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:    50,000.00     45,800.00
                                 multiplied by the surrender charge rate:       x 7.0%        x 7.0%
                                                                            ----------    ----------
                                                        surrender charge:     3,500.00      3,206.00

STEP 7.   The dollar amount you will receive as a result of your full surrender is determined as:
                                              Contract value surrendered:    60,000.00     40,000.00
                                                        SURRENDER CHARGE:    (3,500.00)    (3,206.00)
                          Contract charge (assessed upon full surrender):       (30.00)       (30.00)
                                                                            ----------    ----------
                                             NET FULL SURRENDER PROCEEDS:   $56,470.00    $36,764.00



PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.


--------------------------------------------------------------------------------
 66 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50,000.00     50,000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                    PS (determined by iterative process described above):    15,376.34     16,062.31

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    15,376.34     16,062.31
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =     5,376.34     19,375.80

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:     5,376.34     19,375.80
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:     5,376.34     15,175.80
                                 multiplied by the surrender charge rate:       x 7.0%        x 7.0%
                                                                            ----------    ----------
                                                        surrender charge:       376.34      1,062.31


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 67

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 7.   The dollar amount you will receive as a result of your partial surrender is determined as:
                                              Contract value surrendered:    15,376.34     16,062.31
                                                        SURRENDER CHARGE:      (376.34)    (1,062.31)
                                                                            ----------    ----------
                                          NET PARTIAL SURRENDER PROCEEDS:   $15,000.00    $15,000.00



FULL SURRENDER CHARGE CALCULATION -- FOUR-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50.000.00     50.000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                                                                      PS:    60,000.00     40,000.00


--------------------------------------------------------------------------------
 68 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    60,000.00     40,000.00
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =    50,000.00     50,000.00

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:    50,000.00     50,000.00
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:    50,000.00     45,800.00
                                 multiplied by the surrender charge rate:       x 4.0%        x 4.0%
                                                                            ----------    ----------
                                                        surrender charge:     2,000.00      1,832.00

STEP 7.   The dollar amount you will receive as a result of your full surrender is determined as:
                                              Contract value surrendered:    60,000.00     40,000.00
                                                        SURRENDER CHARGE:    (2,000.00)    (1,832.00)
                          Contract charge (assessed upon full surrender):       (30.00)       (30.00)
                                                                            ----------    ----------
                                             NET FULL SURRENDER PROCEEDS:   $57,970.00    $38,138.00



PARTIAL SURRENDER CHARGE CALCULATION -- FOUR-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and

- You have made no prior surrenders.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 69

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50,000.00     50,000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                    PS (determined by iterative process described above):    15,208.33     15,582.48

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    15,208.33     15,582.48
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =     5,208.33     18,761.94


--------------------------------------------------------------------------------
 70 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:     5,208.33     18,761.94
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:     5,208.33     14,561.94
                                 multiplied by the surrender charge rate:       x 4.0%        x 4.0%
                                                                            ----------    ----------
                                                        surrender charge:       208.33        582.48

STEP 7.   The dollar amount you will receive as a result of your partial surrender is determined as:
                                              Contract value surrendered:    15,208.33     15,582.48
                                                        SURRENDER CHARGE:      (208.33)      (582.48)
                                                                            ----------    ----------
                                          NET PARTIAL SURRENDER PROCEEDS:   $15,000.00    $15,000.00




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 71

APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 79 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:


ASSUMPTIONS:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments                                                         $20,000
        minus adjusted partial surrenders, calculated as:

        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
        for a standard death benefit of:                                                $18,333
        since this is greater than your contract value of $16,500



EXAMPLE -- ROPP DEATH BENEFIT


ASSUMPTIONS:

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments                                                         $20,000
        minus adjusted partial surrenders, calculated as:

        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
        for a death benefit of:                                                         $18,333



EXAMPLE -- MAV DEATH BENEFIT


ASSUMPTIONS:

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


--------------------------------------------------------------------------------
 72 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                          $24,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:

        $1,500 x $24,000
        ----------------  =                                                              -1,636
             $22,000
                                                                                        -------
        for a death benefit of:                                                         $22,364



EXAMPLE -- 5-YEAR MAV DEATH BENEFIT


ASSUMPTIONS:

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your 5-year contract anniversary contract values:                   $30,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:

        $1,500 x $30,000
        ----------------  =                                                              -1,800
             $25,000
                                                                                        -------
        for a death benefit of:                                                         $28,200




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 73

APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE
"TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

THE EXAMPLE ASSUMES:
- You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.

- You make no additional purchase payments.

- You do not exercise the elective step-up option


                                                                                                                   HYPOTHETICAL
                                          PARTIAL SURRENDER     MCAV ADJUSTMENT                  ACCUMULATION        ASSUMED
END OF                                      (BEGINNING OF         FOR PARTIAL                      BENEFIT           CONTRACT
CONTRACT YEAR                                   YEAR)              SURRENDER          MCAV          AMOUNT            VALUE

1                                                   0                    0          100,000              0           112,000

2                                                   0                    0          102,400              0           128,000

3                                                   0                    0          108,000              0           135,000

4                                                   0                    0          108,000              0           118,000

5                                                   0                    0          108,000              0           100,000

6                                               2,000                2,160          105,840              0           122,000

7                                                   0                    0          112,000              0           140,000

8                                                   0                    0          112,000              0           121,000

9                                               5,000                4,628          107,372              0            98,000

10                                                  0                    0          107,372         22,372            85,000




EXAMPLE -- SECURESOURCE STAGES NY RIDERS



EXAMPLE #1: SINGLE LIFE BENEFIT


ASSUMPTIONS:


- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.



- You are the sole owner and also the annuitant. You are age 65.



- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in BOLD.



--------------------------------------------------------------------------------
 74 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- You elect the Moderate portfolio at issue.



                                             HYPOTHETICAL
CONTRACT                                        ASSUMED                                                            LIFETIME
DURATION      PURCHASE        PARTIAL          CONTRACT                                                             PAYMENT
IN YEARS      PAYMENTS      WITHDRAWALS          VALUE            BB            PBG          ALP        RALP        PERCENT

At Issue      $100,000             NA          $100,000        $100,000      $100,000      $5,000      $5,000          5%

1                    0              0            98,000         108,000       100,000       5,400       5,400          5%

2                    0              0           105,000         114,000       105,000       5,700       5,700          5%

3                    0              0           118,000         120,000       118,000       6,000       6,000          5%

3.5                  0          6,000           112,000         120,000       112,000       6,000           0          5%

4                    0              0           115,000         120,000       115,000       6,000       6,000          5%

5                    0              0           130,000         130,000       130,000       7,150(1)    7,150(1)     5.5%(1)

6                    0              0           110,000         130,000       130,000       7,150       7,150        5.5%

7                    0              0           100,000         130,000       130,000       7,150       7,150        5.5%

7.5                  0         10,000            90,000         117,000(1)    108,000(2)    6,435(2)        0        5.5%

8                    0              0            80,000         117,000       108,000       6,435       6,435        5.5%

9                    0              0            95,000         117,000       108,000       6,435       6,435        5.5%



(1) Because the Annual Step-Up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.


(2) The $10,000 withdrawal is greater than the $7,150 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".



EXAMPLE #2: JOINT LIFE BENEFIT


ASSUMPTIONS:


- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.



- You and your spouse are joint owners and are both age 58.



- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.



- You elect the Moderate portfolio at issue.



                                             HYPOTHETICAL
CONTRACT                                        ASSUMED                                                            LIFETIME
DURATION      PURCHASE        PARTIAL          CONTRACT                                                             PAYMENT
IN YEARS      PAYMENTS      WITHDRAWALS          VALUE            BB            PBG          ALP        RALP        PERCENT

At Issue      $100,000             NA          $100,000        $100,000      $100,000      $3,500      $3,500        3.5%

1                    0              0            98,000         100,000       100,000       4,500(1)    4,500(1)     4.5%

2                    0              0           105,000         105,000       105,000       4,725       4,725        4.5%

3                    0              0           104,000         113,000(2)    105,000       5,085       5,085        4.5%

4                    0              0           115,000         119,000       115,000       5,355       5,355        4.5%

4.5                  0          5,355           109,645         119,000       109,645       5,355           0        4.5%

5                    0              0           130,000         130,000       130,000       5,850       5,850        4.5%

6                    0              0           110,000         130,000       130,000       5,850       5,850        4.5%

7                    0              0           100,000         130,000       130,000       5,850       5,850        4.5%

7.5                  0         10,000            90,000         117,000(3)    108,000(3)    5,265(3)        0        4.5%

8                    0              0            80,000         117,000       108,000       5,265       5,265        4.5%

9                    0              0            95,000         117,000       108,000       5,265       5,265        4.5%



(1) Because the younger covered spouse's attained age is in a higher age band and no withdrawal has been taken, the Lifetime Payment Percentage increased.


(2) You begin receiving credits on the anniversary after the younger covered spouse turns age 61.


(3) The $10,000 withdrawal is greater than the $5,850 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 75

APPENDIX E: EXAMPLE -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource Stages NY rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year.


    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current contract year.


    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages NY rider.

(2) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based on the value of this contract alone on the date it is determined;

(4) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. IRAs under Section 408(b) of the Code;

      2. Roth IRAs under Section 408A of the Code;

      3. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource Stages NY rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource Stages NY rider.


--------------------------------------------------------------------------------
 76 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts................  p.  3
Rating Agencies............................  p.  4
Revenues Received During Calendar Year
  2009.....................................  p.  4
Principal Underwriter......................  p.  5
Independent Registered Public Accounting
  Firm.....................................  p.  6
Financial Statements





--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 77

(RIVERSOURCE ANNUITIES LOGO)


RiverSource Life Insurance Co.
of New York


20 Madison Avenue Extension


Albany, NY 12203


1 (800) 541-2251





          RiverSource Distributors, Inc. (Distributor), Member FINRA.

Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                          New York, Albany, New York.
     Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

      (C)2008-2010 RiverSource Life Insurance Company. All rights reserved.

140464 A (7/10)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                         RIVERSOURCE RETIREMENT ADVISOR

                               VARIABLE ANNUITY(R)



                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                                VARIABLE ANNUITY



                    RIVERSOURCE RETIREMENT ADVISOR SELECT(R)

                                VARIABLE ANNUITY



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)

                                VARIABLE ANNUITY



                  RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R)

                                VARIABLE ANNUITY



                  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R)

                                VARIABLE ANNUITY



                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)

                                VARIABLE ANNUITY



                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R)

                                VARIABLE ANNUITY



               RIVERSOURCE RAVA 5 ADVANTAGE( SM) VARIABLE ANNUITY



                 RIVERSOURCE RAVA 5 SELECT( SM) VARIABLE ANNUITY



                 RIVERSOURCE RAVA 5 ACCESS( SM) VARIABLE ANNUITY



                    RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY



                             RIVERSOURCE OF NEW YORK

                            VARIABLE ANNUITY ACCOUNT

           (previously IDS Life of New York Variable Annuity Account)



                                  JULY 19, 2010


RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12203
(800) 541-2251


S-6343-4 A (7/10)

TABLE OF CONTENTS

Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies.................................................................   p.  4
Revenues Received During Calendar Year 2009.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Financial Statements............................................................




 2    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2009

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2009. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $16,862,538.30
Oppenheimer Variable Account Funds                                            $16,181,350.38
Wanger Advisors Trust                                                         $ 9,058,474.96
Columbia Funds Variable Insurance Trust                                       $ 8,079,865.39
Janus Aspen Series                                                            $ 8,045,298.84
Invesco Variable Insurance Funds (previously AIM Variable Insurance Funds)    $ 7,421,603.88
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,944,576.59
Van Kampen Life Investment Trust                                              $ 6,875,389.20
PIMCO Variable Insurance Trust                                                $ 6,211,733.09
American Century(R) Variable Portfolios, Inc.                                 $ 4,784,673.03
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 4,340,994.50
Eaton Vance Variable Trust                                                    $ 3,894,123.46
Goldman Sachs Variable Insurance Trust                                        $ 2,774,705.10
MFS(R) Variable Insurance Trust(SM)                                           $ 2,592,681.47
The Universal Institutional Funds, Inc.                                       $ 2,356,481.41
Evergreen Variable Annuity Trust                                              $ 1,975,681.74
Neuberger Berman Advisers Management Trust                                    $ 1,350,137.36
Wells Fargo Advantage Variable Trust Funds                                    $ 1,276,378.48
Putnam Variable Trust                                                         $ 1,146,355.35
Credit Suisse Trust                                                           $   728,188.25
Royce Capital Fund                                                            $   275,541.01
Third Avenue Variable Series Trust                                            $   262,253.82
Lazard Retirement Series, Inc.                                                $   149,294.72
Calvert Variable Series, Inc.                                                 $    98,468.89
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $    94,399.82
Pioneer Variable Contracts Trust                                              $    82,957.41
Legg Mason Partners Variable Portfolios                                       $    23,855.82
STI Classic Variable Trust                                                    $    15,842.14
Premier VIT                                                                   $     3,804.89
Lincoln Variable Insurance Products Trust                                     $     2,495.59
J.P. Morgan Series Trust II                                                   $     1,187.23
--------------------------------------------------------------------------------------------


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) or their affiliates would be at the top of the list.


 4    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2009 was $17,842,976; in 2008 was $22,750,353; and in 2007 was $16,934,492. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2009 and 2008, and for each of the three years in the period ended Dec. 31, 2009, and the individual financial statements of the segregated asset divisions of RiverSource of New York Variable Annuity Account, sponsored by RiverSource Life Insurance Co. of New York, at Dec. 31, 2009, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource of New York Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in
Note 1, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource of New York Variable Annuity Account, referred to in Note 1, at December 31, 2009, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                        -s- Ernst & Young LLP

Minneapolis, Minnesota

April 23, 2010


 6    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                   INVESCO        INVESCO        INVESCO         INVESCO          INVESCO
                                                VI CAP APPR,   VI CAP APPR,    VI CAP DEV,     VI CAP DEV,      VI CORE EQ,
DEC. 31, 2009                                       SER I         SER II          SER I           SER II           SER I
 ASSETS
Investments, at fair value(1),(2)                 $410,648      $6,042,642       $530,218       $1,707,849      $11,111,646
Dividends receivable                                    --              --             --               --               --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --              39             --              190               --
Receivable for share redemptions                       392           6,930            366            1,805           16,981
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       411,040       6,049,611        530,584        1,709,844       11,128,627
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     299           4,428            366            1,271           11,841
    Contract terminations                               93           2,502             --              534            5,140
Payable for investments purchased                       --              39             --              190               --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      392           6,969            366            1,995           16,981
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              410,648       6,039,442        530,218        1,707,772       11,006,314
Net assets applicable to contracts in payment
  period                                                --           3,036             --               --          105,332
Net assets applicable to seed money                     --             164             --               77               --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $410,648      $6,042,642       $530,218       $1,707,849      $11,111,646
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               20,199         302,132         46,964          155,400          445,893
(2) Investments, at cost                          $507,239      $6,777,941       $586,251       $2,151,790      $10,337,552
---------------------------------------------------------------------------------------------------------------------------


                                                   INVESCO        INVESCO        INVESCO         INVESCO          INVESCO
                                                   VI DYN,     VI FIN SERV,   VI FIN SERV,   VI GLOBAL HLTH,   VI INTL GRO,
DEC. 31, 2009 (CONTINUED)                           SER I          SER I         SER II           SER II          SER II
 ASSETS
Investments, at fair value(1),(2)                 $365,532      $1,374,770     $1,097,028       $2,382,263      $48,223,490
Dividends receivable                                    --              --             --               --               --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --              --            165           14,893           24,329
Receivable for share redemptions                       300           1,004         15,229            1,840           41,865
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       365,832       1,375,774      1,112,422        2,398,996       48,289,684
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     263           1,004            909            1,827           38,318
    Contract terminations                               36              --         14,320               13            3,547
Payable for investments purchased                       --              --            165           14,893           24,329
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      299           1,004         15,394           16,733           66,194
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              365,482       1,374,770      1,096,995        2,382,060       48,223,490
Net assets applicable to contracts in payment
  period                                                --              --             --               --               --
Net assets applicable to seed money                     51              --             33              203               --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $365,533      $1,374,770     $1,097,028       $2,382,263      $48,223,490
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               25,687         269,563        217,233          152,709        1,881,525
(2) Investments, at cost                          $325,955      $1,731,933     $1,432,316       $2,538,572      $49,397,883
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    7

STATEMENTS OF ASSETS AND LIABILITIES

                                                  INVESCO         AB VPS          AB VPS         AB VPS        AB VPS
                                                 VI TECH,    GLOBAL THEMATIC    GRO & INC,     INTL VAL,    LG CAP GRO,
DEC. 31, 2009 (CONTINUED)                          SER I        GRO, CL B          CL B           CL B          CL B
 ASSETS
Investments, at fair value(1),(2)               $1,482,889      $2,257,328       $8,649,529   $36,824,483      $266,594
Dividends receivable                                    --              --               --            --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      5             136              260         5,455            --
Receivable for share redemptions                     1,087          16,658          108,266        68,947           391
-----------------------------------------------------------------------------------------------------------------------
Total assets                                     1,483,981       2,274,122        8,758,055    36,898,885       266,985
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   1,029           1,791            6,390        28,075           215
    Contract terminations                               57          14,867          101,877        40,871           176
Payable for investments purchased                        5             136              260         5,455            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,091          16,794          108,527        74,401           391
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,482,890       2,257,182        8,649,365    36,782,786       266,284
Net assets applicable to contracts in payment
  period                                                --              --               --        41,698            --
Net assets applicable to seed money                     --             146              163            --           310
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,482,890      $2,257,328       $8,649,528   $36,824,484      $266,594
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              112,425         138,147          573,576     2,532,633        10,785
(2) Investments, at cost                        $1,357,892      $2,194,179      $12,022,425   $42,698,729      $230,211
-----------------------------------------------------------------------------------------------------------------------


                                                   AC VP          AC VP            AC VP         AC VP         AC VP
                                                   INTL,          INTL,        MID CAP VAL,      ULTRA,         VAL,
DEC. 31, 2009 (CONTINUED)                          CL I           CL II            CL II         CL II          CL I
 ASSETS
Investments, at fair value(1),(2)                 $789,662      $2,948,462      $13,257,864    $2,403,485    $1,576,625
Dividends receivable                                    --              --               --            --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --             246            2,218            --            --
Receivable for share redemptions                       587           2,330           13,717         2,760         1,706
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       790,249       2,951,038       13,273,799     2,406,245     1,578,331
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     587           2,183           10,307         1,824         1,112
    Contract terminations                               --             147            3,411           936           594
Payable for investments purchased                       --             246            2,218            --            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      587           2,576           15,936         2,760         1,706
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              789,662       2,945,087       13,257,863     2,403,141     1,576,625
Net assets applicable to contracts in payment
  period                                                --           3,375               --            --            --
Net assets applicable to seed money                     --              --               --           344            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $789,662      $2,948,462      $13,257,863    $2,403,485    $1,576,625
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              102,156         381,925        1,092,981       298,941       298,603
(2) Investments, at cost                          $791,282      $2,958,560      $13,373,174    $2,676,753    $2,049,111
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 8    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                     AC VP        CALVERT        COL           COL         COL MARSICO
                                                      VAL,          VS        HI YIELD,    MARSICO GRO,     INTL OPP,
DEC. 31, 2009 (CONTINUED)                            CL II      SOCIAL BAL     VS CL B       VS CL A         VS CL B
 ASSETS
Investments, at fair value(1),(2)                 $16,531,769   $2,239,880   $4,838,203    $113,536,501    $4,183,615
Dividends receivable                                       --           --           --              --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           82           --       29,931          93,180         2,880
Receivable for share redemptions                       12,696       15,893        3,879          90,523         3,168
----------------------------------------------------------------------------------------------------------------------
Total assets                                       16,544,547    2,255,773    4,872,013     113,720,204     4,189,663
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     12,181        1,669        3,878          90,169         3,170
    Contract terminations                                 515       14,224           --             354            --
Payable for investments purchased                          82           --       29,931          93,180         2,880
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      12,778       15,893       33,809         183,703         6,050
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              16,498,657    2,239,880    4,838,204     113,536,501     4,172,503
Net assets applicable to contracts in payment
  period                                               33,112           --           --              --        11,110
Net assets applicable to seed money                        --           --           --              --            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $16,531,769   $2,239,880   $4,838,204    $113,536,501    $4,183,613
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               3,125,098    1,461,109      496,226       6,714,163       295,662
(2) Investments, at cost                          $21,528,347   $2,664,234   $5,073,256    $114,299,118    $5,459,657
----------------------------------------------------------------------------------------------------------------------


                                                       CS           CS        DREY VIF        EV VT           EG VA
                                                   COMMODITY      U.S. EQ     INTL EQ,    FLOATING-RATE    FUNDAMENTAL
DEC. 31, 2009 (CONTINUED)                            RETURN       FLEX I        SERV           INC        LG CAP, CL 2
 ASSETS
Investments, at fair value(1),(2)                  $4,130,831   $5,076,305     $271,201     $57,629,994    $3,108,591
Dividends receivable                                  401,255           --           --         217,913            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        2,088           --           46          30,897            16
Receivable for share redemptions                        8,521       11,270          227          74,088         2,834
----------------------------------------------------------------------------------------------------------------------
Total assets                                        4,542,695    5,087,575      271,474      57,952,892     3,111,441
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      3,162        5,312          227          46,407         2,348
    Contract terminations                               5,359        5,958           --          27,681           486
Payable for investments purchased                     403,343           --           46         248,810            16
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     411,864       11,270          273         322,898         2,850
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               4,130,831    5,051,712      271,057      57,620,304     3,048,845
Net assets applicable to contracts in payment
  period                                                   --       24,593           --           9,690        59,667
Net assets applicable to seed money                        --           --          144              --            79
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $4,130,831   $5,076,305     $271,201     $57,629,994    $3,108,591
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 539,273      407,081       17,877       6,367,955       182,215
(2) Investments, at cost                           $5,281,464   $6,393,087     $319,911     $56,908,315    $2,804,762
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    9

STATEMENTS OF ASSETS AND LIABILITIES

                                                   EG VA        FID VIP       FID VIP          FID VIP          FID VIP
                                                  INTL EQ,    CONTRAFUND,    GRO & INC,      GRO & INC,        MID CAP,
DEC. 31, 2009 (CONTINUED)                           CL 2       SERV CL 2      SERV CL         SERV CL 2         SERV CL
 ASSETS
Investments, at fair value(1),(2)               $49,158,126   $45,707,938    $2,163,430      $13,317,590       $4,717,164
Dividends receivable                                     --            --            --               --               --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  30,568         3,226            76               --               55
Receivable for share redemptions                     39,387       116,954         1,849           52,741            3,496
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     49,228,081    45,828,118     2,165,355       13,370,331        4,720,715
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   39,231        35,387         1,597            9,880            3,428
    Contract terminations                               156        81,566           252           42,860               68
Payable for investments purchased                    30,568         3,226            76               --               55
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    69,955       120,179         1,925           52,740            3,551
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            49,158,126    45,645,082     2,154,123       13,274,149        4,707,568
Net assets applicable to contracts in payment
  period                                                 --        62,857         9,307           43,311            9,596
Net assets applicable to seed money                      --            --            --              131               --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $49,158,126   $45,707,939    $2,163,430      $13,317,591       $4,717,164
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             4,641,938     2,252,732       196,675        1,221,797          185,642
(2) Investments, at cost                        $41,787,050   $55,922,880    $2,609,130      $15,749,404       $4,652,775
-------------------------------------------------------------------------------------------------------------------------


                                                  FID VIP       FID VIP       FID VIP       FTVIPT FRANK     FTVIPT FRANK
                                                  MID CAP,     OVERSEAS,     OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,
DEC. 31, 2009 (CONTINUED)                        SERV CL 2      SERV CL      SERV CL 2          CL 2             CL 2
 ASSETS
Investments, at fair value(1),(2)               $64,437,901      $781,624    $9,289,500       $8,473,604      $11,588,449
Dividends receivable                                     --            --            --               --               --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   7,173            63           417                1            1,162
Receivable for share redemptions                     99,351           584        13,521           23,219            8,761
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     64,544,425       782,271     9,303,438        8,496,824       11,598,372
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   49,119           583         6,840            6,265            8,476
    Contract terminations                            50,231            --         6,680           16,953              285
Payable for investments purchased                     7,173            63           417                1            1,162
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   106,523           646        13,937           23,219            9,923
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            64,417,574       781,625     9,286,998        8,435,771       11,588,449
Net assets applicable to contracts in payment
  period                                             20,328            --         2,503           37,834               --
Net assets applicable to seed money                      --            --            --               --               --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $64,437,902      $781,625    $9,289,501       $8,473,605      $11,588,449
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,567,247        52,143       622,621          775,971          907,474
(2) Investments, at cost                        $68,491,075      $925,531   $11,066,307      $15,676,801      $13,173,509
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 10    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                FTVIPT         GS VIT          GS VIT          GS VIT        JANUS ASPEN
                                            MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.     ENTERPRISE,
DEC. 31, 2009 (CONTINUED)                     SEC, CL 2         INST          EQ, INST        EQ, INST          SERV
 ASSETS
Investments, at fair value(1),(2)            $16,819,850     $17,888,710       $317,184       $8,679,012       $743,313
Dividends receivable                                  --              --             --               --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments            27,303              13             --              180             --
Receivable for share redemptions                  68,344          16,984            244            6,655            537
-------------------------------------------------------------------------------------------------------------------------
Total assets                                  16,915,497      17,905,707        317,428        8,685,847        743,850
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                12,676          13,081            244            6,379            537
    Contract terminations                         55,668           3,904             --              276             --
Payable for investments purchased                 27,303              13             --              180             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 95,647          16,998            244            6,835            537
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         16,819,850      17,854,432        317,184        8,676,133        736,617
Net assets applicable to contracts in
  payment period                                      --          34,277             --            2,879          6,696
Net assets applicable to seed money                   --              --             --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                             $16,819,850     $17,888,709       $317,184       $8,679,012       $743,313
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          1,153,625       1,576,098         35,962          913,580         24,860
(2) Investments, at cost                     $19,764,247     $22,608,485       $397,890      $10,835,165       $726,671
-------------------------------------------------------------------------------------------------------------------------


                                             JANUS ASPEN     JANUS ASPEN     JANUS ASPEN      LM CB VAR          MFS
                                                GLOBAL         JANUS,         OVERSEAS,      SM CAP GRO,   INV GRO STOCK,
DEC. 31, 2009 (CONTINUED)                     TECH, SERV        SERV            SERV            CL I           SERV CL
 ASSETS
Investments, at fair value(1),(2)             $1,119,405     $97,037,213     $9,831,518         $526,071     $5,292,751
Dividends receivable                                  --              --             --               --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --          52,662             --               --             --
Receivable for share redemptions                     800          77,567         64,100              575         81,003
-------------------------------------------------------------------------------------------------------------------------
Total assets                                   1,120,205      97,167,442      9,895,618          526,646      5,373,754
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   799          77,260          7,187              405          3,966
    Contract terminations                              1             308         56,914              170         77,037
Payable for investments purchased                     --          52,662             --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    800         130,230         64,101              575         81,003
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          1,119,405      97,037,212      9,831,517          525,818      5,292,683
Net assets applicable to contracts in
  payment period                                      --              --             --               --             --
Net assets applicable to seed money                   --              --             --              253             68
-------------------------------------------------------------------------------------------------------------------------
Total net assets                              $1,119,405     $97,037,212     $9,831,517         $526,071     $5,292,751
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            246,023       4,596,741        218,090           42,597        550,182
(2) Investments, at cost                      $1,027,334     $96,836,201     $7,783,491         $535,725     $4,972,110
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    11

STATEMENTS OF ASSETS AND LIABILITIES

                                                MFS             MFS           NB AMT          NB AMT             OPPEN
                                             NEW DIS,        UTILITIES,       INTL,      SOC RESPONSIVE,       GLOBAL SEC
DEC. 31, 2009 (CONTINUED)                     SERV CL         SERV CL          CL S            CL S             VA, SERV
 ASSETS
Investments, at fair value(1),(2)           $3,910,778       $11,374,642   $20,306,627        $282,622         $7,418,892
Dividends receivable                                --                --            --              --                 --
Accounts receivable from RiverSource
  Life of NY for contract purchase
  payments                                          --            24,350         9,559              --              6,962
Receivable for share redemptions                21,317            55,335        16,340             238             14,493
----------------------------------------------------------------------------------------------------------------------------
Total assets                                 3,932,095        11,454,327    20,332,526         282,860          7,440,347
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee               2,808             8,661        16,093             238              5,721
    Contract terminations                       18,508            46,675           246              --              8,772
Payable for investments purchased                   --            24,350         9,559              --              6,962
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                               21,316            79,686        25,898             238             21,455
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        3,910,779        11,358,559    20,306,628         282,341          7,418,892
Net assets applicable to contracts in
  payment period                                    --            16,082            --              --                 --
Net assets applicable to seed money                 --                --            --             281                 --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                            $3,910,779       $11,374,641   $20,306,628        $282,622         $7,418,892
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          299,677           502,192     2,135,292          23,280            282,302
(2) Investments, at cost                    $3,965,942       $12,196,976   $22,286,624        $326,154         $8,438,849
----------------------------------------------------------------------------------------------------------------------------


                                               OPPEN        OPPEN GLOBAL      OPPEN           PIMCO              PUT VT
                                          MAIN ST SM CAP   STRATEGIC INC       VAL        VIT ALL ASSET,   GLOBAL HLTH CARE,
DEC. 31, 2009 (CONTINUED)                    VA, SERV         VA, SERV       VA, SERV       ADVISOR CL           CL IB
 ASSETS
Investments, at fair value(1),(2)           $2,652,599      $160,429,819    $1,093,882     $78,840,102         $1,695,219
Dividends receivable                                --                --            --              --                 --
Accounts receivable from RiverSource
  Life of NY for contract purchase
  payments                                          55           124,095           440          45,700                  4
Receivable for share redemptions                 2,112           127,641           872          65,180              9,656
----------------------------------------------------------------------------------------------------------------------------
Total assets                                 2,654,766       160,681,555     1,095,194      78,950,982          1,704,879
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee               1,998           127,425           872          62,734              1,261
    Contract terminations                          113               216            --           2,445              8,395
Payable for investments purchased                   55           124,095           440          45,700                  4
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                2,166           251,736         1,312         110,879              9,660
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        2,652,386       160,377,891     1,093,756      78,840,103          1,695,219
Net assets applicable to contracts in
  payment period                                    --            51,928            --              --                 --
Net assets applicable to seed money                214                --           126              --                 --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                            $2,652,600      $160,429,819    $1,093,882     $78,840,103         $1,695,219
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          185,756        29,819,669       121,678       7,508,581            139,409
(2) Investments, at cost                    $2,990,180      $155,543,062    $1,280,229     $82,587,890         $1,636,930
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 12    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                   PUT VT         PUT VT         PUT VT          ROYCE          DISC
                                                  INTL EQ,       NEW OPP,        VISTA,       MICRO-CAP,    ASSET ALLOC,
DEC. 31, 2009 (CONTINUED)                           CL IB          CL IA          CL IB        INVEST CL        AGGR
 ASSETS
Investments, at fair value(1),(2)                $2,676,010     $5,674,160     $1,224,806     $1,286,268         $93,430
Dividends receivable                                     --             --             --             --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --             --             --             --              --
Receivable for share redemptions                      4,650          7,563            974          1,153              --
------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,680,660      5,681,723      1,225,780      1,287,421          93,430
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    1,910          6,054            851            930              75
    Contract terminations                             2,740          1,509            123            224              --
Payable for investments purchased                        --             --             --             --              --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     4,650          7,563            974          1,154              75
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,670,770      5,665,883      1,224,758      1,286,267          92,966
Net assets applicable to contracts in payment
  period                                              5,184          8,277             --             --              --
Net assets applicable to seed money                      56             --             48             --             389
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $2,676,010     $5,674,160     $1,224,806     $1,286,267         $93,355
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               241,517        327,230        106,228        134,970          10,673
(2) Investments, at cost                         $3,217,501     $7,992,984     $1,342,257     $1,269,333         $79,430
------------------------------------------------------------------------------------------------------------------------


                                                    DISC           DISC           DISC           DISC         VP DAVIS
                                                ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,    NY VENTURE,
DEC. 31, 2009 (CONTINUED)                          CONSERV          MOD         MOD AGGR      MOD CONSERV       CL 3
 ASSETS
Investments, at fair value(1),(2)                  $973,345     $2,253,405       $445,048     $2,034,854    $100,719,444
Dividends receivable                                     --             --             --             --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --             --             --          8,000          55,531
Receivable for share redemptions                         --             --             --             --              --
------------------------------------------------------------------------------------------------------------------------
Total assets                                        973,345      2,253,405        445,048      2,042,854     100,774,975
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      823          1,718            348          1,481          80,131
    Contract terminations                            10,000             --          8,292             --             299
Payable for investments purchased                        --             --             --             --              --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    10,823          1,718          8,640          1,481          80,430
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               962,449      2,251,484        436,209      2,041,023     100,694,545
Net assets applicable to contracts in payment
  period                                                 --             --             --             --              --
Net assets applicable to seed money                      73            203            199            350              --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $962,522     $2,251,687       $436,408     $2,041,373    $100,694,545
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                98,853        246,020         49,617        215,176      11,243,918
(2) Investments, at cost                           $870,113     $2,080,469       $411,080     $1,847,869    $ 95,122,031
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    13

STATEMENTS OF ASSETS AND LIABILITIES

                                                 VP GS        VP PTNRS       RVS VP           RVS VP            RVS VP
                                             MID CAP VAL,   SM CAP VAL,       BAL,          CASH MGMT,         DIV BOND,
DEC. 31, 2009 (CONTINUED)                        CL 3           CL 3          CL 3             CL 3              CL 3
 ASSETS
Investments, at fair value(1),(2)                $378,933   $71,977,701    $11,649,442      $43,572,483      $269,796,033
Dividends receivable                                   --            --             --               12                --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                 --        21,410             44            1,358            92,917
Receivable for share redemptions                       --            --             --               --                --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                      378,933    71,999,111     11,649,486       43,573,853       269,888,950
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    293        56,615         10,740           34,959           217,141
    Contract terminations                             273        14,038          1,631          239,495            55,243
Payable for investments purchased                      --            --             --               --                --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     566        70,653         12,371          274,454           272,384
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             378,168    71,928,458     11,409,682       43,282,422       269,388,587
Net assets applicable to contracts in
  payment period                                       --            --        227,433           16,977           227,979
Net assets applicable to seed money                   199            --             --               --                --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $378,367   $71,928,458    $11,637,115      $43,299,399      $269,616,566
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              41,304     5,868,981        947,864       43,572,483        25,071,162
(2) Investments, at cost                         $383,948   $73,472,284    $13,282,661      $43,549,429      $260,040,768
--------------------------------------------------------------------------------------------------------------------------


                                                                                              RVS VP
                                                RVS VP         RVS VP        RVS VP      GLOBAL INFLATION       RVS VP
                                              DIV EQ INC,     DYN EQ,     GLOBAL BOND,       PROT SEC,      HI YIELD BOND,
DEC. 31, 2009 (CONTINUED)                        CL 3           CL 3          CL 3             CL 3              CL 3
 ASSETS
Investments, at fair value(1),(2)            $166,536,999   $24,625,803    $91,096,782     $119,856,598       $29,161,989
Dividends receivable                                   --            --             --               --                --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments             39,390            46         52,983           68,673                --
Receivable for share redemptions                       --            --             --               --                --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                  166,576,389    24,625,849     91,149,765      119,925,271        29,161,989
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                133,060        21,769         73,222           95,850            23,243
    Contract terminations                          34,735        62,437          1,028              210            49,503
Payable for investments purchased                      --            --             --               --                --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 167,795        84,206         74,250           96,060            72,746
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         166,198,185    24,365,667     91,050,519      119,829,211        28,919,856
Net assets applicable to contracts in
  payment period                                  210,409       175,655         24,996               --           169,387
Net assets applicable to seed money                    --           321             --               --                --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                             $166,408,594   $24,541,643    $91,075,515     $119,829,211       $29,089,243
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          14,773,596     1,495,561      7,923,174       12,746,405         4,348,554
(2) Investments, at cost                     $178,391,533   $33,447,695    $87,113,414     $121,073,445       $28,295,107
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 14    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                     RVS VP        RVS VP        RVS VP        RVS VP         RVS VP
                                                       INC         MID CAP      MID CAP       S&P 500,         SHORT
DEC. 31, 2009 (CONTINUED)                           OPP, CL 3     GRO, CL 3    VAL, CL 3        CL 3      DURATION, CL 3
 ASSETS
Investments, at fair value(1),(2)                 $101,942,147   $5,714,779   $11,130,894    $8,636,785     $19,929,199
Dividends receivable                                        --           --            --            --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        63,190          429            31         1,050          17,821
Receivable for share redemptions                            --           --            --            --              --
------------------------------------------------------------------------------------------------------------------------
Total assets                                       102,005,337    5,715,208    11,130,925     8,637,835      19,947,020
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      81,502        5,173         8,599         6,467          15,025
    Contract terminations                                  357        5,294         3,372        17,022               9
Payable for investments purchased                           --           --            --            --              --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       81,859       10,467        11,971        23,489          15,034
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              101,899,241    5,666,468    11,118,954     8,614,277      19,862,228
Net assets applicable to contracts in payment
  period                                                24,237       38,049            --            --          66,517
Net assets applicable to seed money                         --          224            --            69           3,241
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $101,923,478   $5,704,741   $11,118,954    $8,614,346     $19,931,986
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                9,515,987      496,676     1,245,362     1,150,598       1,959,784
(2) Investments, at cost                           $92,083,699   $5,618,442   $13,356,748    $8,799,408     $20,014,452
------------------------------------------------------------------------------------------------------------------------


                                                       SEL         SEL VP        SEL VP       THDL VP         THDL VP
                                                       VP          LG CAP        SM CAP         EMER           INTL
DEC. 31, 2009 (CONTINUED)                           GRO, CL 3     VAL, CL 3    VAL, CL 3     MKTS, CL 3      OPP, CL 3
 ASSETS
Investments, at fair value(1),(2)                   $5,169,164     $256,111    $2,446,904   $40,059,828     $ 9,862,976
Dividends receivable                                        --           --            --            --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           109            7            --         8,227              16
Receivable for share redemptions                            --           --            --            --              --
------------------------------------------------------------------------------------------------------------------------
Total assets                                         5,169,273      256,118     2,446,904    40,068,055       9,862,992
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       3,773          198         1,793        33,161           9,268
    Contract terminations                                  678           --         2,139        34,845          28,976
Payable for investments purchased                           --           --            --            --              --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        4,451          198         3,932        68,006          38,244
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                5,156,222      255,684     2,437,568    39,929,506       9,763,849
Net assets applicable to contracts in payment
  period                                                 8,471           --         5,196        70,543          60,899
Net assets applicable to seed money                        129          236           208            --              --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $5,164,822     $255,920    $2,442,972   $40,000,049     $ 9,824,748
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  888,027       30,805       269,553     2,635,606         916,105
(2) Investments, at cost                            $5,905,499     $265,710    $3,048,077   $33,652,308     $10,451,316
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    15

STATEMENTS OF ASSETS AND LIABILITIES

                                                   THIRD        VANK LIT        VANK UIF        VANK UIF
                                                    AVE        COMSTOCK,         GLOBAL       MID CAP GRO,      WANGER
DEC. 31, 2009 (CONTINUED)                           VAL          CL II      REAL EST, CL II       CL II          INTL
 ASSETS
Investments, at fair value(1),(2)                $2,034,088   $40,020,632     $15,598,863      $2,654,111    $54,405,187
Dividends receivable                                     --            --              --              --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                       3        15,095          23,513          44,439         45,099
Receivable for share redemptions                      1,500        34,352          12,593           2,448         42,199
------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,035,591    40,070,079      15,634,969       2,700,998     54,492,485
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    1,500        31,392          12,314           1,980         42,092
    Contract terminations                                --         2,961             279             467            105
Payable for investments purchased                         3        15,095          23,513          44,439         45,099
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,503        49,448          36,106          46,886         87,296
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,034,088    40,020,631      15,598,863       2,654,112     54,392,570
Net assets applicable to contracts in payment
  period                                                 --            --              --              --         12,619
Net assets applicable to seed money                      --            --              --              --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $2,034,088   $40,020,631     $15,598,863      $2,654,112    $54,405,189
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               150,339     3,962,439       2,020,578         292,303      1,833,059
(2) Investments, at cost                         $2,706,016   $46,419,883     $16,560,924      $3,010,774    $52,216,500
------------------------------------------------------------------------------------------------------------------------


                                                                 WF ADV          WF ADV          WF ADV         WF ADV
                                                   WANGER       VT INDEX           VT              VT             VT
DEC. 31, 2009 (CONTINUED)                           USA       ASSET ALLOC      INTL CORE           OPP        SM CAP GRO
 ASSETS
Investments, at fair value(1),(2)               $49,377,483    $3,549,452        $832,205      $2,491,520     $5,712,728
Dividends receivable                                     --            --              --              --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   3,563           410              --              --            130
Receivable for share redemptions                     55,995         2,553             571           8,168         36,652
------------------------------------------------------------------------------------------------------------------------
Total assets                                     49,437,041     3,552,415         832,776       2,499,688      5,749,510
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   37,803         2,553             571           1,874          4,385
    Contract terminations                            18,193            --              --           6,294         32,266
Payable for investments purchased                     3,563           410              --              --            130
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    59,559         2,963             571           8,168         36,781
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            49,351,557     3,549,452         811,066       2,491,127      5,712,651
Net assets applicable to contracts in payment
  period                                             25,925            --          21,064              --             --
Net assets applicable to seed money                      --            --              75             393             78
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $49,377,482    $3,549,452        $832,205      $2,491,520     $5,712,729
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             1,798,815       337,080         165,448         165,991        899,642
(2) Investments, at cost                        $51,720,167    $4,144,152      $1,203,727      $3,024,722     $6,346,805
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 16    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                INVESCO VI      INVESCO VI      INVESCO VI    INVESCO VI     INVESCO VI
                                                 CAP APPR,      CAP APPR,        CAP DEV,      CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2009                           SER I          SER II          SER I         SER II         SER I
 INVESTMENT INCOME
Dividend income                                  $  2,352       $   15,288         $    --       $     --    $  182,511
Variable account expenses                           3,573           48,923           3,898         13,990       130,839
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (1,221)         (33,635)         (3,898)       (13,990)       51,672
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           154,102        1,470,853         135,704        606,846     2,745,142
    Cost of investments sold                      222,712        1,931,187         192,216        954,016     3,091,095
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (68,610)        (460,334)        (56,512)      (347,170)     (345,953)
Distributions from capital gains                       --               --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     142,195        1,521,730         225,673        904,900     2,716,540
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     73,585        1,061,396         169,161        557,730     2,370,587
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 72,364       $1,027,761        $165,263      $ 543,740    $2,422,259
-----------------------------------------------------------------------------------------------------------------------


                                                INVESCO VI      INVESCO VI      INVESCO VI    INVESCO VI     INVESCO VI
                                                   DYN,         FIN SERV,       FIN SERV,    GLOBAL HLTH,    INTL GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SER I          SER I           SER II        SER II         SER II
 INVESTMENT INCOME
Dividend income                                  $     --        $  40,032       $  30,704     $    2,720   $   574,655
Variable account expenses                           2,760            9,302           7,737         20,294       356,467
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (2,760)          30,730          22,967        (17,574)      218,188
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            95,900          293,731         138,516        889,967     4,146,972
    Cost of investments sold                      104,302          405,671         250,095      1,121,778     5,494,841
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (8,402)        (111,940)       (111,579)      (231,811)   (1,347,869)
Distributions from capital gains                       --               --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     123,444          480,690         349,794        801,822    12,738,942
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    115,042          368,750         238,215        570,011    11,391,073
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $112,282        $ 399,480       $ 261,182     $  552,437   $11,609,261
-----------------------------------------------------------------------------------------------------------------------


                                                INVESCO VI        AB VPS          AB VPS        AB VPS         AB VPS
                                                   TECH,     GLOBAL THEMATIC    GRO & INC,     INTL VAL,    LG CAP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SER I        GRO, CL B          CL B          CL B           CL B
 INVESTMENT INCOME
Dividend income                                  $     --        $      --      $  302,938    $   356,487       $    --
Variable account expenses                           9,661           15,642          73,180        395,113         2,196
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (9,661)         (15,642)        229,758        (38,626)       (2,196)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           406,368          339,683       2,715,527     33,025,486        99,171
    Cost of investments sold                      497,997          456,850       4,341,174     49,112,445        93,577
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (91,629)        (117,167)     (1,625,647)   (16,086,959)        5,594
Distributions from capital gains                       --               --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     607,557          826,157       2,886,790     27,755,039        78,608
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    515,928          708,990       1,261,143     11,668,080        84,202
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $506,267        $ 693,348     $ 1,490,901   $ 11,629,454       $82,006
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    17

STATEMENTS OF OPERATIONS

                                                    AC VP         AC VP         AC VP          AC VP           AC VP
                                                    INTL,         INTL,     MID CAP VAL,       ULTRA,          VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL I         CL II         CL II          CL II           CL I
 INVESTMENT INCOME
Dividend income                                     $ 15,647   $   55,210     $  518,328      $   3,213     $   95,176
Variable account expenses                              6,358       23,757        119,911         17,969         13,164
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        9,289       31,453        398,417        (14,756)        82,012
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              235,310      946,298      6,629,509        533,783        775,614
    Cost of investments sold                         308,712    1,240,207      8,491,069        760,837      1,240,260
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (73,402)    (293,909)    (1,861,560)      (227,054)      (464,646)
Distributions from capital gains                          --           --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                        260,589      999,572      4,543,902        852,199        609,433
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       187,187      705,663      2,682,342        625,145        144,787
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $196,476   $  737,116    $ 3,080,759      $ 610,389     $  226,799
-----------------------------------------------------------------------------------------------------------------------


                                                    AC VP        CALVERT         COL            COL         COL MARSICO
                                                     VAL,          VS         HI YIELD,     MARSICO GRO,     INTL OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL II      SOCIAL BAL      VS CL B        VS CL A         VS CL B
 INVESTMENT INCOME
Dividend income                                   $  835,402   $   44,600     $  455,520    $   751,830     $   70,946
Variable account expenses                            131,580       21,072         41,186        802,712         33,231
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      703,822       23,528        414,334        (50,882)        37,715
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            4,138,262      797,619      1,114,052      7,721,391      1,389,958
    Cost of investments sold                       6,404,719    1,069,526      1,321,975      9,213,352      2,342,493
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (2,266,457)    (271,907)      (207,923)    (1,491,961)      (952,535)
Distributions from capital gains                          --           --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      4,214,427      754,726      1,301,628     24,154,539      2,052,518
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     1,947,970      482,819      1,093,705     22,662,578      1,099,983
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ 2,651,792   $  506,347     $1,508,039    $22,611,696     $1,137,698
-----------------------------------------------------------------------------------------------------------------------


                                                      CS           CS         DREY VIF         EV VT           EG VA
                                                  COMMODITY      U.S. EQ      INTL EQ,     FLOATING-RATE    FUNDAMENTAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                RETURN       FLEX I         SERV            INC        LG CAP, CL 2
 INVESTMENT INCOME
Dividend income                                   $  405,892   $   51,380       $  8,510    $ 2,138,214       $ 26,668
Variable account expenses                             30,550       57,484          2,245        430,498         21,121
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      375,342       (6,104)         6,265      1,707,716          5,547
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            1,274,831    1,296,447         60,835      4,987,981        577,479
    Cost of investments sold                       1,885,169    2,027,308         92,763      5,679,137        632,746
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (610,338)    (730,861)       (31,928)      (691,156)       (55,267)
Distributions from capital gains                          --           --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                        851,776    1,674,187         75,637     13,161,748        811,750
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       241,438      943,326         43,709     12,470,592        756,483
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $  616,780   $  937,222       $ 49,974    $14,178,308       $762,030
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 18    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                EG VA          FID VIP         FID VIP          FID VIP         FID VIP
                                               INTL EQ,      CONTRAFUND,     GRO & INC,       GRO & INC,       MID CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL 2         SERV CL 2        SERV CL         SERV CL 2        SERV CL
 INVESTMENT INCOME
Dividend income                               $   64,490    $    486,863      $   19,529       $  104,271     $   24,762
Variable account expenses                        228,207         492,220          17,694          109,038         38,932
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (163,717)         (5,357)          1,835           (4,767)       (14,170)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        3,719,088      41,741,157         704,153        3,319,189      1,777,934
    Cost of investments sold                   3,349,467      65,256,128       1,079,511        4,728,292      2,188,886
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    369,621     (23,514,971)       (375,358)      (1,409,103)      (410,952)
Distributions from capital gains                      --          11,131              --               --         21,247
Net change in unrealized appreciation or
  depreciation of investments                  8,277,185      37,018,529         816,790        4,266,136      1,876,590
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 8,646,806      13,514,689         441,432        2,857,033      1,486,885
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $8,483,089    $ 13,509,332      $  443,267      $ 2,852,266     $1,472,715
-------------------------------------------------------------------------------------------------------------------------


                                               FID VIP         FID VIP         FID VIP          FTVIPT          FTVIPT
                                               MID CAP,       OVERSEAS,       OVERSEAS,      FRANK GLOBAL    FRANK SM CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)          SERV CL 2        SERV CL        SERV CL 2     REAL EST, CL 2     VAL, CL 2
 INVESTMENT INCOME
Dividend income                              $   262,495       $  14,229      $  158,057       $  983,976     $  169,844
Variable account expenses                        559,561           6,884          75,194           66,324         88,228
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (297,066)          7,345          82,863          917,652         81,616
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       24,575,817         311,049       2,682,594        2,403,047      2,500,756
    Cost of investments sold                  32,582,424         437,951       3,890,618        5,537,073      3,469,373
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (8,006,607)       (126,902)     (1,208,024)      (3,134,026)      (968,617)
Distributions from capital gains                 293,271           2,458          28,005               --        467,727
Net change in unrealized appreciation or
  depreciation of investments                 27,781,468         287,917       3,009,696        3,412,286      3,012,937
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                20,068,132         163,473       1,829,677          278,260      2,512,047
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $19,771,066       $ 170,818     $ 1,912,540      $ 1,195,912     $2,593,663
-------------------------------------------------------------------------------------------------------------------------


                                                FTVIPT         GS VIT          GS VIT           GS VIT        JANUS ASPEN
                                            MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP    STRUCTD U.S.     ENTERPRISE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          SEC, CL 2         INST          EQ, INST         EQ, INST          SERV
 INVESTMENT INCOME
Dividend income                               $  295,136      $  282,566        $  3,257       $  161,748       $     --
Variable account expenses                        135,926         142,774           2,523           71,097          5,508
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  159,210         139,792             734           90,651         (5,508)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        3,662,664       5,026,355          71,848        2,148,811        133,438
    Cost of investments sold                   5,085,423       7,841,866         117,335        3,180,029        166,542
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (1,422,759)     (2,815,511)        (45,487)      (1,031,218)       (33,104)
Distributions from capital gains                      --              --              --               --             --
Net change in unrealized appreciation or
  depreciation of investments                  4,712,454       7,289,948         111,999        2,409,177        274,147
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 3,289,695       4,474,437          66,512        1,377,959        241,043
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 3,448,905     $ 4,614,229        $ 67,246      $ 1,468,610       $235,535
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    19

STATEMENTS OF OPERATIONS

                                         JANUS ASPEN       JANUS ASPEN     JANUS ASPEN      LM CB VAR             MFS
                                           GLOBAL            JANUS,         OVERSEAS,      SM CAP GRO,       INV GRO STOCK,
YEAR ENDED DEC. 31, 2009 (CONTINUED)     TECH, SERV           SERV             SERV            CL I             SERV CL
 INVESTMENT INCOME
Dividend income                             $    --        $   269,036       $  35,357        $     --          $  20,473
Variable account expenses                     7,271            678,260          75,243           3,818             40,179
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (7,271)          (409,224)        (39,886)         (3,818)           (19,706)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     242,552          6,277,344       3,131,039         102,600          1,575,819
    Cost of investments sold                289,174          7,739,668       3,214,499         139,377          1,751,515
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                               (46,622)        (1,462,324)        (83,460)        (36,777)          (175,696)
Distributions from capital gains                 --                 --         253,512              --                 --
Net change in unrealized appreciation
  or depreciation of investments            420,885         25,050,461       4,735,007         193,245          1,727,067
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              374,263         23,588,137       4,905,059         156,468          1,551,371
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $366,992        $23,178,913      $4,865,173        $152,650         $1,531,665
----------------------------------------------------------------------------------------------------------------------------


                                             MFS               MFS            NB AMT          NB AMT             OPPEN
                                          NEW DIS,         UTILITIES,         INTL,      SOC RESPONSIVE,       GLOBAL SEC
YEAR ENDED DEC. 31, 2009 (CONTINUED)       SERV CL           SERV CL           CL S            CL S             VA, SERV
 INVESTMENT INCOME
Dividend income                           $      --         $  465,582      $  620,206         $ 4,854         $  123,477
Variable account expenses                    29,233             89,481         157,974           2,310             57,598
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (29,233)           376,101         462,232           2,544             65,879
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                   1,151,844          2,974,052       3,422,989          48,132          1,651,307
    Cost of investments sold              1,447,179          3,932,328       4,599,580          69,630          2,391,411
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                              (295,335)          (958,276)     (1,176,591)        (21,498)          (740,104)
Distributions from capital gains                 --                 --              --              --            136,927
Net change in unrealized appreciation
  or depreciation of investments          2,015,815          3,395,105       5,781,249          81,860          2,614,926
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            1,720,480          2,436,829       4,604,658          60,362          2,011,749
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $1,691,247         $2,812,930      $5,066,890         $62,906         $2,077,628
----------------------------------------------------------------------------------------------------------------------------


                                            OPPEN             OPPEN           OPPEN           PIMCO              PUT VT
                                       MAIN ST SM CAP   GLOBAL STRATEGIC       VAL        VIT ALL ASSET,   GLOBAL HLTH CARE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)      VA, SERV        INC VA, SERV       VA, SERV       ADVISOR CL           CL IB
 INVESTMENT INCOME
Dividend income                          $   14,386         $  319,624        $  1,437     $ 4,946,854           $201,136
Variable account expenses                    19,539          1,305,016           8,642         682,476             15,184
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (5,153)          (985,392)         (7,205)      4,264,378            185,952
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     742,588         14,033,849         186,907      25,943,045            648,060
    Cost of investments sold              1,124,355         15,421,210         252,744      29,532,911            699,159
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                              (381,767)        (1,387,361)        (65,837)     (3,589,866)           (51,099)
Distributions from capital gains                 --            100,173              --              --                 --
Net change in unrealized appreciation
  or depreciation of investments          1,048,274         24,989,054         336,734      12,817,794            251,026
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              666,507         23,701,866         270,897       9,227,928            199,927
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $  661,354        $22,716,474        $263,692     $13,492,306           $385,879
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 20    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                  PUT VT         PUT VT         PUT VT          ROYCE          DISC
                                                 INTL EQ,       NEW OPP,        VISTA,       MICRO-CAP,    ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL IB          CL IA          CL IB        INVEST CL        AGGR
 INVESTMENT INCOME
Dividend income                                 $       --      $   37,235       $     --      $      --        $    --
Variable account expenses                           21,910          66,795          8,704          9,346            538
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (21,910)        (29,560)        (8,704)        (9,346)          (538)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            975,811       1,527,124        283,418        360,435          5,909
    Cost of investments sold                     1,428,872       2,697,343        398,817        496,463          4,528
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (453,061)     (1,170,219)      (115,399)      (136,028)         1,381
Distributions from capital gains                        --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    1,010,597       2,597,998        477,603        628,394         14,981
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     557,536       1,427,779        362,204        492,366         16,362
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  535,626     $ 1,398,219      $ 353,500      $ 483,020        $15,824
-----------------------------------------------------------------------------------------------------------------------


                                                   DISC           DISC           DISC           DISC         VP DAVIS
                                               ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,    NY VENTURE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CONSERV          MOD         MOD AGGR      MOD CONSERV       CL 3
 INVESTMENT INCOME
Dividend income                                   $     --        $     --        $    --       $     --     $       --
Variable account expenses                            8,005          15,219          2,772         11,002        650,100
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (8,005)        (15,219)        (2,772)       (11,002)      (650,100)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            338,721         675,898         78,776        160,217      9,499,739
    Cost of investments sold                       335,816         627,794         77,452        158,291     10,820,703
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        2,905          48,104          1,324          1,926     (1,320,964)
Distributions from capital gains                        --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      122,205         329,798         68,215        250,895     24,679,186
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     125,110         377,902         69,539        252,821     23,358,222
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $117,105        $362,683        $66,767       $241,819    $22,708,122
-----------------------------------------------------------------------------------------------------------------------


                                                   VP GS        VP PTNRS        RVS VP         RVS VP         RVS VP
                                               MID CAP VAL,    SM CAP VAL,       BAL,        CASH MGMT,      DIV BOND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3           CL 3           CL 3           CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                   $     --      $       --     $       --    $    42,047    $10,309,363
Variable account expenses                            3,195         543,060        121,758        565,163      2,332,460
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (3,195)       (543,060)      (121,758)      (523,116)     7,976,903
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            211,082       8,768,406      3,965,337     52,475,768     51,929,341
    Cost of investments sold                       292,877      10,771,553      5,293,869     52,463,783     52,643,815
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (81,795)     (2,003,147)    (1,328,532)        11,985       (714,474)
Distributions from capital gains                        --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      189,221      21,584,324      3,964,657         49,499     22,680,344
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     107,426      19,581,177      2,636,125         61,484     21,965,870
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $104,231     $19,038,117    $ 2,514,367    $  (461,632)   $29,942,773
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    21

STATEMENTS OF OPERATIONS

                                                   RVS VP        RVS VP        RVS VP          RVS VP            RVS VP
                                                DIV EQ INC,     DYN EQ,        GLOBAL     GLOBAL INFLATION      HI YIELD
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL 3          CL 3       BOND, CL 3    PROT SEC, CL 3      BOND, CL 3
 INVESTMENT INCOME
Dividend income                                  $       --    $       --   $ 1,493,970      $ 6,757,371       $ 2,657,341
Variable account expenses                         1,273,835       237,377       784,287          745,762           252,947
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (1,273,835)     (237,377)      709,683        6,011,609         2,404,394
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          21,093,130     6,072,444    18,651,143        5,277,667         8,068,148
    Cost of investments sold                     26,541,316    10,265,983    18,815,018        5,354,209         9,218,427
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (5,448,186)   (4,193,539)     (163,875)         (76,542)       (1,150,279)
Distributions from capital gains                         --            --            --            3,367                --
Net change in unrealized appreciation or
  depreciation of investments                    43,618,384     9,020,875     7,448,684       (1,126,780)        9,782,301
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   38,170,198     4,827,336     7,284,809       (1,199,955)        8,632,022
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $36,896,363   $ 4,589,959   $ 7,994,492      $ 4,811,654       $11,036,416
---------------------------------------------------------------------------------------------------------------------------


                                                   RVS VP        RVS VP        RVS VP          RVS VP            RVS VP
                                                  INC OPP,      MID CAP       MID CAP         S&P 500,            SHORT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL 3       GRO, CL 3     VAL, CL 3          CL 3         DURATION, CL 3
 INVESTMENT INCOME
Dividend income                                 $ 3,027,404     $      --    $       --        $      --        $  661,612
Variable account expenses                           642,272        51,014       109,524           70,251           186,025
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   2,385,132       (51,014)     (109,524)         (70,251)          475,587
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           4,655,504     1,665,251     7,710,650        2,476,181         7,715,368
    Cost of investments sold                      5,047,768     2,058,337    12,236,791        3,051,365         7,810,767
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (392,264)     (393,086)   (4,526,141)        (575,184)          (95,399)
Distributions from capital gains                         --            --            --               --                --
Net change in unrealized appreciation or
  depreciation of investments                    18,883,493     2,599,681     8,217,482        2,420,162           571,632
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   18,491,229     2,206,595     3,691,341        1,844,978           476,233
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $20,876,361    $2,155,581   $ 3,581,817       $1,774,727        $  951,820
---------------------------------------------------------------------------------------------------------------------------


                                                                  SEL          SEL VP           THDL              THDL
                                                   SEL VP      VP LG CAP       SM CAP          VP EMER           VP INTL
YEAR ENDED DEC. 31, 2009 (CONTINUED)             GRO, CL 3     VAL, CL 3     VAL, CL 3       MKTS, CL 3         OPP, CL 3
 INVESTMENT INCOME
Dividend income                                   $      --      $     --     $      --       $  137,780        $  141,692
Variable account expenses                            41,211         1,929        19,853          359,803           101,020
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (41,211)       (1,929)      (19,853)        (222,023)           40,672
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,679,241       155,733     1,137,857       25,446,389         3,026,218
    Cost of investments sold                      2,498,008       190,052     1,785,180       31,205,924         4,003,710
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (818,767)      (34,319)     (647,323)      (5,759,535)         (977,492)
Distributions from capital gains                         --            --            --               --                --
Net change in unrealized appreciation or
  depreciation of investments                     2,281,997        89,314     1,421,156       26,417,662         2,978,162
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,463,230        54,995       773,833       20,658,127         2,000,670
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $1,422,019      $ 53,066    $  753,980      $20,436,104        $2,041,342
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 22    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                               VANK LIT        VANK UIF         VANK UIF
                                                THIRD AVE     COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)               VAL          CL II            CL II            CL II          INTL
 INVESTMENT INCOME
Dividend income                                  $      --   $ 1,818,503      $     2,953      $       --    $ 1,539,310
Variable account expenses                           17,245       369,051          139,619          19,340        383,193
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (17,245)    1,449,452         (136,666)        (19,340)     1,156,117
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            864,663    18,919,699        8,181,903         861,661      8,515,612
    Cost of investments sold                     1,343,000    27,412,803       11,328,461       1,417,178     10,292,198
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (478,337)   (8,493,104)      (3,146,558)       (555,517)    (1,776,586)
Distributions from capital gains                   446,500            --               --              --             --
Net change in unrealized appreciation or
  depreciation of investments                      745,885    16,047,437        8,392,059       1,512,044     17,428,948
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     714,048     7,554,333        5,245,501         956,527     15,652,362
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  696,803   $ 9,003,785      $ 5,108,835      $  937,187    $16,808,479
------------------------------------------------------------------------------------------------------------------------


                                                                WF ADV          WF ADV           WF ADV         WF ADV
                                                  WANGER       VT INDEX           VT               VT             VT
YEAR ENDED DEC. 31, 2009 (CONTINUED)               USA       ASSET ALLOC       INTL CORE           OPP        SM CAP GRO
 INVESTMENT INCOME
Dividend income                                 $       --    $   68,512        $  23,871       $      --      $      --
Variable account expenses                          372,808        28,825            6,231          18,326         40,322
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (372,808)       39,687           17,640         (18,326)       (40,322)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          8,440,957       975,498          224,693         438,795      1,309,173
    Cost of investments sold                    11,021,030     1,346,918          397,036         711,054      1,911,672
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (2,580,073)     (371,420)        (172,343)       (272,259)      (602,499)
Distributions from capital gains                        --            --               --              --             --
Net change in unrealized appreciation or
  depreciation of investments                   17,909,917       755,090          228,743       1,083,331      2,513,414
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  15,329,844       383,670           56,400         811,072      1,910,915
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $14,957,036    $  423,357        $  74,040       $ 792,746     $1,870,593
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    23

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI    INVESCO VI
                                                     CAP APPR,    CAP APPR,    CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2009                               SER I       SER II        SER I       SER II        SER I
 OPERATIONS
Investment income (loss) -- net                     $   (1,221)  $  (33,635)   $  (3,898)  $  (13,990)  $    51,672
Net realized gain (loss) on sales of investments       (68,610)    (460,334)     (56,512)    (347,170)     (345,953)
Distributions from capital gains                            --           --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                          142,195    1,521,730      225,673      904,900     2,716,540
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       72,364    1,027,761      165,263      543,740     2,422,259
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               8,381       97,665       16,143       44,552       209,476
Net transfers(1)                                       (73,345)    (558,972)     (76,288)    (325,363)     (297,324)
Transfers for policy loans                                 368         (272)         195          641        36,322
Adjustments to net assets allocated to contracts
  in payment period                                         --         (319)          --           --        (5,669)
Contract charges                                          (320)     (21,826)        (248)      (1,038)      (10,786)
Contract terminations:
    Surrender benefits                                 (64,020)    (377,643)     (40,182)    (139,353)   (2,215,895)
    Death benefits                                      (9,758)     (49,608)      (3,941)      (3,665)      (79,432)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (138,694)    (910,975)    (104,321)    (424,226)   (2,363,308)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        476,978    5,925,856      469,276    1,588,335    11,052,695
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  410,648   $6,042,642    $ 530,218   $1,707,849   $11,111,646
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,101,141    8,123,295      626,354    2,060,369     8,124,150
Contract purchase payments                              18,859      134,742       18,753       56,829       144,510
Net transfers(1)                                      (162,120)    (764,294)     (90,490)    (361,500)     (263,087)
Transfers for policy loans                                 845         (438)         218          675        25,544
Contract charges                                          (732)     (26,231)        (301)      (1,126)       (7,650)
Contract terminations:
    Surrender benefits                                (145,162)    (466,791)     (48,755)    (150,298)   (1,527,310)
    Death benefits                                     (23,034)     (63,074)      (4,866)      (5,409)      (59,758)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       789,797    6,937,209      500,913    1,599,540     6,436,399
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 24    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI   INVESCO VI   INVESCO VI    INVESCO VI     INVESCO VI
                                                       DYN,       FIN SERV,    FIN SERV,   GLOBAL HLTH,    INTL GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   SER I        SER I       SER II        SER II         SER II
 OPERATIONS
Investment income (loss) -- net                      $ (2,760)   $   30,730   $   22,967    $  (17,574)   $   218,188
Net realized gain (loss) on sales of investments       (8,402)     (111,940)    (111,579)     (231,811)    (1,347,869)
Distributions from capital gains                           --            --           --            --             --
Net change in unrealized appreciation or
  depreciation of investments                         123,444       480,690      349,794       801,822     12,738,942
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     112,282       399,480      261,182       552,437     11,609,261
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              3,797        50,626       67,887       117,283      6,530,658
Net transfers(1)                                      (28,757)      466,252      319,995        13,202        990,800
Transfers for policy loans                                790           250          213           234         (4,340)
Adjustments to net assets allocated to contracts
  in payment period                                        --            --           --            --             --
Contract charges                                         (219)         (878)      (1,456)       (2,347)      (185,748)
Contract terminations:
    Surrender benefits                                (34,141)     (115,039)     (13,176)     (152,667)    (1,106,835)
    Death benefits                                         --       (26,072)     (48,877)      (68,478)      (182,844)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (58,530)      375,139      324,586       (92,773)     6,041,691
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       311,781       600,151      511,260     1,922,599     30,572,538
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $365,533    $1,374,770   $1,097,028    $2,382,263    $48,223,490
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                429,163     1,396,662    1,442,670     2,346,145     36,093,572
Contract purchase payments                              4,811       130,654      210,674       135,692      7,229,554
Net transfers(1)                                      (39,381)    1,277,866      950,564        61,421        907,100
Transfers for policy loans                                964           541          721           278         (4,300)
Contract charges                                         (259)       (1,970)      (4,043)       (2,608)      (197,576)
Contract terminations:
    Surrender benefits                                (37,606)     (232,057)     (36,072)     (175,976)    (1,129,836)
    Death benefits                                         --       (48,774)    (109,702)      (68,222)      (188,377)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      357,692     2,522,922    2,454,812     2,296,730     42,710,137
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    25

STATEMENTS OF CHANGES IN NET ASSETS

                                                INVESCO VI        AB VPS          AB VPS        AB VPS         AB VPS
                                                   TECH,     GLOBAL THEMATIC    GRO & INC,     INTL VAL,    LG CAP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SER I        GRO, CL B          CL B          CL B           CL B
 OPERATIONS
Investment income (loss) -- net                 $   (9,661)     $  (15,642)    $   229,758   $    (38,626)    $ (2,196)
Net realized gain (loss) on sales of
  investments                                      (91,629)       (117,167)     (1,625,647)   (16,086,959)       5,594
Distributions from capital gains                        --              --              --             --           --
Net change in unrealized appreciation or
  depreciation of investments                      607,557         826,157       2,886,790     27,755,039       78,608
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        506,267         693,348       1,490,901     11,629,454       82,006
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          29,271         166,595         204,590      4,522,025       16,381
Net transfers(1)                                    61,211         221,547      (1,234,229)   (25,985,749)      92,024
Transfers for policy loans                            (516)            539           1,821         12,105          206
Adjustments to net assets allocated to
  contracts in payment period                           --              --              --         10,192           --
Contract charges                                    (3,561)         (2,004)         (6,069)      (140,304)        (209)
Contract terminations:
    Surrender benefits                             (98,252)        (52,977)       (950,483)    (2,467,080)      (4,947)
    Death benefits                                  (1,377)         (2,375)        (41,163)      (308,172)     (50,402)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (13,224)        331,325      (2,025,533)   (24,356,983)      53,053
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    989,847       1,232,655       9,184,160     49,552,013      131,535
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,482,890      $2,257,328     $ 8,649,528   $ 36,824,484     $266,594
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,971,723       1,663,322      11,491,927     60,527,196      171,277
Contract purchase payments                          51,158         183,984         253,101      7,182,101       18,080
Net transfers(1)                                    51,755         224,496      (1,480,430)   (34,139,300)     123,749
Transfers for policy loans                          (1,003)            512           3,925         10,120          235
Contract charges                                    (5,039)         (2,176)         (7,275)      (185,962)        (258)
Contract terminations:
    Surrender benefits                            (149,306)        (55,038)     (1,145,724)    (2,089,576)      (5,272)
    Death benefits                                  (2,401)         (2,348)        (48,891)      (321,464)     (51,793)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,916,887       2,012,752       9,066,633     30,983,115      256,018
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 26    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        AC VP        AC VP         AC VP         AC VP        AC VP
                                                        INTL,        INTL,     MID CAP VAL,     ULTRA,        VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL I         CL II         CL II         CL II        CL I
 OPERATIONS
Investment income (loss) -- net                      $    9,289   $   31,453    $   398,417   $  (14,756)  $   82,012
Net realized gain (loss) on sales of investments        (73,402)    (293,909)    (1,861,560)    (227,054)    (464,646)
Distributions from capital gains                             --           --             --           --           --
Net change in unrealized appreciation or
  depreciation of investments                           260,589      999,572      4,543,902      852,199      609,433
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       196,476      737,116      3,080,759      610,389      226,799
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               17,282       56,401      2,013,439       58,650       48,241
Net transfers(1)                                        (95,568)    (598,405)    (4,787,018)      82,764     (162,923)
Transfers for policy loans                                  580        2,352         (1,405)         (63)          30
Adjustments to net assets allocated to contracts in
  payment period                                             --         (140)            --           --           --
Contract charges                                           (326)      (1,531)       (57,395)      (1,935)        (918)
Contract terminations:
    Surrender benefits                                 (120,971)    (135,645)      (307,254)     (69,786)    (443,333)
    Death benefits                                       (8,552)     (11,494)      (110,647)     (14,008)     (50,894)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (207,555)    (688,462)    (3,250,280)      55,622     (609,797)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         800,741    2,899,808     13,427,384    1,737,474    1,959,623
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  789,662   $2,948,462    $13,257,863   $2,403,485   $1,576,625
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,220,893    3,073,321     17,190,894    2,428,286    1,479,196
Contract purchase payments                               24,955       58,168      2,384,092       75,033       35,973
Net transfers(1)                                       (145,613)    (617,443)    (5,826,938)     137,396     (135,158)
Transfers for policy loans                                  795        2,509         (1,449)        (106)          24
Contract charges                                           (455)      (1,481)       (69,859)      (2,421)        (722)
Contract terminations:
    Surrender benefits                                 (179,448)    (121,336)      (404,953)     (90,796)    (337,806)
    Death benefits                                      (12,996)     (12,345)      (135,814)     (17,859)     (41,790)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        908,131    2,381,393     13,135,973    2,529,533      999,717
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    27

STATEMENTS OF CHANGES IN NET ASSETS

                                                     AC VP        CALVERT        COL           COL       COL MARSICO
                                                      VAL,          VS        HI YIELD,   MARSICO GRO,    INTL OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL II      SOCIAL BAL     VS CL B       VS CL A       VS CL B
 OPERATIONS
Investment income (loss) -- net                   $   703,822   $   23,528   $  414,334   $    (50,882)   $   37,715
Net realized gain (loss) on sales of investments   (2,266,457)    (271,907)    (207,923)    (1,491,961)     (952,535)
Distributions from capital gains                           --           --           --             --            --
Net change in unrealized appreciation or
  depreciation of investments                       4,214,427      754,726    1,301,628     24,154,539     2,052,518
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,651,792      506,347    1,508,039     22,611,696     1,137,698
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            752,701       50,496      191,007     14,426,438       198,967
Net transfers(1)                                     (933,247)    (538,711)     (98,519)    16,646,476      (441,567)
Transfers for policy loans                              6,249        5,290          914         (6,401)       (1,672)
Adjustments to net assets allocated to contracts
  in payment period                                    (2,803)          --           --             --          (674)
Contract charges                                       (9,121)      (1,913)      (6,188)      (401,691)       (2,724)
Contract terminations:
    Surrender benefits                             (1,724,575)    (201,521)    (207,508)    (2,468,104)     (257,186)
    Death benefits                                    (85,846)     (31,833)     (74,924)      (369,487)      (50,993)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,996,642)    (718,192)    (195,218)    27,827,231      (555,849)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    15,876,619    2,451,725    3,525,383     63,097,574     3,601,764
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $16,531,769   $2,239,880   $4,838,204   $113,536,501    $4,183,613
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             15,320,671    3,219,479    4,375,222     83,757,281     5,342,345
Contract purchase payments                            826,901       63,760      198,588     17,359,501       251,836
Net transfers(1)                                     (830,882)    (607,608)     (68,935)    22,385,152      (681,402)
Transfers for policy loans                              5,728        6,395          833         (7,463)       (1,600)
Contract charges                                       (8,961)      (2,177)      (5,857)      (487,558)       (3,407)
Contract terminations:
    Surrender benefits                             (1,573,008)    (242,742)    (216,714)    (3,109,426)     (331,250)
    Death benefits                                    (83,953)     (39,616)     (73,053)      (455,682)      (55,744)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   13,656,496    2,397,491    4,210,084    119,441,805     4,520,778
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 28    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       CS            CS       DREY VIF       EV VT           EG VA
                                                    COMMODITY     U.S. EQ     INTL EQ,   FLOATING-RATE    FUNDAMENTAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 RETURN        FLEX I       SERV          INC        LG CAP, CL 2
 OPERATIONS
Investment income (loss) -- net                    $  375,342   $    (6,104)  $  6,265    $ 1,707,716     $    5,547
Net realized gain (loss) on sales of investments     (610,338)     (730,861)   (31,928)      (691,156)       (55,267)
Distributions from capital gains                           --            --         --             --             --
Net change in unrealized appreciation or
  depreciation of investments                         851,776     1,674,187     75,637     13,161,748        811,750
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     616,780       937,222     49,974     14,178,308        762,030
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            254,202       139,217     34,308      7,630,990        103,981
Net transfers(1)                                      709,292        31,299    (26,727)     9,166,859        730,947
Transfers for policy loans                                935        18,453        (72)        (1,330)        (3,112)
Adjustments to net assets allocated to contracts
  in payment period                                        --        22,329         --          7,848         43,855
Contract charges                                       (2,483)       (3,763)      (388)      (196,416)        (1,122)
Contract terminations:
    Surrender benefits                               (425,859)   (1,033,611)      (619)    (1,651,765)      (200,206)
    Death benefits                                    (54,607)      (49,340)        --       (278,244)            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        481,480      (875,416)     6,502     14,677,942        674,343
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     3,032,571     5,014,499    214,725     28,773,744      1,672,218
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $4,130,831   $ 5,076,305   $271,201    $57,629,994     $3,108,591
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              4,072,885     6,267,986    279,618     38,614,506      2,013,637
Contract purchase payments                            326,492       169,190     41,498      8,086,074        119,396
Net transfers(1)                                      903,242       (31,942)   (34,498)     9,621,294        849,856
Transfers for policy loans                              1,270        23,828       (118)        (1,215)        (3,136)
Contract charges                                       (3,121)       (4,598)      (460)      (205,737)        (1,178)
Contract terminations:
    Surrender benefits                               (555,398)   (1,247,066)      (718)    (1,719,427)      (212,113)
    Death benefits                                    (65,104)      (64,882)        --       (286,423)            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    4,680,266     5,112,516    285,322     54,109,072      2,766,462
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    29

STATEMENTS OF CHANGES IN NET ASSETS

                                                       EG VA         FID VIP       FID VIP      FID VIP       FID VIP
                                                      INTL EQ,     CONTRAFUND,   GRO & INC,    GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL 2        SERV CL 2      SERV CL     SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                     $  (163,717)  $     (5,357)  $    1,835   $    (4,767)  $   (14,170)
Net realized gain (loss) on sales of investments        369,621    (23,514,971)    (375,358)   (1,409,103)     (410,952)
Distributions from capital gains                             --         11,131           --            --        21,247
Net change in unrealized appreciation or
  depreciation of investments                         8,277,185     37,018,529      816,790     4,266,136     1,876,590
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     8,483,089     13,509,332      443,267     2,852,266     1,472,715
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            4,518,998      6,944,495       52,744       249,959       100,513
Net transfers(1)                                     35,300,213    (34,223,040)    (244,774)   (1,577,428)     (780,994)
Transfers for policy loans                               (2,515)         3,413         (206)        4,278       (10,076)
Adjustments to net assets allocated to contracts
  in payment period                                          --         (5,628)        (520)      (45,495)         (980)
Contract charges                                       (113,586)      (194,547)      (1,169)       (7,525)       (2,586)
Contract terminations:
    Surrender benefits                                 (731,974)    (2,182,542)    (396,686)   (1,171,258)     (864,005)
    Death benefits                                      (89,445)      (525,268)     (18,139)      (88,372)      (11,056)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       38,881,691    (30,183,117)    (608,750)   (2,635,841)   (1,569,184)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,793,346     62,381,724    2,328,913    13,101,166     4,813,633
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $49,158,126   $ 45,707,939   $2,163,430   $13,317,591   $ 4,717,164
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,913,179     87,551,445    3,326,421    15,850,625     3,682,094
Contract purchase payments                            5,436,453      9,180,268       70,983       286,101        67,877
Net transfers(1)                                     46,233,902    (44,911,485)    (350,453)   (1,871,969)     (539,134)
Transfers for policy loans                               (2,781)         5,747         (355)        4,384        (5,847)
Contract charges                                       (128,505)      (257,990)      (1,624)       (8,537)       (1,801)
Contract terminations:
    Surrender benefits                                 (775,548)    (2,901,659)    (568,016)   (1,324,118)     (598,002)
    Death benefits                                     (100,037)      (670,127)     (28,197)      (93,882)       (7,033)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     52,576,663     47,996,199    2,448,759    12,842,604     2,598,154
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 30    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    FID VIP       FID VIP      FID VIP         FTVIPT          FTVIPT
                                                   MID CAP,      OVERSEAS,    OVERSEAS,     FRANK GLOBAL    FRANK SM CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SERV CL 2      SERV CL     SERV CL 2    REAL EST, CL 2     VAL, CL 2
 OPERATIONS
Investment income (loss) -- net                  $   (297,066)  $    7,345   $    82,863     $   917,652     $    81,616
Net realized gain (loss) on sales of
  investments                                      (8,006,607)    (126,902)   (1,208,024)     (3,134,026)       (968,617)
Distributions from capital gains                      293,271        2,458        28,005              --         467,727
Net change in unrealized appreciation or
  depreciation of investments                      27,781,468      287,917     3,009,696       3,412,286       3,012,937
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  19,771,066      170,818     1,912,540       1,195,912       2,593,663
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          6,040,858       21,773       262,154         273,033         385,157
Net transfers(1)                                  (19,633,775)     (97,259)   (1,255,417)     (1,151,290)       (805,951)
Transfers for policy loans                             17,071          940         8,778          14,557           3,817
Adjustments to net assets allocated to
  contracts in payment period                          (1,160)          --          (215)           (914)             --
Contract charges                                     (175,512)        (383)       (4,540)         (6,444)         (5,966)
Contract terminations:
    Surrender benefits                             (3,634,956)    (197,532)     (819,006)       (795,147)       (802,939)
    Death benefits                                   (410,345)      (6,350)      (69,207)        (56,324)        (71,656)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (17,797,819)    (278,811)   (1,877,453)     (1,722,529)     (1,297,538)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    62,464,655      889,618     9,254,414       9,000,222      10,292,324
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 64,437,902   $  781,625   $ 9,289,501     $ 8,473,605     $11,588,449
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             58,772,687    1,106,472     9,112,739       8,311,887       8,307,309
Contract purchase payments                          6,738,094       25,546       283,287         343,587         406,138
Net transfers(1)                                  (18,705,773)    (114,671)   (1,228,838)     (1,106,832)       (603,602)
Transfers for policy loans                             10,538        1,118         8,046          15,134           1,763
Contract charges                                     (170,884)        (466)       (4,486)         (6,631)         (4,810)
Contract terminations:
    Surrender benefits                             (2,424,413)    (234,865)     (724,418)       (726,815)       (557,060)
    Death benefits                                   (322,892)      (7,104)      (65,897)        (53,654)        (56,061)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   43,897,357      776,030     7,380,433       6,776,676       7,493,677
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    31

STATEMENTS OF CHANGES IN NET ASSETS

                                                 FTVIPT         GS VIT          GS VIT          GS VIT      JANUS ASPEN
                                             MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.   ENTERPRISE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           SEC, CL 2         INST          EQ, INST        EQ, INST         SERV
 OPERATIONS
Investment income (loss) -- net               $   159,210     $   139,792      $    734       $    90,651    $   (5,508)
Net realized gain (loss) on sales of
  investments                                  (1,422,759)     (2,815,511)      (45,487)       (1,031,218)      (33,104)
Distributions from capital gains                       --              --            --                --            --
Net change in unrealized appreciation or
  depreciation of investments                   4,712,454       7,289,948       111,999         2,409,177       274,147
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     3,448,905       4,614,229        67,246         1,468,610       235,535
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        609,668         284,319         6,717           234,553        22,970
Net transfers(1)                               (1,353,725)     (2,753,339)      (14,233)       (1,181,549)      (77,613)
Transfers for policy loans                          1,721          12,940        (1,474)            2,982         3,449
Adjustments to net assets allocated to
  contracts in payment period                          --          (1,986)           --              (407)         (451)
Contract charges                                  (10,377)        (17,427)         (176)          (20,086)         (512)
Contract terminations:
    Surrender benefits                         (1,135,173)     (1,652,749)      (39,625)         (636,142)      (37,660)
    Death benefits                               (150,336)       (131,019)           --           (62,695)      (12,332)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (2,038,222)     (4,259,261)      (48,791)       (1,663,344)     (102,149)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                15,409,167      17,533,741       298,729         8,873,746       609,927
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $16,819,850     $17,888,709      $317,184       $ 8,679,012    $  743,313
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         16,736,743      11,724,911       336,928        13,086,633     1,546,237
Contract purchase payments                        673,362         181,498         7,388           340,855        51,528
Net transfers(1)                               (1,358,878)     (1,753,796)      (14,763)       (1,718,443)     (181,312)
Transfers for policy loans                          1,087           8,833        (1,501)            3,833         7,850
Contract charges                                  (11,006)        (10,330)         (200)          (25,608)       (1,140)
Contract terminations:
    Surrender benefits                         (1,095,121)     (1,018,347)      (44,791)         (905,232)      (80,712)
    Death benefits                               (147,835)        (85,082)           --           (96,199)      (27,869)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               14,798,352       9,047,687       283,061        10,685,839     1,314,582
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 32    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                              JANUS ASPEN    JANUS ASPEN   JANUS ASPEN    LM CB VAR          MFS
                                                 GLOBAL        JANUS,       OVERSEAS,    SM CAP GRO,   INV GRO STOCK,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           TECH, SERV       SERV           SERV          CL I          SERV CL
 OPERATIONS
Investment income (loss) -- net                $   (7,271)  $   (409,224)  $   (39,886)    $ (3,818)     $   (19,706)
Net realized gain (loss) on sales of
  investments                                     (46,622)    (1,462,324)      (83,460)     (36,777)        (175,696)
Distributions from capital gains                       --             --       253,512           --               --
Net change in unrealized appreciation or
  depreciation of investments                     420,885     25,050,461     4,735,007      193,245        1,727,067
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       366,992     23,178,913     4,865,173      152,650        1,531,665
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         26,214     12,979,382       148,085       53,702          156,791
Net transfers(1)                                  186,095     11,306,158    (1,054,912)      21,123          (51,768)
Transfers for policy loans                          1,410         (4,327)        5,470           --              335
Adjustments to net assets allocated to
  contracts in payment period                          --             --            --           --               --
Contract charges                                     (426)      (367,440)       (3,988)        (146)          (3,145)
Contract terminations:
    Surrender benefits                           (122,170)    (1,769,360)   (1,286,498)     (11,044)        (589,190)
    Death benefits                                (24,845)      (314,619)      (94,202)          --          (38,611)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     66,278     21,829,794    (2,286,045)      63,635         (525,588)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   686,135     52,028,505     7,252,389      309,786        4,286,674
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $1,119,405   $ 97,037,212   $ 9,831,517     $526,071      $ 5,292,751
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          2,236,433     82,506,543     8,126,971      517,793        8,741,538
Contract purchase payments                         78,364     18,323,757       119,612       78,047          253,920
Net transfers(1)                                  400,633     16,803,906      (927,607)      41,089         (139,770)
Transfers for policy loans                          4,018         (5,499)        4,935           --              812
Contract charges                                   (1,197)      (512,767)       (3,448)        (209)          (5,403)
Contract terminations:
    Surrender benefits                           (318,907)    (2,466,563)   (1,045,335)     (14,862)      (1,079,421)
    Death benefits                                (56,974)      (438,640)      (87,315)          --          (73,119)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                2,342,370    114,210,737     6,187,813      621,858        7,698,557
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    33

STATEMENTS OF CHANGES IN NET ASSETS

                                                     MFS          MFS          NB AMT          NB AMT          OPPEN
                                                  NEW DIS,     UTILITIES,      INTL,      SOC RESPONSIVE,   GLOBAL SEC
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SERV CL      SERV CL         CL S            CL S         VA, SERV
 OPERATIONS
Investment income (loss) -- net                  $  (29,233)  $   376,101   $   462,232       $  2,544      $   65,879
Net realized gain (loss) on sales of
  investments                                      (295,335)     (958,276)   (1,176,591)       (21,498)       (740,104)
Distributions from capital gains                         --            --            --             --         136,927
Net change in unrealized appreciation or
  depreciation of investments                     2,015,815     3,395,105     5,781,249         81,860       2,614,926
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 1,691,247     2,812,930     5,066,890         62,906       2,077,628
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           79,708       293,181     2,905,907          9,214         195,414
Net transfers(1)                                   (289,904)     (574,488)   (1,611,519)        22,424        (440,598)
Transfers for policy loans                            3,675         4,982        (1,086)           106           3,910
Adjustments to net assets allocated to
  contracts in payment period                            --        (1,300)           --             --              --
Contract charges                                     (2,206)       (6,618)      (86,274)          (190)         (3,047)
Contract terminations:
    Surrender benefits                             (441,469)     (877,778)     (405,624)        (4,348)       (410,288)
    Death benefits                                  (37,516)      (28,910)      (67,315)       (13,604)         (4,248)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (687,712)   (1,190,931)      734,089         13,602        (658,857)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,907,244     9,752,642    14,505,649        206,114       6,000,121
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $3,910,779   $11,374,641   $20,306,628       $282,622      $7,418,892
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            5,008,202     7,504,994    23,602,708        275,998       7,197,235
Contract purchase payments                          113,588       244,084     4,120,974         12,618         221,601
Net transfers(1)                                   (312,441)     (370,656)   (2,222,102)        27,934        (525,625)
Transfers for policy loans                            5,582         3,614        (1,191)           143           4,904
Contract charges                                     (3,120)       (4,878)     (124,260)          (227)         (3,336)
Contract terminations:
    Surrender benefits                             (574,132)     (543,451)     (615,722)        (5,304)       (427,291)
    Death benefits                                  (45,455)      (15,138)      (98,647)       (20,092)         (5,551)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  4,192,224     6,818,569    24,661,760        291,070       6,461,937
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 34    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                             OPPEN               OPPEN             OPPEN          PIMCO             PUT VT
                                        MAIN ST SM CAP   GLOBAL STRATEGIC INC       VAL      VIT ALL ASSET,   GLOBAL HLTH CARE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)       VA, SERV            VA, SERV          VA, SERV      ADVISOR CL           CL IB
 OPERATIONS
Investment income (loss) -- net           $   (5,153)        $   (985,392)      $   (7,205)   $  4,264,378        $  185,952
Net realized gain (loss) on sales of
  investments                               (381,767)          (1,387,361)         (65,837)     (3,589,866)          (51,099)
Distributions from capital gains                  --              100,173               --              --                --
Net change in unrealized appreciation
  or depreciation of investments           1,048,274           24,989,054          336,734      12,817,794           251,026
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  661,354           22,716,474          263,692      13,492,306           385,879
-------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                   107,235           18,496,704           61,977      12,236,543            38,199
Net transfers(1)                             (72,914)           4,850,992           11,727     (13,512,457)         (182,827)
Transfers for policy loans                    (2,333)               4,810               --          (7,675)              254
Adjustments to net assets allocated to
  contracts in payment period                     --               (6,016)              --              --                --
Contract charges                              (1,221)            (499,479)            (289)       (339,539)           (1,217)
Contract terminations:
    Surrender benefits                      (186,661)          (6,459,166)         (20,451)     (2,140,795)         (236,592)
    Death benefits                            (7,050)          (1,037,674)          (5,620)       (484,241)          (96,795)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              (162,944)          15,350,171           47,344      (4,248,164)         (478,978)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            2,154,190          122,363,174          782,846      69,595,961         1,788,318
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $2,652,600         $160,429,819       $1,093,882    $ 78,840,103        $1,695,219
-------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year     2,860,937          122,873,042        1,207,920      74,659,013         1,930,667
Contract purchase payments                   127,596           17,807,405           87,045      12,307,058            37,599
Net transfers(1)                            (153,745)           4,670,388           28,638     (13,716,932)         (178,739)
Transfers for policy loans                    (1,944)               4,248               --          (7,161)              141
Contract charges                              (1,488)            (472,473)            (411)       (339,363)           (1,197)
Contract terminations:
    Surrender benefits                      (209,174)          (6,031,789)         (28,948)     (2,138,598)         (234,969)
    Death benefits                            (8,755)            (981,635)          (8,449)       (469,510)          (90,434)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           2,613,427          137,869,186        1,285,795      70,294,507         1,463,068
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    35

STATEMENTS OF CHANGES IN NET ASSETS

                                                      PUT VT        PUT VT       PUT VT        ROYCE         DISC
                                                     INTL EQ,      NEW OPP,      VISTA,     MICRO-CAP,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL IB        CL IA         CL IB      INVEST CL       AGGR
 OPERATIONS
Investment income (loss) -- net                     $  (21,910)  $   (29,560)  $   (8,704)  $   (9,346)    $   (538)
Net realized gain (loss) on sales of investments      (453,061)   (1,170,219)    (115,399)    (136,028)       1,381
Distributions from capital gains                            --            --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                        1,010,597     2,597,998      477,603      628,394       14,981
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      535,626     1,398,219      353,500      483,020       15,824
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              51,299       153,256       41,258       21,817        1,746
Net transfers(1)                                      (548,190)     (417,209)     (39,371)    (106,113)      64,591
Transfers for policy loans                                 151        24,632        1,523            1           --
Adjustments to net assets allocated to contracts
  in payment period                                       (280)       (1,492)          --           --           --
Contract charges                                        (1,888)       (8,056)      (1,074)        (576)         (67)
Contract terminations:
    Surrender benefits                                (233,696)   (1,071,622)    (122,894)    (146,024)        (368)
    Death benefits                                     (32,943)      (72,575)     (26,094)      (9,917)          --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (765,547)   (1,393,066)    (146,652)    (240,812)      65,902
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,905,931     5,669,007    1,017,958    1,044,059       11,629
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,676,010   $ 5,674,160   $1,224,806   $1,286,267     $ 93,355
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,933,852     6,553,641    2,776,131      740,359       15,586
Contract purchase payments                              51,376       161,705       85,800       12,407        2,337
Net transfers(1)                                      (558,811)     (468,782)     (98,534)     (75,127)      89,281
Transfers for policy loans                                (215)       29,225        3,468            1           --
Contract charges                                        (1,827)       (8,667)      (2,647)        (356)         (81)
Contract terminations:
    Surrender benefits                                (215,088)   (1,167,828)    (303,683)     (89,394)         (74)
    Death benefits                                     (28,825)      (86,293)     (60,048)      (6,228)          --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,180,462     5,013,001    2,400,487      581,662      107,049
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 36    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    DISC           DISC           DISC           DISC         VP DAVIS
                                                ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,    NY VENTURE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CONSERV          MOD         MOD AGGR      MOD CONSERV       CL 3
 OPERATIONS
Investment income (loss) -- net                   $ (8,005)     $  (15,219)     $ (2,772)     $  (11,002)   $   (650,100)
Net realized gain (loss) on sales of
  investments                                        2,905          48,104         1,324           1,926      (1,320,964)
Distributions from capital gains                        --              --            --              --              --
Net change in unrealized appreciation or
  depreciation of investments                      122,205         329,798        68,215         250,895      24,679,186
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        117,105         362,683        66,767         241,819      22,708,122
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         120,113         242,876       119,794          26,233      12,632,036
Net transfers(1)                                   252,925         858,992        96,801       1,076,006      25,257,945
Transfers for policy loans                              --             (71)           --              --          (5,590)
Adjustments to net assets allocated to
  contracts in payment period                           --              --            --              --              --
Contract charges                                      (315)           (974)         (343)           (939)       (358,336)
Contract terminations:
    Surrender benefits                             (57,292)       (114,441)      (33,530)        (21,406)     (1,721,656)
    Death benefits                                 (25,332)             --            --              --        (289,947)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     290,099         986,382       182,722       1,079,894      35,514,452
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    555,318         902,622       186,919         719,660      42,471,971
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $962,522      $2,251,687      $436,408      $2,041,373    $100,694,545
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             661,518       1,188,791       253,957         905,415      61,389,022
Contract purchase payments                         127,570         317,413       150,327          32,492      16,590,280
Net transfers(1)                                   295,633       1,111,736       128,047       1,267,518      36,871,114
Transfers for policy loans                              --             (85)           --              --          (6,510)
Contract charges                                      (363)         (1,170)         (436)         (1,091)       (465,971)
Contract terminations:
    Surrender benefits                             (67,006)       (137,611)      (41,336)        (24,015)     (2,265,220)
    Death benefits                                 (26,137)             --            --              --        (387,927)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   991,215       2,479,074       490,559       2,180,319     111,724,788
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    37

STATEMENTS OF CHANGES IN NET ASSETS

                                                     VP GS        VP PTNRS       RVS VP        RVS VP         RVS VP
                                                 MID CAP VAL,   SM CAP VAL,       BAL,       CASH MGMT,      DIV BOND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 3           CL 3          CL 3          CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                    $ (3,195)    $  (543,060)  $  (121,758)  $   (523,116)  $  7,976,903
Net realized gain (loss) on sales of
  investments                                       (81,795)     (2,003,147)   (1,328,532)        11,985       (714,474)
Distributions from capital gains                         --              --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       189,221      21,584,324     3,964,657         49,499     22,680,344
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   104,231      19,038,117     2,514,367       (461,632)    29,942,773
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            8,599       9,217,580       326,465      8,557,432     36,959,003
Net transfers(1)                                    (60,041)     (3,739,175)    1,330,851    (25,591,776)       936,657
Transfers for policy loans                              195           1,787        20,539        (28,513)        20,721
Adjustments to net assets allocated to
  contracts in payment period                            --              --       (19,984)        (1,952)       (16,107)
Contract charges                                       (276)       (276,235)      (11,249)       (35,788)      (979,617)
Contract terminations:
    Surrender benefits                              (39,162)     (2,031,965)   (1,640,098)   (13,036,629)   (14,040,754)
    Death benefits                                       --        (248,809)     (114,926)      (380,422)    (1,544,426)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (90,685)      2,923,183      (108,402)   (30,517,648)    21,335,477
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     364,821      49,967,158     9,231,150     74,278,679    218,338,316
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $378,367     $71,928,458   $11,637,115   $ 43,299,399   $269,616,566
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              467,668      56,047,523     8,677,064     65,573,880    198,995,287
Contract purchase payments                           12,207      11,290,786       366,092      7,880,805     34,197,751
Net transfers(1)                                    (73,575)     (3,761,311)    2,138,203    (23,014,629)      (801,483)
Transfers for policy loans                              238             579        16,640        (27,850)        13,569
Contract charges                                       (350)       (297,760)      (10,549)       (31,962)      (865,681)
Contract terminations:
    Surrender benefits                              (44,729)     (1,708,954)   (1,429,962)   (11,466,625)   (10,989,236)
    Death benefits                                       --        (258,257)      (99,673)      (340,131)    (1,318,164)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    361,459      61,312,606     9,657,815     38,573,488    219,232,043
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 38    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    RVS VP         RVS VP        RVS VP          RVS VP           RVS VP
                                                  DIV EQ INC,     DYN EQ,        GLOBAL     GLOBAL INFLATION     HI YIELD
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 3           CL 3       BOND, CL 3    PROT SEC, CL 3     BOND, CL 3
 OPERATIONS
Investment income (loss) -- net                  $ (1,273,835)  $  (237,377)  $   709,683     $  6,011,609     $ 2,404,394
Net realized gain (loss) on sales of
  investments                                      (5,448,186)   (4,193,539)     (163,875)         (76,542)     (1,150,279)
Distributions from capital gains                           --            --            --            3,367              --
Net change in unrealized appreciation or
  depreciation of investments                      43,618,384     9,020,875     7,448,684       (1,126,780)      9,782,301
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  36,896,363     4,589,959     7,994,492        4,811,654      11,036,416
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         17,253,140       723,792    12,249,524       13,247,231         622,281
Net transfers(1)                                   12,810,248    (2,062,729)   (1,931,086)      59,213,010      (1,816,021)
Transfers for policy loans                             36,885        62,171         7,490           (5,918)          5,095
Adjustments to net assets allocated to
  contracts in payment period                          63,717       (28,753)       (2,992)              --          (9,094)
Contract charges                                     (494,012)      (52,282)     (326,510)        (353,064)        (13,836)
Contract terminations:
    Surrender benefits                             (7,905,295)   (3,443,664)   (4,378,871)      (3,117,855)     (3,692,125)
    Death benefits                                   (893,358)     (220,699)     (622,703)        (481,246)       (240,446)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     20,871,325    (5,022,164)    4,994,852       68,502,158      (5,144,146)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   108,640,906    24,973,848    78,086,171       46,515,399      23,196,973
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $166,408,594   $24,541,643   $91,075,515     $119,829,211     $29,089,243
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            121,099,538    37,045,425    62,152,553       42,786,368      22,019,953
Contract purchase payments                         22,317,595     1,080,799    10,650,401       11,934,741         548,593
Net transfers(1)                                   15,500,236    (3,270,849)   (1,958,269)      53,231,682      (1,354,044)
Transfers for policy loans                             31,416        79,287         3,522           (5,279)          3,244
Contract charges                                     (575,169)      (74,506)     (264,887)        (314,741)        (10,514)
Contract terminations:
    Surrender benefits                             (7,006,190)   (4,775,541)   (3,017,137)      (2,766,385)     (2,785,493)
    Death benefits                                   (918,082)     (333,499)     (463,776)        (426,466)       (188,287)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  150,449,344    29,751,116    67,102,407      104,439,920      18,233,452
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    39

STATEMENTS OF CHANGES IN NET ASSETS

                                                     RVS VP         RVS VP        RVS VP        RVS VP         RVS VP
                                                    INC OPP,       MID CAP       MID CAP       S&P 500,         SHORT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3        GRO, CL 3     VAL, CL 3        CL 3      DURATION, CL 3
 OPERATIONS
Investment income (loss) -- net                   $  2,385,132   $   (51,014)  $  (109,524)  $   (70,251)    $   475,587
Net realized gain (loss) on sales of investments      (392,264)     (393,086)   (4,526,141)     (575,184)        (95,399)
Distributions from capital gains                            --            --            --            --              --
Net change in unrealized appreciation or
  depreciation of investments                       18,883,493     2,599,681     8,217,482     2,420,162         571,632
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   20,876,361     2,155,581     3,581,817     1,774,727         951,820
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          12,177,225       150,945     1,428,940       343,467         496,621
Net transfers(1)                                    33,406,582       651,110    (6,488,238)   (1,036,349)        292,512
Transfers for policy loans                              (4,755)       15,018        (1,671)        8,540           4,064
Adjustments to net assets allocated to contracts
  in payment period                                     18,818        (4,327)           --            --          (7,574)
Contract charges                                      (324,737)       (4,749)      (45,626)       (5,291)         (9,755)
Contract terminations:
    Surrender benefits                              (1,952,317)     (941,425)     (560,021)     (658,643)     (2,596,911)
    Death benefits                                    (299,526)      (38,593)      (96,664)     (100,196)       (577,234)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      43,021,290      (172,021)   (5,763,280)   (1,448,472)     (2,398,277)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     38,025,827     3,721,181    13,300,417     8,288,091      21,378,443
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $101,923,478   $ 5,704,741   $11,118,954   $ 8,614,346     $19,931,986
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              43,317,922     5,726,205    18,411,174    12,136,575      18,381,639
Contract purchase payments                          11,310,434       181,235     2,024,881       474,771         465,207
Net transfers(1)                                    30,161,209       660,719    (8,621,187)   (1,453,814)        197,230
Transfers for policy loans                              (4,320)       19,464        (1,806)       11,060           3,375
Contract charges                                      (295,466)       (5,509)      (60,234)       (7,516)         (8,237)
Contract terminations:
    Surrender benefits                              (1,746,191)   (1,191,721)     (665,731)     (878,870)     (2,194,496)
    Death benefits                                    (275,458)      (47,718)     (106,904)     (138,690)       (476,880)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    82,468,130     5,342,675    10,980,193    10,143,516      16,367,838
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 40    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEL VP      SEL VP        THDL VP       THDL VP
                                                        SEL VP       LG CAP      SM CAP         EMER           INTL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  GRO, CL 3    VAL, CL 3    VAL, CL 3    MKTS, CL 3     OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                      $   (41,211)   $ (1,929)  $  (19,853)  $   (222,023)  $    40,672
Net realized gain (loss) on sales of investments        (818,767)    (34,319)    (647,323)    (5,759,535)     (977,492)
Distributions from capital gains                              --          --           --             --            --
Net change in unrealized appreciation or
  depreciation of investments                          2,281,997      89,314    1,421,156     26,417,662     2,978,162
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,422,019      53,066      753,980     20,436,104     2,041,342
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               172,325      23,369       90,314      3,995,698       293,824
Net transfers(1)                                      (1,050,859)     40,727     (606,399)   (14,459,143)     (648,739)
Transfers for policy loans                                 3,976         228        2,047         17,057        22,267
Adjustments to net assets allocated to contracts in
  payment period                                          (1,386)         --      (17,977)        25,791        (7,662)
Contract charges                                          (7,253)       (167)      (2,092)      (133,665)       (6,088)
Contract terminations:
    Surrender benefits                                  (333,126)     (9,767)    (230,320)    (2,458,639)   (1,641,530)
    Death benefits                                       (13,715)     (5,181)     (51,801)      (272,382)      (67,914)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,230,038)     49,209     (816,228)   (13,285,283)   (2,055,842)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        4,972,841     153,645    2,505,220     32,849,228     9,839,248
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 5,164,822    $255,920   $2,442,972   $ 40,000,049   $ 9,824,748
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                12,974,292     208,500    2,955,445     31,574,879    11,408,227
Contract purchase payments                               374,470      32,039      104,318      3,919,151       337,571
Net transfers(1)                                      (2,509,693)     59,112     (672,990)   (11,781,645)     (866,016)
Transfers for policy loans                                 5,966         303        1,920         11,552        22,811
Contract charges                                         (15,564)       (221)      (2,356)      (111,894)       (6,661)
Contract terminations:
    Surrender benefits                                  (800,856)    (11,986)    (239,161)    (1,577,532)   (1,744,857)
    Death benefits                                       (40,499)     (6,635)     (50,852)      (215,087)      (86,177)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       9,988,116     281,112    2,096,324     21,819,424     9,064,898
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    41

STATEMENTS OF CHANGES IN NET ASSETS

                                                    THIRD       VANK LIT         VANK UIF        VANK UIF
                                                     AVE        COMSTOCK,         GLOBAL       MID CAP GRO,      WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 VAL          CL II      REAL EST, CL II       CL II          INTL
 OPERATIONS
Investment income (loss) -- net                  $  (17,245)  $  1,449,452     $  (136,666)     $  (19,340)   $ 1,156,117
Net realized gain (loss) on sales of
  investments                                      (478,337)    (8,493,104)     (3,146,558)       (555,517)    (1,776,586)
Distributions from capital gains                    446,500             --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                       745,885     16,047,437       8,392,059       1,512,044     17,428,948
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   696,803      9,003,785       5,108,835         937,187     16,808,479
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           42,905      5,705,657       2,397,907          81,049      4,470,121
Net transfers(1)                                   (189,876)   (13,350,809)     (6,150,399)        (83,919)     2,627,422
Transfers for policy loans                              847         (2,305)             38          (1,339)         4,432
Adjustments to net assets allocated to
  contracts in payment period                            --             --              --              --           (728)
Contract charges                                     (1,012)      (193,663)        (72,351)         (2,208)      (135,526)
Contract terminations:
    Surrender benefits                             (599,751)    (1,463,603)       (444,347)       (133,387)    (2,335,754)
    Death benefits                                   (3,661)      (212,264)        (59,967)         (7,308)      (167,268)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (750,548)    (9,516,987)     (4,329,119)       (147,112)     4,462,699
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,087,833     40,533,833      14,819,147       1,864,037     33,134,011
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $2,034,088   $ 40,020,631     $15,598,863      $2,654,112    $54,405,189
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,637,736     56,242,592      23,911,103       2,827,600     34,494,410
Contract purchase payments                           28,113      8,065,241       3,709,306          90,410      4,696,941
Net transfers(1)                                   (137,897)   (18,174,376)     (8,806,160)       (141,366)     2,925,921
Transfers for policy loans                              583         (3,011)            525          (1,206)         4,100
Contract charges                                       (713)      (256,735)       (108,422)         (2,598)      (127,191)
Contract terminations:
    Surrender benefits                             (418,087)    (1,899,927)       (664,057)       (172,861)    (1,787,310)
    Death benefits                                   (2,243)      (289,560)        (90,273)         (8,689)      (155,230)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,107,492     43,684,224      17,952,022       2,591,290     40,051,641
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 42    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     WF ADV       WF ADV       WF ADV       WF ADV
                                                       WANGER       VT INDEX        VT           VT           VT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    USA       ASSET ALLOC    INTL CORE       OPP      SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                     $  (372,808)   $   39,687   $   17,640   $  (18,326)  $  (40,322)
Net realized gain (loss) on sales of investments     (2,580,073)     (371,420)    (172,343)    (272,259)    (602,499)
Distributions from capital gains                             --            --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                        17,909,917       755,090      228,743    1,083,331    2,513,414
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    14,957,036       423,357       74,040      792,746    1,870,593
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            3,801,246        83,300       10,627       47,813      176,398
Net transfers(1)                                     (3,658,661)     (479,931)    (137,684)     (47,060)     528,527
Transfers for policy loans                                8,886        (3,103)         438          380        2,716
Adjustments to net assets allocated to contracts
  in payment period                                      (2,212)           --         (965)          --           --
Contract charges                                       (108,596)       (3,070)        (286)      (1,302)      (2,755)
Contract terminations:
    Surrender benefits                               (2,331,495)     (251,314)     (41,263)    (146,204)    (357,100)
    Death benefits                                     (236,300)      (24,831)          --       (6,624)     (43,258)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (2,527,132)     (678,949)    (169,133)    (152,997)     304,528
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      36,947,578     3,805,044      927,298    1,851,771    3,537,608
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $49,377,482    $3,549,452   $  832,205   $2,491,520   $5,712,729
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               38,471,556     3,936,514    1,128,510    2,186,854    4,395,247
Contract purchase payments                            4,599,658        84,901       13,835       50,389      189,003
Net transfers(1)                                     (2,830,878)     (522,676)    (194,821)     (74,005)     482,845
Transfers for policy loans                                7,531        (3,379)         550          370        2,500
Contract charges                                       (116,491)       (3,183)        (371)      (1,284)      (2,865)
Contract terminations:
    Surrender benefits                               (1,930,430)     (255,972)     (47,584)    (147,514)    (350,296)
    Death benefits                                     (217,919)      (26,973)          --       (7,438)     (39,022)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     37,983,027     3,209,232      900,119    2,007,372    4,677,412
--------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    43

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI    INVESCO VI   INVESCO VI    INVESCO VI    INVESCO VI
                                                     CAP APPR,    CAP APPR,     CAP DEV,      CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2008                               SER I        SER II        SER I        SER II        SER I
 OPERATIONS
Investment income (loss) -- net                     $   (6,766)  $   (76,937)  $   (6,417)  $   (25,756)  $   106,833
Net realized gain (loss) on sales of investments       (30,237)      (55,088)      23,107      (152,920)      680,762
Distributions from capital gains                            --            --       93,542       330,081            --
Net change in unrealized appreciation or
  depreciation of investments                         (406,426)   (4,650,035)    (576,773)   (1,855,105)   (6,417,920)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (443,429)   (4,782,060)    (466,541)   (1,703,700)   (5,630,325)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              34,592       278,509       24,229       187,916       310,968
Net transfers(1)                                      (212,889)   (1,318,615)    (126,304)     (592,284)     (602,339)
Transfers for policy loans                                 711           186          422           733        37,971
Adjustments to net assets allocated to contracts
  in payment period                                         --          (434)          --            --        (7,363)
Contract charges                                          (442)      (22,781)        (291)       (1,285)      (12,932)
Contract terminations:
    Surrender benefits                                (146,225)     (317,171)     (92,851)     (160,729)   (5,187,504)
    Death benefits                                      (8,143)      (71,870)      (6,915)      (15,133)     (129,726)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (332,396)   (1,452,176)    (201,710)     (580,782)   (5,590,925)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,252,803    12,160,092    1,137,527     3,872,817    22,273,945
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  476,978   $ 5,925,856   $  469,276   $ 1,588,335   $11,052,695
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,649,880     9,492,368      798,284     2,571,188    11,316,425
Contract purchase payments                              50,571       262,243       21,468       165,388       179,724
Net transfers(1)                                      (360,990)   (1,221,632)    (108,197)     (538,673)     (381,962)
Transfers for policy loans                               1,330           142          445           568        23,128
Contract charges                                          (765)      (26,916)        (274)       (1,096)       (7,517)
Contract terminations:
    Surrender benefits                                (219,377)     (298,659)     (76,861)     (122,077)   (2,926,911)
    Death benefits                                     (19,508)      (84,251)      (8,511)      (14,929)      (78,737)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,101,141     8,123,295      626,354     2,060,369     8,124,150
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 44    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   INVESCO VI   INVESCO VI   INVESCO VI    INVESCO VI     INVESCO VI
                                                      DYN,       FIN SERV,    FIN SERV,   GLOBAL HLTH,     INTL GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  SER I        SER I       SER II        SER II         SER II
 OPERATIONS
Investment income (loss) -- net                     $  (4,668)  $   20,837   $   14,693    $   (19,652)  $    (55,384)
Net realized gain (loss) on sales of investments       54,006     (161,188)    (119,341)       (31,369)      (328,954)
Distributions from capital gains                           --       79,608       61,666        495,596        568,402
Net change in unrealized appreciation or
  depreciation of investments                        (387,490)    (658,351)    (498,749)    (1,163,988)   (13,759,405)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (338,152)    (719,094)    (541,731)      (719,413)   (13,575,341)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             21,225       28,935      206,203        185,935      8,008,336
Net transfers(1)                                     (223,506)     463,215      270,978        271,828     14,802,289
Transfers for policy loans                                553          116           --             72         (4,644)
Adjustments to net assets allocated to contracts
  in payment period                                        --           --           --             --             --
Contract charges                                         (301)        (574)        (832)        (2,288)      (118,911)
Contract terminations:
    Surrender benefits                                (16,210)     (79,950)     (18,779)       (96,979)      (534,441)
    Death benefits                                         --       (5,627)     (12,769)        (3,059)      (122,173)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (218,239)     406,115      444,801        355,509     22,030,456
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       868,172      913,130      608,190      2,286,503     22,117,423
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 311,781   $  600,151   $  511,260    $ 1,922,599   $ 30,572,538
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                615,478      855,175      686,847      1,965,395     15,300,527
Contract purchase payments                             19,534       39,700      330,119        183,772      7,379,077
Net transfers(1)                                     (193,151)     610,346      480,926        305,919     14,116,347
Transfers for policy loans                                688           88           --             81         (4,591)
Contract charges                                         (292)        (755)      (1,421)        (2,313)      (110,722)
Contract terminations:
    Surrender benefits                                (13,094)    (101,111)     (29,529)      (103,925)      (475,577)
    Death benefits                                         --       (6,781)     (24,272)        (2,784)      (111,489)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      429,163    1,396,662    1,442,670      2,346,145     36,093,572
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    45

STATEMENTS OF CHANGES IN NET ASSETS

                                                INVESCO VI        AB VPS          AB VPS        AB VPS         AB VPS
                                                   TECH,     GLOBAL THEMATIC    GRO & INC,     INTL VAL,    LG CAP GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SER I        GRO, CL B          CL B          CL B           CL B
 OPERATIONS
Investment income (loss) -- net                 $  (13,242)    $   (17,972)    $   145,462   $    (18,832)    $ (1,115)
Net realized gain (loss) on sales of
  investments                                      (33,632)       (144,122)     (1,013,281)      (324,486)      (8,473)
Distributions from capital gains                        --              --       2,788,216      4,129,345           --
Net change in unrealized appreciation or
  depreciation of investments                     (802,947)     (1,027,827)     (9,436,190)   (48,697,006)     (53,453)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (849,821)     (1,189,921)     (7,515,793)   (44,910,979)     (63,041)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          58,990         274,656         451,304     10,787,140       23,568
Net transfers(1)                                  (273,045)       (316,370)     (3,836,254)     5,965,877       24,630
Transfers for policy loans                             194            (717)          1,950         (6,837)      (1,045)
Adjustments to net assets allocated to
  contracts in payment period                           --              --              --         15,553           --
Contract charges                                    (3,427)         (2,137)         (8,232)      (157,034)        (113)
Contract terminations:
    Surrender benefits                             (56,062)        (46,114)     (1,246,763)    (3,386,817)      (1,091)
    Death benefits                                  (4,192)        (23,968)       (261,476)      (519,625)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (277,542)       (114,650)     (4,899,471)    12,698,257       45,949
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  2,117,210       2,537,226      21,599,424     81,764,735      148,627
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  989,847     $ 1,232,655     $ 9,184,160   $ 49,552,013     $131,535
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,353,011       1,789,573      15,833,250     40,251,727      115,294
Contract purchase payments                          77,058         245,393         436,478     10,890,259       21,590
Net transfers(1)                                  (368,105)       (302,579)     (3,486,329)    11,702,573       36,696
Transfers for policy loans                             178            (923)            643         (8,464)      (1,271)
Contract charges                                    (5,507)         (1,965)         (7,656)      (141,338)        (110)
Contract terminations:
    Surrender benefits                             (78,724)        (43,498)     (1,031,607)    (1,829,086)        (922)
    Death benefits                                  (6,188)        (22,679)       (252,852)      (338,475)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,971,723       1,663,322      11,491,927     60,527,196      171,277
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 46    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      AC VP         AC VP          AC VP         AC VP         AC VP
                                                      INTL,         INTL,      MID CAP VAL,      ULTRA,         VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL I         CL II          CL II         CL II          CL I
 OPERATIONS
Investment income (loss) -- net                    $       572   $   (10,084)   $  (148,313)  $   (23,752)  $   286,700
Net realized gain (loss) on sales of investments        57,834        56,871     (1,672,239)     (301,387)   (1,869,777)
Distributions from capital gains                       163,955       471,409             --       437,321     2,702,115
Net change in unrealized appreciation or
  depreciation of investments                       (1,051,934)   (3,205,599)    (2,710,741)   (1,490,789)   (6,939,678)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (829,573)   (2,687,403)    (4,531,293)   (1,378,607)   (5,820,640)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              30,246        92,881      5,115,674       361,729       363,004
Net transfers(1)                                      (163,808)     (611,304)    (4,823,375)       63,701    (3,518,011)
Transfers for policy loans                              (1,118)          519         (2,316)          169        26,426
Adjustments to net assets allocated to contracts
  in payment period                                         --          (197)            --            --       (14,399)
Contract charges                                          (410)       (2,368)       (71,307)       (2,781)      (10,161)
Contract terminations:
    Surrender benefits                                (433,910)     (206,065)      (349,334)     (117,277)   (5,963,447)
    Death benefits                                      (3,682)      (13,173)       (90,613)      (38,116)     (115,722)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (572,682)     (739,707)      (221,271)      267,425    (9,232,310)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,202,996     6,326,918     18,179,948     2,848,656    27,159,777
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $   800,741   $ 2,899,808    $13,427,384   $ 1,737,474   $12,106,827
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,837,407     3,651,800     17,422,185     2,317,722    11,635,660
Contract purchase payments                              32,295        69,022      5,045,420       334,869       180,740
Net transfers(1)                                      (217,455)     (496,449)    (4,701,201)      (63,199)   (1,787,740)
Transfers for policy loans                              (2,278)          719         (2,484)           61        12,611
Contract charges                                          (482)       (1,744)       (77,331)       (2,934)       (4,930)
Contract terminations:
    Surrender benefits                                (423,039)     (140,876)      (399,619)     (123,520)   (2,857,761)
    Death benefits                                      (5,555)       (9,151)       (96,076)      (34,713)      (57,762)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,220,893     3,073,321     17,190,894     2,428,286     7,120,818
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    47

STATEMENTS OF CHANGES IN NET ASSETS

                                                     AC VP        CALVERT         COL            COL       COL MARSICO
                                                      VAL,           VS        HI YIELD,    MARSICO GRO,    INTL OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL II       SOCIAL BAL     VS CL B        VS CL A       VS CL B
 OPERATIONS
Investment income (loss) -- net                   $   364,478   $    52,147   $   487,635   $   (385,916)  $    27,626
Net realized gain (loss) on sales of investments   (2,569,503)      (65,688)     (303,508)      (348,407)     (693,184)
Distributions from capital gains                    3,189,167        45,952            --             --     1,208,800
Net change in unrealized appreciation or
  depreciation of investments                      (7,973,428)   (1,227,716)   (1,502,984)   (32,528,118)   (4,224,674)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (6,989,286)   (1,195,305)   (1,318,857)   (33,262,441)   (3,681,432)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            832,036        95,439       515,218     17,669,300       905,114
Net transfers(1)                                   (7,425,302)     (209,747)   (1,432,145)    20,002,244       562,039
Transfers for policy loans                              1,044        (7,297)          824         (9,490)           55
Adjustments to net assets allocated to contracts
  in payment period                                    (3,491)           --            --             --          (929)
Contract charges                                      (11,835)       (2,303)       (6,026)      (257,705)       (3,542)
Contract terminations:
    Surrender benefits                             (1,638,457)     (258,525)     (248,196)    (1,463,726)     (239,456)
    Death benefits                                    (46,138)       (1,926)     (173,073)      (291,778)      (11,665)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (8,292,143)     (384,359)   (1,343,398)    35,648,845     1,211,616
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    31,158,048     4,031,389     6,187,638     60,711,170     6,071,580
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $15,876,619   $ 2,451,725   $ 3,525,383   $ 63,097,574   $ 3,601,764
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             21,544,988     3,615,678     5,726,068     48,571,660     4,645,709
Contract purchase payments                            746,844        93,678       517,572     16,992,904       749,180
Net transfers(1)                                   (5,707,772)     (212,273)   (1,437,032)    20,293,326       213,859
Transfers for policy loans                              1,401        (7,210)          732        (10,188)          636
Contract charges                                       (9,586)       (2,267)       (6,565)      (264,513)       (3,623)
Contract terminations:
    Surrender benefits                             (1,218,453)     (265,709)     (257,665)    (1,531,020)     (249,301)
    Death benefits                                    (36,751)       (2,418)     (167,888)      (294,888)      (14,115)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   15,320,671     3,219,479     4,375,222     83,757,281     5,342,345
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 48    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        CS            CS        DREY VIF       EV VT           EG VA
                                                    COMMODITY      U.S. EQ      INTL EQ,   FLOATING-RATE    FUNDAMENTAL
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  RETURN        FLEX I        SERV          INC        LG CAP, CL 2
 OPERATIONS
Investment income (loss) -- net                    $    19,777   $   (95,360)  $   1,162    $  1,577,363    $    6,331
Net realized gain (loss) on sales of investments      (197,166)     (617,109)    (51,789)       (859,461)      (72,371)
Distributions from capital gains                       301,545            --       9,406              --            --
Net change in unrealized appreciation or
  depreciation of investments                       (2,195,724)   (2,479,303)   (149,593)    (11,198,878)     (909,257)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (2,071,568)   (3,191,772)   (190,814)    (10,480,976)     (975,297)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             643,488       214,317     149,676       9,454,022       141,017
Net transfers(1)                                     2,329,827      (638,480)      8,038         368,861      (473,936)
Transfers for policy loans                                (676)       23,764         226          (4,046)        1,721
Adjustments to net assets allocated to contracts
  in payment period                                         --        (4,860)         --              --            --
Contract charges                                        (2,551)       (4,899)       (428)       (123,546)       (1,155)
Contract terminations:
    Surrender benefits                                (584,747)   (2,558,240)     (2,835)     (1,020,199)     (139,166)
    Death benefits                                     (16,524)      (13,016)         --        (266,731)           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       2,368,817    (2,981,414)    154,677       8,408,361      (471,519)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,735,322    11,187,685     250,862      30,846,359     3,119,034
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 3,032,571   $ 5,014,499   $ 214,725    $ 28,773,744    $1,672,218
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,412,782     9,028,868     186,421      29,866,031     2,485,903
Contract purchase payments                             514,246       203,293     126,917       9,911,652       123,848
Net transfers(1)                                     1,658,791      (635,454)    (30,117)        320,453      (463,194)
Transfers for policy loans                                (975)       24,104         214          (4,143)        1,590
Contract charges                                        (2,374)       (4,688)       (432)       (131,835)       (1,068)
Contract terminations:
    Surrender benefits                                (497,200)   (2,336,012)     (3,385)     (1,070,019)     (133,442)
    Death benefits                                     (12,385)      (12,125)         --        (277,633)           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     4,072,885     6,267,986     279,618      38,614,506     2,013,637
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    49

STATEMENTS OF CHANGES IN NET ASSETS

                                                       EG VA         FID VIP       FID VIP        FID VIP       FID VIP
                                                      INTL EQ,     CONTRAFUND,    GRO & INC,    GRO & INC,      MID CAP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    CL 2        SERV CL 2      SERV CL       SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                     $   (27,115)  $     22,902   $       458   $     (6,756)  $   (43,949)
Net realized gain (loss) on sales of investments       (177,014)    (4,220,865)     (216,139)      (477,366)      113,044
Distributions from capital gains                         93,152      2,003,408       534,743      2,634,547     1,550,096
Net change in unrealized appreciation or
  depreciation of investments                        (1,480,773)   (36,662,671)   (2,508,334)   (13,242,067)   (5,494,235)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (1,591,750)   (38,857,226)   (2,189,272)   (11,091,642)   (3,875,044)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              179,837     18,218,358        65,515        510,027       127,450
Net transfers(1)                                       (884,134)     7,759,930      (891,728)    (4,773,783)   (1,423,726)
Transfers for policy loans                                   --         (4,035)       (2,911)         7,847          (799)
Adjustments to net assets allocated to contracts
  in payment period                                          --         77,637          (706)        (8,244)       (1,762)
Contract charges                                         (2,310)      (250,036)       (1,430)       (10,590)       (2,860)
Contract terminations:
    Surrender benefits                                 (176,709)    (1,952,850)     (826,842)    (1,412,329)   (1,989,766)
    Death benefits                                      (12,676)      (377,509)      (52,837)      (156,407)      (41,102)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (895,992)    23,471,495    (1,710,939)    (5,843,479)   (3,332,565)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       4,281,088     77,767,455     6,229,124     30,036,287    12,021,242
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 1,793,346   $ 62,381,724   $ 2,328,913   $ 13,101,166   $ 4,813,633
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,622,360     62,279,948     5,142,152     20,936,637     5,519,717
Contract purchase payments                              145,084     17,570,163        66,789        427,274        71,084
Net transfers(1)                                       (695,433)    10,368,773      (983,404)    (4,173,118)     (768,163)
Transfers for policy loans                                   --         (4,732)       (2,160)         7,217          (437)
Contract charges                                         (1,993)      (257,881)       (1,466)        (9,184)       (1,620)
Contract terminations:
    Surrender benefits                                 (143,580)    (2,033,880)     (840,690)    (1,209,147)   (1,117,914)
    Death benefits                                      (13,259)      (370,946)      (54,800)      (129,054)      (20,573)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,913,179     87,551,445     3,326,421     15,850,625     3,682,094
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 50    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    FID VIP       FID VIP        FID VIP         FTVIPT          FTVIPT
                                                   MID CAP,      OVERSEAS,      OVERSEAS,     FRANK GLOBAL    FRANK SM CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SERV CL 2      SERV CL       SERV CL 2    REAL EST, CL 2     VAL, CL 2
 OPERATIONS
Investment income (loss) -- net                  $   (511,621)  $    18,885   $    197,319     $    24,624     $    45,835
Net realized gain (loss) on sales of
  investments                                      (1,362,990)       (6,018)      (247,873)     (2,505,744)       (293,393)
Distributions from capital gains                   12,891,857       242,414      1,985,241       4,326,279       1,295,696
Net change in unrealized appreciation or
  depreciation of investments                     (48,887,938)   (1,248,489)   (10,530,562)     (9,533,889)     (6,777,455)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (37,870,692)     (993,208)    (8,595,875)     (7,688,730)     (5,729,317)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         10,721,122        20,084        718,410         491,920         764,259
Net transfers(1)                                    2,609,754      (615,126)    (2,867,336)     (5,550,531)     (4,500,867)
Transfers for policy loans                             (7,746)         (424)        (3,154)          1,213          (1,124)
Adjustments to net assets allocated to
  contracts in payment period                          (1,413)           --           (307)         (1,527)             --
Contract charges                                     (156,921)         (522)        (5,818)         (9,963)         (7,500)
Contract terminations:
    Surrender benefits                             (4,019,194)     (342,834)      (876,113)     (1,262,888)     (1,180,238)
    Death benefits                                   (639,707)      (26,104)       (94,794)       (216,178)       (126,719)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      8,505,895      (964,926)    (3,129,112)     (6,547,954)     (5,052,189)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    91,829,452     2,847,752     20,979,401      23,236,906      21,073,830
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 62,464,655   $   889,618   $  9,254,414     $ 9,000,222     $10,292,324
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             46,042,326     1,970,189     11,214,780      11,942,128      10,935,908
Contract purchase payments                          9,729,390        17,737        569,704         408,851         665,306
Net transfers(1)                                    5,686,447      (535,670)    (2,027,786)     (3,151,725)     (2,548,422)
Transfers for policy loans                             (7,058)         (100)        (1,526)         (3,191)           (215)
Contract charges                                     (125,925)         (483)        (3,966)         (6,727)         (4,732)
Contract terminations:
    Surrender benefits                             (2,177,339)     (314,912)      (566,745)       (737,525)       (658,604)
    Death benefits                                   (375,154)      (30,289)       (71,722)       (139,924)        (81,932)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   58,772,687     1,106,472      9,112,739       8,311,887       8,307,309
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    51

STATEMENTS OF CHANGES IN NET ASSETS

                                                 FTVIPT         GS VIT          GS VIT          GS VIT      JANUS ASPEN
                                             MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.   ENTERPRISE,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           SEC, CL 2         INST          EQ, INST        EQ, INST         SERV
 OPERATIONS
Investment income (loss) -- net               $    475,471   $       (986)     $  (1,217)     $    79,547    $   (8,528)
Net realized gain (loss) on sales of
  investments                                     (445,350)    (2,902,133)       (48,541)        (581,588)      (11,531)
Distributions from capital gains                   967,834         47,112            685          110,609        63,686
Net change in unrealized appreciation or
  depreciation of investments                  (11,321,985)    (9,602,633)      (129,569)      (5,623,523)     (595,074)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (10,324,030)   (12,458,640)      (178,642)      (6,014,955)     (551,447)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,042,581        653,349         11,223          365,183        27,070
Net transfers(1)                                (5,071,355)   (10,382,364)       (89,866)      (3,192,590)      (48,672)
Transfers for policy loans                          (1,463)         3,585             --            2,272        (1,574)
Adjustments to net assets allocated to
  contracts in payment period                           --         (2,601)            --             (548)         (900)
Contract charges                                   (13,163)       (21,538)          (197)         (21,910)         (584)
Contract terminations:
    Surrender benefits                          (1,201,555)    (2,834,829)      (129,834)        (763,508)      (90,018)
    Death benefits                                (148,791)      (369,249)            --          (69,898)       (6,720)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (5,393,746)   (12,953,647)      (208,674)      (3,680,999)     (121,398)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 31,126,943     42,946,028        686,045       18,569,700     1,282,772
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 15,409,167   $ 17,533,741      $ 298,729      $ 8,873,746    $  609,927
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          20,731,193     18,019,656        505,500       17,064,889     1,811,970
Contract purchase payments                         952,801        317,893         11,499          376,273        49,033
Net transfers(1)                                (3,904,614)    (4,960,110)       (76,346)      (3,463,257)     (145,134)
Transfers for policy loans                          (3,493)         1,731             --            2,506         3,290
Contract charges                                   (10,931)       (11,532)          (175)         (27,506)       (1,142)
Contract terminations:
    Surrender benefits                            (926,502)    (1,448,703)      (103,550)        (788,869)     (154,789)
    Death benefits                                (101,711)      (194,024)            --          (77,403)      (16,991)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                16,736,743     11,724,911        336,928       13,086,633     1,546,237
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 52    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                              JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    LM CB VAR          MFS
                                                 GLOBAL        JANUS,        OVERSEAS,    SM CAP GRO,   INV GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           TECH, SERV       SERV           SERV           CL I          SERV CL
 OPERATIONS
Investment income (loss) -- net                $   (8,412)  $   (161,974)  $     39,697    $  (3,747)     $   (34,111)
Net realized gain (loss) on sales of
  investments                                     (35,349)      (638,998)       720,474      (52,386)          35,234
Distributions from capital gains                       --             --      2,327,242       14,307          307,331
Net change in unrealized appreciation or
  depreciation of investments                    (587,722)   (25,930,432)   (12,187,049)    (179,501)      (3,035,470)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (631,483)   (26,731,404)    (9,099,636)    (221,327)      (2,727,016)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         24,399     17,056,633        206,278      123,566          221,026
Net transfers(1)                                  (23,626)    11,109,115     (1,822,634)     (55,962)        (702,006)
Transfers for policy loans                         (1,057)       (12,321)        (9,508)          --            2,943
Adjustments to net assets allocated to
  contracts in payment period                          --             --             --           --               --
Contract charges                                     (464)      (252,581)        (5,290)         (90)          (3,182)
Contract terminations:
    Surrender benefits                            (74,141)      (849,577)    (1,052,366)      (6,060)        (566,004)
    Death benefits                                   (882)      (284,599)       (68,919)     (10,467)        (120,558)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (75,771)    26,766,670     (2,752,439)      50,987       (1,167,781)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,393,389     51,993,239     19,104,464      480,126        8,181,471
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  686,135   $ 52,028,505   $  7,252,389    $ 309,786      $ 4,286,674
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          2,510,673     49,112,666     10,020,974      471,475       10,490,418
Contract purchase payments                         58,933     19,819,508        139,419      133,783          296,923
Net transfers(1)                                 (172,829)    15,274,940     (1,340,736)     (69,583)      (1,002,616)
Transfers for policy loans                         (1,152)       (14,751)        (4,100)          --            4,805
Contract charges                                   (1,128)      (303,507)        (3,546)        (108)          (4,784)
Contract terminations:
    Surrender benefits                           (156,244)    (1,044,253)      (626,622)      (6,471)        (882,289)
    Death benefits                                 (1,820)      (338,060)       (58,418)     (11,303)        (160,919)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                2,236,433     82,506,543      8,126,971      517,793        8,741,538
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    53

STATEMENTS OF CHANGES IN NET ASSETS

                                                     MFS           MFS          NB AMT          NB AMT          OPPEN
                                                   NEW DIS,     UTILITIES,      INTL,      SOC RESPONSIVE,    GLOBAL SEC
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SERV CL       SERV CL         CL S            CL S          VA, SERV
 OPERATIONS
Investment income (loss) -- net                  $   (38,664)  $    72,042   $  (171,745)     $   2,587      $    40,188
Net realized gain (loss) on sales of
  investments                                       (225,373)     (596,273)   (1,130,982)       (10,539)        (634,763)
Distributions from capital gains                     977,589     2,595,280            --         21,978          665,443
Net change in unrealized appreciation or
  depreciation of investments                     (2,841,439)   (9,241,306)   (7,370,608)      (151,290)      (4,704,725)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (2,127,887)   (7,170,257)   (8,673,335)      (137,264)      (4,633,857)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           112,380     1,145,689     5,192,728         17,266          826,391
Net transfers(1)                                    (647,198)   (1,691,836)   (1,940,573)        (6,988)      (1,674,125)
Transfers for policy loans                             4,845          (252)       (5,038)            --              379
Adjustments to net assets allocated to
  contracts in payment period                             --        16,317            --             --               --
Contract charges                                      (2,106)       (8,019)      (82,750)          (113)          (4,238)
Contract terminations:
    Surrender benefits                              (444,161)     (927,499)     (282,580)        (8,992)        (410,052)
    Death benefits                                   (35,067)     (119,881)      (87,744)            --         (141,045)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (1,011,307)   (1,585,481)    2,794,043          1,173       (1,402,690)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    6,046,438    18,508,380    20,384,941        342,205       12,036,668
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 2,907,244   $ 9,752,642   $14,505,649      $ 206,114      $ 6,000,121
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             6,207,065     8,562,149    17,665,397        274,700        8,438,741
Contract purchase payments                           139,343       771,949     5,338,640         16,053          747,122
Net transfers(1)                                    (763,927)   (1,301,035)    1,120,623         (3,363)      (1,528,642)
Transfers for policy loans                            10,932           (95)       (6,367)            --              311
Contract charges                                      (2,608)       (4,791)      (92,440)          (130)          (3,727)
Contract terminations:
    Surrender benefits                              (527,287)     (436,537)     (330,504)       (11,262)        (346,402)
    Death benefits                                   (55,316)      (86,646)      (92,641)            --         (110,168)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   5,008,202     7,504,994    23,602,708        275,998        7,197,235
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 54    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                               OPPEN             OPPEN           OPPEN          PIMCO             PUT VT
                                          MAIN ST SM CAP   GLOBAL STRATEGIC       VAL      VIT ALL ASSET,   GLOBAL HLTH CARE,
YEAR ENDED DEC. 31, 2008 (CONTINUED)         VA, SERV        INC VA, SERV      VA, SERV      ADVISOR CL           CL IB
 OPERATIONS
Investment income (loss) -- net             $   (21,513)     $  4,682,108     $     (536)   $  3,701,558        $  (18,972)
Net realized gain (loss) on sales of
  investments                                  (362,036)       (1,158,782)       (18,923)       (410,993)           17,773
Distributions from capital gains                216,450         1,418,872             --         228,393            20,861
Net change in unrealized appreciation or
  depreciation of investments                (1,352,386)      (27,908,166)      (480,495)    (16,306,836)         (451,074)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (1,519,485)      (22,965,968)      (499,954)    (12,787,878)         (431,412)
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      193,832        27,009,123        363,533      19,479,955            67,245
Net transfers(1)                               (955,867)          (75,099)       193,354       7,197,389          (298,958)
Transfers for policy loans                       (2,013)          (31,440)            --         (12,909)            1,434
Adjustments to net assets allocated to
  contracts in payment period                        --            17,309             --              --                --
Contract charges                                 (1,464)         (368,689)          (150)       (287,424)           (1,281)
Contract terminations:
    Surrender benefits                         (180,666)       (5,397,158)       (17,586)     (1,617,276)         (160,824)
    Death benefits                              (50,756)         (974,997)       (15,515)       (357,421)               --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (996,934)       20,179,049        523,636      24,402,314          (392,384)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               4,670,609       125,150,093        759,164      57,981,525         2,612,114
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 2,154,190      $122,363,174     $  782,846    $ 69,595,961        $1,788,318
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        3,794,346       106,203,597        677,717      51,814,821         2,312,693
Contract purchase payments                      195,341        24,102,714        359,039      18,366,282            61,138
Net transfers(1)                               (906,055)       (1,486,468)       206,152       6,660,799          (293,432)
Transfers for policy loans                       (1,716)          (27,846)            --         (12,529)            1,414
Contract charges                                 (1,462)         (331,285)          (168)       (276,748)           (1,176)
Contract terminations:
    Surrender benefits                         (174,636)       (4,717,764)       (19,697)     (1,549,056)         (149,970)
    Death benefits                              (44,881)         (869,906)       (15,123)       (344,556)               --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              2,860,937       122,873,042      1,207,920      74,659,013         1,930,667
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    55

STATEMENTS OF CHANGES IN NET ASSETS

                                                       PUT VT        PUT VT       PUT VT        ROYCE          DISC
                                                      INTL EQ,      NEW OPP,      VISTA,      MICRO-CAP,   ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)                 CL IB         CL IA         CL IB      INVEST CL       AGGR(2)
 OPERATIONS
Investment income (loss) -- net                     $    75,287   $   (84,131)  $  (14,501)  $    23,106      $   (23)
Net realized gain (loss) on sales of investments       (115,539)   (1,032,759)     (48,275)       36,966         (600)
Distributions from capital gains                        917,480            --           --       174,706           --
Net change in unrealized appreciation or
  depreciation of investments                        (3,708,368)   (3,063,668)    (903,370)   (1,297,654)        (981)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (2,831,140)   (4,180,558)    (966,146)   (1,062,876)      (1,604)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              107,748       230,402       34,945        28,531       10,814
Net transfers(1)                                     (1,596,747)     (675,550)    (212,443)     (560,436)       2,696
Transfers for policy loans                                1,519        35,199        3,973           286           --
Adjustments to net assets allocated to contracts
  in payment period                                        (412)       (2,116)          --            --           --
Contract charges                                         (2,698)       (9,467)      (1,172)         (733)          (1)
Contract terminations:
    Surrender benefits                                 (331,209)   (2,365,978)    (258,885)     (519,767)        (276)
    Death benefits                                      (29,182)      (69,943)     (18,603)      (25,918)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (1,850,981)   (2,857,453)    (452,185)   (1,078,037)      13,233
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       7,588,052    12,707,018    2,436,289     3,184,972           --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 2,905,931   $ 5,669,007   $1,017,958   $ 1,044,059      $11,629
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                4,259,930     8,906,269    3,608,780     1,269,730           --
Contract purchase payments                               73,940       194,034       63,780        15,364       13,517
Net transfers(1)                                     (1,146,864)     (596,325)    (382,518)     (277,832)       2,507
Transfers for policy loans                                1,616        31,392        7,863           199           --
Contract charges                                         (1,881)       (8,085)      (2,327)         (370)          (1)
Contract terminations:
    Surrender benefits                                 (227,096)   (1,908,322)    (469,075)     (248,523)        (437)
    Death benefits                                      (25,793)      (65,322)     (50,372)      (18,209)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,933,852     6,553,641    2,776,131       740,359       15,586
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 56    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   DISC           DISC           DISC            DISC          VP DAVIS
                                               ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,    ASSET ALLOC,     NY VENTURE,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)          CONSERV(2)       MOD(2)       MOD AGGR(2)   MOD CONSERV(2)       CL 3
 OPERATIONS
Investment income (loss) -- net                  $ (1,501)     $   (3,533)     $ (1,122)       $  (3,290)    $   (400,514)
Net realized gain (loss) on sales of
  investments                                     (10,653)        (58,481)      (49,347)         (75,568)        (209,793)
Distributions from capital gains                       --              --            --               --          346,310
Net change in unrealized appreciation or
  depreciation of investments                     (18,973)       (156,862)      (34,247)         (63,910)     (21,014,608)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (31,127)       (218,876)      (84,716)        (142,768)     (21,278,605)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         14,008         108,635       108,139          230,522       13,279,039
Net transfers(1)                                  633,946       1,046,736       195,261          633,876       11,190,404
Transfers for policy loans                             --              --            --               --          (11,266)
Adjustments to net assets allocated to
  contracts in payment period                          --              --            --               --               --
Contract charges                                      (98)           (154)          (28)            (156)        (203,885)
Contract terminations:
    Surrender benefits                            (61,411)        (33,719)      (31,737)          (1,814)        (888,661)
    Death benefits                                     --              --            --               --         (219,521)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    586,445       1,121,498       271,635          862,428       23,146,110
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --              --            --               --       40,604,466
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $555,318      $  902,622      $186,919        $ 719,660     $ 42,471,971
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --              --            --               --       35,754,403
Contract purchase payments                         13,164         122,496       118,074          260,679       13,989,487
Net transfers(1)                                  721,564       1,109,647       170,399          646,527       13,096,906
Transfers for policy loans                             --              --            --               --          (12,652)
Contract charges                                     (121)           (174)          (33)            (189)        (224,787)
Contract terminations:
    Surrender benefits                            (73,089)        (43,178)      (34,483)          (1,602)        (976,271)
    Death benefits                                     --              --            --               --         (238,064)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  661,518       1,188,791       253,957          905,415       61,389,022
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    57

STATEMENTS OF CHANGES IN NET ASSETS

                                                     VP GS        VP PTNRS        RVS VP        RVS VP         RVS VP
                                                 MID CAP VAL,    SM CAP VAL,       BAL,       CASH MGMT,      DIV BOND,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL 3           CL 3           CL 3          CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                    $  (4,779)   $   (459,371)  $  (126,442)  $    843,641   $ (1,272,772)
Net realized gain (loss) on sales of
  investments                                        (94,612)     (1,153,221)   (1,959,118)        (6,819)    (2,497,543)
Distributions from capital gains                       5,702       1,988,596     1,213,790             --             --
Net change in unrealized appreciation or
  depreciation of investments                       (123,622)    (20,140,344)   (4,137,193)       (14,591)   (14,107,964)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (217,311)    (19,764,340)   (5,008,963)       822,231    (17,878,279)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            31,309      13,181,796       482,766     15,995,724     54,214,369
Net transfers(1)                                    (284,982)      4,195,735    (3,842,713)    14,310,399     (7,336,941)
Transfers for policy loans                               (73)         (3,232)       23,926        (65,292)       (16,308)
Adjustments to net assets allocated to
  contracts in payment period                           (133)             --       (25,157)        (2,023)        56,527
Contract charges                                        (285)       (215,918)      (11,840)       (29,577)      (771,577)
Contract terminations:
    Surrender benefits                               (35,546)     (1,488,608)   (3,229,899)   (13,811,111)   (11,289,276)
    Death benefits                                        --        (283,071)     (247,314)      (454,695)    (2,148,619)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (289,710)     15,386,702    (6,850,231)    15,943,425     32,708,175
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      871,842      54,344,796    21,090,344     57,513,023    203,508,420
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 364,821    $ 49,967,158   $ 9,231,150   $ 74,278,679   $218,338,316
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               700,627      39,128,615    13,924,865     50,865,683    169,601,245
Contract purchase payments                            30,340      13,552,858       427,298     14,812,612     51,252,410
Net transfers(1)                                    (228,725)      4,886,960    (3,216,481)    12,245,598    (10,384,256)
Transfers for policy loans                              (158)         (5,152)       18,455        (61,969)       (17,007)
Contract charges                                        (288)       (198,492)       (9,045)       (26,016)      (693,080)
Contract terminations:
    Surrender benefits                               (34,128)     (1,075,110)   (2,254,682)   (11,876,494)    (8,961,074)
    Death benefits                                        --        (242,156)     (213,346)      (385,534)    (1,802,951)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     467,668      56,047,523     8,677,064     65,573,880    198,995,287
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 58    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   RVS VP         RVS VP         RVS VP          RVS VP           RVS VP
                                                 DIV EQ INC,      DYN EQ,        GLOBAL     GLOBAL INFLATION     HI YIELD
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL 3           CL 3        BOND, CL 3    PROT SEC, CL 3     BOND, CL 3
 OPERATIONS
Investment income (loss) -- net                 $ (1,070,936)  $   (339,462)  $ 4,740,667      $   702,426     $   (227,473)
Net realized gain (loss) on sales of
  investments                                     (1,946,115)    (3,000,267)     (267,719)          93,548       (2,128,770)
Distributions from capital gains                  11,298,976      4,832,795        37,494               --               --
Net change in unrealized appreciation or
  depreciation of investments                    (72,793,624)   (22,881,367)   (6,410,619)      (1,601,571)      (7,051,110)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (64,511,699)   (21,388,301)   (1,900,177)        (805,597)      (9,407,353)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        22,315,141      1,250,575    17,808,878       11,505,485          828,234
Net transfers(1)                                  16,871,250     (5,516,296)   (5,034,981)      (2,778,426)      (9,633,376)
Transfers for policy loans                           (30,146)        81,886         3,744           (3,818)          11,375
Adjustments to net assets allocated to
  contracts in payment period                         69,588        (44,745)       (3,002)              --          (10,306)
Contract charges                                    (339,495)       (60,337)     (258,879)        (174,335)         (15,343)
Contract terminations:
    Surrender benefits                            (6,592,072)    (7,454,333)   (4,446,416)      (1,552,604)      (5,154,309)
    Death benefits                                  (882,018)      (479,228)     (646,186)        (373,189)        (864,932)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    31,412,248    (12,222,478)    7,423,158        6,623,113      (14,838,657)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  141,740,357     58,584,627    72,563,190       40,697,883       47,442,983
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $108,640,906   $ 24,973,848   $78,086,171      $46,515,399     $ 23,196,973
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            85,687,056     49,136,188    55,580,376       37,080,717       33,276,557
Contract purchase payments                        22,172,592      1,321,272    15,992,307       10,474,272          691,898
Net transfers(1)                                  18,533,797     (6,346,911)   (5,629,826)      (2,876,906)      (7,488,797)
Transfers for policy loans                           (24,321)        76,533           310           (3,544)           8,571
Contract charges                                    (310,236)       (74,597)     (212,605)        (158,342)         (11,854)
Contract terminations:
    Surrender benefits                            (4,254,153)    (6,576,618)   (3,083,968)      (1,391,960)      (3,799,245)
    Death benefits                                  (705,197)      (490,442)     (494,041)        (337,869)        (657,177)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 121,099,538     37,045,425    62,152,553       42,786,368       22,019,953
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    59

STATEMENTS OF CHANGES IN NET ASSETS

                                                     RVS VP        RVS VP        RVS VP         RVS VP         RVS VP
                                                    INC OPP,      MID CAP        MID CAP       S&P 500,         SHORT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  CL 3       GRO, CL 3      VAL, CL 3        CL 3      DURATION, CL 3
 OPERATIONS
Investment income (loss) -- net                   $  (305,890)  $   (70,398)  $   (151,900)  $  (103,102)    $  (155,203)
Net realized gain (loss) on sales of investments     (890,672)     (342,281)      (855,329)     (148,658)        (83,980)
Distributions from capital gains                           --        51,275      3,639,051       575,679              --
Net change in unrealized appreciation or
  depreciation of investments                      (7,844,230)   (3,162,457)   (11,806,869)   (5,882,672)       (513,060)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (9,040,792)   (3,523,861)    (9,175,047)   (5,558,753)       (752,243)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         11,510,804       256,452      3,233,111       579,993         913,950
Net transfers(1)                                     (574,672)     (651,341)     1,919,122    (2,264,831)      1,893,777
Transfers for policy loans                             (6,930)       21,946         (3,705)          942           4,136
Adjustments to net assets allocated to contracts
  in payment period                                        --        (5,549)          (127)           --          73,358
Contract charges                                     (178,391)       (4,864)       (47,984)       (6,631)         (8,765)
Contract terminations:
    Surrender benefits                               (812,745)   (1,456,732)      (851,701)   (1,606,343)     (2,105,152)
    Death benefits                                   (193,455)      (27,863)       (63,164)     (181,565)       (470,639)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      9,744,611    (1,867,951)     4,185,552    (3,478,435)        300,665
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    37,322,008     9,112,993     18,289,912    17,325,279      21,830,021
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $38,025,827   $ 3,721,181   $ 13,300,417   $ 8,288,091     $21,378,443
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             34,123,485     7,682,908     13,520,725    15,644,599      17,946,536
Contract purchase payments                         11,412,838       259,717      3,258,798       655,153         836,867
Net transfers(1)                                   (1,041,741)     (651,251)     2,449,910    (2,323,516)      1,754,093
Transfers for policy loans                             (7,077)       27,884         (3,398)        1,593           3,137
Contract charges                                     (177,262)       (5,040)       (47,990)       (7,339)         (7,391)
Contract terminations:
    Surrender benefits                               (802,254)   (1,555,767)      (704,535)   (1,645,056)     (1,751,982)
    Death benefits                                   (190,067)      (32,246)       (62,336)     (188,859)       (399,621)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   43,317,922     5,726,205     18,411,174    12,136,575      18,381,639
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 60    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEL         SEL VP         THDL           THDL
                                                       SEL VP     VP LG CAP      SM CAP        VP EMER       VP INTL
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 GRO, CL 3    VAL, CL 3    VAL, CL 3     MKTS, CL 3     OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                     $   (53,674)  $  (2,220)  $   (33,104)  $    (87,100)  $   201,319
Net realized gain (loss) on sales of investments       (583,001)    (77,288)     (724,630)      (186,765)      104,654
Distributions from capital gains                             --       8,640       503,027      6,077,638            --
Net change in unrealized appreciation or
  depreciation of investments                        (4,369,253)    (72,249)   (1,599,871)   (29,516,846)   (8,520,625)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (5,005,928)   (143,117)   (1,854,578)   (23,713,073)   (8,214,652)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              275,610      17,415       131,325      7,754,404       356,078
Net transfers(1)                                     (3,429,356)    (90,063)     (892,510)    10,947,737    (1,838,904)
Transfers for policy loans                                2,674          (1)        1,819         (4,275)       23,570
Adjustments to net assets allocated to contracts
  in payment period                                      (1,888)         --        (2,363)        (1,134)       22,098
Contract charges                                         (9,794)       (153)       (2,555)      (120,017)       (8,821)
Contract terminations:
    Surrender benefits                                 (804,617)    (38,368)     (383,169)    (1,334,033)   (3,902,688)
    Death benefits                                      (74,568)    (55,917)      (51,329)      (310,674)     (274,610)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (4,041,939)   (167,087)   (1,198,782)    16,932,008    (5,623,277)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      14,020,708     463,849     5,558,580     39,630,293    23,677,177
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 4,972,841   $ 153,645   $ 2,505,220   $ 32,849,228   $ 9,839,248
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               20,146,672     377,168     3,938,616     15,931,989    16,044,704
Contract purchase payments                              458,350      19,700       125,300      5,766,724       305,145
Net transfers(1)                                     (6,211,831)   (100,316)     (758,735)    10,724,066    (1,741,079)
Transfers for policy loans                               14,989         (69)        1,575         (3,916)       17,979
Contract charges                                        (18,882)       (164)       (2,213)       (82,060)       (7,580)
Contract terminations:
    Surrender benefits                               (1,283,877)    (38,406)     (307,855)      (603,886)   (2,974,652)
    Death benefits                                     (131,129)    (49,413)      (41,243)      (158,038)     (236,290)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     12,974,292     208,500     2,955,445     31,574,879    11,408,227
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    61

STATEMENTS OF CHANGES IN NET ASSETS

                                                                VANK LIT         VANK UIF         VANK UIF
                                                 THIRD AVE      COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                VAL           CL II            CL II            CL II          INTL
 OPERATIONS
Investment income (loss) -- net                 $    (2,432)  $    531,602      $   225,889      $    (3,682)  $     23,956
Net realized gain (loss) on sales of
  investments                                       (80,503)    (1,005,792)        (291,796)        (425,173)       403,932
Distributions from capital gains                    629,070      2,358,339          827,106          878,908      6,446,315
Net change in unrealized appreciation or
  depreciation of investments                    (2,617,866)   (22,254,122)      (8,865,418)      (2,235,466)   (32,575,487)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (2,071,731)   (20,369,973)      (8,104,219)      (1,785,413)   (25,701,284)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           67,632     10,435,339        3,652,985          415,975      5,151,354
Net transfers(1)                                 (1,198,753)     4,772,657        8,751,193          173,817      1,268,187
Transfers for policy loans                              (86)        (8,197)          (5,018)           1,066         (5,070)
Adjustments to net assets allocated to
  contracts in payment period                            --             --               --               --           (942)
Contract charges                                     (1,114)      (187,180)         (55,543)          (2,235)       (81,120)
Contract terminations:
    Surrender benefits                             (671,542)    (1,242,520)        (295,055)        (147,582)    (2,859,517)
    Death benefits                                   (3,412)      (281,435)         (63,011)          (7,922)      (325,875)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (1,807,275)    13,488,664       11,985,551          433,119      3,147,017
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   5,966,839     47,415,142       10,937,815        3,216,331     55,688,278
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 2,087,833   $ 40,533,833      $14,819,147      $ 1,864,037   $ 33,134,011
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            2,613,576     41,444,946        9,745,797        2,585,394     29,071,775
Contract purchase payments                           36,542     11,415,679        4,133,502          352,970      4,472,407
Net transfers(1)                                   (636,199)     5,209,657       10,525,574           62,406      2,875,565
Transfers for policy loans                               46         (9,847)          (5,493)           1,332         (6,604)
Contract charges                                       (593)      (209,094)         (66,770)          (2,380)       (66,762)
Contract terminations:
    Surrender benefits                             (373,603)    (1,298,359)        (350,695)        (163,178)    (1,626,695)
    Death benefits                                   (2,033)      (310,390)         (70,812)          (8,944)      (225,276)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,637,736     56,242,592       23,911,103        2,827,600     34,494,410
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 62    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     WF ADV        WF ADV        WF ADV        WF ADV
                                                      WANGER        VT INDEX         VT            VT            VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    USA       ASSET ALLOC    INTL CORE        OPP        SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                    $   (479,247)  $    88,811   $    19,162   $    30,688   $   (49,845)
Net realized gain (loss) on sales of investments       (785,802)     (202,765)     (102,083)     (119,828)     (553,429)
Distributions from capital gains                      6,699,021       487,484       340,347       652,656     1,565,150
Net change in unrealized appreciation or
  depreciation of investments                       (30,214,822)   (2,304,487)   (1,140,185)   (1,887,302)   (3,794,409)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (24,780,850)   (1,930,957)     (882,759)   (1,323,786)   (2,832,533)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            5,798,410       127,741        33,120        82,948       499,062
Net transfers(1)                                     (6,159,557)     (665,299)     (290,569)     (265,625)   (1,263,953)
Transfers for policy loans                               (7,213)       (1,618)          670         1,057         2,691
Adjustments to net assets allocated to contracts
  in payment period                                      (2,897)           --        (1,447)           --            --
Contract charges                                        (90,273)       (4,251)         (450)       (1,319)       (2,686)
Contract terminations:
    Surrender benefits                               (3,361,744)     (738,054)     (164,733)      (86,979)     (248,474)
    Death benefits                                     (391,310)      (91,124)      (15,140)           --       (16,664)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (4,214,584)   (1,372,605)     (438,549)     (269,918)   (1,030,024)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      65,943,012     7,108,606     2,248,606     3,445,475     7,400,165
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 36,947,578   $ 3,805,044   $   927,298   $ 1,851,771   $ 3,537,608
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               38,304,866     5,171,052     1,537,784     2,405,624     5,368,928
Contract purchase payments                            5,537,614       106,018        28,057        72,339       427,494
Net transfers(1)                                     (2,935,501)     (639,324)     (267,040)     (221,244)   (1,171,930)
Transfers for policy loans                               (8,644)       (2,606)          650           808         2,207
Contract charges                                        (77,768)       (3,535)         (388)       (1,088)       (2,403)
Contract terminations:
    Surrender benefits                               (2,089,483)     (597,956)     (152,518)      (69,585)     (210,941)
    Death benefits                                     (259,528)      (97,135)      (18,035)           --       (18,108)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     38,471,556     3,936,514     1,128,510     2,186,854     4,395,247
-----------------------------------------------------------------------------------------------------------------------



  (1) Includes transfer activity from (to) other divisions and transfers from
      (to) RiverSource Life of NY's fixed account.
  (2) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.

See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    63

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(R) (RAVA)
RiverSource Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage) RiverSource Retirement Advisor Select(R) Variable Annuity (RAVA Select) RiverSource Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
Plus)
RiverSource Retirement Advisor 4 Advantage(R) Variable Annuity (RAVA 4
Advantage)
RiverSource Retirement Advisor 4 Select(R) Variable Annuity (RAVA 4 Select) RiverSource Retirement Advisor 4 Access(R) Variable Annuity (RAVA 4 Access) RiverSource(R) Flexible Portfolio Annuity (FPA)

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

DIVISION                        FUND
------------------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser I      Invesco V.I. Capital Appreciation Fund, Series I Shares
                                  (previously AIM V.I. Capital Appreciation Fund, Series I Shares)
Invesco VI Cap Appr, Ser II     Invesco V.I. Capital Appreciation Fund, Series II Shares
                                  (previously AIM V.I. Capital Appreciation Fund, Series II Shares)
Invesco VI Cap Dev, Ser I       Invesco V.I. Capital Development Fund, Series I Shares
                                  (previously AIM V.I. Capital Development Fund, Series I Shares)
Invesco VI Cap Dev, Ser II      Invesco V.I. Capital Development Fund, Series II Shares
                                  (previously AIM V.I. Capital Development Fund, Series II Shares)
Invesco VI Core Eq, Ser I       Invesco V.I. Core Equity Fund, Series I Shares
                                  (previously AIM V.I. Core Equity Fund, Series I Shares)
Invesco VI Dyn, Ser I           Invesco V.I. Dynamics Fund, Series I Shares
                                  (previously AIM V.I. Dynamics Fund, Series I Shares)
Invesco VI Fin Serv, Ser I      Invesco V.I. Financial Services Fund, Series I Shares
                                  (previously AIM V.I. Financial Services Fund, Series I Shares)
Invesco VI Fin Serv, Ser II     Invesco V.I. Financial Services Fund, Series II Shares
                                  (previously AIM V.I. Financial Services Fund, Series II Shares)
Invesco VI Global Hlth, Ser II  Invesco V.I. Global Health Care Fund, Series II Shares
                                  (previously AIM V.I. Global Health Care Fund, Series II Shares)
Invesco VI Intl Gro, Ser II     Invesco V.I. International Growth Fund, Series II Shares(1)
                                  (previously AIM V.I. International Growth Fund, Series II Shares)
Invesco VI Tech, Ser I          Invesco V.I. Technology Fund, Series I Shares
                                  (previously AIM V.I. Technology Fund, Series I Shares)
AB VPS Global Thematic Gro, Cl  AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
  B                               (previously AllianceBernstein VPS Global Technology Portfolio
                                  (Class B))
AB VPS Gro & Inc, Cl B          AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B           AllianceBernstein VPS International Value Portfolio (Class B)(2),(3)
AB VPS Lg Cap Gro, Cl B         AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                American Century VP International, Class I
AC VP Intl, Cl II               American Century VP International, Class II
AC VP Mid Cap Val, Cl II        American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II              American Century VP Ultra(R), Class II
AC VP Val, Cl I                 American Century VP Value, Class I(4)
AC VP Val, Cl II                American Century VP Value, Class II
Calvert VS Social Bal           Calvert Variable Series, Inc. VP SRI Social Balanced Portfolio
Col Hi Yield, VS Cl B           Columbia High Yield Fund, Variable Series, Class B
Col Marsico Gro, VS Cl A        Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B   Columbia Marsico International Opportunities Fund, Variable Series,
                                  Class B
CS Commodity Return             Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex I               Credit Suisse Trust - U.S. Equity Flex I Portfolio(5)
Drey VIF Intl Eq, Serv          Dreyfus Variable Investment Fund International Equity Portfolio,
                                  Service Shares
------------------------------------------------------------------------------------------------------



 64    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

DIVISION                        FUND
------------------------------------------------------------------------------------------------------
EV VT Floating-Rate Inc         Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2  Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2             Evergreen VA International Equity Fund - Class 2(6)
Fid VIP Contrafund, Serv Cl 2   Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl      Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2    Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl        Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl       Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2     Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est,   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  Cl 2
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2  FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst        Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst  Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional
                                  Shares
GS VIT Structd U.S. Eq, Inst    Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Enterprise, Serv    Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv   Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv         Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv      Janus Aspen Series Overseas Portfolio: Service Shares
LM CB Var Sm Cap Gro, Cl I      Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Class I
                                  (previously Legg Mason Partners Variable Small Cap Growth
                                  Portfolio, Class I)
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl          MFS(R) Utilities Series - Service Class
NB AMT Intl, Cl S               Neuberger Berman Advisers Management Trust International Portfolio
                                  (Class S)
NB AMT Soc Responsive, Cl S     Neuberger Berman Advisers Management Trust Socially Responsive
                                  Portfolio (Class S)
Oppen Global Sec VA, Serv       Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv   Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Global Strategic Inc VA,  Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Serv                            (previously Oppenheimer Strategic Bond Fund/VA, Service Shares)
Oppen Val VA, Serv              Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor    PIMCO VIT All Asset Portfolio, Advisor Share Class
  Cl
Put VT Global Hlth Care, Cl IB  Putnam VT Global Health Care Fund - Class IB Shares
Put VT Intl Eq, Cl IB           Putnam VT International Equity Fund - Class IB Shares
Put VT New Opp, Cl IA           Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB             Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap, Invest Cl      Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr          RVST Disciplined Asset Allocation Portfolios - Aggressive
Disc Asset Alloc, Conserv       RVST Disciplined Asset Allocation Portfolios - Conservative
Disc Asset Alloc, Mod           RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr      RVST Disciplined Asset Allocation Portfolios - Moderately Aggressive
Disc Asset Alloc, Mod Conserv   RVST Disciplined Asset Allocation Portfolios - Moderately Conservative
VP Davis NY Venture, Cl 3       RVST Variable Portfolio - Davis New York Venture Fund (Class 3)
                                  (previously RVST RiverSource Partners Variable Portfolio -
                                  Fundamental Value Fund)
VP GS Mid Cap Val, Cl 3         RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
                                  (previously RVST RiverSource Partners Variable Portfolio - Select
                                  Value Fund)
VP Ptnrs Sm Cap Val, Cl 3       RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3)
                                  (previously RVST RiverSource Partners Variable Portfolio - Small
                                  Cap Value Fund)
RVS VP Bal, Cl 3                RVST RiverSource Variable Portfolio - Balanced Fund (Class 3)(7)
RVS VP Cash Mgmt, Cl 3          RVST RiverSource Variable Portfolio - Cash Management Fund (Class 3)
RVS VP Div Bond, Cl 3           RVST RiverSource Variable Portfolio - Diversified Bond Fund (Class 3)
RVS VP Div Eq Inc, Cl 3         RVST RiverSource Variable Portfolio - Diversified Equity Income Fund
                                  (Class 3)(4),(8)
RVS VP Dyn Eq, Cl 3             RVST RiverSource Variable Portfolio - Dynamic Equity Fund (Class 3)
RVS VP Global Bond, Cl 3        RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3)
RVS VP Global Inflation Prot    RVST RiverSource Variable Portfolio - Global Inflation Protected
  Sec, Cl 3                       Securities Fund (Class 3)
RVS VP Hi Yield Bond, Cl 3      RVST RiverSource Variable Portfolio - High Yield Bond Fund (Class 3)
RVS VP Inc Opp, Cl 3            RVST RiverSource Variable Portfolio - Income Opportunities Fund (Class
                                  3)
RVS VP Mid Cap Gro, Cl 3        RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3)
RVS VP Mid Cap Val, Cl 3        RVST RiverSource Variable Portfolio - Mid Cap Value Fund (Class 3)
RVS VP S&P 500, Cl 3            RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3)
RVS VP Short Duration, Cl 3     RVST RiverSource Variable Portfolio - Short Duration U.S. Government
                                  Fund (Class 3)
Sel VP Gro, Cl 3                RVST Seligman Variable Portfolio - Growth Fund (Class 3)
Sel VP Lg Cap Val, Cl 3         RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3)
Sel VP Sm Cap Val, Cl 3         RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3)
THDL VP Emer Mkts, Cl 3         RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class
                                  3)(9)
THDL VP Intl Opp, Cl 3          RVST Threadneedle Variable Portfolio - International Opportunity Fund
                                  (Class 3)
------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    65

DIVISION                        FUND
------------------------------------------------------------------------------------------------------
Third Ave Val                   Third Avenue Value Portfolio
VanK LIT Comstock, Cl II        Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK UIF Global Real Est, Cl    Van Kampen's UIF Global Real Estate Portfolio, Class II Shares
  II
VanK UIF Mid Cap Gro, Cl II     Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl                     Wanger International
Wanger USA                      Wanger USA
WF Adv VT Index Asset Alloc     Wells Fargo Advantage VT Index Asset Allocation Fund
                                  (previously Wells Fargo Advantage VT Asset Allocation Fund)
WF Adv VT Intl Core             Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                   Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro            Wells Fargo Advantage VT Small Cap Growth Fund
------------------------------------------------------------------------------------------------------




  (1) Effective Feb. 13, 2009, Putman VT International New Opportunities
      Fund - Class IB Shares was substituted with AIM V.I. International Growth Fund, Series II Shares.
  (2) Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).

   (3) Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio
       - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).

   (4) Effective Feb. 13, 2009, for FPA only, American Century VP Value, Class I was substituted with RVST RiverSource Variable Portfolio - Diversified Equity Income Fund (Class 3).

   (5) Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.

   (6) Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity Fund - Class 2.

   (7) Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable Portfolio - Balanced Fund (Class 3).

   (8) Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
       Portfolio - Diversified Equity Income Fund (Class 3).

   (9) Effective Feb. 13, 2009, FTVIPT Templeton Developing Markets Securities Fund - Class 1 was substituted with RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3).

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the

 66    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                            MORTALITY AND EXPENSE RISK FEE
---------------------------------------------------------------------------------------------
RAVA                               0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Advantage                     0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select                        1.00% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Advantage Plus                0.55% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select Plus                   0.75% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Advantage                   0.85% to 1.05%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Select                      1.10% to 1.30%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Access                      1.25% to 1.45%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
FPA                                1.25%
---------------------------------------------------------------------------------------------




4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5.  SURRENDER CHARGES

RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    67

6.  RELATED PARTY TRANSACTIONS

Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.

For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation, an affiliate of RiverSource Life of NY. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc., the parent of RiverSource Life of NY, (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.

On Sept. 29, 2009, Ameriprise Financial entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010. Certain divisions invest in Funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7.  INVESTMENT TRANSACTIONS

The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2009 were as follows:

DIVISION                                                                        PURCHASES
-------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser I                                                      $    14,187
Invesco VI Cap Appr, Ser II                                                         526,243
Invesco VI Cap Dev, Ser I                                                            27,485
Invesco VI Cap Dev, Ser II                                                          168,630
Invesco VI Core Eq, Ser I                                                           433,506
Invesco VI Dyn, Ser I                                                                34,610
Invesco VI Fin Serv, Ser I                                                          699,600
Invesco VI Fin Serv, Ser II                                                         486,069
Invesco VI Global Hlth, Ser II                                                      779,620
Invesco VI Intl Gro, Ser II                                                      10,406,850
Invesco VI Tech, Ser I                                                              383,482
AB VPS Global Thematic Gro, Cl B                                                    655,366
AB VPS Gro & Inc, Cl B                                                              919,753
AB VPS Intl Val, Cl B                                                             8,629,877
AB VPS Lg Cap Gro, Cl B                                                             150,028
AC VP Intl, Cl I                                                                     37,044
AC VP Intl, Cl II                                                                   289,289
AC VP Mid Cap Val, Cl II                                                          3,777,646
AC VP Ultra, Cl II                                                                  574,649
AC VP Val, Cl I                                                                     247,829
AC VP Val, Cl II                                                                  2,845,442
Calvert VS Social Bal                                                               102,955
Col Hi Yield, VS Cl B                                                             1,333,168
Col Marsico Gro, VS Cl A                                                         35,497,740
-------------------------------------------------------------------------------------------


 68    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

DIVISION                                                                        PURCHASES
-------------------------------------------------------------------------------------------
Col Marsico Intl Opp, VS Cl B                                                   $   871,824
CS Commodity Return                                                               2,131,653
CS U.S. Eq Flex I                                                                   414,927
Drey VIF Intl Eq, Serv                                                               73,601
EV VT Floating-Rate Inc                                                          21,373,639
EG VA Fundamental Lg Cap, Cl 2                                                    1,257,369
EG VA Intl Eq, Cl 2                                                              42,437,063
Fid VIP Contrafund, Serv Cl 2                                                    11,563,814
Fid VIP Gro & Inc, Serv Cl                                                           97,237
Fid VIP Gro & Inc, Serv Cl 2                                                        678,581
Fid VIP Mid Cap, Serv Cl                                                            215,827
Fid VIP Mid Cap, Serv Cl 2                                                        6,774,202
Fid VIP Overseas, Serv Cl                                                            42,040
Fid VIP Overseas, Serv Cl 2                                                         916,009
FTVIPT Frank Global Real Est, Cl 2                                                1,598,169
FTVIPT Frank Sm Cap Val, Cl 2                                                     1,752,561
FTVIPT Mutual Shares Sec, Cl 2                                                    1,783,652
GS VIT Mid Cap Val, Inst                                                            906,886
GS VIT Structd Sm Cap Eq, Inst                                                       23,791
GS VIT Structd U.S. Eq, Inst                                                        576,118
Janus Aspen Enterprise, Serv                                                         25,781
Janus Aspen Global Tech, Serv                                                       301,559
Janus Aspen Janus, Serv                                                          27,697,914
Janus Aspen Overseas, Serv                                                        1,058,621
LM CB Var Sm Cap Gro, Cl I                                                          162,417
MFS Inv Gro Stock, Serv Cl                                                        1,030,525
MFS New Dis, Serv Cl                                                                434,898
MFS Utilities, Serv Cl                                                            2,159,223
NB AMT Intl, Cl S                                                                 4,619,309
NB AMT Soc Responsive, Cl S                                                          64,278
Oppen Global Sec VA, Serv                                                         1,195,256
Oppen Main St Sm Cap VA, Serv                                                       574,490
Oppen Global Strategic Inc VA, Serv                                              28,498,801
Oppen Val VA, Serv                                                                  227,046
PIMCO VIT All Asset, Advisor Cl                                                  25,959,258
Put VT Global Hlth Care, Cl IB                                                      355,034
Put VT Intl Eq, Cl IB                                                               188,354
Put VT New Opp, Cl IA                                                               104,498
Put VT Vista, Cl IB                                                                 128,062
Royce Micro-Cap, Invest Cl                                                          110,278
Disc Asset Alloc, Aggr                                                               71,340
Disc Asset Alloc, Conserv                                                           631,116
Disc Asset Alloc, Mod                                                             1,648,531
Disc Asset Alloc, Mod Aggr                                                          267,285
Disc Asset Alloc, Mod Conserv                                                     1,222,068
VP Davis NY Venture, Cl 3                                                        44,368,638
VP GS Mid Cap Val, Cl 3                                                             118,179
VP Ptnrs Sm Cap Val, Cl 3                                                        11,174,932
RVS VP Bal, Cl 3                                                                  3,727,016
RVS VP Cash Mgmt, Cl 3                                                           22,721,660
RVS VP Div Bond, Cl 3                                                            81,189,457
RVS VP Div Eq Inc, Cl 3                                                          40,713,106
RVS VP Dyn Eq, Cl 3                                                                 872,630
RVS VP Global Bond, Cl 3                                                         24,286,129
RVS VP Global Inflation Prot Sec, Cl 3                                           79,773,337
RVS VP Hi Yield Bond, Cl 3                                                        5,370,542
RVS VP Inc Opp, Cl 3                                                             50,059,549
RVS VP Mid Cap Gro, Cl 3                                                          1,450,256
RVS VP Mid Cap Val, Cl 3                                                          1,846,917
RVS VP S&P 500, Cl 3                                                                961,864
RVS VP Short Duration, Cl 3                                                       5,734,597
Sel VP Gro, Cl 3                                                                    408,841
Sel VP Lg Cap Val, Cl 3                                                             194,285
Sel VP Sm Cap Val, Cl 3                                                             304,862
THDL VP Emer Mkts, Cl 3                                                          11,989,454
THDL VP Intl Opp, Cl 3                                                            1,027,386
-------------------------------------------------------------------------------------------


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    69

DIVISION                                                                        PURCHASES
-------------------------------------------------------------------------------------------
Third Ave Val                                                                   $   543,370
VanK LIT Comstock, Cl II                                                         10,852,164
VanK UIF Global Real Est, Cl II                                                   3,716,118
VanK UIF Mid Cap Gro, Cl II                                                         695,209
Wanger Intl                                                                      14,134,427
Wanger USA                                                                        5,541,017
WF Adv VT Index Asset Alloc                                                         336,237
WF Adv VT Intl Core                                                                  73,200
WF Adv VT Opp                                                                       267,472
WF Adv VT Sm Cap Gro                                                              1,573,378
-------------------------------------------------------------------------------------------




8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS


The following is a summary of accumulation unit values at Dec. 31, 2009:

                                           INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                            CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
SUBACCOUNT                                    SER I            SER II             SER I            SER II             SER I
                                        ----------------------------------------------------------------------------------------
0.55%                                         $  --             $0.89             $  --             $1.08             $  --
0.75%                                          0.53              0.85              1.06              1.19                --
0.85%                                            --              0.85                --              0.93                --
0.95%                                          0.52              0.84              1.04              1.17                --
1.00%                                            --              1.06                --              1.50                --
1.05%                                            --              0.85                --              0.93                --
1.10%                                            --              0.85                --              0.92                --
1.20%                                            --              1.05                --              1.47                --
1.25%                                            --                --                --                --                --
1.25%                                            --              0.84                --              0.92              1.71
1.30%                                            --              0.84                --              0.92                --
1.45%                                            --              0.84                --              0.91                --
--------------------------------------------------------------------------------------------------------------------------------


                                           INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                              DYN,            FIN SERV,         FIN SERV,       GLOBAL HLTH,        INTL GRO,
SUBACCOUNT                                    SER I             SER I            SER II            SER II            SER II
                                        ----------------------------------------------------------------------------------------
0.55%                                         $  --             $0.50             $  --             $1.02             $1.25
0.75%                                          1.03              0.54                --              1.01              1.24
0.85%                                            --                --              0.45              1.07              1.09
0.95%                                          1.01              0.53                --              1.01              1.23
1.00%                                          1.47              0.63                --              1.00              1.23
1.05%                                            --                --              0.45              1.06              1.08
1.10%                                            --                --              0.44              1.06              1.08
1.20%                                          1.45              0.61                --              1.00              1.22
1.25%                                            --                --                --                --                --
1.25%                                            --                --              0.44              1.05              1.08
1.30%                                            --                --              0.44              1.05              1.07
1.45%                                            --                --              0.44              1.04              1.07
--------------------------------------------------------------------------------------------------------------------------------




 70    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                           INVESCO VI          AB VPS            AB VPS            AB VPS            AB VPS
                                              TECH,        GLOBAL THEMATIC     GRO & INC,         INTL VAL,        LG CAP GRO,
SUBACCOUNT                                    SER I           GRO, CL B           CL B              CL B              CL B
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.07             $1.08             $0.92             $1.07             $  --
0.75%                                          0.73              1.07              0.95              1.63                --
0.85%                                            --              1.16              0.85              0.79              1.04
0.95%                                          0.72              1.07              0.93              1.61                --
1.00%                                          1.38              1.06              1.19              1.78                --
1.05%                                            --              1.15              0.85              0.79              1.04
1.10%                                            --              1.15              0.85              0.79              1.04
1.20%                                          1.36              1.05              1.17              1.76                --
1.25%                                            --                --                --                --                --
1.25%                                            --              1.15              0.84              0.78              1.03
1.30%                                            --              1.14              0.84              0.78              1.03
1.45%                                            --              1.14              0.84              0.78              1.02
--------------------------------------------------------------------------------------------------------------------------------


                                              AC VP             AC VP             AC VP             AC VP             AC VP
                                              INTL,             INTL,         MID CAP VAL,         ULTRA,             VAL,
SUBACCOUNT                                    CL I              CL II             CL II             CL II             CL I
                                        ----------------------------------------------------------------------------------------
0.55%                                         $  --             $1.26             $0.88             $0.93             $  --
0.75%                                          0.88              1.22              0.87              0.92              1.59
0.85%                                            --                --              1.09              1.01                --
0.95%                                          0.86              1.20              0.87              0.91              1.56
1.00%                                            --              1.60              0.87              0.91                --
1.05%                                            --                --              1.08              1.00                --
1.10%                                            --                --              1.08              1.00                --
1.20%                                            --              1.56              0.86              0.90                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --              1.07              1.00                --
1.30%                                            --                --              1.07              0.99                --
1.45%                                            --                --              1.06              0.99                --
--------------------------------------------------------------------------------------------------------------------------------


                                              AC VP            CALVERT             COL               COL           COL MARSICO
                                              VAL,               VS             HI YIELD,       MARSICO GRO,        INTL OPP,
SUBACCOUNT                                    CL II          SOCIAL BAL          VS CL B           VS CL A           VS CL B
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.04             $1.01             $1.16             $0.91             $0.89
0.75%                                          1.29              0.93              1.15              0.90              0.89
0.85%                                          0.94                --              1.16              0.98              1.00
0.95%                                          1.27              0.91              1.15              0.89              0.88
1.00%                                          1.40              1.17              1.14              0.89              0.88
1.05%                                          0.94                --              1.15              0.98              0.99
1.10%                                          0.93                --              1.15              0.97              0.99
1.20%                                          1.38              1.15              1.14              0.89              0.87
1.25%                                            --                --                --                --                --
1.25%                                          0.93                --              1.14              0.97              0.99
1.30%                                          0.93                --              1.14              0.97              0.98
1.45%                                          0.92                --              1.13              0.96              0.98
--------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    71

                                               CS                CS             DREY VIF            EV VT             EG VA
                                            COMMODITY          U.S. EQ          INTL EQ,        FLOATING-RATE      FUNDAMENTAL
SUBACCOUNT                                   RETURN            FLEX I             SERV               INC          LG CAP, CL 2
                                        ----------------------------------------------------------------------------------------
0.55%                                         $0.89             $  --             $  --             $1.08             $  --
0.75%                                          0.88              1.09                --              1.08              1.08
0.85%                                          0.90                --              0.95              1.07              1.09
0.95%                                          0.88              1.08                --              1.07              1.06
1.00%                                          0.87                --                --              1.07              1.41
1.05%                                          0.89                --              0.95              1.06              1.08
1.10%                                          0.89                --              0.95              1.06              1.08
1.20%                                          0.87                --                --              1.06              1.37
1.25%                                            --                --                --                --                --
1.25%                                          0.89              0.98              0.94              1.05              1.07
1.30%                                          0.88                --              0.94              1.05              1.07
1.45%                                          0.88                --              0.93              1.05              1.07
--------------------------------------------------------------------------------------------------------------------------------


                                              EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                            INTL EQ,         CONTRAFUND,       GRO & INC,        GRO & INC,         MID CAP,
SUBACCOUNT                                    CL 2            SERV CL 2          SERV CL          SERV CL 2          SERV CL
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.13             $0.93             $  --             $0.98             $  --
0.75%                                          1.12              0.92              0.89              1.02              1.83
0.85%                                          0.88              0.99                --                --                --
0.95%                                          1.11              0.91              0.87              1.00              1.80
1.00%                                          1.10              0.91                --              1.17                --
1.05%                                          0.87              0.99                --                --                --
1.10%                                          0.87              0.98                --                --                --
1.20%                                          1.09              0.90                --              1.16                --
1.25%                                            --                --                --                --                --
1.25%                                          0.87              0.98                --                --                --
1.30%                                          0.87              0.98                --                --                --
1.45%                                          0.86              0.97                --                --                --
--------------------------------------------------------------------------------------------------------------------------------


                                             FID VIP           FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK
                                            MID CAP,          OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,     SM CAP VAL,
SUBACCOUNT                                  SERV CL 2          SERV CL          SERV CL 2           CL 2              CL 2
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.33             $  --             $1.19             $0.76             $1.09
0.75%                                          1.96              1.02              1.33              1.42              1.84
0.85%                                          1.06                --              0.94              0.65              0.94
0.95%                                          1.93              1.00              1.31              1.39              1.81
1.00%                                          2.07                --              1.65              1.26              1.64
1.05%                                          1.06                --              0.93              0.64              0.93
1.10%                                          1.05                --              0.93              0.64              0.93
1.20%                                          2.04                --              1.63              1.24              1.61
1.25%                                            --                --                --                --                --
1.25%                                          1.05                --              0.93              0.64              0.93
1.30%                                          1.05                --              0.93              0.64              0.93
1.45%                                          1.04                --              0.92              0.63              0.92
--------------------------------------------------------------------------------------------------------------------------------




 72    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                             FTVIPT            GS VIT            GS VIT            GS VIT          JANUS ASPEN
                                          MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP     STRUCTD U.S.       ENTERPRISE,
SUBACCOUNT                                  SEC, CL 2           INST            EQ, INST          EQ, INST            SERV
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.09             $1.15             $  --             $0.90             $  --
0.75%                                          1.21              2.03              1.14              0.78              0.57
0.85%                                          0.91                --                --              0.83                --
0.95%                                          1.19              2.00              1.12              0.77              0.56
1.00%                                          1.40              1.67                --              1.18                --
1.05%                                          0.90                --                --              0.82                --
1.10%                                          0.90                --                --              0.82                --
1.20%                                          1.38              1.65                --              1.16                --
1.25%                                            --                --                --                --                --
1.25%                                          0.90                --                --              0.81                --
1.30%                                          0.90                --                --              0.81                --
1.45%                                          0.89                --                --              0.81                --
--------------------------------------------------------------------------------------------------------------------------------


                                           JANUS ASPEN       JANUS ASPEN       JANUS ASPEN        LM CB VAR            MFS
                                             GLOBAL            JANUS,           OVERSEAS,        SM CAP GRO,     INV GRO STOCK,
SUBACCOUNT                                 TECH, SERV           SERV              SERV              CL I             SERV CL
                                        ----------------------------------------------------------------------------------------
0.55%                                         $  --             $0.86             $  --             $0.85             $1.10
0.75%                                          0.46              0.85              1.56              0.85              0.64
0.85%                                            --              0.85                --              0.85              1.07
0.95%                                          0.45              0.85              1.53              0.85              0.63
1.00%                                          1.64              0.85              3.09              0.84              1.26
1.05%                                            --              0.85                --              0.84              1.07
1.10%                                            --              0.85                --              0.84              1.06
1.20%                                          1.61              0.84              3.04              0.84              1.24
1.25%                                            --                --                --                --                --
1.25%                                            --              0.84                --              0.84              1.06
1.30%                                            --              0.84                --              0.84              1.06
1.45%                                            --              0.84                --              0.83              1.05
--------------------------------------------------------------------------------------------------------------------------------


                                               MFS               MFS             NB AMT            NB AMT             OPPEN
                                            NEW DIS,         UTILITIES,           INTL,        SOC RESPONSIVE,     GLOBAL SEC
SUBACCOUNT                                   SERV CL           SERV CL            CL S              CL S            VA, SERV
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.21             $1.66             $0.76             $  --             $1.23
0.75%                                          0.92              1.83              0.76                --              1.22
0.85%                                            --              1.24              0.86              0.97              1.02
0.95%                                          0.90              1.80              0.75                --              1.21
1.00%                                          1.50              2.63              0.75                --              1.20
1.05%                                            --              1.23              0.85              0.97              1.01
1.10%                                            --              1.23              0.85              0.97              1.01
1.20%                                          1.48              2.66              0.75                --              1.19
1.25%                                            --                --                --                --                --
1.25%                                            --              1.22              0.85              0.96              1.00
1.30%                                            --              1.22              0.85              0.96              1.00
1.45%                                            --              1.22              0.84              0.95              1.00
--------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    73

                                                                                                                     PUT VT
                                              OPPEN             OPPEN             OPPEN             PIMCO          GLOBAL HLTH
                                         MAIN ST SM CAP   GLOBAL STRATEGIC         VAL         VIT ALL ASSET,         CARE,
SUBACCOUNT                                  VA, SERV        INC VA, SERV        VA, SERV         ADVISOR CL           CL IB
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.07             $1.21             $  --             $1.13             $1.22
0.75%                                          1.06              1.20                --              1.13              1.13
0.85%                                          0.94              1.15              0.85              1.13                --
0.95%                                          1.05              1.19                --              1.12              1.11
1.00%                                          1.05              1.19                --              1.12              1.36
1.05%                                          0.93              1.14              0.85              1.12                --
1.10%                                          0.93              1.14              0.85              1.12                --
1.20%                                          1.04              1.17                --              1.11              1.34
1.25%                                            --                --                --                --                --
1.25%                                          0.93              1.13              0.84              1.11                --
1.30%                                          0.92              1.13              0.84              1.11                --
1.45%                                          0.92              1.12              0.84              1.10                --
--------------------------------------------------------------------------------------------------------------------------------


                                             PUT VT            PUT VT            PUT VT             ROYCE             DISC
                                            INTL EQ,          NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,
SUBACCOUNT                                    CL IB             CL IA             CL IB           INVEST CL           AGGR
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.11             $  --             $0.96             $  --             $0.87
0.75%                                          1.21                --              0.50              2.23              0.87
0.85%                                            --                --                --                --              0.87
0.95%                                          1.19                --              0.49              2.19              0.87
1.00%                                          1.50                --              1.28                --              0.87
1.05%                                            --                --                --                --              0.87
1.10%                                            --                --                --                --              0.87
1.20%                                          1.48                --              1.26                --              0.86
1.25%                                            --                --                --                --                --
1.25%                                            --              1.13                --                --              0.86
1.30%                                            --                --                --                --              0.86
1.45%                                            --                --                --                --              0.86
--------------------------------------------------------------------------------------------------------------------------------


                                              DISC              DISC              DISC              DISC            VP DAVIS
                                          ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,       NY VENTURE,
SUBACCOUNT                                   CONSERV             MOD            MOD AGGR         MOD CONSERV          CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         $0.98             $0.91             $0.89             $0.94             $0.90
0.75%                                          0.98              0.91              0.89              0.94              0.89
0.85%                                          0.97              0.91              0.89              0.94              0.91
0.95%                                          0.97              0.91              0.89              0.94              0.88
1.00%                                          0.97              0.91              0.89              0.93              0.88
1.05%                                          0.97              0.91              0.89              0.93              0.91
1.10%                                          0.97              0.90              0.89              0.93              0.90
1.20%                                          0.97              0.90              0.89              0.93              0.87
1.25%                                            --                --                --                --                --
1.25%                                          0.97              0.90              0.88              0.93              0.90
1.30%                                          0.97              0.90              0.88              0.93              0.90
1.45%                                          0.96              0.90              0.88              0.93              0.89
--------------------------------------------------------------------------------------------------------------------------------




 74    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                              VP GS           VP PTNRS           RVS VP            RVS VP            RVS VP
                                          MID CAP VAL,       SM CAP VAL,          BAL,              CASH               DIV
SUBACCOUNT                                    CL 3              CL 3              CL 3           MGMT, CL 3        BOND, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.08             $1.16             $1.05             $1.12             $1.18
0.75%                                          1.07              1.66              0.96              1.16              1.43
0.85%                                          1.00              1.00              0.97              1.06              1.14
0.95%                                          1.06              1.63              0.94              1.13              1.40
1.00%                                          1.06              1.74              1.25              1.09              1.25
1.05%                                          1.00              1.00              0.96              1.06              1.13
1.10%                                          1.00              1.00              0.96              1.05              1.13
1.20%                                          1.05              1.72              1.23              1.07              1.23
1.25%                                            --                --              0.95(1)           1.05(1)           1.12(1)
1.25%                                          0.99              0.99              1.48(2)           1.28(2)           1.53(2)
1.30%                                          0.99              0.99              0.95              1.05              1.12
1.45%                                          0.98              0.98              0.95              1.04              1.12
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                             DIV EQ              DYN             GLOBAL       GLOBAL INFLATION      HI YIELD
SUBACCOUNT                                  INC, CL 3         EQ, CL 3         BOND, CL 3      PROT SEC, CL 3      BOND, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.14             $0.91             $1.21             $1.19             $1.33
0.75%                                          1.43              0.65              1.72              1.18              1.61
0.85%                                          0.91              0.83              1.20              1.14              1.22
0.95%                                          1.41              0.64              1.69              1.16              1.58
1.00%                                          1.72              1.07              1.46              1.16              1.81
1.05%                                          0.90              0.83              1.20              1.13              1.21
1.10%                                          0.90              0.83              1.19              1.13              1.21
1.20%                                          1.70              1.05              1.44              1.15              1.78
1.25%                                          0.90(1)           0.82(1)           1.19(1)             --              1.20(1)
1.25%                                          1.38(2)           1.08(2)           1.70(2)           1.13              1.67(2)
1.30%                                          0.90              0.82              1.19              1.12              1.20
1.45%                                          0.89              0.82              1.18              1.12              1.19
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                               INC             MID CAP           MID CAP          S&P 500,            SHORT
SUBACCOUNT                                  OPP, CL 3         GRO, CL 3         VAL, CL 3           CL 3         DURATION, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.30             $1.14             $1.02             $1.00             $1.12
0.75%                                          1.28              1.22              1.14              0.82              1.26
0.85%                                          1.22              1.13              0.93              0.93              1.08
0.95%                                          1.27              1.20              1.13              0.81              1.24
1.00%                                          1.27              1.38              1.12              1.25              1.09
1.05%                                          1.22              1.12              0.93              0.92              1.07
1.10%                                          1.21              1.12              0.93              0.92              1.07
1.20%                                          1.25              1.36              1.11              1.23              1.07
1.25%                                            --              1.11(1)             --                --                --
1.25%                                          1.21              0.95(2)           0.92              0.92              1.06
1.30%                                          1.20              1.11              0.92              0.92              1.06
1.45%                                          1.20              1.10              0.92              0.91              1.05
--------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    75

                                               SEL             SEL VP            SEL VP            THDL VP           THDL VP
                                               VP              LG CAP            SM CAP             EMER              INTL
SUBACCOUNT                                  GRO, CL 3         VAL, CL 3         VAL, CL 3        MKTS, CL 3         OPP, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         $0.95             $0.95             $0.97             $2.10             $1.25
0.75%                                          0.46              0.94              1.16              2.68              0.90
0.85%                                          0.89              0.86              0.92              1.40              0.97
0.95%                                          0.45              0.93              1.14              2.63              0.88
1.00%                                          1.09              0.93              1.54              3.27              1.66
1.05%                                          0.88              0.85              0.91              1.39              0.97
1.10%                                          0.88              0.85              0.91              1.39              0.96
1.20%                                          1.08              0.92              1.51              3.22              1.64
1.25%                                            --                --                --              1.39(1)           0.96(1)
1.25%                                          0.87              0.85              0.90              1.81(2)           1.20(2)
1.30%                                          0.87              0.84              0.90              1.38              0.96
1.45%                                          0.87              0.84              0.90              1.38              0.95
--------------------------------------------------------------------------------------------------------------------------------


                                              THIRD           VANK LIT          VANK UIF          VANK UIF
                                               AVE            COMSTOCK,          GLOBAL         MID CAP GRO,         WANGER
SUBACCOUNT                                     VAL              CL II        REAL EST, CL II        CL II             INTL
                                        ----------------------------------------------------------------------------------------
0.55%                                         $  --             $0.98             $0.87             $1.00             $1.67
0.75%                                          1.86              0.97              0.86              0.99              1.57
0.85%                                            --              0.89              0.88              1.15              1.14
0.95%                                          1.82              0.96              0.86              0.98              1.54
1.00%                                            --              0.95              0.86              0.98              2.92
1.05%                                            --              0.88              0.87              1.14              1.13
1.10%                                            --              0.88              0.87              1.14              1.13
1.20%                                            --              0.94              0.85              0.98              2.88
1.25%                                            --                --                --                --                --
1.25%                                            --              0.87              0.87              1.13              1.12
1.30%                                            --              0.87              0.86              1.13              1.12
1.45%                                            --              0.87              0.86              1.12              1.12
--------------------------------------------------------------------------------------------------------------------------------


                                                               WF ADV            WF ADV            WF ADV            WF ADV
                                             WANGER           VT INDEX             VT                VT                VT
SUBACCOUNT                                     USA           ASSET ALLOC        INTL CORE            OPP           SM CAP GRO
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.10             $  --             $  --             $1.15             $1.28
0.75%                                          1.63              1.10              0.90              1.26              1.18
0.85%                                          0.99                --                --              1.06              1.21
0.95%                                          1.60              1.08              0.88              1.24              1.16
1.00%                                          1.70              1.24              1.24              1.61              1.92
1.05%                                          0.98                --                --              1.06              1.20
1.10%                                          0.98                --                --              1.06              1.20
1.20%                                          1.68              1.22              1.22              1.59              1.89
1.25%                                            --                --                --                --                --
1.25%                                          0.98                --                --              1.05              1.19
1.30%                                          0.97                --                --              1.05              1.19
1.45%                                          0.97                --                --              1.04              1.18
--------------------------------------------------------------------------------------------------------------------------------




 76    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2009:

                                           INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                            CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
SUBACCOUNT                                    SER I            SER II             SER I            SER II             SER I
                                        ----------------------------------------------------------------------------------------
0.55%                                               --            18,622               --                 --                --
0.75%                                          344,618         4,073,823          350,963            559,105                --
0.85%                                               --           202,376               --            447,916                --
0.95%                                          445,179         1,663,373          149,950            251,511                --
1.00%                                               --           401,444               --              8,064                --
1.05%                                               --           123,248               --            275,879                --
1.10%                                               --             5,641               --              2,318                --
1.20%                                               --           420,006               --             19,326                --
1.25%                                               --                --               --                 --                --
1.25%                                               --                --               --             24,135         6,436,399
1.30%                                               --            26,162               --              7,550                --
1.45%                                               --             2,514               --              3,736                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                          789,797         6,937,209          500,913          1,599,540         6,436,399
--------------------------------------------------------------------------------------------------------------------------------

                                           INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                              DYN,            FIN SERV,         FIN SERV,       GLOBAL HLTH,        INTL GRO,
SUBACCOUNT                                    SER I             SER I            SER II            SER II            SER II
                                        ----------------------------------------------------------------------------------------
0.55%                                               --            29,425               --             21,270           113,331
0.75%                                          172,892         1,419,700               --            600,737         6,217,735
0.85%                                               --                --        1,253,073            568,370        15,690,078
0.95%                                          181,414           866,469               --            432,034         3,823,662
1.00%                                            3,386           138,890               --             25,853         1,307,750
1.05%                                               --                --          870,920            543,308         7,177,670
1.10%                                               --                --          246,104             34,056         4,813,890
1.20%                                               --            68,438               --             15,907           696,720
1.25%                                               --                --               --                 --                --
1.25%                                               --                --           39,722              3,089           119,508
1.30%                                               --                --           38,386             46,831         2,489,742
1.45%                                               --                --            6,607              5,275           260,051
--------------------------------------------------------------------------------------------------------------------------------
Total                                          357,692         2,522,922        2,454,812          2,296,730        42,710,137
--------------------------------------------------------------------------------------------------------------------------------


                                           INVESCO VI          AB VPS            AB VPS            AB VPS            AB VPS
                                              TECH,        GLOBAL THEMATIC     GRO & INC,         INTL VAL,        LG CAP GRO,
SUBACCOUNT                                    SER I           GRO, CL B           CL B              CL B              CL B
                                        ----------------------------------------------------------------------------------------
0.55%                                           50,594             3,625               --             74,880                --
0.75%                                        1,164,697           371,591        5,229,929          8,136,223                --
0.85%                                               --           574,644          402,753          8,671,955            86,908
0.95%                                          599,942           330,049        2,557,326          4,591,137                --
1.00%                                           60,223            74,394          285,778          1,087,071                --
1.05%                                               --           480,839          141,526          3,879,822           162,362
1.10%                                               --            93,531           25,831          2,285,077             5,879
1.20%                                           41,431            30,780          311,606            602,856                --
1.25%                                               --                --               --                 --                --
1.25%                                               --            14,903               --            156,341               869
1.30%                                               --            36,337           83,464          1,394,052                --
1.45%                                               --             2,059           28,420            103,701                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        1,916,887         2,012,752        9,066,633         30,983,115           256,018
--------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    77

                                              AC VP             AC VP             AC VP             AC VP             AC VP
                                              INTL,             INTL,         MID CAP VAL,         ULTRA,             VAL,
SUBACCOUNT                                    CL I              CL II             CL II             CL II             CL I
                                        ----------------------------------------------------------------------------------------
0.55%                                               --             2,988           62,952                 --                --
0.75%                                          349,031         1,184,994        2,586,638            883,772           579,178
0.85%                                               --                --        5,095,171            514,188                --
0.95%                                          559,100         1,016,896        1,305,954            473,104           420,539
1.00%                                               --            86,977          366,195            112,011                --
1.05%                                               --                --        1,999,180            387,067                --
1.10%                                               --                --          928,579             16,970                --
1.20%                                               --            89,538          222,172            128,939                --
1.25%                                               --                --               --                 --                --
1.25%                                               --                --           16,262                 --                --
1.30%                                               --                --          515,344             13,482                --
1.45%                                               --                --           37,526                 --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                          908,131         2,381,393       13,135,973          2,529,533           999,717
--------------------------------------------------------------------------------------------------------------------------------


                                              AC VP            CALVERT             COL               COL           COL MARSICO
                                              VAL,               VS             HI YIELD,       MARSICO GRO,        INTL OPP,
SUBACCOUNT                                    CL II          SOCIAL BAL          VS CL B           VS CL A           VS CL B
                                        ----------------------------------------------------------------------------------------
0.55%                                           16,396             8,477              948            321,488           193,524
0.75%                                        6,018,453         1,088,468        1,201,179         20,510,961         1,463,888
0.85%                                        1,932,110                --          771,498         40,570,377           805,188
0.95%                                        3,565,321         1,173,643          731,498         13,094,437           958,504
1.00%                                          471,940            23,434          242,997          4,484,693           169,367
1.05%                                          805,943                --          333,161         18,437,681           494,936
1.10%                                          242,355                --          124,223         12,617,542           121,445
1.20%                                          414,295           103,469          296,266          2,370,285           188,954
1.25%                                               --                --               --                 --                --
1.25%                                           19,978                --           14,609            234,044            11,587
1.30%                                          155,235                --          441,462          6,306,978           101,373
1.45%                                           14,470                --           52,243            493,319            12,012
--------------------------------------------------------------------------------------------------------------------------------
Total                                       13,656,496         2,397,491        4,210,084        119,441,805         4,520,778
--------------------------------------------------------------------------------------------------------------------------------


                                               CS                CS             DREY VIF            EV VT             EG VA
                                            COMMODITY          U.S. EQ          INTL EQ,        FLOATING-RATE      FUNDAMENTAL
SUBACCOUNT                                   RETURN            FLEX I             SERV               INC          LG CAP, CL 2
                                        ----------------------------------------------------------------------------------------
0.55%                                           45,114                --               --            140,377                --
0.75%                                        1,510,165            55,479               --          8,895,602           971,794
0.85%                                          677,269                --          132,546         17,102,649           258,503
0.95%                                        1,350,780           128,156               --          5,378,900           784,099
1.00%                                          214,959                --               --          1,992,677           199,422
1.05%                                          401,214                --          100,959          8,836,693           383,057
1.10%                                          147,296                --           27,548          6,229,082            54,021
1.20%                                          161,463                --               --          1,260,010            46,580
1.25%                                               --                --               --                 --                --
1.25%                                           17,682         4,928,881              565            232,677             7,017
1.30%                                          139,426                --           23,704          3,520,323            55,492
1.45%                                           14,898                --               --            520,082             6,477
--------------------------------------------------------------------------------------------------------------------------------
Total                                        4,680,266         5,112,516          285,322         54,109,072         2,766,462
--------------------------------------------------------------------------------------------------------------------------------




 78    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                              EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                            INTL EQ,         CONTRAFUND,       GRO & INC,        GRO & INC,         MID CAP,
SUBACCOUNT                                    CL 2            SERV CL 2          SERV CL          SERV CL 2          SERV CL
                                        ----------------------------------------------------------------------------------------
0.55%                                          103,194           108,681               --                 --                --
0.75%                                        6,732,310        13,436,227        1,099,202          6,740,975         1,299,606
0.85%                                       19,736,109        12,508,699               --                 --                --
0.95%                                        3,966,840         7,800,394        1,349,557          4,355,849         1,298,548
1.00%                                        1,551,039         1,846,805               --          1,024,074                --
1.05%                                        9,216,825         5,671,502               --                 --                --
1.10%                                        6,603,428         3,018,104               --                 --                --
1.20%                                          839,204         1,392,539               --            721,706                --
1.25%                                               --                --               --                 --                --
1.25%                                          129,263           112,135               --                 --                --
1.30%                                        3,389,573         1,975,254               --                 --                --
1.45%                                          308,878           125,859               --                 --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       52,576,663        47,996,199        2,448,759         12,842,604         2,598,154
--------------------------------------------------------------------------------------------------------------------------------


                                             FID VIP           FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK
                                            MID CAP,          OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,     SM CAP VAL,
SUBACCOUNT                                  SERV CL 2          SERV CL          SERV CL 2           CL 2              CL 2
                                        ----------------------------------------------------------------------------------------
0.55%                                          105,991                --            4,569             18,330             8,953
0.75%                                       11,344,701           275,718        3,386,398          2,898,138         3,031,821
0.85%                                       12,949,740                --          969,849            673,489         1,360,696
0.95%                                        6,203,784           500,312        2,077,937          1,987,318         1,729,944
1.00%                                        1,337,033                --          184,754            336,853           296,127
1.05%                                        5,798,112                --          292,903            474,872           685,752
1.10%                                        3,101,077                --          118,535             25,890            90,270
1.20%                                          964,022                --          203,549            223,595           170,327
1.25%                                               --                --               --                 --                --
1.25%                                          129,662                --            8,216              7,648            22,066
1.30%                                        1,767,904                --          101,483            118,826            67,441
1.45%                                          195,331                --           32,240             11,717            30,280
--------------------------------------------------------------------------------------------------------------------------------
Total                                       43,897,357           776,030        7,380,433          6,776,676         7,493,677
--------------------------------------------------------------------------------------------------------------------------------


                                             FTVIPT            GS VIT            GS VIT            GS VIT          JANUS ASPEN
                                          MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP     STRUCTD U.S.       ENTERPRISE,
SUBACCOUNT                                  SEC, CL 2           INST            EQ, INST          EQ, INST            SERV
                                        ----------------------------------------------------------------------------------------
0.55%                                           15,473             8,179               --             19,305                --
0.75%                                        5,877,026         4,664,533           60,678          5,810,411           635,624
0.85%                                        2,267,435                --               --            334,403                --
0.95%                                        3,423,941         3,248,154          222,383          3,363,682           678,958
1.00%                                          792,848           653,423               --            468,103                --
1.05%                                        1,071,936                --               --            177,486                --
1.10%                                          308,593                --               --             52,773                --
1.20%                                          484,400           473,398               --            329,972                --
1.25%                                               --                --               --                 --                --
1.25%                                           77,306                --               --             32,338                --
1.30%                                          429,892                --               --             60,199                --
1.45%                                           49,502                --               --             37,167                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       14,798,352         9,047,687          283,061         10,685,839         1,314,582
--------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    79

                                           JANUS ASPEN       JANUS ASPEN       JANUS ASPEN        LM CB VAR            MFS
                                             GLOBAL            JANUS,           OVERSEAS,        SM CAP GRO,     INV GRO STOCK,
SUBACCOUNT                                 TECH, SERV           SERV              SERV              CL I             SERV CL
                                        ----------------------------------------------------------------------------------------
0.55%                                               --           305,926               --                919                --
0.75%                                        1,479,566        17,066,584        3,463,953             93,521         4,023,700
0.85%                                               --        42,013,767               --            252,856           206,327
0.95%                                          827,307         9,603,842        2,566,606             32,854         2,934,991
1.00%                                           12,145         3,858,426           70,171                 --           234,980
1.05%                                               --        18,832,472               --            196,678           129,163
1.10%                                               --        13,023,518               --             30,978            30,234
1.20%                                           23,352         2,088,893           87,083                879            99,429
1.25%                                               --                --               --                 --                --
1.25%                                               --           246,465               --                 --             3,377
1.30%                                               --         6,597,333               --             13,173            31,816
1.45%                                               --           573,511               --                 --             4,540
--------------------------------------------------------------------------------------------------------------------------------
Total                                        2,342,370       114,210,737        6,187,813            621,858         7,698,557
--------------------------------------------------------------------------------------------------------------------------------


                                               MFS               MFS             NB AMT            NB AMT             OPPEN
                                            NEW DIS,         UTILITIES,           INTL,        SOC RESPONSIVE,     GLOBAL SEC
SUBACCOUNT                                   SERV CL           SERV CL            CL S              CL S            VA, SERV
                                        ----------------------------------------------------------------------------------------
0.55%                                            1,943            25,961           66,585                 --             7,934
0.75%                                        2,644,101         2,262,279        4,377,798                 --         1,943,025
0.85%                                               --           951,032        8,659,185             97,858         1,088,333
0.95%                                        1,421,920         1,909,312        2,375,510                 --         1,582,894
1.00%                                           71,518           208,595          878,206                 --           543,951
1.05%                                               --         1,048,937        3,809,692            148,075           666,327
1.10%                                               --           120,070        2,555,081             43,299           139,307
1.20%                                           52,742           138,363          498,329                 --           379,851
1.25%                                               --                --               --                 --                --
1.25%                                               --            20,235           41,281                730             8,350
1.30%                                               --            85,692        1,315,749              1,108            61,287
1.45%                                               --            48,093           84,344                 --            40,678
--------------------------------------------------------------------------------------------------------------------------------
Total                                        4,192,224         6,818,569       24,661,760            291,070         6,461,937
--------------------------------------------------------------------------------------------------------------------------------


                                                                                                                     PUT VT
                                              OPPEN             OPPEN             OPPEN             PIMCO          GLOBAL HLTH
                                         MAIN ST SM CAP   GLOBAL STRATEGIC         VAL         VIT ALL ASSET,         CARE,
SUBACCOUNT                                  VA, SERV        INC VA, SERV        VA, SERV         ADVISOR CL           CL IB
                                        ----------------------------------------------------------------------------------------
0.55%                                            1,546           206,920               --            151,985             7,330
0.75%                                          843,770        28,568,847               --         11,742,434           764,611
0.85%                                          498,880        39,107,264          709,503         23,717,633                --
0.95%                                          732,411        18,400,432               --          7,369,640           460,703
1.00%                                           80,329         5,660,805               --          2,912,324           164,378
1.05%                                          311,963        19,339,215          528,516         10,832,749                --
1.10%                                           17,632        13,333,858           24,897          7,501,805                --
1.20%                                           83,921         3,833,444               --          1,697,702            66,046
1.25%                                               --                --               --                 --                --
1.25%                                            2,191           364,091           18,047            162,557                --
1.30%                                           40,336         8,043,136            2,793          3,860,514                --
1.45%                                              448         1,011,174            2,039            345,164                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        2,613,427       137,869,186        1,285,795         70,294,507         1,463,068
--------------------------------------------------------------------------------------------------------------------------------




 80    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                             PUT VT            PUT VT            PUT VT             ROYCE             DISC
                                            INTL EQ,          NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,
SUBACCOUNT                                    CL IB             CL IA             CL IB           INVEST CL           AGGR
                                        ----------------------------------------------------------------------------------------
0.55%                                               --                --               --                 --               926
0.75%                                        1,406,052                --        1,747,295            274,749             5,356
0.85%                                               --                --               --                 --            41,165
0.95%                                          593,671                --          613,896            306,913            14,385
1.00%                                          147,602                --           32,295                 --                --
1.05%                                               --                --               --                 --            32,989
1.10%                                               --                --               --                 --                --
1.20%                                           33,137                --            7,001                 --             8,712
1.25%                                               --                --               --                 --                --
1.25%                                               --         5,013,001               --                 --             3,516
1.30%                                               --                --               --                 --                --
1.45%                                               --                --               --                 --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        2,180,462         5,013,001        2,400,487            581,662           107,049
--------------------------------------------------------------------------------------------------------------------------------


                                              DISC              DISC              DISC              DISC            VP DAVIS
                                          ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,       NY VENTURE,
SUBACCOUNT                                   CONSERV             MOD            MOD AGGR         MOD CONSERV          CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                               --                --               --                 --           307,911
0.75%                                          255,253         1,131,515          128,180            728,357        17,212,771
0.85%                                           75,867           332,294           54,807            274,847        41,033,190
0.95%                                          115,763           594,668          131,222            765,798         9,462,196
1.00%                                           14,572            28,388           94,207             23,351         3,933,351
1.05%                                           70,059           359,178           18,831            205,276        18,153,554
1.10%                                          139,340            18,665           13,134              8,574        12,559,693
1.20%                                          252,411             1,932            5,904            126,149         2,082,047
1.25%                                               --                --               --                 --                --
1.25%                                           18,430               460           42,243             41,578           198,820
1.30%                                           22,938             7,215            2,031              5,743         6,335,725
1.45%                                           26,582             4,759               --                646           445,530
--------------------------------------------------------------------------------------------------------------------------------
Total                                          991,215         2,479,074          490,559          2,180,319       111,724,788
--------------------------------------------------------------------------------------------------------------------------------


                                              VP GS           VP PTNRS           RVS VP            RVS VP            RVS VP
                                          MID CAP VAL,       SM CAP VAL,          BAL,              CASH               DIV
SUBACCOUNT                                    CL 3              CL 3              CL 3           MGMT, CL 3        BOND, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                               --           151,384               --              2,182           929,883
0.75%                                          133,031         8,641,870        2,604,993         11,219,202        36,166,235
0.85%                                           24,553        23,507,184          655,675          4,369,493        65,944,627
0.95%                                           79,343         4,979,881        1,503,413         10,790,772        24,712,130
1.00%                                           33,398         1,523,100          231,578          1,147,744         8,565,925
1.05%                                           58,430        10,344,289          201,630          4,846,880        32,674,664
1.10%                                           19,107         7,218,244          136,094            852,432        24,086,168
1.20%                                            8,441           922,901          300,259          1,286,472         5,618,624
1.25%                                               --                --           39,267(1)         112,198(1)        588,268(1)
1.25%                                              620           120,961        3,846,532(2)       2,245,005(2)      5,294,116(2)
1.30%                                            4,141         3,652,227          103,933            993,313        13,045,046
1.45%                                              395           250,565           34,441            707,795         1,606,357
--------------------------------------------------------------------------------------------------------------------------------
Total                                          361,459        61,312,606        9,657,815         38,573,488       219,232,043
--------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    81

                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                             DIV EQ              DYN             GLOBAL       GLOBAL INFLATION      HI YIELD
SUBACCOUNT                                  INC, CL 3         EQ, CL 3         BOND, CL 3      PROT SEC, CL 3      BOND, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                          402,522            26,811          110,963            214,037             2,222
0.75%                                       25,983,023        12,183,110       10,316,982         17,784,125         7,245,704
0.85%                                       49,380,799           142,406       21,067,145         33,458,784           805,479
0.95%                                       15,845,628         5,331,303        7,292,912         10,836,954         5,149,774
1.00%                                        3,693,786           759,623        2,207,909          4,005,326           724,369
1.05%                                       22,372,928            74,690       10,507,078         16,555,753           654,642
1.10%                                       14,861,695                --        7,610,130         11,711,975           139,450
1.20%                                        2,422,898           517,636        1,673,804          2,676,919           500,091
1.25%                                          313,190(1)             --(1)       182,727(1)              --            14,409(1)
1.25%                                        6,822,759(2)     10,715,537(2)     1,442,693(2)         261,512         2,821,530(2)
1.30%                                        7,761,087                --        4,144,436          6,263,217           150,357
1.45%                                          589,029                --          545,628            671,318            25,425
--------------------------------------------------------------------------------------------------------------------------------
Total                                      150,449,344        29,751,116       67,102,407        104,439,920        18,233,452
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                               INC             MID CAP           MID CAP          S&P 500,            SHORT
SUBACCOUNT                                  OPP, CL 3         GRO, CL 3         VAL, CL 3           CL 3         DURATION, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                          165,478               251          195,671             15,211             1,863
0.75%                                       12,726,325         1,066,421        2,303,765          4,854,278         6,838,414
0.85%                                       28,173,234           107,515        3,436,419            239,349         1,227,484
0.95%                                        7,873,808           854,195        1,531,704          4,107,935         5,800,142
1.00%                                        2,818,262            74,507          355,017            299,693           804,112
1.05%                                       13,575,571           127,399        1,657,389            124,590           438,594
1.10%                                        9,699,102            19,937          730,406            135,241           312,631
1.20%                                        1,691,428            61,710          224,623            322,115           481,675
1.25%                                               --             1,901(1)            --                 --                --
1.25%                                          233,467         3,001,778(2)        23,303                 --             4,892
1.30%                                        5,045,274            25,773          487,769             39,395           335,641
1.45%                                          466,181             1,288           34,127              5,709           122,390
--------------------------------------------------------------------------------------------------------------------------------
Total                                       82,468,130         5,342,675       10,980,193         10,143,516        16,367,838
--------------------------------------------------------------------------------------------------------------------------------


                                               SEL             SEL VP            SEL VP            THDL VP           THDL VP
                                               VP              LG CAP            SM CAP             EMER              INTL
SUBACCOUNT                                  GRO, CL 3         VAL, CL 3         VAL, CL 3        MKTS, CL 3         OPP, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                              555                --               --             67,832             6,866
0.75%                                        5,927,197            90,632        1,131,917          3,010,146         1,834,554
0.85%                                          240,195            46,292           39,449          6,199,399           143,368
0.95%                                        2,970,322            64,938          660,965          2,172,489         1,766,752
1.00%                                          427,974            21,039           99,980            381,108           151,091
1.05%                                          185,751            30,164           72,862          3,281,106           242,830
1.10%                                           12,701             9,869           14,552          1,675,896            29,646
1.20%                                          184,392            17,550           62,797            326,710            85,940
1.25%                                               --                --               --             51,283(1)          3,820(1)
1.25%                                               --                --            2,866          3,748,358(2)      4,729,191(2)
1.30%                                           39,029                --           10,936            829,647            68,447
1.45%                                               --               628               --             75,450             2,393
--------------------------------------------------------------------------------------------------------------------------------
Total                                        9,988,116           281,112        2,096,324         21,819,424         9,064,898
--------------------------------------------------------------------------------------------------------------------------------




 82    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                              THIRD           VANK LIT          VANK UIF          VANK UIF
                                               AVE            COMSTOCK,          GLOBAL         MID CAP GRO,         WANGER
SUBACCOUNT                                     VAL              CL II        REAL EST, CL II        CL II             INTL
                                        ----------------------------------------------------------------------------------------
0.55%                                               --           111,424           64,696              6,846            71,405
0.75%                                          447,703         9,930,562        3,119,847          1,089,196         9,670,200
0.85%                                               --        12,829,939        6,451,173            258,078        12,174,288
0.95%                                          659,789         5,235,260        1,774,710            604,792         5,753,635
1.00%                                               --         1,929,833          643,768            106,374           834,893
1.05%                                               --         5,747,825        2,720,796            202,135         5,489,446
1.10%                                               --         4,047,745        1,797,210            102,390         3,425,791
1.20%                                               --         1,461,027          349,255            173,166           554,804
1.25%                                               --                --               --                 --                --
1.25%                                               --            75,457           36,161             10,429            84,341
1.30%                                               --         2,127,647          934,026             35,743         1,829,493
1.45%                                               --           187,505           60,380              2,141           163,345
--------------------------------------------------------------------------------------------------------------------------------
Total                                        1,107,492        43,684,224       17,952,022          2,591,290        40,051,641
--------------------------------------------------------------------------------------------------------------------------------


                                                               WF ADV            WF ADV            WF ADV            WF ADV
                                             WANGER           VT INDEX             VT                VT                VT
SUBACCOUNT                                     USA           ASSET ALLOC        INTL CORE            OPP           SM CAP GRO
                                        ----------------------------------------------------------------------------------------
0.55%                                           89,566                --               --                 --             4,118
0.75%                                        9,666,896         1,870,772          693,844            826,204         1,941,852
0.85%                                       10,440,261                --               --             79,415           486,414
0.95%                                        6,598,591         1,069,195          185,997            791,707         1,257,969
1.00%                                        1,292,436           186,174           20,278             78,597           109,962
1.05%                                        4,676,921                --               --            148,718           491,958
1.10%                                        2,614,624                --               --             37,247           110,870
1.20%                                          958,311            83,091               --             34,935           171,737
1.25%                                               --                --               --                 --                --
1.25%                                           83,600                --               --              6,161            51,392
1.30%                                        1,460,127                --               --              2,335            45,732
1.45%                                          101,694                --               --              2,053             5,408
--------------------------------------------------------------------------------------------------------------------------------
Total                                       37,983,027         3,209,232          900,119          2,007,372         4,677,412
--------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    83

The following is a summary of net assets at Dec. 31, 2009:

                                               INVESCO          INVESCO          INVESCO          INVESCO          INVESCO
                                             VI CAP APPR,     VI CAP APPR,     VI CAP DEV,      VI CAP DEV,      VI CORE EQ,
SUBACCOUNT                                      SER I            SER II           SER I            SER II           SER I
                                           -----------------------------------------------------------------------------------
0.55%                                         $       --       $   16,565       $       --      $        77      $        --
0.75%                                            181,134        3,464,372          373,536          665,267               --
0.85%                                                 --          172,835               --          417,584               --
0.95%                                            229,514        1,389,871          156,682          294,321               --
1.00%                                                 --          426,042               --           12,051               --
1.05%                                                 --          104,534               --          255,390               --
1.10%                                                 --            4,777               --            2,148               --
1.20%                                                 --          439,380               --           28,479               --
1.25%                                                 --               --               --               --               --
1.25%                                                 --               82               --           22,191       11,111,646
1.30%                                                 --           21,998               --            6,930               --
1.45%                                                 --            2,186               --            3,411               --
------------------------------------------------------------------------------------------------------------------------------
Total                                         $  410,648       $6,042,642       $  530,218      $ 1,707,849      $11,111,646
------------------------------------------------------------------------------------------------------------------------------

                                               INVESCO          INVESCO          INVESCO          INVESCO          INVESCO
                                               VI DYN,        VI FIN SERV,     VI FIN SERV,   VI GLOBAL HLTH,    VI INTL GRO,
SUBACCOUNT                                      SER I            SER I            SER II           SER II           SER II
                                           -----------------------------------------------------------------------------------
0.55%                                         $       --       $   14,717       $       --      $    21,713      $   142,114
0.75%                                            177,425          769,444               --          608,646        7,732,152
0.85%                                                 --               --          562,082          606,112       17,113,095
0.95%                                            183,067          461,670               --          434,566        4,715,610
1.00%                                              4,990           86,972               --           25,950        1,609,589
1.05%                                                 --               --          388,047          575,314        7,774,977
1.10%                                                 --               --          109,439           35,995        5,205,488
1.20%                                                 51           41,967               --           15,854          850,335
1.25%                                                 --               --               --               --               --
1.25%                                                 --               --           17,573            3,352          128,574
1.30%                                                 --               --           16,952           49,150        2,673,695
1.45%                                                 --               --            2,935            5,611          277,861
------------------------------------------------------------------------------------------------------------------------------
Total                                         $  365,533       $1,374,770       $1,097,028      $ 2,382,263      $48,223,490
------------------------------------------------------------------------------------------------------------------------------

                                               INVESCO       AB VPS GLOBAL        AB VPS           AB VPS           AB VPS
                                               VI TECH,      THEMATIC GRO,      GRO & INC,       INTL VAL,       LG CAP GRO,
SUBACCOUNT                                      SER I             CL B             CL B             CL B             CL B
                                           -----------------------------------------------------------------------------------
0.55%                                         $   54,016       $    3,992       $       81      $    80,268      $        --
0.75%                                            855,581          399,231        4,972,455       13,309,860               --
0.85%                                                 --          667,525          344,258        6,883,292           90,850
0.95%                                            433,364          351,556        2,391,012        7,395,434               --
1.00%                                             83,388           79,101          340,069        1,940,035               --
1.05%                                                 --          554,700          120,137        3,064,207          168,448
1.10%                                                 --          107,705           21,890        1,798,314            6,090
1.20%                                             56,541           32,456          365,510        1,060,634               --
1.25%                                                 --               --               --               --               --
1.25%                                                 --           17,076               82          122,369              997
1.30%                                                 --           41,560           70,240        1,089,452              109
1.45%                                                 --            2,426           23,794           80,619              100
------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,482,890       $2,257,328       $8,649,528      $36,824,484      $   266,594
------------------------------------------------------------------------------------------------------------------------------




 84    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                AC VP            AC VP            AC VP            AC VP            AC VP
                                                INTL,            INTL,         MID CAP VAL,        ULTRA,            VAL,
SUBACCOUNT                                       CL I            CL II            CL II            CL II             CL I
                                           -----------------------------------------------------------------------------------
0.55%                                        $        --       $    3,775      $    55,141      $         64      $       --
0.75%                                            306,975        1,444,013        2,254,020           814,143         920,459
0.85%                                                 --               --        5,539,715           519,499              --
0.95%                                            482,687        1,221,877        1,131,986           432,171         656,166
1.00%                                                 --          138,879          316,998           102,114              --
1.05%                                                 --               --        2,158,539           388,308              --
1.10%                                                 --               --        1,000,886            16,922              --
1.20%                                                 --          139,918          191,294           116,574              --
1.25%                                                 --               --               --                --              --
1.25%                                                 --               --           17,490               104              --
1.30%                                                 --               --          551,735            13,507              --
1.45%                                                 --               --           40,059                79              --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $   789,662       $2,948,462      $13,257,863      $  2,403,485      $1,576,625
------------------------------------------------------------------------------------------------------------------------------

                                                AC VP           CALVERT            COL              COL          COL MARSICO
                                                 VAL,              VS           HI YIELD,       MARSICO GRO,      INTL OPP,
SUBACCOUNT                                      CL II          SOCIAL BAL        VS CL B          VS CL A          VS CL B
                                           -----------------------------------------------------------------------------------
0.55%                                        $    17,032       $    8,529      $     1,102      $    291,700      $  173,144
0.75%                                          7,776,824        1,012,807        1,386,598        18,474,240       1,311,016
0.85%                                          1,822,134               --          893,160        39,868,653         805,304
0.95%                                          4,528,564        1,072,109          838,273        11,708,190         844,907
1.00%                                            659,218           27,360          277,960         4,002,482         149,028
1.05%                                            754,951               --          383,045        17,994,054         491,790
1.10%                                            226,589               --          142,572        12,293,089         120,409
1.20%                                            570,355          119,075          336,428         2,099,878         165,024
1.25%                                                 --               --               --                --              --
1.25%                                             18,581               --           16,669           226,866          11,424
1.30%                                            144,155               --          503,196         6,102,368          99,837
1.45%                                             13,366               --           59,201           474,981          11,730
------------------------------------------------------------------------------------------------------------------------------
Total                                        $16,531,769       $2,239,880      $ 4,838,204      $113,536,501      $4,183,613
------------------------------------------------------------------------------------------------------------------------------

                                                  CS               CS            DREY VIF          EV VT            EG VA
                                              COMMODITY         U.S. EQ          INTL EQ,      FLOATING-RATE     FUNDAMENTAL
SUBACCOUNT                                      RETURN           FLEX I            SERV             INC          LG CAP, CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                        $    40,068       $       --      $        --      $    152,210      $       --
0.75%                                          1,331,660           60,205               --         9,584,624       1,105,790
0.85%                                            608,090               --          126,501        18,247,490         281,229
0.95%                                          1,182,364          139,038               --         5,747,384         830,101
1.00%                                            187,864               --               --         2,125,170         281,411
1.05%                                            357,719               --           95,695         9,363,615         413,866
1.10%                                            131,103               --           26,054         6,589,045          58,260
1.20%                                            139,992               --               --         1,333,974          63,989
1.25%                                                 --               --               --                --              --
1.25%                                             15,654        4,877,062              608           244,846           7,608
1.30%                                            123,222               --           22,275         3,698,105          59,435
1.45%                                             13,095               --               68           543,531           6,902
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 4,130,831       $5,076,305      $   271,201      $ 57,629,994      $3,108,591
------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    85

                                                EG VA           FID VIP          FID VIP          FID VIP          FID VIP
                                               INTL EQ,       CONTRAFUND,       GRO & INC,       GRO & INC,        MID CAP,
SUBACCOUNT                                       CL 2          SERV CL 2         SERV CL         SERV CL 2         SERV CL
                                           -----------------------------------------------------------------------------------
0.55%                                        $   116,516      $   100,668       $       --      $       131      $        --
0.75%                                          7,523,930       12,356,904          976,807        6,905,890        2,376,503
0.85%                                         17,369,235       12,407,597               --               --               --
0.95%                                          4,388,039        7,130,879        1,186,623        4,373,957        2,340,661
1.00%                                          1,711,322        1,682,834               --        1,202,415               --
1.05%                                          8,055,657        5,594,663               --               --               --
1.10%                                          5,761,306        2,968,014               --               --               --
1.20%                                            916,441        1,259,749               --          835,198               --
1.25%                                                 --               --               --               --               --
1.25%                                            112,194          109,695               --               --               --
1.30%                                          2,937,197        1,929,137               --               --               --
1.45%                                            266,289          167,799               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $49,158,126      $45,707,939       $2,163,430      $13,317,591      $ 4,717,164
------------------------------------------------------------------------------------------------------------------------------

                                               FID VIP          FID VIP          FID VIP           FTVIPT        FTVIPT FRANK
                                               MID CAP,        OVERSEAS,        OVERSEAS,       FRANK GLOBAL        SM CAP
SUBACCOUNT                                    SERV CL 2         SERV CL         SERV CL 2      REAL EST, CL 2     VAL, CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                        $   140,525      $        --       $    5,415      $    13,923      $     9,725
0.75%                                         22,263,988          281,054        4,500,198        4,135,180        5,579,828
0.85%                                         13,760,796               --          912,807          435,888        1,279,481
0.95%                                         11,960,871          500,571        2,717,951        2,777,090        3,125,215
1.00%                                          2,768,793               --          305,589          424,123          484,190
1.05%                                          6,118,801               --          273,788          305,220          640,439
1.10%                                          3,267,182               --          110,607           16,613           84,149
1.20%                                          1,967,921               --          331,754          277,541          274,637
1.25%                                                 --               --               --               --               --
1.25%                                            135,863               --            7,627            4,880           20,462
1.30%                                          1,849,828               --           94,042           75,719           62,435
1.45%                                            203,334               --           29,723            7,428           27,888
------------------------------------------------------------------------------------------------------------------------------
Total                                        $64,437,902      $   781,625       $9,289,501      $ 8,473,605      $11,588,449
------------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT           GS VIT           GS VIT           GS VIT        JANUS ASPEN
                                            MUTUAL SHARES     MID CAP VAL,    STRUCTD SM CAP    STRUCTD U.S.     ENTERPRISE,
SUBACCOUNT                                    SEC, CL 2           INST           EQ, INST         EQ, INST           SERV
                                           -----------------------------------------------------------------------------------
0.55%                                        $    16,837      $     9,457       $       --      $    17,460      $        --
0.75%                                          7,130,759        9,512,540           69,013        4,559,859          359,572
0.85%                                          2,063,326               --               --          276,234               --
0.95%                                          4,085,159        6,490,715          248,171        2,594,054          383,741
1.00%                                          1,109,502        1,094,253               --          552,953               --
1.05%                                            968,867               --               --          145,640               --
1.10%                                            278,425               --               --           43,229               --
1.20%                                            668,296          781,744               --          384,182               --
1.25%                                                 --               --               --               --               --
1.25%                                             69,384               --               --           26,353               --
1.30%                                            385,171               --               --           48,968               --
1.45%                                             44,124               --               --           30,080               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $16,819,850      $17,888,709       $  317,184      $ 8,679,012      $   743,313
------------------------------------------------------------------------------------------------------------------------------




 86    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                  JANUS ASPEN      JANUS ASPEN      JANUS ASPEN       LM CB VAR           MFS
                                     GLOBAL           JANUS,         OVERSEAS,       SM CAP GRO,     INV GRO STOCK,
SUBACCOUNT                         TECH, SERV          SERV             SERV             CL I           SERV CL
                                -----------------------------------------------------------------------------------
0.55%                              $       --      $    262,670     $        --      $       849       $       68
0.75%                                 685,577        14,575,912       5,412,577           79,452        2,587,584
0.85%                                      --        35,787,246              --          214,233          221,373
0.95%                                 376,308         8,158,772       3,936,932           27,762        1,852,908
1.00%                                  19,866         3,273,389         217,147               63          295,752
1.05%                                      --        15,955,851              --          165,750          137,594
1.10%                                      --        11,019,737              --           26,072           32,168
1.20%                                  37,654         1,762,748         264,861              737          123,361
1.25%                                      --                --              --               --               --
1.25%                                      --           207,684              --               63            3,573
1.30%                                      --         5,552,341              --           11,027           33,599
1.45%                                      --           480,862              --               63            4,771
-------------------------------------------------------------------------------------------------------------------
Total                              $1,119,405      $ 97,037,212     $ 9,831,517      $   526,071       $5,292,751
-------------------------------------------------------------------------------------------------------------------

                                      MFS              MFS             NB AMT           NB AMT           OPPEN
                                    NEW DIS,        UTILITIES,         INTL,       SOC RESPONSIVE,     GLOBAL SEC
SUBACCOUNT                          SERV CL          SERV CL            CL S             CL S           VA, SERV
                                -----------------------------------------------------------------------------------
0.55%                              $    2,356      $     43,115     $    50,918      $        --       $    9,742
0.75%                               2,436,588         4,148,984       3,323,561               --        2,366,512
0.85%                                      --         1,179,602       7,451,942           95,387        1,105,642
0.95%                               1,286,218         3,453,051       1,790,218               --        1,908,138
1.00%                                 107,477           548,984         660,613               --          654,071
1.05%                                      --         1,298,290       3,256,054          143,344          672,254
1.10%                                      --           147,627       2,179,990           41,843          140,301
1.20%                                  78,140           367,383         372,158               --          452,090
1.25%                                      --                --              --               --               --
1.25%                                      --            24,711          35,043              773            8,366
1.30%                                      --           104,548       1,115,030            1,205           61,299
1.45%                                      --            58,346          71,101               70           40,477
-------------------------------------------------------------------------------------------------------------------
Total                              $3,910,779      $ 11,374,641     $20,306,628      $   282,622       $7,418,892
-------------------------------------------------------------------------------------------------------------------

                                                      OPPEN                                              PUT VT
                                     OPPEN            GLOBAL           OPPEN            PIMCO         GLOBAL HLTH
                                 MAIN ST SM CAP   STRATEGIC INC         VAL         VIT ALL ASSET,       CARE,
SUBACCOUNT                          VA, SERV         VA, SERV         VA, SERV        ADVISOR CL         CL IB
                                -----------------------------------------------------------------------------------
0.55%                              $    1,738      $    250,903     $        --      $   172,370       $    8,940
0.75%                                 895,120        34,283,712              --       13,219,414          863,148
0.85%                                 468,618        44,906,360         605,425       26,731,028               --
0.95%                                 768,811        21,898,999              --        8,235,772          511,474
1.00%                                  84,121         6,708,318              --        3,248,830          223,313
1.05%                                 290,905        22,064,217         448,003       12,124,576               --
1.10%                                  16,420        15,179,843          21,078        8,382,475               --
1.20%                                  86,984         4,495,558              --        1,879,903           88,344
1.25%                                      --                --              --               --               --
1.25%                                   2,098           412,307          15,196          180,668               --
1.30%                                  37,305         9,092,345           2,411        4,283,978               --
1.45%                                     480         1,137,257           1,769          381,089               --
-------------------------------------------------------------------------------------------------------------------
Total                              $2,652,600      $160,429,819     $ 1,093,882      $78,840,103       $1,695,219
-------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    87

                                                PUT VT           PUT VT           PUT VT           ROYCE             DISC
                                               INTL EQ,         NEW OPP,          VISTA,         MICRO-CAP,      ASSET ALLOC,
SUBACCOUNT                                      CL IB            CL IA            CL IB          INVEST CL           AGGR
                                           -----------------------------------------------------------------------------------
0.55%                                         $       56      $        --      $        47      $        --      $        875
0.75%                                          1,696,469               --          873,489          613,490             4,733
0.85%                                                 --               --               --               --            35,814
0.95%                                            709,487               --          301,238          672,777            12,494
1.00%                                            221,070               --           41,222               --                65
1.05%                                                 --               --               --               --            28,605
1.10%                                                 --               --               --               --                65
1.20%                                             48,928               --            8,810               --             7,535
1.25%                                                 --               --               --               --                --
1.25%                                                 --        5,674,160               --               --             3,039
1.30%                                                 --               --               --               --                65
1.45%                                                 --               --               --               --                65
------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,676,010      $ 5,674,160      $ 1,224,806      $ 1,286,267      $     93,355
------------------------------------------------------------------------------------------------------------------------------

                                                 DISC             DISC             DISC             DISC           VP DAVIS
                                             ASSET ALLOC,     ASSET ALLOC,     ASSET ALLOC,     ASSET ALLOC,     NY VENTURE,
SUBACCOUNT                                     CONSERV            MOD            MOD AGGR       MOD CONSERV          CL 3
                                           -----------------------------------------------------------------------------------
0.55%                                         $       74      $        69      $        67      $        71      $    275,655
0.75%                                            248,922        1,029,593          114,319          683,557        15,296,952
0.85%                                             73,865          301,851           48,804          257,508        37,423,778
0.95%                                            112,518          539,292          116,656          716,293         8,347,202
1.00%                                             14,151           25,724           83,679           21,824         3,463,601
1.05%                                             67,980          325,193           16,713          191,767        16,443,713
1.10%                                            135,092           16,886           11,647            8,070        11,356,844
1.20%                                            244,309            1,745            5,230          117,507         1,819,979
1.25%                                                 --               --               --               --                --
1.25%                                             17,824              482           37,366           38,696           178,864
1.30%                                             22,165            6,505            1,861            5,411         5,689,890
1.45%                                             25,622            4,347               66              669           398,067
------------------------------------------------------------------------------------------------------------------------------
Total                                         $  962,522      $ 2,251,687      $   436,408      $ 2,041,373      $100,694,545
------------------------------------------------------------------------------------------------------------------------------

                                                VP GS           VP PTNRS          RVS VP           RVS VP           RVS VP
                                             MID CAP VAL,     SM CAP VAL,          BAL,          CASH MGMT,       DIV BOND,
SUBACCOUNT                                       CL 3             CL 3             CL 3             CL 3             CL 3
                                           -----------------------------------------------------------------------------------
0.55%                                         $       55      $   175,162      $        --      $     2,444      $  1,093,920
0.75%                                            142,689       14,333,197        2,499,951       12,968,857        51,570,108
0.85%                                             24,658       23,595,003          633,558        4,647,198        75,186,381
0.95%                                             84,208        8,121,887        1,431,694       12,253,961        34,546,061
1.00%                                             35,356        2,650,094          289,104        1,246,445        10,682,842
1.05%                                             58,285       10,311,345          193,490        5,120,168        36,993,436
1.10%                                             19,028        7,183,023          130,381          898,842        27,222,302
1.20%                                              8,844        1,582,971          369,540        1,377,147         6,908,348
1.25%                                                 --               --           37,424(1)       117,675(1)        661,447(1)
1.25%                                                688          119,756        5,920,481(2)     2,889,134(2)      8,244,604(2)
1.30%                                              4,095        3,609,651           98,890        1,040,210        14,643,454
1.45%                                                461          246,369           32,602          737,318         1,863,663
------------------------------------------------------------------------------------------------------------------------------
Total                                         $  378,367      $71,928,458      $11,637,115      $43,299,399      $269,616,566
------------------------------------------------------------------------------------------------------------------------------




 88    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                             RVS VP
                                                                                             GLOBAL
                                          RVS VP           RVS VP           RVS VP       INFLATION PROT       RVS VP
                                       DIV EQ INC,        DYN EQ,        GLOBAL BOND,         SEC,           HI YIELD
SUBACCOUNT                                 CL 3             CL 3             CL 3             CL 3          BOND, CL 3
                                     -----------------------------------------------------------------------------------
0.55%                                  $    457,784     $    24,316      $   134,816      $    254,299     $     2,953
0.75%                                    37,178,653       7,889,326       17,720,945        20,911,986      11,663,850
0.85%                                    44,955,341         118,836       25,374,072        38,204,247         982,267
0.95%                                    22,322,019       3,419,870       12,309,309        12,613,198       8,162,990
1.00%                                     6,370,910         809,951        3,225,842         4,649,650       1,311,353
1.05%                                    20,234,487          61,895       12,567,001        18,774,206         792,850
1.10%                                    13,414,509              81        9,086,369        13,258,698         168,592
1.20%                                     4,119,543         545,646        2,409,851         3,075,882         891,162
1.25%                                       281,235(1)           80(1)       217,059(1)             --          17,332(1)
1.25%                                     9,549,331(2)   11,671,483(2)     2,471,967(2)        294,530       4,884,985(2)
1.30%                                     6,957,077              80        4,914,577         7,041,597         180,540
1.45%                                       567,705              79          643,707           750,918          30,369
------------------------------------------------------------------------------------------------------------------------
Total                                  $166,408,594     $24,541,643      $91,075,515      $119,829,211     $29,089,243
------------------------------------------------------------------------------------------------------------------------

                                          RVS VP           RVS VP           RVS VP           RVS VP           RVS VP
                                         INC OPP,       MID CAP GRO,     MID CAP VAL,       S&P 500,     SHORT DURATION,
SUBACCOUNT                                 CL 3             CL 3             CL 3             CL 3             CL 3
                                     -----------------------------------------------------------------------------------
0.55%                                  $    214,643     $       347      $   200,480      $     15,176     $     3,193
0.75%                                    16,363,125       1,306,229        2,618,285         3,999,552       8,646,139
0.85%                                    34,470,698         121,228        3,210,988           222,771       1,324,798
0.95%                                    10,005,755       1,031,385        1,724,510         3,322,339       7,199,921
1.00%                                     3,571,508         103,102          398,716           375,397         876,277
1.05%                                    16,494,386         142,665        1,538,038           115,169         470,133
1.10%                                    11,763,437          22,286          676,612           124,789         334,513
1.20%                                     2,121,772          84,179          249,922           397,776         517,485
1.25%                                            --           2,197(1)            --                --              --
1.25%                                       281,731       2,861,004(2)        21,475                69           7,337
1.30%                                     6,077,713          28,615          448,697            36,102         356,679
1.45%                                       558,710           1,504           31,231             5,206         195,511
------------------------------------------------------------------------------------------------------------------------
Total                                  $101,923,478     $ 5,704,741      $11,118,954      $  8,614,346     $19,931,986
------------------------------------------------------------------------------------------------------------------------

                                          SEL VP           SEL VP           SEL VP          THDL VP          THDL VP
                                           GRO,         LG CAP VAL,      SM CAP VAL,       EMER MKTS,       INTL OPP,
SUBACCOUNT                                 CL 3             CL 3             CL 3             CL 3             CL 3
                                     -----------------------------------------------------------------------------------
0.55%                                  $        529     $        49      $        75      $    142,489     $     8,568
0.75%                                     2,725,789          85,241        1,310,036         8,077,167       1,649,134
0.85%                                       212,906          39,706           36,087         8,707,635         139,541
0.95%                                     1,349,430          60,450          756,132         5,710,990       1,559,062
1.00%                                       468,379          19,537          153,531         1,245,246         251,069
1.05%                                       163,504          25,697           66,257         4,577,009         234,723
1.10%                                        11,162           8,393           13,212         2,333,621          28,607
1.20%                                       198,931          16,131           95,062         1,052,403         140,776
1.25%                                            --              --               --            71,045(1)        3,667(1)
1.25%                                            65              63            2,655         6,831,320(2)    5,720,203(2)
1.30%                                        34,063              63            9,859         1,147,322          65,595
1.45%                                            64             590               66           103,802          23,803
------------------------------------------------------------------------------------------------------------------------
Total                                  $  5,164,822     $   255,920      $ 2,442,972      $ 40,000,049     $ 9,824,748
------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    89

                                                THIRD           VANK LIT         VANK UIF         VANK UIF
                                                 AVE           COMSTOCK,          GLOBAL        MID CAP GRO,        WANGER
SUBACCOUNT                                       VAL             CL II       REAL EST, CL II       CL II             INTL
                                           -----------------------------------------------------------------------------------
0.55%                                        $        --      $   108,786      $    56,239       $    6,842      $   119,206
0.75%                                            831,254        9,596,283        2,692,289        1,080,751       15,151,674
0.85%                                                 --       11,378,771        5,659,491          296,128       13,858,995
0.95%                                          1,202,834        5,007,415        1,520,292          595,698        8,842,421
1.00%                                                 --        1,841,029          550,598          104,552        2,436,762
1.05%                                                 --        5,062,597        2,370,454          230,298        6,206,117
1.10%                                                 --        3,559,122        1,563,099          116,398        3,866,474
1.20%                                                 --        1,379,763          296,414          168,865        1,596,212
1.25%                                                 --               --               --               --               --
1.25%                                                 --           66,008           31,326           11,799           94,689
1.30%                                                 --        1,857,886          806,800           40,376        2,050,509
1.45%                                                 --          162,971           51,861            2,405          182,130
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 2,034,088      $40,020,631      $15,598,863       $2,654,112      $54,405,189
------------------------------------------------------------------------------------------------------------------------------

                                                                 WF ADV           WF ADV           WF ADV           WF ADV
                                                WANGER          VT INDEX            VT               VT               VT
SUBACCOUNT                                       USA          ASSET ALLOC       INTL CORE           OPP           SM CAP GRO
                                           -----------------------------------------------------------------------------------
0.55%                                        $    98,401      $        --      $        --       $       87      $     5,366
0.75%                                         15,792,855        2,059,656          643,046        1,038,117        2,283,735
0.85%                                         10,321,549               --               --           84,575          588,237
0.95%                                         10,595,427        1,156,945          163,845          978,191        1,454,182
1.00%                                          2,203,092          231,790           25,239          126,830          210,768
1.05%                                          4,591,968               --               --          157,456          590,785
1.10%                                          2,562,682               --               --           39,325          132,917
1.20%                                          1,610,141          101,061               75           55,572          324,589
1.25%                                                 --               --               --               --               --
1.25%                                             81,551               --               --            6,573           61,297
1.30%                                          1,421,386               --               --            2,551           54,448
1.45%                                             98,430               --               --            2,243            6,405
------------------------------------------------------------------------------------------------------------------------------
Total                                        $49,377,482      $ 3,549,452      $   832,205       $2,491,520      $ 5,712,729
------------------------------------------------------------------------------------------------------------------------------


  (1) Applicable to RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access products only.
  (2) Applicable to FPA product only.

9.  FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2009 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense.


                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------
INVESCO VI CAP
  APPR, SER I
2009                     790      $0.53  to  $0.52          $411         0.57%      0.75%   to  0.95%   20.17%      to   19.93%
2008                   1,101      $0.44  to  $0.43          $477            --      0.75%   to  0.95%  (42.92%)     to  (43.04%)
2007                   1,650      $0.77  to  $0.75        $1,253            --      0.75%   to  0.95%   11.17%      to   10.95%
2006                   1,938      $0.69  to  $0.68        $1,325         0.06%      0.75%   to  0.95%    5.51%      to    5.30%
2005                   2,111      $0.65  to  $0.65        $1,370         0.06%      0.75%   to  0.95%    8.02%      to    7.81%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2009                   6,937      $0.89  to  $0.84        $6,043         0.27%      0.55%   to  1.45%   20.05%      to   18.98%
2008                   8,123      $0.74  to  $0.70        $5,926            --      0.55%   to  1.45%  (42.94%)     to  (43.45%)
2007                   9,492      $1.30  to  $1.24       $12,160            --      0.55%   to  1.45%   11.12%      to   10.12%
2006                  10,168      $1.17  to  $1.13       $11,762            --      0.55%   to  1.45%    5.48%      to   10.65%(8)
2005                  12,337      $1.11  to  $1.34       $13,662            --      0.55%   to  1.20%    7.98%      to    7.29%
------------------------------------------------------------------------------------------------------------------------------


 90    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER I
2009                     501      $1.06  to  $1.04          $530            --      0.75%   to  0.95%   41.31%      to   41.02%
2008                     626      $0.75  to  $0.74          $469            --      0.75%   to  0.95%  (47.42%)     to  (47.53%)
2007                     798      $1.43  to  $1.41        $1,138            --      0.75%   to  0.95%   10.01%      to    9.79%
2006                     955      $1.30  to  $1.29        $1,238            --      0.75%   to  0.95%   15.65%      to   15.42%
2005                   1,145      $1.13  to  $1.11        $1,284            --      0.75%   to  0.95%    8.79%      to    8.57%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2009                   1,600      $1.08  to  $0.91        $1,708            --      0.55%   to  1.45%   41.21%      to   39.95%
2008                   2,060      $0.76  to  $0.65        $1,588            --      0.55%   to  1.45%  (47.42%)     to  (47.89%)
2007                   2,571      $1.45  to  $1.25        $3,873            --      0.55%   to  1.45%    9.94%      to    8.95%
2006                   2,255      $1.32  to  $1.15        $3,311            --      0.55%   to  1.45%   15.62%      to   12.15%(8)
2005                   1,938      $1.14  to  $1.60        $2,518            --      0.55%   to  1.20%    8.67%      to    7.97%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2009                   6,436      $1.71  to  $1.71       $11,112         1.75%      1.25%   to  1.25%   26.71%      to   26.71%
2008                   8,124      $1.35  to  $1.35       $11,053         1.89%      1.25%   to  1.25%  (31.01%)     to  (31.01%)
2007                  11,316      $1.96  to  $1.96       $22,274         0.96%      1.25%   to  1.25%    6.77%      to    6.77%
2006                  15,911      $1.83  to  $1.83       $29,289         0.50%      1.25%   to  1.25%   15.26%      to   15.26%
2005                  22,011      $1.59  to  $1.59       $35,121         1.39%      1.25%   to  1.25%    4.01%      to    4.01%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI DYN, SER I
2009                     358      $1.03  to  $1.45          $366            --      0.75%   to  1.20%   41.38%      to   40.74%
2008                     429      $0.73  to  $1.03          $312            --      0.75%   to  1.20%  (48.47%)     to  (48.70%)
2007                     615      $1.41  to  $2.01          $868            --      0.75%   to  1.20%   11.34%      to   10.84%
2006                     799      $1.27  to  $1.82        $1,013            --      0.75%   to  1.20%   15.25%      to   14.73%
2005                   1,004      $1.10  to  $1.58        $1,107            --      0.75%   to  1.20%    9.89%      to    9.40%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI FIN SERV, SER I
2009                   2,523      $0.50  to  $0.61        $1,375         3.65%      0.55%   to  1.20%   26.73%      to   25.91%
2008                   1,397      $0.39  to  $0.49          $600         3.44%      0.55%   to  1.20%  (59.67%)     to  (59.93%)
2007                     855      $0.98  to  $1.22          $913         1.36%      0.55%   to  1.20%  (22.64%)     to  (23.15%)
2006                   1,169      $1.26  to  $1.58        $1,638         1.59%      0.55%   to  1.20%   15.81%      to   15.06%
2005                   1,061      $1.09  to  $1.37        $1,271         1.27%      0.55%   to  1.20%    5.33%      to    4.65%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI FIN SERV, SER II
2009                   2,455      $0.45  to  $0.44        $1,097         3.84%      0.85%   to  1.45%   26.22%      to   25.47%
2008                   1,443      $0.36  to  $0.35          $511         3.36%      0.85%   to  1.45%  (59.90%)     to  (60.15%)
2007                     687      $0.89  to  $0.88          $608         3.08%      0.85%   to  1.45%  (23.05%)     to  (23.52%)
2006                      60      $1.15  to  $1.15           $69         5.89%      0.85%   to  1.45%   13.63%(8)   to   13.34%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI GLOBAL HLTH, SER II
2009                   2,297      $1.02  to  $1.04        $2,382         0.12%      0.55%   to  1.45%   26.69%      to   25.56%
2008                   2,346      $0.81  to  $0.83        $1,923            --      0.55%   to  1.45%  (29.17%)     to  (29.81%)
2007                   1,965      $1.14  to  $1.19        $2,287            --      0.55%   to  1.45%   10.90%      to    9.90%
2006                   5,730      $1.03  to  $1.08        $5,980            --      0.55%   to  1.45%    3.11%(7)   to    5.97%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2009                  42,710      $1.25  to  $1.07       $48,223         1.53%      0.55%   to  1.45%   34.17%      to   32.97%
2008                  36,094      $0.93  to  $0.80       $30,573         0.73%      0.55%   to  1.45%  (40.87%)     to  (41.40%)
2007                  15,301      $1.58  to  $1.37       $22,117         0.87%      0.55%   to  1.45%   13.82%      to   12.79%
2006                     220      $1.39  to  $1.22          $283         3.03%      0.55%   to  1.45%   27.18%      to   19.40%(8)
2005                      --      $1.09  to  $1.09            $1         1.50%      0.55%   to  1.20%    8.29%(5)   to    8.17%(5)
------------------------------------------------------------------------------------------------------------------------------


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    91

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

INVESCO VI TECH, SER I
2009                   1,917      $1.07  to  $1.36        $1,483            --      0.55%   to  1.20%   56.54%      to   55.52%
2008                   1,972      $0.68  to  $0.88          $990            --      0.55%   to  1.20%  (44.81%)     to  (45.17%)
2007                   2,353      $1.24  to  $1.60        $2,117            --      0.55%   to  1.20%    7.11%      to    6.41%
2006                   2,508      $1.15  to  $1.50        $2,120            --      0.55%   to  1.20%    9.88%      to    9.17%
2005                   2,997      $1.05  to  $1.38        $2,366            --      0.55%   to  1.20%    1.61%      to    0.96%
------------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL THEMATIC GRO, CL B
2009                   2,013      $1.08  to  $1.14        $2,257            --      0.55%   to  1.45%   52.30%      to   50.93%
2008                   1,663      $0.71  to  $0.75        $1,233            --      0.55%   to  1.45%  (47.75%)     to  (48.22%)
2007                   1,790      $1.36  to  $1.46        $2,537            --      0.55%   to  1.45%   19.23%      to   18.16%
2006                   2,041      $1.14  to  $1.23        $2,392            --      0.55%   to  1.45%    7.79%      to   21.02%(8)
2005                     270      $1.06  to  $1.06          $287            --      0.55%   to  1.20%    5.87%(5)   to    5.76%(5)
------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2009                   9,067      $0.92  to  $0.84        $8,650         3.51%      0.55%   to  1.45%   19.69%      to   18.62%
2008                  11,492      $0.77  to  $0.71        $9,184         1.84%      0.55%   to  1.45%  (41.02%)     to  (41.55%)
2007                  15,833      $1.30  to  $1.21       $21,599         1.20%      0.55%   to  1.45%    4.28%      to    3.34%
2006                  17,407      $1.25  to  $1.17       $22,976         1.16%      0.55%   to  1.45%   16.34%      to   14.81%(8)
2005                  18,545      $1.08  to  $1.41       $21,157         1.26%      0.55%   to  1.20%    4.02%      to    3.35%
------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2009                  30,983      $1.07  to  $0.78       $36,824         0.83%      0.55%   to  1.45%   33.62%      to   32.42%
2008                  60,527      $0.80  to  $0.59       $49,552         0.87%      0.55%   to  1.45%  (53.54%)     to  (53.96%)
2007                  40,252      $1.73  to  $1.28       $81,765         0.98%      0.55%   to  1.45%    5.00%      to    4.05%
2006                  26,216      $1.64  to  $1.23       $60,645         1.25%      0.55%   to  1.45%   34.38%      to   20.40%(8)
2005                  16,717      $1.22  to  $2.06       $31,785         0.46%      0.55%   to  1.20%   15.88%      to   15.13%
------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2009                     256      $1.04  to  $1.02          $267            --      0.85%   to  1.45%   35.94%      to   35.13%
2008                     171      $0.77  to  $0.76          $132            --      0.85%   to  1.45%  (40.33%)     to  (40.69%)
2007                     115      $1.29  to  $1.28          $149            --      0.85%   to  1.45%   12.65%      to   11.97%
2006                      15      $1.14  to  $1.14           $18            --      0.85%   to  1.45%   12.47%(8)   to   12.18%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2009                     908      $0.88  to  $0.86          $790         2.17%      0.75%   to  0.95%   32.76%      to   32.50%
2008                   1,221      $0.66  to  $0.65          $801         0.91%      0.75%   to  0.95%  (45.24%)     to  (45.35%)
2007                   1,837      $1.21  to  $1.19        $2,203         0.64%      0.75%   to  0.95%   17.17%      to   16.93%
2006                   1,995      $1.03  to  $1.02        $2,045         1.66%      0.75%   to  0.95%   24.09%      to   23.85%
2005                   2,315      $0.83  to  $0.82        $1,915         1.15%      0.75%   to  0.95%   12.41%      to   12.18%
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2009                   2,381      $1.26  to  $1.56        $2,948         2.04%      0.55%   to  1.20%   32.90%      to   32.04%
2008                   3,073      $0.95  to  $1.18        $2,900         0.67%      0.55%   to  1.20%  (45.20%)     to  (45.56%)
2007                   3,652      $1.73  to  $2.17        $6,327         0.52%      0.55%   to  1.20%   17.27%      to   16.50%
2006                   3,778      $1.48  to  $1.87        $5,576         1.42%      0.55%   to  1.20%   24.06%      to   23.26%
2005                   3,834      $1.19  to  $1.51        $4,601         0.96%      0.55%   to  1.20%   12.49%      to   11.76%
------------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2009                  13,136      $0.88  to  $1.06       $13,258         4.07%      0.55%   to  1.45%   29.09%      to   27.93%
2008                  17,191      $0.68  to  $0.83       $13,427         0.07%      0.55%   to  1.45%  (24.92%)     to  (25.60%)
2007                  17,422      $0.90  to  $1.12       $18,180         1.20%      0.55%   to  1.45%  (10.10%)(11) to   (3.84%)
2006                     281      $1.17  to  $1.16          $328         2.37%      0.85%   to  1.45%   15.11%(8)   to   14.81%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------


 92    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2009                   2,530      $0.93  to  $0.99        $2,403         0.16%      0.55%   to  1.45%   33.78%      to   32.59%
2008                   2,428      $0.69  to  $0.75        $1,737            --      0.55%   to  1.45%  (41.96%)     to  (42.49%)
2007                   2,318      $1.20  to  $1.30        $2,849            --      0.55%   to  1.45%   20.18%      to   19.09%
2006                  12,682      $1.00  to  $1.09       $13,004            --      0.55%   to  1.45%   (3.92%)     to    6.99%(8)
2005                   1,754      $1.04  to  $1.04        $1,816            --      0.55%   to  1.20%    3.73%(5)   to    3.62%(5)
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2009                   1,000      $1.59  to  $1.56        $1,577         6.11%      0.75%   to  0.95%   18.97%      to   18.73%
2008                   7,121      $1.34  to  $1.78       $12,107         2.73%      0.75%   to  1.25%  (27.32%)     to  (27.69%)
2007                  11,636      $1.84  to  $2.46       $27,160         1.73%      0.75%   to  1.25%   (5.85%)     to   (6.32%)
2006                  16,509      $1.95  to  $2.63       $41,529         1.48%      0.75%   to  1.25%   17.77%      to   17.18%
2005                  21,842      $1.66  to  $2.24       $47,297         0.87%      0.75%   to  1.25%    4.25%      to    3.73%
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2009                  13,656      $1.04  to  $0.92       $16,532         5.50%      0.55%   to  1.45%   19.07%      to   18.00%
2008                  15,321      $0.87  to  $0.78       $15,877         2.47%      0.55%   to  1.45%  (27.21%)     to  (27.86%)
2007                  21,545      $1.20  to  $1.09       $31,158         1.40%      0.55%   to  1.45%   (5.83%)     to   (6.68%)
2006                  21,607      $1.27  to  $1.16       $34,374         1.20%      0.55%   to  1.45%   17.82%      to   14.75%(8)
2005                  21,144      $1.08  to  $1.47       $28,929         0.61%      0.55%   to  1.20%    4.28%      to    3.61%
------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2009                   2,397      $1.01  to  $1.15        $2,240         1.89%      0.55%   to  1.20%   24.61%      to   23.80%
2008                   3,219      $0.81  to  $0.93        $2,452         2.44%      0.55%   to  1.20%  (31.70%)     to  (32.14%)
2007                   3,616      $1.18  to  $1.37        $4,031         2.39%      0.55%   to  1.20%    2.19%      to    1.53%
2006                   3,695      $1.16  to  $1.35        $4,052         2.60%      0.55%   to  1.20%    8.18%      to    7.48%
2005                   3,158      $1.07  to  $1.26        $3,217         2.09%      0.55%   to  1.20%    5.07%      to    4.39%
------------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2009                   4,210      $1.16  to  $1.13        $4,838        10.64%      0.55%   to  1.45%   43.13%      to   41.84%
2008                   4,375      $0.81  to  $0.80        $3,525        10.58%      0.55%   to  1.45%  (25.17%)     to  (25.84%)
2007                   5,726      $1.09  to  $1.08        $6,188         5.15%      0.55%   to  1.45%    1.14%      to    0.23%
2006                   5,435      $1.07  to  $1.08        $5,824         3.34%      0.55%   to  1.45%    7.36%(6)   to    7.57%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

COL MARSICO GRO, VS CL A
2009                 119,442      $0.91  to  $0.96      $113,537         0.88%      0.55%   to  1.45%   25.97%      to   24.84%
2008                  83,757      $0.72  to  $0.77       $63,098         0.34%      0.55%   to  1.45%  (39.78%)     to  (40.32%)
2007                  48,572      $1.20  to  $1.29       $60,711         0.07%      0.55%   to  1.45%   16.83%      to   15.78%
2006                  21,577      $1.02  to  $1.12       $22,718            --      0.55%   to  1.45%    2.95%(7)   to   10.17%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2009                   4,521      $0.89  to  $0.98        $4,184         1.90%      0.55%   to  1.45%   37.19%      to   35.96%
2008                   5,342      $0.65  to  $0.72        $3,602         1.34%      0.55%   to  1.45%  (48.77%)     to  (49.23%)
2007                   4,646      $1.27  to  $1.42        $6,072         0.17%      0.55%   to  1.45%   19.02%      to   17.94%
2006                  10,130      $1.07  to  $1.20       $11,237         0.53%      0.55%   to  1.45%    6.74%(7)   to   18.34%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2009                   4,680      $0.89  to  $0.88        $4,131        12.12%      0.55%   to  1.45%   18.82%      to   17.75%
2008                   4,073      $0.75  to  $0.75        $3,033         1.34%      0.55%   to  1.45%  (34.09%)     to  (34.69%)
2007                   2,413      $1.13  to  $1.14        $2,735         4.04%      0.55%   to  1.45%   16.68%      to   15.63%
2006                   9,027      $0.97  to  $0.99        $8,820         4.39%      0.55%   to  1.45%   (4.10%)(7)  to   (2.13%)(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    93

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX I
2009                   5,113      $1.09  to  $0.98        $5,076         1.12%      0.75%   to  1.25%    8.52%(13)  to   23.12%
2008                   6,268      $0.80  to  $0.80        $5,014            --      1.25%   to  1.25%  (35.41%)     to  (35.41%)
2007                   9,029      $1.24  to  $1.24       $11,188            --      1.25%   to  1.25%   (2.07%)     to   (2.07%)
2006                  13,915      $1.26  to  $1.26       $17,607            --      1.25%   to  1.25%    3.47%      to    3.47%
2005                  20,254      $1.22  to  $1.22       $24,771            --      1.25%   to  1.25%   (3.89%)     to   (3.89%)
------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2009                     285      $0.95  to  $0.93          $271         3.76%      0.85%   to  1.45%   23.83%      to   23.10%
2008                     280      $0.77  to  $0.76          $215         1.40%      0.85%   to  1.45%  (42.85%)     to  (43.19%)
2007                     186      $1.35  to  $1.34          $251         0.93%      0.85%   to  1.45%   15.85%      to   15.14%
2006                      60      $1.16  to  $1.16           $70            --      0.85%   to  1.45%   14.81%(8)   to   14.51%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2009                  54,109      $1.08  to  $1.05       $57,630         4.79%      0.55%   to  1.45%   43.52%      to   42.23%
2008                  38,615      $0.76  to  $0.73       $28,774         5.74%      0.55%   to  1.45%  (27.54%)     to  (28.19%)
2007                  29,866      $1.04  to  $1.02       $30,846         6.25%      0.55%   to  1.45%    1.08%      to    0.16%
2006                  20,695      $1.03  to  $1.02       $21,264         6.14%      0.55%   to  1.45%    3.15%(7)   to    2.17%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2009                   2,766      $1.08  to  $1.07        $3,109         1.14%      0.75%   to  1.45%   34.73%      to   33.79%
2008                   2,014      $0.80  to  $0.80        $1,672         1.14%      0.75%   to  1.45%  (33.51%)     to  (33.97%)
2007                   2,486      $1.20  to  $1.21        $3,119         0.82%      0.75%   to  1.45%    7.20%      to    6.45%
2006                   2,817      $1.12  to  $1.13        $3,329         1.00%      0.75%   to  1.45%   11.56%      to   11.42%(8)
2005                   2,970      $1.00  to  $1.31        $3,141         0.76%      0.75%   to  1.20%    7.93%      to    7.45%
------------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2009                  52,577      $1.13  to  $0.86       $49,158         0.27%      0.55%   to  1.45%   14.84%      to   13.81%
2008                   1,913      $0.98  to  $0.76        $1,793            --      0.55%   to  1.45%  (41.92%)     to  (42.44%)
2007                   2,622      $1.69  to  $1.32        $4,281         2.07%      0.55%   to  1.45%   14.09%      to   13.07%
2006                   3,121      $1.48  to  $1.16        $4,544         3.59%      0.55%   to  1.45%   22.21%      to   14.55%(8)
2005                   2,435      $1.21  to  $1.21        $2,945         3.75%      0.55%   to  1.20%   15.04%      to   14.30%
------------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2009                  47,996      $0.93  to  $0.97       $45,708         0.92%      0.55%   to  1.45%   34.73%      to   33.52%
2008                  87,551      $0.69  to  $0.73       $62,382         0.96%      0.55%   to  1.45%  (43.01%)     to  (43.52%)
2007                  62,280      $1.21  to  $1.29       $77,767         0.88%      0.55%   to  1.45%   16.66%      to   15.61%
2006                  39,656      $1.03  to  $1.11       $41,947         1.73%      0.55%   to  1.45%    3.50%(7)   to    9.60%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2009                   2,449      $0.89  to  $0.87        $2,163         0.95%      0.75%   to  0.95%   26.21%      to   25.96%
2008                   3,326      $0.70  to  $0.69        $2,329         0.87%      0.75%   to  0.95%  (42.21%)     to  (42.33%)
2007                   5,142      $1.22  to  $1.20        $6,229         1.66%      0.75%   to  0.95%   11.16%      to   10.94%
2006                   6,021      $1.10  to  $1.08        $6,567         0.85%      0.75%   to  0.95%   12.17%      to   11.94%
2005                   6,876      $0.98  to  $0.97        $6,693         1.42%      0.75%   to  0.95%    6.72%      to    6.51%
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2009                  12,843      $0.98  to  $1.16       $13,318         0.83%      0.55%   to  1.20%   26.33%      to   25.50%
2008                  15,851      $0.78  to  $0.92       $13,101         0.84%      0.55%   to  1.20%  (42.21%)     to  (42.59%)
2007                  20,937      $1.34  to  $1.61       $30,036         1.39%      0.55%   to  1.20%   11.24%      to   10.52%
2006                  25,535      $1.21  to  $1.45       $33,068         0.71%      0.55%   to  1.20%   12.24%      to   11.51%
2005                  27,566      $1.08  to  $1.30       $31,921         1.23%      0.55%   to  1.20%    6.81%      to    6.12%
------------------------------------------------------------------------------------------------------------------------------


 94    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2009                   2,598      $1.83  to  $1.80        $4,717         0.54%      0.75%   to  0.95%   38.97%      to   38.69%
2008                   3,682      $1.32  to  $1.29        $4,814         0.33%      0.75%   to  0.95%  (39.96%)     to  (40.08%)
2007                   5,520      $2.19  to  $2.16       $12,021         0.71%      0.75%   to  0.95%   14.62%      to   14.39%
2006                   6,194      $1.91  to  $1.89       $11,782         0.26%      0.75%   to  0.95%   11.75%      to   11.53%
2005                   6,837      $1.71  to  $1.69       $11,648         1.59%      0.75%   to  0.95%   17.32%      to   17.09%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2009                  43,897      $1.33  to  $1.04       $64,438         0.43%      0.55%   to  1.45%   38.99%      to   37.74%
2008                  58,773      $0.95  to  $0.76       $62,465         0.25%      0.55%   to  1.45%  (39.94%)     to  (40.48%)
2007                  46,042      $1.59  to  $1.27       $91,829         0.49%      0.55%   to  1.45%   14.70%      to   13.67%
2006                  37,997      $1.38  to  $1.12       $74,334         0.16%      0.55%   to  1.45%   11.79%      to    9.65%(8)
2005                  31,182      $1.24  to  $1.96       $57,959         1.46%      0.55%   to  1.20%   17.37%      to   16.61%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2009                     776      $1.02  to  $1.00          $782         1.82%      0.75%   to  0.95%   25.49%      to   25.24%
2008                   1,106      $0.81  to  $0.80          $890         1.92%      0.75%   to  0.95%  (44.29%)     to  (44.40%)
2007                   1,970      $1.46  to  $1.44        $2,848         3.09%      0.75%   to  0.95%   16.32%      to   16.09%
2006                   2,274      $1.25  to  $1.24        $2,830         0.75%      0.75%   to  0.95%   17.07%      to   16.84%
2005                   2,233      $1.07  to  $1.06        $2,377         0.58%      0.75%   to  0.95%   18.08%      to   17.85%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2009                   7,380      $1.19  to  $0.92        $9,290         1.83%      0.55%   to  1.45%   25.53%      to   24.41%
2008                   9,113      $0.94  to  $0.74        $9,254         2.13%      0.55%   to  1.45%  (44.27%)     to  (44.77%)
2007                  11,215      $1.69  to  $1.34       $20,979         2.89%      0.55%   to  1.45%   16.41%      to   15.36%
2006                  11,138      $1.46  to  $1.16       $18,398         0.69%      0.55%   to  1.45%   17.12%      to   14.68%(8)
2005                  10,918      $1.24  to  $1.75       $15,626         0.48%      0.55%   to  1.20%   18.12%      to   17.37%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2009                   6,777      $0.76  to  $0.63        $8,474        12.94%      0.55%   to  1.45%   18.43%      to   17.37%
2008                   8,312      $0.64  to  $0.54        $9,000         1.02%      0.55%   to  1.45%  (42.71%)     to  (43.22%)
2007                  11,942      $1.12  to  $0.95       $23,237         2.44%      0.55%   to  1.45%  (21.30%)     to  (22.01%)
2006                  15,867      $1.42  to  $1.22       $40,604         2.07%      0.55%   to  1.45%   19.92%      to   19.87%(8)
2005                  17,091      $1.19  to  $1.99       $37,630         1.38%      0.55%   to  1.20%   12.85%      to   12.12%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2009                   7,494      $1.09  to  $0.92       $11,588         1.66%      0.55%   to  1.45%   28.45%      to   27.30%
2008                   8,307      $0.85  to  $0.72       $10,292         1.16%      0.55%   to  1.45%  (33.38%)     to  (33.98%)
2007                  10,936      $1.27  to  $1.10       $21,074         0.65%      0.55%   to  1.45%   (2.92%)     to   (3.79%)
2006                  11,113      $1.31  to  $1.14       $23,423         0.64%      0.55%   to  1.45%   16.34%      to   11.41%(8)
2005                   9,779      $1.12  to  $1.71       $18,464         0.74%      0.55%   to  1.20%    8.17%      to    7.47%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2009                  14,798      $1.09  to  $0.89       $16,820         1.93%      0.55%   to  1.45%   25.36%      to   24.23%
2008                  16,737      $0.87  to  $0.72       $15,409         2.91%      0.55%   to  1.45%  (37.45%)     to  (38.02%)
2007                  20,731      $1.39  to  $1.16       $31,127         1.40%      0.55%   to  1.45%    2.91%      to    1.98%
2006                  17,585      $1.35  to  $1.14       $26,781         1.29%      0.55%   to  1.45%   17.73%      to   12.20%(8)
2005                  13,184      $1.15  to  $1.49       $17,394         0.89%      0.55%   to  1.20%    9.95%      to    9.24%
------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2009                   9,048      $1.15  to  $1.65       $17,889         1.70%      0.55%   to  1.20%   32.42%      to   31.56%
2008                  11,725      $0.87  to  $1.25       $17,534         0.86%      0.55%   to  1.20%  (37.40%)     to  (37.80%)
2007                  18,020      $1.39  to  $2.02       $42,946         0.70%      0.55%   to  1.20%    2.63%      to    1.97%
2006                  21,391      $1.36  to  $1.98       $49,689         0.90%      0.55%   to  1.20%   15.53%      to   14.78%
2005                  22,121      $1.17  to  $1.72       $44,587         0.72%      0.55%   to  1.20%   12.21%      to   11.48%
------------------------------------------------------------------------------------------------------------------------------


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    95

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2009                     283      $1.14  to  $1.12          $317         1.16%      0.75%   to  0.95%   26.72%      to   26.47%
2008                     337      $0.90  to  $0.88          $299         0.62%      0.75%   to  0.95%  (34.52%)     to  (34.65%)
2007                     506      $1.37  to  $1.35          $686         0.36%      0.75%   to  0.95%  (17.11%)     to  (17.28%)
2006                     612      $1.65  to  $1.63        $1,005         0.62%      0.75%   to  0.95%   11.43%      to   11.21%
2005                     707      $1.48  to  $1.47        $1,042         0.23%      0.75%   to  0.95%    5.28%      to    5.07%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2009                  10,686      $0.90  to  $0.81        $8,679         1.97%      0.55%   to  1.45%   20.48%      to   19.40%
2008                  13,087      $0.75  to  $0.68        $8,874         1.45%      0.55%   to  1.45%  (37.35%)     to  (37.91%)
2007                  17,065      $1.20  to  $1.09       $18,570         0.97%      0.55%   to  1.45%   (2.17%)     to   (3.05%)
2006                  19,773      $1.22  to  $1.13       $22,050         1.03%      0.55%   to  1.45%   12.27%      to   10.42%(8)
2005                  21,018      $1.09  to  $1.44       $20,965         1.12%      0.55%   to  1.20%    5.93%      to    5.24%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2009                   1,315      $0.57  to  $0.56          $743            --      0.75%   to  0.95%   43.36%      to   43.08%
2008                   1,546      $0.39  to  $0.39          $610         0.06%      0.75%   to  0.95%  (44.28%)     to  (44.39%)
2007                   1,812      $0.71  to  $0.70        $1,283         0.07%      0.75%   to  0.95%   20.82%      to   20.59%
2006                   2,074      $0.59  to  $0.58        $1,215            --      0.75%   to  0.95%   12.46%      to   12.24%
2005                   2,428      $0.52  to  $0.52        $1,267            --      0.75%   to  0.95%   11.19%      to   10.97%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2009                   2,342      $0.46  to  $1.61        $1,119            --      0.75%   to  1.20%   55.72%      to   55.03%
2008                   2,236      $0.30  to  $1.04          $686         0.09%      0.75%   to  1.20%  (44.39%)     to  (44.64%)
2007                   2,511      $0.54  to  $1.88        $1,393         0.35%      0.75%   to  1.20%   20.78%      to   20.24%
2006                   2,334      $0.44  to  $1.56        $1,085            --      0.75%   to  1.20%    7.03%      to    6.54%
2005                   2,443      $0.41  to  $1.47        $1,061            --      0.75%   to  1.20%   10.72%      to   10.22%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2009                 114,211      $0.86  to  $0.84       $97,037         0.38%      0.55%   to  1.45%   35.27%      to   34.06%
2008                  82,507      $0.63  to  $0.63       $52,029         0.64%      0.55%   to  1.45%  (40.20%)     to  (40.74%)
2007                  49,113      $1.06  to  $1.06       $51,993         0.66%      0.55%   to  1.45%    6.28%(11)  to    5.64%(11)
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2009                   6,188      $1.56  to  $3.04        $9,832         0.40%      0.75%   to  1.20%   77.73%      to   76.94%
2008                   8,127      $0.88  to  $1.72        $7,252         1.13%      0.75%   to  1.20%  (52.59%)     to  (52.80%)
2007                  10,021      $1.85  to  $3.64       $19,104         0.45%      0.75%   to  1.20%   27.06%      to   26.48%
2006                   9,436      $1.46  to  $2.88       $14,156         1.91%      0.75%   to  1.20%   45.54%      to   44.89%
2005                   9,115      $1.00  to  $1.99        $9,380         1.09%      0.75%   to  1.20%   30.96%      to   30.37%
------------------------------------------------------------------------------------------------------------------------------

LM CB VAR SM CAP GRO, CL I
2009                     622      $0.85  to  $0.83          $526            --      0.55%   to  1.45%   41.99%      to   40.72%
2008                     518      $0.60  to  $0.59          $310            --      0.55%   to  1.45%  (41.03%)     to  (41.57%)
2007                     471      $1.02  to  $1.01          $480            --      0.55%   to  1.45%    2.01%(10)  to    1.39%(10)
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2009                   7,699      $1.10  to  $1.05        $5,293         0.44%      0.55%   to  1.45%   38.33%      to   37.09%
2008                   8,742      $0.79  to  $0.77        $4,287         0.30%      0.55%   to  1.45%  (37.33%)     to  (37.89%)
2007                  10,490      $1.26  to  $1.23        $8,181         0.09%      0.55%   to  1.45%   10.41%      to    9.41%
2006                  13,195      $1.14  to  $1.13        $9,319            --      0.55%   to  1.45%    6.72%      to   11.09%(8)
2005                  14,893      $1.07  to  $1.25        $9,835         0.14%      0.55%   to  1.20%    3.66%      to    2.99%
------------------------------------------------------------------------------------------------------------------------------


 96    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2009                   4,192      $1.21  to  $1.48        $3,911            --      0.55%   to  1.20%   62.03%      to   60.98%
2008                   5,008      $0.75  to  $0.92        $2,907            --      0.55%   to  1.20%  (39.85%)     to  (40.24%)
2007                   6,207      $1.24  to  $1.54        $6,046            --      0.55%   to  1.20%    1.69%      to    1.02%
2006                   7,302      $1.22  to  $1.52        $7,048            --      0.55%   to  1.20%   12.31%      to   11.59%
2005                   8,986      $1.09  to  $1.37        $7,754            --      0.55%   to  1.20%    4.46%      to    3.78%
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2009                   6,819      $1.66  to  $1.22       $11,375         4.69%      0.55%   to  1.45%   32.14%      to   30.96%
2008                   7,505      $1.26  to  $0.93        $9,753         1.35%      0.55%   to  1.45%  (38.15%)     to  (38.71%)
2007                   8,562      $2.03  to  $1.51       $18,508         0.82%      0.55%   to  1.45%   26.85%      to   25.71%
2006                   7,956      $1.60  to  $1.20       $14,493         1.83%      0.55%   to  1.45%   30.24%      to   18.69%(8)
2005                   5,835      $1.23  to  $2.02        $8,430         0.44%      0.55%   to  1.20%   15.93%      to   15.19%
------------------------------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2009                  24,662      $0.76  to  $0.84       $20,307         3.72%      0.55%   to  1.45%   33.77%      to   32.57%
2008                  23,603      $0.57  to  $0.64       $14,506            --      0.55%   to  1.45%  (46.73%)     to  (47.21%)
2007                  17,665      $1.07  to  $1.20       $20,385         2.13%      0.55%   to  1.45%    2.64%      to    1.72%
2006                   9,756      $1.05  to  $1.18       $10,638         1.30%      0.55%   to  1.45%    4.11%(7)   to   17.74%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

NB AMT SOC RESPONSIVE, CL S
2009                     291      $0.97  to  $0.95          $283         2.11%      0.85%   to  1.45%   30.20%      to   29.42%
2008                     276      $0.75  to  $0.74          $206         1.87%      0.85%   to  1.45%  (39.94%)     to  (40.30%)
2007                     275      $1.25  to  $1.24          $342         0.02%      0.85%   to  1.45%    6.46%      to    5.82%
2006                     204      $1.17  to  $1.17          $239            --      0.85%   to  1.45%   14.92%(8)   to   14.62%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2009                   6,462      $1.23  to  $1.00        $7,419         1.96%      0.55%   to  1.45%   38.59%      to   37.35%
2008                   7,197      $0.89  to  $0.72        $6,000         1.32%      0.55%   to  1.45%  (40.66%)     to  (41.19%)
2007                   8,439      $1.50  to  $1.23       $12,037         1.11%      0.55%   to  1.45%    5.50%      to    4.55%
2006                   7,587      $1.42  to  $1.18       $10,525         0.67%      0.55%   to  1.45%   16.72%      to   15.96%(8)
2005                   3,888      $1.22  to  $1.21        $4,707         0.24%      0.55%   to  1.20%   13.44%      to   12.70%
------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2009                   2,613      $1.07  to  $0.92        $2,653         0.66%      0.55%   to  1.45%   36.13%      to   34.91%
2008                   2,861      $0.79  to  $0.68        $2,154         0.29%      0.55%   to  1.45%  (38.34%)     to  (38.90%)
2007                   3,794      $1.28  to  $1.12        $4,671         0.14%      0.55%   to  1.45%   (1.94%)     to   (2.82%)
2006                   2,782      $1.30  to  $1.15        $3,565         0.02%      0.55%   to  1.45%   14.03%      to   11.94%(8)
2005                   1,160      $1.14  to  $1.13        $1,319            --      0.55%   to  1.20%    9.12%      to    8.41%
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SERV
2009                 137,869      $1.21  to  $1.12      $160,430         0.23%      0.55%   to  1.45%   17.76%      to   16.70%
2008                 122,873      $1.03  to  $0.96      $122,363         4.40%      0.55%   to  1.45%  (14.95%)     to  (15.72%)
2007                 106,204      $1.21  to  $1.14      $125,150         2.45%      0.55%   to  1.45%    8.95%      to    7.97%
2006                  49,885      $1.11  to  $1.06       $54,689         2.95%      0.55%   to  1.45%    6.65%      to    5.92%(8)
2005                  18,152      $1.04  to  $1.03       $18,845         0.78%      0.55%   to  1.20%    1.92%      to    1.26%
------------------------------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2009                   1,286      $0.85  to  $0.84        $1,094         0.16%      0.85%   to  1.45%   31.45%      to   30.66%
2008                   1,208      $0.65  to  $0.64          $783         0.87%      0.85%   to  1.45%  (42.11%)     to  (42.46%)
2007                     678      $1.12  to  $1.11          $759         0.52%      0.85%   to  1.45%    4.80%      to    4.17%
2006                      54      $1.07  to  $1.07           $58            --      0.85%   to  1.45%    6.99%(9)   to    6.81%(9)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    97

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2009                  70,295      $1.13  to  $1.10       $78,840         6.92%      0.55%   to  1.45%   20.76%      to   19.68%
2008                  74,659      $0.94  to  $0.92       $69,596         6.53%      0.55%   to  1.45%  (16.37%)     to  (17.12%)
2007                  51,815      $1.12  to  $1.11       $57,982         8.16%      0.55%   to  1.45%    7.59%      to    6.62%
2006                  31,227      $1.04  to  $1.04       $32,574         9.00%      0.55%   to  1.45%    4.65%(7)   to    4.22%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2009                   1,463      $1.22  to  $1.34        $1,695        11.57%      0.55%   to  1.20%   25.31%      to   24.50%
2008                   1,931      $0.97  to  $1.08        $1,788            --      0.55%   to  1.20%  (17.52%)     to  (18.06%)
2007                   2,313      $1.18  to  $1.31        $2,612         0.82%      0.55%   to  1.20%   (1.15%)     to   (1.79%)
2006                   2,895      $1.19  to  $1.34        $3,345         0.36%      0.55%   to  1.20%    2.23%      to    1.57%
2005                   3,501      $1.17  to  $1.32        $3,987         0.06%      0.55%   to  1.20%   12.58%      to   11.85%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2009                   2,180      $1.11  to  $1.48        $2,676            --      0.55%   to  1.20%   23.95%      to   23.15%
2008                   2,934      $0.90  to  $1.20        $2,906         2.27%      0.55%   to  1.20%  (44.26%)     to  (44.62%)
2007                   4,260      $1.61  to  $2.17        $7,588         2.88%      0.55%   to  1.20%    7.77%      to    7.07%
2006                   4,789      $1.50  to  $2.02        $7,918         0.62%      0.55%   to  1.20%   27.03%      to   26.20%
2005                   5,645      $1.18  to  $1.60        $7,374         1.43%      0.55%   to  1.20%   11.58%      to   10.86%
------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2009                   5,013      $1.13  to  $1.13        $5,674         0.70%      1.25%   to  1.25%   30.84%      to   30.84%
2008                   6,554      $0.86  to  $0.86        $5,669         0.32%      1.25%   to  1.25%  (39.38%)     to  (39.38%)
2007                   8,906      $1.43  to  $1.43       $12,707         0.17%      1.25%   to  1.25%    4.69%      to    4.69%
2006                  12,653      $1.36  to  $1.36       $17,241         0.18%      1.25%   to  1.25%    7.48%      to    7.48%
2005                  17,270      $1.27  to  $1.27       $21,892         0.38%      1.25%   to  1.25%    8.96%      to    8.96%
------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2009                   2,400      $0.96  to  $1.26        $1,225            --      0.55%   to  1.20%   37.99%      to   37.09%
2008                   2,776      $0.69  to  $0.92        $1,018            --      0.55%   to  1.20%  (45.84%)     to  (46.20%)
2007                   3,609      $1.28  to  $1.71        $2,436            --      0.55%   to  1.20%    3.24%      to    2.57%
2006                   4,059      $1.24  to  $1.66        $2,664            --      0.55%   to  1.20%    4.88%      to    4.20%
2005                   4,962      $1.18  to  $1.60        $3,111            --      0.55%   to  1.20%   11.54%      to   10.81%
------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2009                     582      $2.23  to  $2.19        $1,286            --      0.75%   to  0.95%   56.86%      to   56.55%
2008                     740      $1.42  to  $1.40        $1,044         1.93%      0.75%   to  0.95%  (43.69%)     to  (43.81%)
2007                   1,270      $2.53  to  $2.49        $3,185         1.38%      0.75%   to  0.95%    3.20%      to    2.99%
2006                   1,484      $2.45  to  $2.42        $3,611         0.18%      0.75%   to  0.95%   20.17%      to   19.93%
2005                   1,683      $2.04  to  $2.02        $3,411         0.53%      0.75%   to  0.95%   10.78%      to   10.56%
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, AGGR
2009                     107      $0.87  to  $0.86           $93            --      0.55%   to  1.45%   23.12%      to   22.02%
2008                      16      $0.71  to  $0.71           $12            --      0.55%   to  1.45%  (29.70%)(12) to  (30.12%)(12)
2007                      --         --         --            --            --         --          --      --               --
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, CONSERV
2009                     991      $0.98  to  $0.96          $963            --      0.55%   to  1.45%   16.22%      to   15.18%
2008                     662      $0.84  to  $0.84          $555            --      0.55%   to  1.45%  (16.24%)(12) to  (16.74%)(12)
2007                      --         --         --            --            --         --          --      --               --
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------


 98    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD
2009                   2,479      $0.91  to  $0.90        $2,252            --      0.55%   to  1.45%   20.05%      to   18.98%
2008                   1,189      $0.76  to  $0.76          $903            --      0.55%   to  1.45%  (24.58%)(12) to  (25.03%)(12)
2007                      --         --         --            --            --         --          --      --               --
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD AGGR
2009                     491      $0.89  to  $0.88          $436            --      0.55%   to  1.45%   21.52%      to   20.44%
2008                     254      $0.74  to  $0.73          $187            --      0.55%   to  1.45%  (27.03%)(12) to  (27.47%)(12)
2007                      --         --         --            --            --         --          --      --               --
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD CONSERV
2009                   2,180      $0.94  to  $0.93        $2,041            --      0.55%   to  1.45%   18.27%      to   17.21%
2008                     905      $0.80  to  $0.79          $720            --      0.55%   to  1.45%  (20.96%)(12) to  (21.43%)(12)
2007                      --         --         --            --            --         --          --      --               --
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2009                 111,725      $0.90  to  $0.89      $100,695            --      0.55%   to  1.45%   30.61%      to   29.44%
2008                  61,389      $0.69  to  $0.69       $42,472         0.03%      0.55%   to  1.45%  (38.92%)     to  (39.47%)
2007                  35,754      $1.12  to  $1.14       $40,604         1.01%      0.55%   to  1.45%    3.27%      to    2.34%
2006                  24,070      $1.09  to  $1.11       $26,374         0.99%      0.55%   to  1.45%    8.85%(7)   to   10.86%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2009                     361      $1.08  to  $0.98          $378            --      0.55%   to  1.45%   35.88%      to   34.66%
2008                     468      $0.80  to  $0.73          $365            --      0.55%   to  1.45%  (37.03%)     to  (37.60%)
2007                     701      $1.27  to  $1.17          $872         1.06%      0.55%   to  1.45%    5.45%      to    4.50%
2006                     607      $1.20  to  $1.12          $725         2.11%      0.55%   to  1.45%   15.19%      to   10.26%(8)
2005                     570      $1.04  to  $1.03          $592         0.56%      0.55%   to  1.20%   (0.05%)     to   (0.69%)
------------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2009                  61,313      $1.16  to  $0.98       $71,928            --      0.55%   to  1.45%   35.80%      to   34.59%
2008                  56,048      $0.85  to  $0.73       $49,967         0.10%      0.55%   to  1.45%  (31.95%)     to  (32.56%)
2007                  39,129      $1.25  to  $1.08       $54,345         0.89%      0.55%   to  1.45%   (5.42%)     to   (6.27%)
2006                  16,174      $1.32  to  $1.16       $28,882         0.41%      0.55%   to  1.45%   19.59%      to   13.10%(8)
2005                  13,546      $1.11  to  $1.68       $21,730         0.22%      0.55%   to  1.20%    5.19%      to    4.51%
------------------------------------------------------------------------------------------------------------------------------

RVS VP BAL, CL 3
2009                   9,658      $1.05  to  $0.95       $11,637            --      0.55%   to  1.45%   23.55%      to   22.44%
2008                   8,677      $0.85  to  $0.77        $9,231         0.28%      0.55%   to  1.45%  (30.30%)     to  (30.92%)
2007                  13,925      $1.22  to  $1.12       $21,090         2.84%      0.55%   to  1.45%    1.17%      to    0.27%
2006                  15,340      $1.20  to  $1.12       $24,281         2.46%      0.55%   to  1.45%   13.76%      to   10.40%(8)
2005                  19,036      $1.06  to  $1.54       $27,184         2.58%      0.55%   to  1.25%    3.36%      to    2.63%
------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT, CL 3
2009                  38,573      $1.12  to  $1.04       $43,299         0.07%      0.55%   to  1.45%   (0.40%)     to   (1.29%)
2008                  65,574      $1.13  to  $1.06       $74,279         2.24%      0.55%   to  1.45%    1.72%      to    0.80%
2007                  50,866      $1.11  to  $1.05       $57,513         4.72%      0.55%   to  1.45%    4.24%      to    3.32%
2006                  37,748      $1.06  to  $1.01       $41,386         4.44%      0.55%   to  1.45%    3.91%      to    1.37%(8)
2005                  24,998      $1.02  to  $1.20       $26,813         2.56%      0.55%   to  1.25%    2.05%      to    1.34%
------------------------------------------------------------------------------------------------------------------------------


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    99

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

RVS VP DIV BOND, CL 3
2009                 219,232      $1.18  to  $1.12      $269,617         4.24%      0.55%   to  1.45%   13.79%      to   12.77%
2008                 198,995      $1.03  to  $0.99      $218,338         0.39%      0.55%   to  1.45%   (6.83%)     to   (7.66%)
2007                 169,601      $1.11  to  $1.07      $203,508         4.75%      0.55%   to  1.45%    4.62%      to    3.68%
2006                  98,054      $1.06  to  $1.03      $120,156         4.39%      0.55%   to  1.45%    3.84%      to    3.48%(8)
2005                  55,403      $1.02  to  $1.37       $69,868         3.71%      0.55%   to  1.25%    1.56%      to    0.85%
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC, CL 3
2009                 150,449      $1.14  to  $0.89      $166,409            --      0.55%   to  1.45%   26.76%      to   25.62%
2008                 121,100      $0.90  to  $0.71      $108,641         0.07%      0.55%   to  1.45%  (40.79%)     to  (41.32%)
2007                  85,687      $1.52  to  $1.21      $141,740         1.58%      0.55%   to  1.45%    7.43%      to    6.46%
2006                  63,429      $1.41  to  $1.14      $108,302         1.42%      0.55%   to  1.45%   19.09%      to   11.56%(8)
2005                  35,077      $1.18  to  $1.82       $54,221         1.61%      0.55%   to  1.20%   12.88%      to   12.15%
------------------------------------------------------------------------------------------------------------------------------

RVS VP DYN EQ, CL 3
2009                  29,751      $0.91  to  $0.82       $24,542            --      0.55%   to  1.45%   23.47%      to   22.36%
2008                  37,045      $0.73  to  $0.67       $24,974         0.24%      0.55%   to  1.45%  (42.48%)     to  (43.00%)
2007                  49,136      $1.28  to  $1.17       $58,585         1.30%      0.55%   to  1.45%    2.37%      to    1.46%
2006                  61,632      $1.25  to  $1.16       $74,238         1.16%      0.55%   to  1.45%   14.65%      to   13.48%(8)
2005                  26,331      $1.09  to  $1.33       $25,945         1.16%      0.55%   to  1.25%    5.59%      to    4.86%
------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND, CL 3
2009                  67,102      $1.21  to  $1.18       $91,076         1.83%      0.55%   to  1.45%   10.77%      to    9.77%
2008                  62,153      $1.10  to  $1.07       $78,086         6.96%      0.55%   to  1.45%   (0.98%)     to   (1.87%)
2007                  55,580      $1.11  to  $1.10       $72,563         3.70%      0.55%   to  1.45%    7.05%      to    6.09%
2006                  29,948      $1.03  to  $1.03       $40,456         3.27%      0.55%   to  1.45%    6.15%      to    3.55%(8)
2005                  21,408      $0.97  to  $1.40       $29,162         3.90%      0.55%   to  1.25%   (5.52%)     to   (6.17%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC, CL 3
2009                 104,440      $1.19  to  $1.12      $119,829         8.57%      0.55%   to  1.45%    6.25%      to    5.30%
2008                  42,786      $1.12  to  $1.06       $46,515         2.47%      0.55%   to  1.45%   (0.41%)     to   (1.30%)
2007                  37,081      $1.12  to  $1.08       $40,698         2.36%      0.55%   to  1.45%    7.34%      to    6.37%
2006                  29,551      $1.05  to  $1.01       $30,496         3.34%      0.55%   to  1.45%    0.64%      to    1.06%(8)
2005                  12,579      $1.04  to  $1.03       $13,026         7.50%      0.55%   to  1.20%    2.25%      to    1.59%
------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND, CL 3
2009                  18,233      $1.33  to  $1.19       $29,089         9.98%      0.55%   to  1.45%   53.01%      to   51.64%
2008                  22,020      $0.87  to  $0.79       $23,197         0.32%      0.55%   to  1.45%  (25.58%)     to  (26.25%)
2007                  33,277      $1.17  to  $1.07       $47,443         7.40%      0.55%   to  1.45%    1.29%      to    0.38%
2006                  39,731      $1.15  to  $1.06       $57,028         7.39%      0.55%   to  1.45%   10.19%      to    6.50%(8)
2005                  46,734      $1.05  to  $1.35       $61,437         6.46%      0.55%   to  1.25%    3.45%      to    2.73%
------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP, CL 3
2009                  82,468      $1.30  to  $1.20      $101,923         4.50%      0.55%   to  1.45%   41.61%      to   40.35%
2008                  43,318      $0.92  to  $0.85       $38,026         0.18%      0.55%   to  1.45%  (19.26%)     to  (19.98%)
2007                  34,123      $1.13  to  $1.07       $37,322         6.87%      0.55%   to  1.45%    2.07%      to    1.16%
2006                  21,476      $1.11  to  $1.05       $23,358         6.45%      0.55%   to  1.45%    7.40%      to    5.56%(8)
2005                   3,617      $1.03  to  $1.03        $3,730         6.01%      0.55%   to  1.20%    2.77%      to    2.10%
------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO, CL 3
2009                   5,343      $1.14  to  $1.10        $5,705            --      0.55%   to  1.45%   62.51%      to   61.05%
2008                   5,726      $0.70  to  $0.69        $3,721         0.02%      0.55%   to  1.45%  (45.15%)     to  (45.64%)
2007                   7,683      $1.28  to  $1.26        $9,113         0.06%      0.55%   to  1.45%   13.11%      to   12.09%
2006                   9,350      $1.13  to  $1.13        $9,798         0.24%      0.55%   to  1.45%   (0.61%)     to   10.03%(8)
2005                   3,082      $1.14  to  $1.40        $3,865            --      0.55%   to  1.20%    9.53%      to    8.81%
------------------------------------------------------------------------------------------------------------------------------


 100    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL, CL 3
2009                  10,980      $1.02  to  $0.92       $11,119            --      0.55%   to  1.45%   40.16%      to   38.91%
2008                  18,411      $0.73  to  $0.66       $13,300            --      0.55%   to  1.45%  (45.41%)     to  (45.90%)
2007                  13,521      $1.34  to  $1.22       $18,290         0.74%      0.55%   to  1.45%    9.75%      to    8.76%
2006                  16,798      $1.22  to  $1.12       $21,379         1.10%      0.55%   to  1.45%   14.69%      to   10.83%(8)
2005                     760      $1.06  to  $1.19          $903         1.19%      0.55%   to  1.20%    6.40%(5)   to   17.28%(4)
------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500, CL 3
2009                  10,144      $1.00  to  $0.91        $8,614            --      0.55%   to  1.45%   25.31%      to   24.18%
2008                  12,137      $0.80  to  $0.73        $8,288         0.08%      0.55%   to  1.45%  (37.44%)     to  (38.00%)
2007                  15,645      $1.27  to  $1.18       $17,325         1.62%      0.55%   to  1.45%    4.44%      to    3.50%
2006                  16,818      $1.22  to  $1.14       $17,914         1.45%      0.55%   to  1.45%   14.62%      to   12.55%(8)
2005                  18,749      $1.06  to  $1.35       $17,518         1.39%      0.55%   to  1.20%    3.83%      to    3.16%
------------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION, CL 3
2009                  16,368      $1.12  to  $1.05       $19,932         3.15%      0.55%   to  1.45%    4.95%      to    4.01%
2008                  18,382      $1.06  to  $1.01       $21,378         0.14%      0.55%   to  1.45%   (3.17%)     to   (4.04%)
2007                  17,947      $1.10  to  $1.06       $21,830         4.18%      0.55%   to  1.45%    4.74%      to    3.47%
2006                  19,192      $1.05  to  $1.02       $22,444         3.79%      0.55%   to  1.45%    3.27%      to    2.08%(8)
2005                  22,848      $1.02  to  $1.00       $25,949         2.90%      0.55%   to  1.20%    1.02%      to    0.36%
------------------------------------------------------------------------------------------------------------------------------

SEL VP GRO, CL 3
2009                   9,988      $0.95  to  $0.87        $5,165            --      0.55%   to  1.45%   36.24%      to   35.02%
2008                  12,974      $0.70  to  $0.64        $4,973         0.30%      0.55%   to  1.45%  (44.65%)     to  (45.15%)
2007                  20,147      $1.27  to  $1.17       $14,021         1.01%      0.55%   to  1.45%    2.50%      to    1.57%
2006                  21,493      $1.24  to  $1.15       $14,184         0.98%      0.55%   to  1.45%   10.47%      to   13.26%(8)
2005                  23,587      $1.12  to  $1.30       $14,157         0.40%      0.55%   to  1.20%    8.02%      to    7.32%
------------------------------------------------------------------------------------------------------------------------------

SEL VP LG CAP VAL, CL 3
2009                     281      $0.95  to  $0.84          $256            --      0.55%   to  1.45%   25.44%      to   24.31%
2008                     209      $0.76  to  $0.68          $154         0.09%      0.55%   to  1.45%  (39.79%)     to  (40.33%)
2007                     377      $1.26  to  $1.13          $464         1.36%      0.55%   to  1.45%   (1.01%)     to   (1.89%)
2006                     460      $1.27  to  $1.15          $578         1.38%      0.55%   to  1.45%   18.43%      to   13.59%(8)
2005                     170      $1.07  to  $1.07          $181         1.73%      0.55%   to  1.20%    3.96%      to    3.29%
------------------------------------------------------------------------------------------------------------------------------

SEL VP SM CAP VAL, CL 3
2009                   2,096      $0.97  to  $0.90        $2,443            --      0.55%   to  1.45%   39.05%      to   37.80%
2008                   2,955      $0.70  to  $0.65        $2,505            --      0.55%   to  1.45%  (38.93%)     to  (39.48%)
2007                   3,939      $1.15  to  $1.08        $5,559         0.16%      0.55%   to  1.45%   (4.71%)     to   (5.58%)
2006                   5,144      $1.20  to  $1.14        $7,715         0.04%      0.55%   to  1.45%   11.07%      to   10.76%(8)
2005                   6,099      $1.08  to  $1.73        $8,279            --      0.55%   to  1.20%    4.26%      to    3.58%
------------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS, CL 3
2009                  21,819      $2.10  to  $1.38       $40,000         0.38%      0.55%   to  1.45%   73.13%      to   71.58%
2008                  31,575      $1.21  to  $0.80       $32,849         0.67%      0.55%   to  1.45%  (53.96%)     to  (54.37%)
2007                  15,932      $2.64  to  $1.76       $39,630         0.59%      0.55%   to  1.45%   37.35%      to   36.11%
2006                   8,234      $1.92  to  $1.29       $18,238         0.34%      0.55%   to  1.45%   33.17%      to   26.55%(8)
2005                   5,552      $1.44  to  $2.27       $10,638         0.21%      0.55%   to  1.20%   33.07%      to   32.21%
------------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP, CL 3
2009                   9,065      $1.25  to  $0.95        $9,825         1.56%      0.55%   to  1.45%   26.84%      to   25.71%
2008                  11,408      $0.98  to  $0.76        $9,839         2.31%      0.55%   to  1.45%  (40.76%)     to  (41.29%)
2007                  16,045      $1.66  to  $1.29       $23,677         0.99%      0.55%   to  1.45%   12.06%      to   11.05%
2006                  19,226      $1.48  to  $1.16       $25,881         1.92%      0.55%   to  1.45%   23.49%      to   14.34%(8)
2005                  20,779      $1.20  to  $1.19       $23,094         1.44%      0.55%   to  1.25%   13.24%      to   12.45%
------------------------------------------------------------------------------------------------------------------------------


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    101

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2009                   1,107      $1.86  to  $1.82        $2,034            --      0.75%   to  0.95%   44.26%      to   43.98%
2008                   1,638      $1.29  to  $1.27        $2,088         0.80%      0.75%   to  0.95%  (44.08%)     to  (44.19%)
2007                   2,614      $2.30  to  $2.27        $5,967         2.11%      0.75%   to  0.95%   (5.52%)     to   (5.71%)
2006                   3,083      $2.44  to  $2.41        $7,461         1.31%      0.75%   to  0.95%   14.92%      to   14.69%
2005                   3,375      $2.12  to  $2.10        $7,115         1.33%      0.75%   to  0.95%   13.77%      to   13.55%
------------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2009                  43,684      $0.98  to  $0.87       $40,021         4.61%      0.55%   to  1.45%   27.70%      to   26.56%
2008                  56,243      $0.76  to  $0.69       $40,534         2.08%      0.55%   to  1.45%  (36.15%)     to  (36.73%)
2007                  41,445      $1.20  to  $1.08       $47,415         1.55%      0.55%   to  1.45%   (2.87%)     to   (3.74%)
2006                  36,138      $1.23  to  $1.13       $43,435         1.05%      0.55%   to  1.45%   15.41%      to   11.17%(8)
2005                  19,110      $1.07  to  $1.06       $20,340         0.20%      0.55%   to  1.20%    3.54%      to    2.87%
------------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2009                  17,952      $0.87  to  $0.86       $15,599         0.02%      0.55%   to  1.45%   40.64%      to   39.38%
2008                  23,911      $0.62  to  $0.62       $14,819         2.57%      0.55%   to  1.45%  (44.65%)     to  (45.15%)
2007                   9,746      $1.12  to  $1.12       $10,938         1.30%      0.55%   to  1.45%   (8.98%)     to   (9.80%)
2006                   8,516      $1.23  to  $1.25       $10,497         4.31%      0.55%   to  1.45%   23.57%(7)   to   23.49%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2009                   2,591      $1.00  to  $1.12        $2,654            --      0.55%   to  1.45%   56.51%      to   55.10%
2008                   2,828      $0.64  to  $0.72        $1,864            --      0.55%   to  1.45%  (47.11%)     to  (47.58%)
2007                   2,585      $1.21  to  $1.38        $3,216            --      0.55%   to  1.45%   21.94%      to   20.84%
2006                   6,540      $0.99  to  $1.14        $6,777            --      0.55%   to  1.45%   (0.22%)(7)  to   11.80%(8)
2005                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2009                  40,052      $1.67  to  $1.12       $54,405         3.70%      0.55%   to  1.45%   48.96%      to   47.63%
2008                  34,494      $1.12  to  $0.76       $33,134         0.95%      0.55%   to  1.45%  (45.90%)     to  (46.39%)
2007                  29,072      $2.07  to  $1.41       $55,688         0.83%      0.55%   to  1.45%   15.67%      to   14.63%
2006                  26,911      $1.79  to  $1.23       $47,199         0.51%      0.55%   to  1.45%   36.41%      to   21.69%(8)
2005                  21,907      $1.31  to  $2.32       $29,207         0.85%      0.55%   to  1.20%   20.86%      to   20.08%
------------------------------------------------------------------------------------------------------------------------------

WANGER USA
2009                  37,983      $1.10  to  $0.97       $49,377            --      0.55%   to  1.45%   41.45%      to   40.18%
2008                  38,472      $0.78  to  $0.69       $36,948            --      0.55%   to  1.45%  (40.02%)     to  (40.56%)
2007                  38,305      $1.29  to  $1.16       $65,943            --      0.55%   to  1.45%    4.81%      to    3.86%
2006                  31,695      $1.24  to  $1.12       $57,469         0.22%      0.55%   to  1.45%    7.28%      to    9.73%(8)
2005                  30,158      $1.15  to  $1.81       $52,186            --      0.55%   to  1.20%   10.64%      to    9.93%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INDEX ASSET ALLOC
2009                   3,209      $1.10  to  $1.22        $3,549         2.03%      0.75%   to  1.20%   14.59%      to   14.08%
2008                   3,937      $0.96  to  $1.07        $3,805         2.37%      0.75%   to  1.20%  (29.64%)     to  (29.96%)
2007                   5,171      $1.37  to  $1.52        $7,109         2.26%      0.75%   to  1.20%    6.79%      to    6.30%
2006                   5,081      $1.28  to  $1.43        $6,567         2.33%      0.75%   to  1.20%   11.30%      to   10.81%
2005                   5,141      $1.15  to  $1.29        $5,991         2.07%      0.75%   to  1.20%    4.20%      to    3.74%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2009                     900      $0.90  to  $1.22          $832         3.08%      0.75%   to  1.20%   11.81%      to   11.31%
2008                   1,129      $0.80  to  $1.10          $927         1.98%      0.75%   to  1.20%  (43.83%)     to  (44.09%)
2007                   1,538      $1.43  to  $1.96        $2,249         0.01%      0.75%   to  1.20%   11.82%      to   11.32%
2006                   1,689      $1.28  to  $1.76        $2,214         1.66%      0.75%   to  1.20%   19.90%      to   19.37%
2005                   1,853      $1.06  to  $1.48        $2,030         1.88%      0.75%   to  1.20%    8.85%      to    8.37%
------------------------------------------------------------------------------------------------------------------------------


 102    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2009                   2,007      $1.15  to  $1.04        $2,492            --      0.55%   to  1.45%   46.93%      to   45.61%
2008                   2,187      $0.78  to  $0.72        $1,852         1.95%      0.55%   to  1.45%  (40.43%)     to  (40.96%)
2007                   2,406      $1.32  to  $1.21        $3,445         0.59%      0.55%   to  1.45%    6.04%      to    5.09%
2006                   2,683      $1.24  to  $1.15        $3,664            --      0.55%   to  1.45%   11.61%      to   13.50%(8)
2005                   2,926      $1.11  to  $1.58        $3,672            --      0.55%   to  1.20%    7.22%      to    6.52%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2009                   4,677      $1.28  to  $1.18        $5,713            --      0.55%   to  1.45%   51.81%      to   50.45%
2008                   4,395      $0.85  to  $0.79        $3,538            --      0.55%   to  1.45%  (41.74%)     to  (42.27%)
2007                   5,369      $1.45  to  $1.36        $7,400            --      0.55%   to  1.45%   13.17%      to   12.16%
2006                   3,509      $1.28  to  $1.22        $4,361            --      0.55%   to  1.45%   22.08%      to   18.25%(8)
2005                   3,176      $1.05  to  $1.59        $3,241            --      0.55%   to  1.20%    5.21%(5)   to    4.98%
------------------------------------------------------------------------------------------------------------------------------




    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
    (4) New subaccount operations commenced on May 2, 2005.
    (5) New subaccount operations commenced on Nov. 1, 2005.
    (6) New subaccount operations commenced on April 28, 2006.
    (7) New subaccount operations commenced on May 1, 2006.
    (8) New subaccount operations commenced on July 24, 2006.
    (9) New subaccount operations commenced on Sept. 15, 2006.
   (10) New subaccount operations commenced on April 27, 2007.
   (11) New subaccount operations commenced on May 1, 2007.
   (12) New subaccount operations commenced on May 1, 2008.
   (13) New subaccount operations commenced on Oct. 2, 2009.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    103

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2009 and 2008, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. Also, in 2008, the Company adopted new accounting guidance related to the measurement of fair value and in 2007, the Company adopted new guidance related to the accounting for uncertainty in income taxes as well as new guidance related to accounting for deferred acquisition costs in connection with modifications or exchanges of insurance and annuity contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

April 23, 2010

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2009          2008

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2009, $1,715,064;
  2008, $1,403,180)                                                     $1,770,979    $1,279,025
Commercial mortgage loans, at cost (less allowance for loan losses:
2009, $2,088; 2008, $1,188)                                                183,986       210,786
Policy loans                                                                35,748        36,226
Trading securities                                                             113            87
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,990,826     1,526,124

Cash equivalents                                                            89,502       195,886
Restricted cash                                                              8,400            --
Reinsurance recoverables                                                    74,438        69,619
Deferred income taxes, net                                                      --        38,513
Other receivables                                                           27,753         5,968
Accrued investment income                                                   22,224        17,651
Deferred acquisition costs                                                 221,942       236,619
Deferred sales inducement costs                                             22,919        23,808
Other assets                                                                22,121        65,311
Separate account assets                                                  2,920,793     2,248,021
-------------------------------------------------------------------------------------------------
    Total assets                                                        $5,400,918    $4,427,520
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,916,865    $1,834,858
Policy claims and other policyholders' funds                                 6,899         8,340
Deferred income taxes, net                                                  19,632            --
Other liabilities                                                          103,758        54,336
Separate account liabilities                                             2,920,793     2,248,021
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,967,947     4,145,555
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,634       106,646
Retained earnings                                                          294,112       236,963
Accumulated other comprehensive income (loss), net of tax                   30,225       (63,644)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             432,971       281,965
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $5,400,918    $4,427,520
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

REVENUES
Premiums                                                         $ 25,064      $ 26,063      $ 24,616
Net investment income                                             103,079        94,421       109,190
Policy and contract charges                                        65,350        70,900        65,555
Other revenue                                                      11,985        15,389        12,204
Net realized investment gains (losses)                              2,045       (24,117)        6,583
-------------------------------------------------------------------------------------------------------
    Total revenues                                                207,523       182,656       218,148
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   21,649        65,151        44,513
Interest credited to fixed accounts                                59,629        52,997        55,666
Amortization of deferred acquisition costs                         11,950        41,554        28,038
Separation costs                                                       --            --          (571)
Other insurance and operating expenses                             32,045        38,268        29,006
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   125,273       197,970       156,652
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               82,250       (15,314)       61,496
Income tax provision (benefit)                                     25,848        (9,350)       19,000
-------------------------------------------------------------------------------------------------------
    Net income (loss)                                            $ 56,402      $ (5,964)     $ 42,496
=======================================================================================================
Supplemental Disclosures:
Net realized investment gains (losses):
  Net realized investment gains before impairment losses on
  securities                                                     $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities       (4,975)
  Portion of loss recognized in other comprehensive income           (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains (losses)                                                   (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)                           $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  56,402     $  (5,964)    $  42,496
Adjustments to reconcile net income (loss) to net cash (used
in) provided by operating activities:
  Capitalization of deferred acquisition and deferred sales
  inducement costs                                                 (32,476)      (33,385)      (40,425)
  Amortization of deferred acquisition and deferred sales
  inducement costs                                                  14,991        44,145        30,084
  Depreciation, amortization and accretion, net                     (1,205)        2,914         3,598
  Deferred income tax (benefit) expense                              7,335       (22,571)        1,184
  Contractholder and policyholder charges, non-cash                (16,537)      (16,766)      (14,618)
  Net realized investment gains                                     (8,148)         (781)       (6,909)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses        6,105        24,898           326
Change in operating assets and liabilities:
  Trading securities, net                                              (26)           43           (35)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               17,535        20,723        13,822
  Policy claims and other policyholders' funds                      (1,441)        1,880        (2,746)
  Reinsurance recoverables                                          (4,815)      (15,562)       (6,937)
  Other receivables                                                    (71)           21          (353)
  Accrued investment income                                         (4,573)          762         4,198
  Derivatives collateral, net                                      (43,930)       38,980        (1,150)
  Other assets and liabilities, net                                (22,165)       56,106       (11,469)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by operating activities                (33,019)       95,443        11,066
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                              309,903        15,114       322,740
  Maturities, sinking fund payments and calls                      214,089       166,854       116,456
  Purchases                                                       (783,421)     (188,068)      (74,488)
Proceeds from sales and maturities of commercial mortgage
loans                                                               25,944        15,695        39,049
Funding of commercial mortgage loans                                   (44)           --        (8,889)
Change in policy loans, net                                            478          (492)       (1,897)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by investing activities               (233,051)        9,103       392,971
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                          269,006       143,543        73,045
  Net transfers from (to) separate accounts                         16,997           820        (1,625)
  Surrenders and other benefits                                   (124,858)     (174,838)     (212,962)
Deferred premium options, net                                       (1,447)       (7,669)           --
Tax adjustment on share-based incentive compensation plan              (12)            9            20
Cash dividend to RiverSource Life Insurance Company                     --       (77,000)      (83,000)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                159,686      (115,135)     (224,522)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash equivalents                       (106,384)      (10,589)      179,515
Cash equivalents at beginning of year                              195,886       206,475        26,960
-------------------------------------------------------------------------------------------------------
Cash equivalents at end of year                                  $  89,502     $ 195,886     $ 206,475
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $     619     $  17,501     $  19,122


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2009
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2007                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles, net of
tax                                                --             --        (9,231)             --         (9,231)
Comprehensive income:
  Net income                                       --             --        42,496              --         42,496
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --             972            972
                                                                                                       ------------
Total comprehensive income                                                                                 43,468
Tax adjustment on share-based incentive
compensation plan                                  --             20            --              --             20
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (83,000)             --        (83,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                   2,000        106,637       321,909         (10,299)       420,247
Change in accounting principles, net of
tax                                                --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                         --             --        (5,964)             --         (5,964)
  Other comprehensive loss, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --         (53,345)       (53,345)
                                                                                                       ------------
Total comprehensive loss                                                                                  (59,309)
Tax adjustment on share-based incentive
compensation plan                                  --              9            --              --              9
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (77,000)             --        (77,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                   2,000        106,646       236,963         (63,644)       281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
     impairments on securities and net
     unrealized securities losses on
     previously impaired securities                --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2009                  $2,000       $106,634      $294,112        $ 30,225       $432,971
===================================================================================================================




See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and Delaware. Effective in March 2010, RiverSource Life of NY withdrew its Certificate of Authority from the state of North Dakota. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes and employees. Through 2007, RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express was completed in 2007.

RiverSource Life of NY's products include deferred variable annuities and fixed annuities which are issued primarily to individuals, where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

RiverSource Life of NY also issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Traditional life insurance refers to term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. RiverSource Life of NY issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (RiverSource Life of NY's primary regulator) as reconciled in Note 16.

RiverSource Life of NY evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 23, 2010, the date the financial statements were issued.

RECLASSIFICATIONS
Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the first quarter of 2009, RiverSource Life of NY reclassified reinsurance allowances for coinsurance contracts for traditional life and long term care insurance from premiums to other insurance and operating expenses to net with the associated expenses.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table shows the impact of the reclassification of the reinsurance allowances made to RiverSource Life of NY's previously reported Statements of Operations.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2008                        2007
                                                       ------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN THOUSANDS)                                           REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                 $ 28,203      $ 26,063      $ 26,804      $ 24,616
Net investment income                                      94,421        94,421       109,190       109,190
Policy and contract charges                                70,900        70,900        65,555        65,555
Other revenue                                              15,389        15,389        12,204        12,204
Net realized investment gains (losses)                    (24,117)      (24,117)        6,583         6,583
-------------------------------------------------------------------------------------------------------------
  Total revenues                                          184,796       182,656       220,336       218,148
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses           65,151        65,151        44,513        44,513
Interest credited to fixed accounts                        52,997        52,997        55,666        55,666
Amortization of deferred acquisition costs                 41,554        41,554        28,038        28,038
Separation costs                                               --            --          (571)         (571)
Other insurance and operating expenses                     40,408        38,268        31,194        29,006
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                             200,110       197,970       158,840       156,652
-------------------------------------------------------------------------------------------------------------
Pretax income (loss)                                      (15,314)      (15,314)       61,496        61,496
Income tax provision (benefit)                             (9,350)       (9,350)       19,000        19,000
-------------------------------------------------------------------------------------------------------------
  NET INCOME (LOSS)                                      $ (5,964)     $ (5,964)     $ 42,496      $ 42,496
=============================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in the Statements of Operations upon disposition of the securities.

Effective January 1, 2009, RiverSource Life of NY early adopted an accounting standard that significantly changed RiverSource Life of NY's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, RiverSource Life of NY assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not RiverSource Life of NY will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and RiverSource Life of NY must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and RiverSource Life of NY does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, RiverSource Life of NY separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). RiverSource Life of NY's Statements of Shareholder's Equity present all

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

RiverSource Life of NY provides a supplemental disclosure on the face of its Statements of Operations that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income
(loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and
(ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Operations as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, RiverSource Life of NY does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that RiverSource Life of NY will be required to sell the security before recovery of its amortized cost basis. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors RiverSource Life of NY considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and RiverSource Life of NY's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), RiverSource Life of NY also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

For the year ended December 31, 2009, certain non-agency residential mortgage backed securities were deemed other-than-temporarily impaired. Generally, the credit loss component for the non-agency residential mortgage backed securities is determined as the amount the amortized cost basis exceeds the present value of the projected cash flows expected to be collected. Significant inputs considered in these projections are consistent with the factors considered in assessing potential other-than-temporary impairment for these investments. Current contractual interest rates considered in these cash flow projections are used to calculate the discount rate used to determine the present value of the expected cash flows.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is primarily based on RiverSource Life of NY's past loan loss experience, known and inherent risks in the portfolio, composition of the loan portfolio, current economic conditions and other relevant factors. Loans in this portfolio are generally smaller balance and homogeneous in nature and accordingly RiverSource Life of NY follows accounting guidance on contingencies when establishing necessary reserves for losses inherent in the portfolio. For larger balance or restructured loans that are collateral dependent, the allowance is based on the fair value of collateral. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Trading Securities
Included in trading securities is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2009 and 2008 was $8.4 million and nil, respectively, consisting of cash that is pledged to counterparties.

REINSURANCE
RiverSource Life of NY cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life and long term care ("LTC") reinsurance premium, net of the change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life of NY also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 6 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 10 for information regarding RiverSource Life of NY's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

RiverSource Life of NY's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits are included within benefits, claims, losses and settlement expenses. Changes in fair value of derivatives are presented in the Statements of Operations based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Operations with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represents the cost of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC is amortized over time. For annuity and universal life ("UL") contracts, DAC is amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC is generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's Statements of Operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY typically uses a five-year mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2009, management continued to follow the mean reversion process, decreasing near-term equity asset growth rates to reflect the positive market. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

RiverSource Life of NY monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact RiverSource Life of NY's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 10 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2009, depending on year of issue, with an average rate of approximately 5.7%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2009, with an average rate of 4.7%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2009, with an average rate of 4.0%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy

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RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2009, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated interest rates for LTC policy reserves can vary by plan and year and ranged from 5.8% to 7.0% at December 31, 2009.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, cash equivalents and the changes in fair value of certain derivatives. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. Under the agreement, RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from RiverSource Life and various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

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RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences;
(iii) taxable income in prior carryback years; and (iv) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
In September 2009, the Financial Accounting Standards Board ("FASB") updated the accounting standards to allow for net asset value ("NAV") to be used as a practical expedient in estimating the fair value of alternative investments without readily determinable fair values. The standard also requires additional disclosure by major category of investment related to restrictions on the investor's ability to redeem the investment as of the measurement date, unfunded commitments and the investment strategies of the investees. The disclosures are required for all investments within the scope of the standard regardless of whether the fair value of the investment is measured using the NAV or another method. The standard is effective for interim and annual periods ending after December 15, 2009, with early adoption permitted. The adoption did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Measuring Liabilities at Fair Value
In August 2009, the FASB updated the accounting standards to provide additional guidance on estimating the fair value of a liability. The standard is effective for the first reporting period, including interim periods, beginning after issuance. RiverSource Life of NY adopted the standard during 2009 which did not have a material effect on its financial condition and results of operations.

The Hierarchy of GAAP
In June 2009, the FASB established the FASB Accounting Standards Codification(TM) ("Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. The adoption did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Fair Value
In April 2009, the FASB updated the accounting standards to provide guidance on estimating the fair value of a financial asset or liability when the trade volume and level of activity for the asset or liability have significantly decreased relative to historical levels. The standard requires entities to disclose the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, debt and equity securities as defined by GAAP shall be disclosed by major category. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009, and is to be applied prospectively. RiverSource Life of NY adopted the standard during 2009 which did not have a material effect on its financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. RiverSource Life of NY adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life of NY uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, RiverSource Life of NY recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the

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--------------------------------------------------------------------------------


fair value of RiverSource Life of NY's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life of NY considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life of NY adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life of NY's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life of NY not fulfilling these liabilities. As RiverSource Life of NY's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income (loss) when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings and a corresponding adjustment to accumulated other comprehensive income (loss). RiverSource Life of NY adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for RiverSource Life of NY's required disclosures.

Disclosures about Derivative Instruments and Hedging Activities
In March 2008, the FASB updated the accounting standards for disclosures about derivative instruments and hedging activities. The standard intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. The standard requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. The standard is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life of NY applied the new disclosure requirements in 2009. See Note 14 for the required disclosures.

Noncontrolling Interests in Consolidated Financial Statements
In December 2007, the FASB updated the accounting standards for noncontrolling interests in consolidated financial statements to establish the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. The standard requires noncontrolling (minority) interests to be classified as equity (instead of as a liability) within the Balance Sheets, and net income (loss) attributable to both the parent and the noncontrolling interests to be disclosed on the face of the Statements of Income. The standard is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of the standard are to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively to all periods presented. RiverSource Life of NY adopted the new standard as of January 1, 2009 and there was no impact on its financial condition and results of operations.

Uncertainty in Income Taxes
In June 2006, the FASB updated the accounting standards related to uncertainty in income taxes. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted the standard as of January 1, 2007. The effect of adopting the standard on RiverSource Life of NY's financial condition and results of operations was not material.

DAC Costs in Connection with Modifications or Exchanges of Insurance Contracts In September 2005, the accounting standards related to DAC in connection with modifications or exchanges of insurance contracts were updated. The standard provides clarifying guidance on accounting for DAC associated with an insurance or

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RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life of NY accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life of NY adopted the standard resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting the standard, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Subsequent Events
In February 2010, the FASB amended the accounting standards related to the recognition and disclosure of subsequent events. The amendments remove the requirement to disclose the date through which subsequent events are evaluated for Securities and Exchange Commission filers. The standard is effective upon issuance and shall be applied prospectively. The adoption of the standard will not impact RiverSource Life of NY's financial condition and results of operations.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosure about fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presenting activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures about the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. RiverSource Life of NY will adopt the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which RiverSource Life of NY will adopt in 2011. The adoption of the standard will not impact RiverSource Life of NY's financial condition and results of operations.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. RiverSource Life of NY does not expect the adoption to have a material effect on its financial condition and results of operations.

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR       NON-CREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,069,403      $61,621      $ (9,808)    $1,121,216       $ 238
Residential mortgage backed securities              255,998        8,231       (10,640)       253,589        (290)
Commercial mortgage backed securities               243,266        6,602        (2,619)       247,249          --
Asset backed securities                              72,131        2,630          (946)        73,815          --
State and municipal obligations                      58,253          966        (1,012)        58,207          --
U.S. government and agencies obligations             11,918          481            --         12,399          --
Foreign government bonds and obligations              4,095          479           (70)         4,504          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,715,064      $81,010      $(25,095)    $1,770,979       $ (52)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income, which starting January 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities subsequent to the impairment date. These amounts are included in gross unrealized gains and losses at December 31, 2009.


                                                                            F-15

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RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  903,532      $5,892       $ (90,337)   $  819,087
Residential mortgage backed securities                     173,241       2,415         (16,497)      159,159
Commercial mortgage backed securities                      204,538         525         (22,766)      182,297
Asset backed securities                                     81,725         456          (3,898)       78,283
U.S. government and agencies obligations                    28,968         421              (6)       29,383
State and municipal obligations                              6,997           4            (198)        6,803
Foreign government bonds and obligations                     4,179         235            (401)        4,013
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,403,180      $9,948       $(134,103)   $1,279,025
=============================================================================================================



At December 31, 2009 and 2008, fixed maturity securities comprised approximately 89% and 84% respectively, of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"), except for approximately $58 million and $61 million of securities at December 31, 2009 and 2008, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's, S&P and Fitch. Ratings on fixed maturity securities are presented using the median of ratings from Moody's, S&P and Fitch. If only two of the ratings are available, the lower rating is used.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2009                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  521,778    $  534,990         30%      $  487,686    $  451,546         35%
AA                                           94,046        92,015          5           72,683        70,311          5
A                                           315,938       326,952         19          329,126       302,063         24
BBB                                         685,358       725,094         41          414,951       381,071         30
Below investment grade                       97,944        91,928          5           98,734        74,034          6
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,715,064    $1,770,979        100%      $1,403,180    $1,279,025        100%
==========================================================================================================================



At December 31, 2009 and 2008, approximately 26% and 27%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 34         $ 80,012       $(1,759)        51         $ 88,633      $ (8,049)         85
Residential mortgage
  backed securities          11           84,372        (1,967)        14           34,229        (8,673)         25
Commercial mortgage
  backed securities           6           21,587          (342)         8           41,678        (2,277)         14
Asset backed
  securities                  1            1,488           (70)         3            5,465          (876)          4
State and municipal
  obligations                12           29,282        (1,012)        --               --            --          12
Foreign government
  bonds and
  obligations                --               --            --          1              382           (70)          1
------------------------------------------------------------------------------------------------------------------------
  Total                      64         $216,741       $(5,150)        77         $170,387      $(19,945)        141
========================================================================================================================

                             DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $168,645      $ (9,808)
Residential mortgage
  backed securities        118,601       (10,640)
Commercial mortgage
  backed securities         63,265        (2,619)
Asset backed
  securities                 6,953          (946)
State and municipal
  obligations               29,282        (1,012)
Foreign government
  bonds and
  obligations                  382           (70)
--------------------------------------------------
  Total                   $387,128      $(25,095)
==================================================






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--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 173        $417,970      $(31,701)        139        $234,787      $(58,636)        312
Residential mortgage
  backed securities            7          34,300       (14,247)         13          22,173        (2,250)         20
Commercial mortgage
  backed securities            6          31,491        (1,839)         23         108,394       (20,927)         29
Asset backed
  securities                   4          33,937        (3,217)          2             880          (681)          6
U.S. government and
  agencies
  obligations                 --              --            --           1           2,127            (6)          1
State and municipal
  obligations                  1             961           (40)          1           3,841          (158)          2
Foreign government
  bonds and
  obligations                  7           1,460          (401)         --              --            --           7
------------------------------------------------------------------------------------------------------------------------
  Total                      198        $520,119      $(51,445)        179        $372,202      $(82,658)        377
========================================================================================================================

                             DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $652,757      $ (90,337)
Residential mortgage
  backed securities         56,473        (16,497)
Commercial mortgage
  backed securities        139,885        (22,766)
Asset backed
  securities                34,817         (3,898)
U.S. government and
  agencies
  obligations                2,127             (6)
State and municipal
  obligations                4,802           (198)
Foreign government
  bonds and
  obligations                1,460           (401)
--------------------------------------------------
  Total                   $892,321      $(134,103)
==================================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in credit spreads across sectors. The primary driver of lower unrealized losses in 2009 compared to 2008 was the tightening of credit spreads across sectors, partially offset by higher interest rates. In addition, a portion of the decrease in unrealized losses was offset by an increase due to the adoption of a new accounting standard effective January 1, 2009. RiverSource Life of NY recorded a cumulative effect increase to the amortized cost of previously other-than-temporarily impaired investments that increased the gross unrealized losses on Available-for-Sale securities by $1.3 million. This impact is due to the impairment of Available-for-Sale securities recognized in other comprehensive income (loss) previously recognized through earnings for factors other than credit.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Operations for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income (loss):

                                                                                    (IN
                                                                                THOUSANDS)
-------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other comprehensive
  income                                                                          $ 1,892
Additional amount related to credit losses for which an other-than-temporary
  impairment was not previously recognized                                            496
Reductions for securities sold during the period (realized)                        (1,355)
Additional increases to the amount related to credit losses for which an
  other-than-temporary impairment was previously recognized                           861
-------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31, 2009 for which a portion of other-than-temporary impairment was recognized in
  other comprehensive income                                                      $ 1,894
===========================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized but have been recognized in current period net income due to sales of Available-for-Sale securities; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates. As a result of the adoption of a new accounting standard effective January 1, 2009, net unrealized investment gains (losses) arising during the period also includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period. Additionally, reclassification of (gains) losses included in net income contains noncredit other-than-temporary impairment losses that were previously unrealized but have been recognized in current period net income due to their reclassification as credit losses.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized investment gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                         COMPREHEN-
                                                                                         SIVE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             INVESTMENT                  INVESTMENT
                                                                GAINS       DEFERRED        GAINS
(IN THOUSANDS)                                                (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2007                                    $ (17,340)    $  6,069      $(11,271)
  Net unrealized investment gains arising during the
  period                                                          6,003       (2,101)        3,902
  Reclassification of gains included in net income               (5,051)       1,768        (3,283)
  Impact on DAC and DSIC                                            544         (191)          353
----------------------------------------------------------------------------------------------------
Balance at December 31, 2007                                  $ (15,844)    $  5,545      $(10,299)
  Net unrealized investment losses arising during the
  period                                                       (128,871)      45,105       (83,766)
  Reclassification of losses included in net income              24,112       (8,439)       15,673
  Impact on DAC, DSIC and benefit reserves                       22,688       (7,940)       14,748
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                  $ (97,915)    $ 34,271      $(63,644)
  Cumulative effect of accounting change                         (1,149)(1)      402          (747)
  Net unrealized investment gains arising during the
  period                                                        184,164      (64,458)      119,706
  Reclassification of gains included in net income               (2,943)       1,030        (1,913)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                  (35,705)      12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                  $  46,452     $(16,227)     $ 30,225(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009, net of DAC and DSIC amortization and certain benefit reserves. See Note 3 for additional information on the adoption impact.

(2) At December 31, 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Investment Gains included $(28) thousand of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                        $11,098      $    933       $ 6,409
Gross realized investment losses from sales                        (2,950)         (148)       (1,030)
Other-than-temporary impairments related to credit                 (5,205)      (24,898)         (326)


The $5.2 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2009 were related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The $24.9 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2008 primarily related to credit losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $0.3 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2007 related to corporate debt securities in the publishing and home building industries.

Available-for-Sale securities by contractual maturity at December 31, 2009 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   54,722    $   55,413
Due after one year through five years                                      476,440       493,053
Due after five years through 10 years                                      389,918       406,516
Due after 10 years                                                         222,589       241,344
-------------------------------------------------------------------------------------------------
                                                                         1,143,669     1,196,326
Residential mortgage backed securities                                     255,998       253,589
Commercial mortgage backed securities                                      243,266       247,249
Asset backed securities                                                     72,131        73,815
-------------------------------------------------------------------------------------------------
Total                                                                   $1,715,064    $1,770,979
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2009 and 2008, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Commercial Mortgage Loans, net
The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $186,074      $211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $183,986      $210,786
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. It is RiverSource Life of NY's practice to limit commercial mortgage loan fundings to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $1,188        $1,188        $ 2,718
Provision for loan losses                                            900            --         (1,530)
Foreclosures, write-offs and loan sales                               --            --             --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $2,088        $1,188        $ 1,188
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region:
  Atlantic                                                               $ 56,978      $ 66,425
  North Central                                                            41,956        48,748
  Mountain                                                                 28,399        32,696
  Pacific                                                                  25,553        29,605
  South Central                                                            16,634        17,205
  New England                                                              16,554        17,295
-------------------------------------------------------------------------------------------------
                                                                          186,074       211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $183,986      $210,786
=================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. property type:
  Industrial buildings                                                   $ 50,019      $ 52,424
  Shopping centers and retail                                              49,460        56,107
  Office buildings                                                         42,406        46,632
  Apartments                                                               24,964        31,102
  Medical buildings                                                         9,284        11,120
  Hotels and motels                                                         4,512         4,737
  Mixed use                                                                 3,172         4,247
  Other                                                                     2,257         5,605
-------------------------------------------------------------------------------------------------
                                                                          186,074       211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $183,986      $210,786
=================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. There were no outstanding commercial mortgage loan funding commitments at December 31, 2009 and 2008.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 91,198       $76,456      $ 84,542
Income on commercial mortgage loans                                11,716        12,990        14,564
Trading securities                                                  3,056         6,371        11,403
-------------------------------------------------------------------------------------------------------
                                                                  105,970        95,817       110,509
Less: investment expenses                                           2,891         1,396         1,319
-------------------------------------------------------------------------------------------------------
  Total                                                          $103,079       $94,421      $109,190
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                  $2,943       $(24,113)      $5,053
Commercial mortgage loans                                           (900)            --        1,530
Cash equivalents                                                       2             (4)          --
-------------------------------------------------------------------------------------------------------
  Total                                                           $2,045       $(24,117)      $6,583
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2009, 2008 and 2007, RiverSource Life of NY completed the annual detailed review of valuation assumptions of its products. In addition, during the third quarter of 2008, RiverSource Life of NY converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life of NY's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2009, 2008 and 2007 and the valuation system conversion for the year ended December 31, 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX BENEFIT (CHARGE)                                 CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
(IN THOUSANDS)                            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2009 period                                 $ --         $(2,300)      $3,400        $ 9,600       $    --       $10,700
2008 period                                  100           3,100        2,900         (3,000)       (1,700)        1,400
2007 period                                   --            (200)        (900)        (2,600)           --        (3,700)


The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $236,619      $228,826      $236,165
Cumulative effect of accounting change                                 --         1,970       (13,939)
Capitalization of acquisition costs                                27,171        28,583        34,159
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                            (21,550)      (38,554)      (25,438)
Amortization, impact of valuation assumptions review and
valuation system conversion                                         9,600        (3,000)       (2,600)
Impact of change in net unrealized securities losses (gains)      (29,898)       18,794           479
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $221,942      $236,619      $228,826
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $23,808       $19,447       $15,658
Cumulative effect of accounting change                                 --           553          (496)
Capitalization of sales inducements costs                           5,305         4,802         6,266
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                             (3,441)       (2,691)       (2,046)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           400           100            --
Impact of change in net unrealized securities losses (gains)       (3,153)        1,597            65
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $22,919       $23,808       $19,447
=======================================================================================================



RiverSource Life of NY adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in 2009. The adoption had no net impact to DAC and DSIC.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Effective January 1, 2008, RiverSource Life of NY adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.6 million to DAC and DSIC, respectively. See Note 3 for additional information regarding RiverSource Life of NY's adoption of fair value accounting standards.

Effective January 1, 2007, RiverSource Life of NY adopted a new accounting standard related to DAC in connection with modifications or exchanges of insurance contracts and recorded as a cumulative change in accounting principle a pretax reduction of $13.9 million and $0.5 million to DAC and DSIC, respectively.

6. REINSURANCE

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life of NY began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $1.5 million (increased from $750,000 during 2008) on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life of NY, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").

In addition, RiverSource Life of NY assumes life insurance risk under a reinsurance arrangement with an unaffiliated insurance company.

RiverSource Life of NY retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of DI written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2009 and 2008, traditional life and universal life insurance in force aggregated $10.9 billion and $10.8 billion, respectively, of which $6.5 billion and $6.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under its LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Direct premiums                                                  $ 38,822      $ 36,652       $34,062
Reinsurance ceded                                                 (13,758)      (10,589)       (9,446)
-------------------------------------------------------------------------------------------------------
Net premiums                                                     $ 25,064      $ 26,063       $24,616
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $2.9 million, $2.9 million and $3.5 million of reinsurance ceded for the years ended December 31, 2009, 2008 and 2007, respectively.

Reinsurance recovered from reinsurers was $4.5 million, $4.1 million and $2.7 million for the years ended December 31, 2009, 2008 and 2007, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $52.3 million and $47.9 million related to LTC risk ceded to Genworth as of December 31, 2009 and 2008, respectively. Future policy benefits include $4.8 million and $5.4 million related to an assumed reinsurance arrangement as of December 31, 2009 and 2008, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,182,426    $1,056,580
Variable annuities fixed sub-accounts                                      310,603       293,301
Variable annuity GMWB                                                        9,188        75,843
Variable annuity GMAB                                                        4,374        18,796
Other variable annuity guarantees                                              709         2,891
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,507,300     1,447,411
VUL/UL insurance                                                           158,788       151,359
Other life, DI and LTC insurance                                           250,777       236,088
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,916,865     1,834,858
Policy claims and other policyholders' funds                                 6,899         8,340
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,923,764    $1,843,198
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,622,191    $2,015,275
VUL insurance variable sub-accounts                                        297,602       231,899
Other insurance variable sub-accounts                                        1,000           847
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $2,920,793    $2,248,021
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life of NY previously offered contracts with GMIB provisions. See
Note 2 and Note 8 for additional information regarding RiverSource Life of NY's variable annuity guarantees. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $676.5 million at December 31, 2008 to $1.0 billion at December 31, 2009. The total value of variable annuity contracts with GMAB riders increased from $104.2 million at December 31, 2008 to $165.5 million at December 31, 2009. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life of NY. Premium on UL is invested in a fixed account, while purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life of NY also offers term insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

8. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions and variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. See Note 2 and Note 7 for additional information regarding the liabilities related to variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. RiverSource Life of NY has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life of NY has GMWB riders in force with the following provisions:

- withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- withdrawals at a specified rate per year for the life of the contractholder or for joint contractholders while either is alive ("GMWB for life"). Some policies require that once withdrawals begin, the contractholder's funds are moved to one of three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by RiverSource Life of NY provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which RiverSource Life of NY has established additional liabilities:

                                                        DECEMBER 31, 2009                            DECEMBER 31, 2008
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET         WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT         AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $1,517,377     $1,408,297      $ 45,453          61         $1,066,416     $  981,665
  Six-year reset                        827,758        663,365        47,812          61            799,245        623,034
  One-year ratchet                      378,416        351,457        39,435          62            288,479        262,310
  Five-year ratchet                     151,102        142,857         6,972          60            109,258        103,010
  Other                                   2,409          2,223           168          67              2,371          2,134
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $2,877,062     $2,568,199      $139,840          61         $2,265,769     $1,972,153
===========================================================================================================================
GGU DEATH BENEFIT                    $      121     $      107      $     --          50         $       79     $       78
===========================================================================================================================
GMIB                                 $   25,245     $   23,555      $  4,701          62         $   21,731     $   19,088
===========================================================================================================================
GMWB:
  GMWB                               $  240,069     $  231,008      $ 23,872          63         $  199,351     $  192,206
  GMWB for life                         788,150        749,101        39,985          63            477,102        452,793
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,028,219     $  980,109      $ 63,857          63         $  676,453     $  644,999
===========================================================================================================================
GMAB                                 $  165,452     $  160,259      $  7,419          55         $  104,241     $  100,820
===========================================================================================================================

                                         DECEMBER 31, 2008
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                   $242,846          61
  Six-year reset                       160,868          61
  One-year ratchet                     104,321          61
  Five-year ratchet                     29,024          60
  Other                                    447          66
---------------------------------------------------------------
    Total -- GMDB                     $537,506          61
===============================================================
GGU DEATH BENEFIT                     $     --          49
===============================================================
GMIB                                  $  8,721          62
===============================================================
GMWB:
  GMWB                                $ 71,371          62
  GMWB for life                        139,641          62
---------------------------------------------------------------
    Total -- GMWB                     $211,012          62
===============================================================
GMAB                                  $ 30,767          55
===============================================================



(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Changes in additional liabilities were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008               $ 1,152        $ 26        $  6,308      $  1,651       $  429
Incurred claims                                        156         278          69,535        17,145          516
Paid claims                                          1,180          99              --            --           (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008               2,488         403          75,843        18,796          943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009             $   325        $384        $  9,188      $  4,374       $1,231
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,565,000    $1,164,193
  Bond                                                                     892,000       660,964
  Other                                                                    156,000       183,181
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $2,613,000    $2,008,338
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. LINES OF CREDIT

RiverSource Life of NY has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of RiverSource Life of NY's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1(st) with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2009 and 2008.

10. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
RiverSource Life of NY categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life of NY's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life of NY uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life of NY's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life of NY's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life of NY maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. RiverSource Life of NY's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities.

Through RiverSource Life of NY's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life of NY believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life of NY applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life of NY considers market observable yields for other asset classes it considers to be of similar risk, which includes nonperformance and liquidity for individual securities, to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Derivatives
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that were used by RiverSource Life of NY to hedge its exposure to market risk related to certain variable annuity riders were also classified as Level 3. RiverSource Life of NY settled these derivatives in 2008 and has not entered into any additional structured derivatives since then.

LIABILITIES

Embedded Derivatives

VARIABLE ANNUITY RIDERS -- GMAB AND GMWB
RiverSource Life of NY values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life of NY believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life of NY's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                          $   --      $1,053,391     $ 67,825     $1,121,216
       Residential mortgage backed securities                 --         131,661      121,928        253,589
       Commercial mortgage backed securities                  --         247,107          142        247,249
       Asset backed securities                                --          58,159       15,656         73,815
       State and municipal obligations                        --          58,207           --         58,207
       U.S. government and agencies obligations            1,410          10,989           --         12,399
       Foreign government bonds and obligations               --           4,504           --          4,504
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                            1,410       1,564,018      205,551      1,770,979
  Trading securities                                         113              --           --            113
  Cash equivalents                                             6          89,496           --         89,502
  Other assets                                                --          14,433          137         14,570
  Separate account assets                                     --       2,920,793           --      2,920,793
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,529      $4,588,740     $205,688     $4,795,957
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 13,413     $   13,413
  Other liabilities                                           --          12,404           --         12,404
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   12,404     $ 13,413     $   25,817
=============================================================================================================




                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                          $   --      $  749,103     $ 69,984     $  819,087
       Residential mortgage backed securities                 --         115,911       43,248        159,159
       Commercial mortgage backed securities                  --         182,125          172        182,297
       Asset backed securities                                --          68,939        9,344         78,283
       U.S. government and agencies obligations            1,704          27,679           --         29,383
       State and municipal obligations                        --           6,803           --          6,803
       Foreign government bonds and obligations               --           4,013           --          4,013
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                            1,704       1,154,573      122,748      1,279,025
  Trading securities                                          87              --           --             87
  Cash equivalents                                         3,800         192,086           --        195,886
  Other assets                                                --          51,345          137         51,482
  Separate account assets                                     --       2,248,021           --      2,248,021
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $5,591      $3,646,025     $122,885     $3,774,501
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 94,465     $   94,465
  Other liabilities                                           --           5,751           --          5,751
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $    5,751     $ 94,465     $  100,216
=============================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS
                                                         (LOSSES) INCLUDED IN      PURCHASES,
                                                      --------------------------     SALES,
                                                                        OTHER       ISSUANCES
                                          BALANCE,                   COMPREHEN-        AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET          SIVE      SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN THOUSANDS)                              2009         INCOME        INCOME          NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities            $ 69,984       $    59       $12,498       $(5,110)      $(9,606)     $ 67,825
     Residential mortgage backed
     securities                             43,248         3,056        12,141        63,483            --       121,928
     Commercial mortgage backed
     securities                                172             1             5           (36)           --           142
     Asset backed securities                 9,344           158         1,104         5,050            --        15,656
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         122,748         3,274(1)     25,748        63,387        (9,606)(3)   205,551

Other assets                                   137            --            --            --            --           137
Future policy benefits                     (94,465)       85,137(2)         --        (4,085)           --       (13,413)


(1) Represents a $0.7 million loss included in net realized investment gains (losses) and a $4.0 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents securities with a fair value of $9.6 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service.

                                                              TOTAL GAINS
                                                         (LOSSES) INCLUDED IN      PURCHASES,
                                                      --------------------------     SALES,
                                                                        OTHER       ISSUANCES
                                          BALANCE,                   COMPREHEN-        AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET          SIVE      SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN THOUSANDS)                              2008          LOSS          LOSS           NET         LEVEL 3        2008
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities            $ 86,472      $ (2,000)     $ (9,851)     $ (4,637)      $    --      $ 69,984
     Residential mortgage backed
     securities                             12,226        (1,652)      (16,146)       36,958        11,862        43,248
     Commercial mortgage backed
     securities                                275             2            (6)          (99)           --           172
     Asset backed securities                 1,531           529        (1,812)        9,096            --         9,344
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         100,504        (3,121)(1)   (27,815)       41,318        11,862(3)    122,748

Other assets                                15,054           895(2)         --       (15,812)           --           137
Future policy benefits                      (6,157)      (84,958)(2)        --        (3,350)           --       (94,465)


(1) Represents a $3.9 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31 for the year then ended:


                                                          2009                                      2008
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN THOUSANDS)                             INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Residential mortgage backed
       securities                          $3,822         $(860)       $    --        $294         $(1,946)     $     --
     Commercial mortgage backed
       securities                              --            --                          2              --            --
     Asset backed securities                  158            --             --         529              --            --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          3,980          (860)            --         825          (1,946)           --

Future policy benefits                         --            --         83,715          --              --       (84,618)

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  183,986    $  182,954     $210,786      $192,896
  Policy loans                                              35,748        39,101       36,226        39,059
  Restricted cash                                            8,400         8,400           --            --

FINANCIAL LIABILITIES
  Future policy benefits                                $1,094,435    $1,111,583     $968,966      $915,297
  Separate account liabilities                               6,517         6,517        6,182         6,182


Commercial mortgage loans, net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life of NY's estimate of the amount recoverable on the loan.

Policy loans
The fair value of policy loans is determined using discounted cash flows.

Restricted cash
Restricted cash is generally set aside for specific business transactions and restrictions specific to RiverSource Life of NY and does not transfer to third party market participants, therefore, the carrying value amount is a reasonable estimate of fair value.

Future policy benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life of NY's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate account liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life of NY. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

11. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2009, 2008 and 2007, RiverSource Life of NY received $4.8 million, $7.2 million and $3.7 million, respectively, from RiverSource Investments, LLC for these services.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life of NY's share of the total net periodic pension cost was $183 thousand, $144 thousand and $90 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $116 thousand, $96 thousand and $83 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $159 thousand, $36 thousand and $144 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2009, 2008 and 2007, which are calculated on the basis of commission earnings of the individual financial advisors, were $2 thousand, $6 thousand and $11 thousand, respectively. Such costs are included in DAC.

RiverSource Life of NY participates in the defined benefit health care plans of Ameriprise Financial which provides health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2009, 2008 and 2007 was $22 thousand, $52 thousand and nil, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $32.3 million, $42.2 million and $32.3 million for 2009, 2008 and 2007, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2009, 2008 and 2007, RiverSource Life of NY paid cash dividends of nil, $77 million and $83 million, respectively, to RiverSource Life Insurance Company. The 2008 and 2007 dividends exceeded the limitation described in Note
12. Prior to paying these dividends, RiverSource Life of NY provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

Included in other liabilities at December 31, 2009 is a $9.6 million payable to RiverSource Life for federal income taxes and included in other assets at December 31, 2008 is a $7.0 million receivable from RiverSource Life for federal income taxes.

12. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval.

Statutory net gain (loss) from operations and net income (loss) are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                        $101,034      $(36,116)      $33,925
Statutory net income (loss)                                        86,189       (34,045)       43,164


Statutory capital and surplus and unassigned surplus are as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Statutory capital and surplus                                            $284,340      $215,625
Statutory unassigned surplus                                              160,497       106,190


13. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The components of income tax provision (benefit) on pretax income (loss) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,836      $ 10,816       $16,760
  State                                                             1,677         2,405         1,056
-------------------------------------------------------------------------------------------------------
Total current income tax                                           18,513        13,221        17,816
Deferred federal income tax                                         7,335       (22,571)        1,184
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                    $25,848      $ (9,350)      $19,000
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2009          2008          2007
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%          35.0%        35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (5.4)          26.2         (7.9)
  State taxes, net of federal benefit                               1.3          (10.2)         1.1
  Taxes applicable to prior years                                   1.1            3.9          3.8
  Foreign tax credit, net of addback                               (0.6)           6.2         (1.1)
  Other                                                              --           (0.1)          --
-------------------------------------------------------------------------------------------------------
Income tax provision                                               31.4%          61.0%        30.9%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 31.4%, 61.0% and 30.9% for the years ended December 31, 2009, 2008 and 2007, respectively. The decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 58,070      $ 78,571
  Investment related                                                        7,084            --
  Net unrealized losses on Available-for Sale securities                       --        34,271
  Other                                                                     3,295         3,028
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           68,449       115,870

Deferred income tax liabilities:
  DAC                                                                      63,397        60,531
  Investment related                                                           --         9,156
  Net unrealized gains on Available-for Sale securities                    16,227            --
  DSIC                                                                      8,457         7,670
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      88,081        77,357
-------------------------------------------------------------------------------------------------
Net deferred income tax (liabilities) assets                             $(19,632)     $ 38,513
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences,
iii) taxable income in prior carryback years, and iv) tax planning strategies.

Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2009 and 2008.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

A reconciliation of the beginning and ending amount of unrecognized tax benefits are as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $(2,146)      $ 3,481       $   --
Additions (reductions) based on tax positions related to the
current year                                                           61        (7,720)       1,637
Additions for tax positions of prior years                            807         4,844        1,844
Reductions for tax positions of prior years                          (324)       (2,751)          --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $(1,602)      $(2,146)      $3,481
=======================================================================================================



If recognized, approximately $2.9 million, $2.0 million and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2009, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized a net expense of $17 thousand, a net benefit of $388 thousand and a net expense of $259 thousand in interest and penalties for the years ended December 31, 2009, 2008 and 2007, respectively. RiverSource Life of NY had receivables of $112 thousand and $129 thousand for the over payment of interest and penalties recorded at December 31, 2009 and 2008, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life of NY files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life of NY is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return, completed its field examination of RiverSource Life of NY's income tax returns for 1997 through 2002 during 2008 and completed its field examination of 2003 through 2004 in the third quarter of 2009. However, for federal income tax purposes, these years continue to remain open as consequence of certain issues under appeal. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life of NY's U.S. income tax returns for 2005 through 2007 which is expected to be completed in 2010. RiverSource Life of NY's state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only. Additionally, included in the administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies' separate accounts, which, if enacted, could significantly reduce the DRD tax benefits RiverSource Life of NY received, prospectively, beginning in 2011. For the year ended December 31, 2009, RiverSource Life of NY recorded a benefit of approximately $3.4 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                          $50,498      $(28,726)       $524
=======================================================================================================



14. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities. RiverSource Life of NY primarily enters into derivative agreements for risk management purposes related to RiverSource Life of NY's products and operations.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY uses derivatives as economic hedges and occasionally holds derivatives designated for hedge accounting. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives, by type of derivative and product at December 31, 2009:

                                                BALANCE                           BALANCE
DERIVATIVES NOT DESIGNATED AS HEDGING            SHEET                             SHEET
INSTRUMENTS                                    LOCATION           ASSET          LOCATION         LIABILITY
------------------------------------------------------------------------------------------------------------
                                                                   (IN                               (IN
                                                               THOUSANDS)                        THOUSANDS)
INTEREST RATE CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets        $ 4,259       liabilities         $ 7,432

EQUITY CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets         10,174       liabilities           4,972

OTHER
                                                                               Future
                                                                               policy
  GMWB and GMAB embedded derivatives(1)                               --       benefits             13,413
------------------------------------------------------------------------------------------------------------
     Total                                                       $14,433                           $25,817
============================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate primarily based on changes in equity, interest rate and credit markets.

See Note 10 for additional information regarding RiverSource Life of NY's fair value measurement of derivative instruments.

DERIVATIVES NOT DESIGNATED AS HEDGES
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Operations for the year ended December 31, 2009:

                                                   LOCATION OF         AMOUNT OF
                                                   GAIN (LOSS)        GAIN (LOSS)
                                                       ON                 ON
                                                   DERIVATIVES        DERIVATIVES
DERIVATIVES NOT DESIGNATED AS HEDGING              RECOGNIZED         RECOGNIZED
INSTRUMENTS                                         IN INCOME          IN INCOME
---------------------------------------------------------------------------------
                                                                          (IN
                                                                      THOUSANDS)
INTEREST RATE CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses             $(12,897)

EQUITY CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses              (47,198)

OTHER
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB embedded derivatives              expenses               81,052
---------------------------------------------------------------------------------
     Total                                                             $ 20,957
=================================================================================



RiverSource Life of NY holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to RiverSource Life of NY's variable annuity guaranteed benefits.

The majority of RiverSource Life of NY's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions and interest rate swaps. At December 31, 2009, the gross notional amount of these contracts was $591.1 million for RiverSource Life of NY's GMWB and GMAB provisions. The premium associated with certain of the above options is paid semi-annually over the life of the option contract.

The following is a summary of the payments RiverSource Life of NY is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2010                                                                              $ 3,999
2011                                                                                3,968
2012                                                                                3,968
2013                                                                                3,138
2014                                                                                3,137
2015-2024                                                                          10,471

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. As captured in the tables above, embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As noted above, RiverSource Life of NY uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with RiverSource Life of NY's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, RiverSource Life of NY has established guidelines and oversight credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements wherever practical. As of December 31, 2009, RiverSource Life of NY held $2.3 million in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral RiverSource Life of NY is obligated to return to counterparties. As of December 31, 2009, RiverSource Life of NY's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $8.5 million.

15. COMMITMENTS AND CONTINGENCIES

At December 31, 2009 and 2008, RiverSource Life of NY had no material commitments to purchase investments.

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2009, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

16. STATUTORY ACCOUNTING PRINCIPLES

Reconciliations of net income and shareholder's equity, as shown in the accompanying financial statements, to that determined using statutory accounting principles are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ 56,402      $ (5,964)      $42,496
Deferred acquisition costs (GAAP item)                            (15,221)       12,770        (6,453)
Deferred sales inducement costs (GAAP item)                        (2,263)       (2,211)       (4,220)
Deferred income tax expense (GAAP item)                             7,335       (22,571)        1,184
Change in future policy benefits(1)                               (59,162)       32,034        (1,342)
Current income tax expense(1)                                      (7,584)       11,939            --
Net investment income(1)                                              306          (619)       (4,871)
Realized gains (losses)(1)                                          1,321            --            --
Change in separate account liabilities(1)                          61,812       (19,887)       19,189
Mark-to-market on derivatives(2)                                   46,967       (40,691)          177
Interest maintenance reserves transfer, net of amortization
(statutory item)                                                   (3,187)        1,507        (1,941)
Other, net(1)                                                        (537)         (352)       (1,055)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                $ 86,189      $(34,045)      $43,164
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

The following table is a reconciliation of statutory-basis net income (loss) as previously reported to the New York State Insurance Department in the Annual Statement to the statutory-basis net income (loss) reported above:

                                                                                YEAR ENDED
                                                                               DECEMBER 31,
(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss) as previously reported in the Annual
Statement                                                                         $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss), adjusted                                       $43,164
===========================================================================================



Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 432,971     $ 281,965
Deferred acquisition costs (GAAP item)                                    (221,942)     (236,619)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                                (55,915)      124,155
Deferred sales inducements costs (GAAP item)                               (22,919)      (23,808)
Future policy benefits(1)                                                  (24,810)       35,845
Reinsurance assets(1)                                                       (7,243)      (11,234)
Current income taxes, net(1)                                                 4,355        11,939
Deferred income taxes, net(1)                                               59,533        (3,977)
Separate account liability adjustment (statutory item)                     149,664        87,852
Asset valuation reserve (statutory item)                                    (1,795)      (13,468)
Non-admitted assets (statutory item)                                       (15,162)      (27,781)
Other, net(1)                                                              (12,397)       (9,244)
-------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                      $ 284,340     $ 215,625
=================================================================================================



(1) Represents valuation differences between GAAP and statutory balance sheet amounts.

The following table is a reconciliation of statutory-basis capital and surplus as previously reported to the New York State Insurance Department in the Annual Statement to the statutory-basis capital and surplus reported above:

                                                                               DECEMBER 31,
(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus as reported in the Annual Statement          $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================


S-6343-4 A (7/10)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource of New York Variable Annuity Account

     Report of Independent Registered Public Accounting Firm dated April 23,
     2010.

     Statements of Assets and Liabilities for the year ended Dec. 31, 2009.

     Statements of Operations for the year ended Dec. 31, 2009.

     Statements of Changes in Net Assets for the years ended Dec. 31, 2009 and 2008.

     Notes to Financial Statements.

     The audited financial statements of RiverSource Life Insurance Co. of New York

     Report of Independent Registered Public Accounting Firm dated April 23,
2010.

     Balance Sheets as of Dec. 31, 2009 and 2008.

     Statements of Income for the years ended Dec. 31, 2009, 2008 and 2007.

     Statements of Cash Flows for the years ended Dec. 31, 2009, 2008 and 2007.

     Statements of Shareholder's Equity for the three years ended Dec. 31, 2009, 2008 and 2007.

     Notes to Financial Statements.

(b)  Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as
     Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8 Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as
     Exhibit 1.10 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

2    Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity , on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4 Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6  Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as
     Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.


4.8 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9 Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as Exhibit 4.9 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10 Form of Deferred Annuity Contract for American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (form 31053A) filed electronically as
     Exhibit 4.10 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.11 Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as
     Exhibit 4.10 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

4.12 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 139482) filed electronically as Exhibit
     4.12 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.13 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 139483) filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.14 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 139484) filed electronically as Exhibit 4.14 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.15 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (Withdrawal Benefit for Life) (form 139476A) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.16 Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.17 Form of SecureSource Joint Life rider filed electronically as Exhibit 4.17 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.


4.18 Form of SecureSource Single Life rider filed electronically as Exhibit 4.18 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

4.19 Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages is filed electronically herewith.

4.20 Form of Deferred Annuity Contract for RAVA 5 Select and data pages is filed electronically herewith.

4.21 Form of Deferred Annuity Contract for RAVA 5 Access and data pages is filed electronically herewith.

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 411278) is filed electronically herewith.

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider is filed electronically herewith.

4.24 Form of Return of Purchase Payment Death Benefit Rider (form 411277) is filed electronically herewith.

4.25 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider is filed electronically herewith.

4.26 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider is filed electronically herewith.

4.27 Form of Guaranteed Minimum Accumulation Benefit Rider - accumulation Protector Benefit rider is filed electronically herewith.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1  Copy of Charter of RiverSource Life Insurance Co. of New York dated
     Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.


8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as
     Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.7 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as
     Exhibit 27(h) (14) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.10 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.


8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York,

     Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.


8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.15 Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 24 is incorporated by reference.

8.16 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York filed electronically as
     Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.17 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.18 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.20 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
     8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.23 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.


8.24 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.25 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.26 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.27 Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.28 Copy of Amended and Restated Participation Agreement dated Jan. 1, 2007, by and among Royce Capital Fund, Royce Associates LLC and RiverSource Life Insurance Co. of New York, filed electronically as Exhibit 8.28 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.29 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit
     8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting is filed electronically herewith.

11.  None.

12.  Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement, dated Oct. 22, 2008 filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 28 to Registration Statement No. 333-91691 is incorporated herein by reference.

14.  Not applicable.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name                        Principal Business Address*       Positions and Offices with Depositor
----                    ----------------------------------   -------------------------------------
Gumer C. Alvero         1765 Ameriprise Financial Center     Director and Senior Vice President -
                        Minneapolis, MN 55474                Annuities

Timothy V. Bechtold     249 Ameriprise Financial Center      Director, President and Chief
                        Minneapolis, MN 55474                Executive Officer

Walter Stanley Berman   AMEX Tower WFC                       Vice President and Treasurer
                        200 Vesey St.
                        New York, NY

Maureen A. Buckley      20 Madison Ave. Extension            Director, Vice President, Chief
                        Albany, NY 12203                     Operating Officer, Chief Compliance
                                                             Officer, Consumer Affairs
                                                             Officer and Claims Officer

Rodney P. Burwell       Xerxes Corporation                   Director
                        7901 Xerxes Ave. So.
                        Minneapolis, MN 55431-1253

Richard N. Bush                                              Senior Vice President - Corporate Tax

Robert R. Grew          Carter, Ledyard & Milburn            Director
                        2 Wall Street
                        New York, NY 10005-2072

Ronald L. Guzior        Bollam, Sheedy, Torani               Director
                        & Co. LLP CPA's
                        26 Computer Drive West
                        Albany, NY 12205

Jean B. Keffeler        1010 Swingley Rd.                    Director
                        Livingston, MT 59047

Jeffrey McGregor                                             Director

Jeryl A. Millner        138 Ameriprise Financial Center      Director
                        Minneapolis, MN 55474

Richard T. Moore                                             Secretary

Thomas V. Nicolosi      Ameriprise Financial Services Inc.   Director
                        Suite 220
                        500 Mamaroneck Avenue
                        Harrison, NY 10528

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries and affiliates of Ameriprise Financial, Inc.

Name of Subsidiary and Jurisdiction of Incorporation

American Express Property Casualty Insurance Agency of Pennsylvania Inc. PA Ameriprise Advisor Capital, LLC DE
Ameriprise Bank, FSB NY
Ameriprise Capital Trust I DE
Ameriprise Capital Trust II DE
Ameriprise Capital Trust III DE
Ameriprise Capital Trust IV DE
Ameriprise Captive Insurance Company VT
Ameriprise Certificate Company DE
Investors Syndicate Development Corporation NV
Ameriprise Holdings, Inc. DE
Ameriprise India Private Limited India
Ameriprise Trust Company MN
AMPF Holding Corporation MI
Ameriprise Advisor Services, Inc. MI
Ameriprise Insurance Agency of Massachusetts, Inc. MA
American Enterprise Investment Services Inc. MN
Ameriprise Financial Services DE
AMPF Property Corporation MI
AMPF Realty Corporation MI
IDS Management Corporation MN
IDS Futures Corporation MN
IDS Property Casualty Insurance Company WI
Ameriprise Auto & Home Insurance Agency, Inc. WI
Ameriprise Insurance Company WI
RiverSource Distributors, Inc. DE
RiverSource Investments LLC MN
Advisory Capital Strategies Group Inc. MN
Boston Equity General Partner LLC DE
Kenwood Capital Management LLC DE
IDS Capital Holdings Inc MN
Inc. RiverSource CDO Seed Investment, LLC MN
J.& W. Seligman & Co., Inc. NY
RiverSource Fund Distributors, Inc. NY
RiverSource Services, Inc. NY
Seligman Asia Inc. NY
Seligman Focus Partners LLC NY
Seligman Health Partners LLC NY
Seligman Health Plus Partners LLC NY
Seligman Partners LLC NY
RiverSource Life Insurance Company MN
RiverSource Life Insurance Co. of New York NY
RiverSource NY REO, LLC NY
RiverSource REO 1, LLC MN
RiverSource Tax Advantaged Investments, Inc. DE
AEXP Affordable Housing LLC DE
RiverSource Service Corporation MN
Securities America Financial Corporation NE
Brecek & Young Advisors, Inc. CA
Brecek & Young Financial Services Group of Montana, Inc. MT
Brecek & Young Financial Group Insurance Agency of Texas, Inc. TX
Securities America, Inc. DE
Securities America Advisors, Inc. NE

Threadneedle Asset Management Holdings SARL Luxembourg
TAM Investment Ltd DE
TAM UK Holdings Limited UK
Threadneedle Asset Management (Australia) Pty Ltd Aus
Threadneedle International Investments GmbH Germany
Threadneedle Management Luxembourg S.A. Luxembourg
Threadneedle Portfolio Services Hong Kong Ltd HK
Threadneedle Asset Management Holdings Ltd.* UK
Cofund Holdings Ltd. (16.89%) UK
Threadneedle Asset Management Finance Ltd. UK
TMS Investment Ltd. (Jersey) (Minority) Channel Islands, Jersey
Threadneedle Asset Management Ltd. UK
Threadneedle Asset Management (Nominees) Ltd. UK
ADT Nominees Ltd UK
Convivo Asset Management Ltd. UK
Threadneedle Investment Advisors Ltd. UK
Threadneedle Portfolio Managers Ltd. UK
Sackville TIPP (GP) Ltd. UK
Threadneedle International Fund Management Ltd. UK
Threadneedle International Ltd. UK
Threadneedle Investment Services GMbH Germany
Threadneedle Investment Services Ltd. UK
Threadneedle Investments (Channel Islands) Ltd. Channel Islands, Jersey Threadneedle Investments North America LLC DE
Threadneedle Management Services Ltd. UK
Threadneedle Pension Trustees Ltd. UK
Threadneedle Property Services Ltd. UK
Threadneedle Rural Property Services Ltd. UK
Threadneedle Navigator ISA Manager Ltd. UK
Threadneedle Pensions Ltd. UK
Crockhamwell Road Management Ltd (75%) UK
Crossways Management Company Ltd (0.7%) UK
Redhouse Property Services Ltd. (6%) UK
Sackville (TPEN) [75%] UK
Severnside Distribution Park (Bristol) Management Ltd. (2.6%) UK
Threadneedle Portfolio Services Ltd. UK
Threadneedle Property Investments Ltd. UK
Axix 4/5 Management Ltd. (22.2%) UK
Cornbrash Park Management Company Ltd UK
Highcross (Slough) Management Ltd UK
Sackville Property (GP) Ltd. UK
Sackville Property (GP) Nominee 1 Ltd. UK
Sackville Property (GP) Nominee 2 Ltd. UK
Sackville SPF IV (GP) No. 1 Ltd UK
Sackville SPF IV Property (GP) No. 1 Ltd UK
Sackville SPF IV Property Nominee (1) Ltd. UK
Sackville SPF IV Property Nominee (2) Ltd. UK
Sackville Tandem Property (GP) Ltd. UK
Sackville Tandem Property Nominee Ltd. UK
Sackville TPEN Property (GP) Ltd. UK
Sackville TPEN Property Nominee Ltd.
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TSP Property (GP) Ltd. UK
Sackville TSP Property Nominee Ltd. UK
Threadneedle Unit Trust Manager Ltd. UK


Item 27. Number of Contract owners

          As of June 30, 2010, there were 13,483 non-qualified contract owners and 23,271 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, RiverSource Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio fund of funds.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and
                                       Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President -
                                       Strategic Transformation
Jeffrey  McGregor                      President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and
                                       Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c) RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL       NET UNDERWRITING        COMPENSATION    BROKERAGE
   UNDERWRITER      DISCOUNT AND COMMISSIONS   ON REDEMPTION   COMMISSIONS   COMPENSATION
-----------------   ------------------------   -------------   -----------   ------------
RiverSource
   Distributors,
   Inc.                   $17,842,976              None           None           None

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Co. of New York
     20 Madison Avenue Extension
     Albany, NY 12203

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
     1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 12th day of July, 2010.

                                RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                By RiverSource Life Insurance Co. of New York (Sponsor)


                                By /s/ Timothy V. Bechtold*
                                   ---------------------------------------------
                                   Timothy V. Bechtold
                                   President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 12th day of July, 2010.

SIGNATURE                               TITLE
---------                               -----


/s/ Gumer C. Alvero*                    Director and Senior Vice President -
-------------------------------------   Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director, President and Chief
-------------------------------------   Executive Officer
Timothy V. Bechtold


/s/ Maureen A. Buckley*                 Director, Vice President, Chief Operating
-------------------------------------   Officer, Chief Compliance Officer,
Maureen A. Buckley                      Consumer Affairs Officer and Claims Officer


/s/ Rodney P. Burwell*                  Director
-------------------------------------
Rodney P. Burwell



/s/ Richard N. Bush*                    Senior Vice President - Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Robert R. Grew*                     Director
-------------------------------------
Robert R. Grew


/s/ Ronald L. Guzior*                   Director
-------------------------------------
Ronald L. Guzior


/s/ Jean B. Keffeler*                   Director
-------------------------------------
Jean B. Keffeler


/s/ Jeffrey McGregor*                   Director
-------------------------------------
Jeffrey McGregor


/s/ Jeryl A. Millner*                   Director
-------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                 Director
-------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------
David K. Stewart

* Signed pursuant to Power of Attorney dated Oct. 22, 2008, filed electronically as Exhibit 13 to Post-Effective Amendment No.28 to Registration Statement No.333-91691, incorporated herein by reference by:


/s/ Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary

     CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 33 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

The prospectus for:
RAVA 5 Advantage Variable Annuity
RAVA 5 Select Variable Annuity
RAVA 5 Access Variable Annuity

PART B.

The Combined Statement of Additional Information and Financial Statements

Financial Statements.

Part C.

     Other Information.

     The signatures.

                                  EXHIBIT INDEX

4.19 Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages

4.20 Form of Deferred Annuity Contract for RAVA 5 Select and data pages

4.21 Form of Deferred Annuity Contract for RAVA 5 Access and data pages

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 411278)

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider

4.24 Form of Return of Purchase Payment Death Benefit Rider (form 411277)

4.25 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider

4.26 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider

4.27 Form of Guaranteed Minimum Accumulation Benefit Rider - accumulation Protector Benefit rider

9. Opinion of counsel and consent to its use as the legality of the securities being registered.

10.  Consent of Independent Registered Public Accounting